UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

            Investment Company Act file number    811-04642
                                              ------------------------

                          The Phoenix Edge Series Fund
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.                       John R. Flores, Esq.
   Vice President, Chief Legal Officer,                 Vice President
   Counsel and Secretary for Registrant          Litigation/Employment Counsel
     Phoenix Life Insurance Company             Phoenix Life Insurance Company
            One American Row                           One American Row
           Hartford, CT 06102                         Hartford, CT 06102
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 541-0171
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           SEMIANNUAL REPORT

                                THE PHOENIX EDGE SERIES FUND

                                      Variable Products Fund

                                               JUNE 30, 2005

                          [GRAPHIC OMITTED] PHOENIX(R)

                            MESSAGE FROM THE CHAIRMAN

Dear Shareholder:

      I encourage you to review this semiannual report for The Phoenix Series Edge Fund, for the six months ended June 30, 2005.

      At mid-year, the United States economy is growing at a more moderate pace than we experienced in 2004. Inflation concerns seem to be subsiding after peaking this spring, despite continued high energy prices. The equity markets remained sluggish through the first half of 2005, giving back some of the gains from last fall's post-presidential election rally. The Federal Reserve (the
"Fed") has continued to tighten interest rates and instituted its ninth consecutive 25 basis point rate hike on June 30. As a result of the Fed's efforts, the Treasury yield curve has flattened considerably over the past year, with short rates rising while rates for longer dated maturities declining. The combination of moderate economic growth and low inflation should provide a favorable environment for both the equity and fixed income markets in the second half of the year.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.(1) Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, The Phoenix Edge Series Fund

JULY 2005

(1) DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of The Phoenix Edge Series Fund Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

                         THIS PAGE INTENTIONALLY BLANK.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Glossary ................................................................      4

Phoenix-Aberdeen International Series ...................................      5

Phoenix-AIM Growth Series ...............................................     12

Phoenix-Alger Small-Cap Growth Series ...................................     18

Phoenix-Alliance/Bernstein Enhanced Index Series ........................     24

Phoenix-Duff & Phelps Real Estate Securities Series .....................     32

Phoenix-Engemann Capital Growth Series ..................................     37

Phoenix-Engemann Growth and Income Series ...............................     42

Phoenix-Engemann Small-Cap Growth Series ................................     49

Phoenix-Engemann Strategic Allocation Series ............................     54

Phoenix-Engemann Value Equity Series ....................................     62

Phoenix-Goodwin Money Market Series .....................................     68

Phoenix-Goodwin Multi-Sector Fixed Income Series ........................     73

Phoenix-Goodwin Multi-Sector Short Term Bond Series .....................     82

Phoenix-Kayne Rising Dividends Series ...................................     89

Phoenix-Kayne Small-Cap Quality Value Series ............................     94

Phoenix-Lazard International Equity Select Series .......................     98

Phoenix-Northern Dow 30 Series ..........................................    104

Phoenix-Northern Nasdaq-100 Index(R) Series .............................    109

Phoenix-Sanford Bernstein Mid-Cap Value Series ..........................    115

Phoenix-Sanford Bernstein Small-Cap Value Series ........................    120

Phoenix Mid-Cap Growth Series (formerly Phoenix-Seneca Mid-Cap
 Growth Series) .........................................................    126

Phoenix Strategic Theme Series (formerly Phoenix-Seneca Strategic
 Theme Series) ..........................................................    131

Notes to Financial Statements ...........................................    136

Board of Trustees' Consideration of Investment Advisory and
 Subadvisory Agreements .................................................    147

Fund Management Tables ..................................................    149

--------------------------------------------------------------------------------
   Not FDIC Insured             No Bank Guarantee              May Lose Value
--------------------------------------------------------------------------------

                                    GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC (AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION)
One of the largest insurers of new municipal bond offerings.

BASIS POINT (BP)
One-hundredth of a percentage point (0.01%). Basis points are often used to measure changes in or differences between yields on fixed income securities, since these often change by very small amounts.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FGIC (FINANCIAL GUARANTY INSURANCE COMPANY)
A leading financial guaranty insurance company providing triple-A credit enhancement on public finance, structured finance and asset-backed securities.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)
A leading provider of Aaa/AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

JPY
Japanese Yen.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)
One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

NEW YORK SHARES (GUILDER SHARES)
Shares representing Dutch companies that are not permitted to trade outside of national borders.

REITS (REAL ESTATE INVESTMENT TRUSTS)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

USD
United States Dollar.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Aberdeen International Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period.Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                      BEGINNING           ENDING        EXPENSES PAID
                                    ACCOUNT VALUE      ACCOUNT VALUE        DURING
ABERDEEN INTERNATIONAL SERIES     DECEMBER 31, 2004    JUNE 30, 2005       PERIOD*
------------------------------    -----------------    -------------    -------------
Actual                               $ 1,000.00          $ 993.70          $ 5.16

Hypothetical (5% return before
 expenses)                             1,000.00          1,019.55            5.24

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.04%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES
--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS (UNAUDITED)                                        6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                               [GRAPHIC OMITTED]

Japan                             20%
United Kingdom                    15
Italy                              8
Germany                            7
France                             6
Brazil                             6
Hong Kong                          6
Other                             32

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                      ---------  ------------
DOMESTIC COMMON STOCKS--2.4%
UNITED STATES--2.4%
  Albertson's, Inc. (Food Retail) ..................      4,400  $     90,992
  Altria Group, Inc. (Tobacco) .....................      4,225       273,189
  Bank of America Corp. (Diversified Banks) ........      7,110       324,287
  Chevron Corp. (Integrated Oil & Gas) .............      1,280        71,578
  Citigroup, Inc. (Other Diversified Financial
    Services) ......................................      7,330       338,866
  ConocoPhillips (Integrated Oil & Gas) ............      7,400       425,426
  Exxon Mobil Corp. (Integrated Oil & Gas) .........      2,500       143,675
  General Electric Co. (Industrial Conglomerates) ..     13,900       481,635
  Goldman Sachs Group, Inc. (The) (Investment
    Banking & Brokerage) ...........................        600        61,212
  Home Depot, Inc. (The) (Home Improvement
    Retail) ........................................      4,300       167,270
  Johnson & Johnson (Pharmaceuticals) ..............      3,350       217,750
  Microsoft Corp. (Systems Software) ...............     14,100       350,244
  Occidental Petroleum Corp. (Integrated Oil &
    Gas) ...........................................      4,100       315,413
  Pfizer, Inc. (Pharmaceuticals) ...................     10,590       292,072
  Sprint Corp. (Integrated Telecommunication
    Services) ......................................      7,000       175,630
  Stanley Works (The) (Household Appliances) .......      2,500       113,850
  UnitedHealth Group, Inc. (Managed Health Care) ...        888        46,300
  Verizon Communications, Inc. (Integrated
    Telecommunication Services) ....................      1,300        44,915
  Wal-Mart Stores, Inc. (Hypermarkets & Super
    Centers) .......................................      2,400       115,680
  Wyeth (Pharmaceuticals) ..........................      1,200        53,400
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $3,508,905) ................................     4,103,384
                                                                 ------------
FOREIGN COMMON STOCKS (c)--93.6%
AUSTRALIA--0.2%
  Australia and New Zealand Banking Group Ltd.
    (Diversified Banks) ............................      7,600       125,497
  BlueScope Steel Ltd. (Steel) .....................     20,000       124,243
  Qantas Airways Ltd. (Airlines) ...................     28,100        71,828
                                                                 ------------
                                                                      321,568
                                                                 ------------
AUSTRIA--0.1%
  OMV AG (Oil & Gas Refining, Marketing &
    Transportation) ................................        250       108,773
                                                                 ------------
BELGIUM--2.0%
  Belgacom SA (Integrated Telecommunication
    Services) ......................................     99,800     3,401,372
                                                                 ------------

                                                        SHARES       VALUE
                                                      ---------  ------------
BRAZIL--6.2%
  Banco Bradesco S.A. Sponsored ADR (Diversified
    Banks) .........................................    102,400  $  3,623,936
  Petroleo Brasileiro S.A. ADR (Integrated Oil &
    Gas) ...........................................    148,000     6,813,920
                                                                 ------------
                                                                   10,437,856
                                                                 ------------
CANADA--0.4%
  Alcan, Inc. (Aluminum) ...........................      2,400        72,047
  Bank of Nova Scotia (Diversified Banks) ..........      8,502       281,318
  Canadian National Railway Co. (Railroads) ........        900        51,920
  Manulife Financial Corp. (Life & Health
    Insurance) .....................................      3,000       143,266
  Petro-Canada (Integrated Oil & Gas) ..............      2,100       136,692
                                                                 ------------
                                                                      685,243
                                                                 ------------
CHINA--0.3%
  Zhejiang Expressway Co. Ltd. (Highways &
    Railtracks) ....................................    700,000       475,477
                                                                 ------------
DENMARK--0.0%
  Danske Bank A/S (Diversified Banks) ..............      2,200        66,082
                                                                 ------------
FINLAND--0.1%
  Nokia Oyj (Communications Equipment) .............      8,000       133,113
                                                                 ------------
FRANCE--6.4%
  Assurances Generales de France (Multi-line
    Insurance) .....................................      2,600       212,444
  BNP Paribas SA (Diversified Banks) ...............      1,400        95,620
  France Telecom SA (Integrated Telecommunication
    Services) ......................................      2,904        84,512
  PSA Peugeot Citroen SA (Automobile
    Manufacturers) .................................     57,000     3,361,400
  Sanofi-aventis (Pharmaceuticals) .................      2,007       164,370
  Societe Generale (Diversified Banks) .............      1,050       106,474
  Total SA (Integrated Oil & Gas) ..................     14,300     3,346,156
  Valeo SA (Auto Parts & Equipment) ................     76,100     3,408,816
                                                                 ------------
                                                                   10,779,792
                                                                 ------------
GERMANY--7.3%
  Commerzbank AG (Diversified Banks) ...............    122,500     2,649,398
  Deutsche Post AG (Air Freight & Couriers) ........     70,700     1,645,425
  Deutsche Postbank AG (Diversified Banks) .........     84,000     4,129,185
  E.ON AG (Electric Utilities) .....................     43,000     3,817,260
  Siemens AG (Industrial Conglomerates) ............      1,325        96,273
                                                                 ------------
                                                                   12,337,541
                                                                 ------------

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                        SHARES       VALUE
                                                      ---------  ------------
HONG KONG--6.0%
  China Mobile Ltd. (Wireless Telecommunication
    Services).......................................  1,138,000  $  4,216,933
  Dah Sing Banking Group Ltd. (Regional Banks) .....     13,400        24,855
  Dah Sing Financial Group (Regional Banks) ........     67,000       447,435
  Swire Pacific Ltd. Class B (Multi-Sector
    Holdings) ......................................  2,982,500     4,825,210
  Wing Hang Bank Ltd. (Regional Banks) .............    106,000       690,630
                                                                 ------------
                                                                   10,205,063
                                                                 ------------
INDIA--3.9%
  Gail India Ltd. GDR (Gas Utilities) ..............     40,000     1,213,200
  ICICI Bank Ltd. Sponsored ADR (Diversified
    Banks) .........................................    247,100     5,399,135
                                                                 ------------
                                                                    6,612,335
                                                                 ------------
ITALY--7.7%
  Banca Intesa S.p.A (Diversified Banks) ...........    980,000     4,473,878
  ENI S.p.A (Integrated Oil & Gas) .................    200,000     5,138,950
  Riunione Adriatica di Sicurta S.p.A (Multi-line
    Insurance) .....................................    174,400     3,389,409
                                                                 ------------
                                                                   13,002,237
                                                                 ------------
JAPAN--20.3%
  Canon, Inc. (Electronic Equipment
    Manufacturers) .................................     87,500     4,586,271
  Daito Trust Construction Co. Ltd.
    (Homebuilding) .................................     88,000     3,286,148
  Ito-Yokado Co. Ltd. (Food Retail) ................    113,000     3,726,699
  Japan Tobacco, Inc. (Tobacco) ....................          5        66,471
  JFE Holdings, Inc. (Steel) .......................      5,000       122,886
  Kyocera Corp. (Electronic Equipment
    Manufacturers) .................................     25,500     1,943,807
  Mitsubishi Tokyo Financial Group, Inc.
    (Diversified Banks) ............................        400     3,371,846
  Nissan Motor Co. Ltd. (Automobile
    Manufacturers) .................................     23,600       233,311
  NTT DoCoMo, Inc. (Wireless Telecommunication
    Services) ......................................      2,140     3,152,968
  ORIX Corp. (Consumer Finance) ....................     14,500     2,165,137
  Seino Transportation Co. Ltd. (Trucking) .........    395,000     3,559,976
  Sumitomo Mitsui Financial Group, Inc.
    (Diversified Banks) ............................         35       235,361
  Takeda Pharmaceutical Co., Ltd.
    (Pharmaceuticals) ..............................     86,300     4,267,346
  Tanabe Seiyaku Co. Ltd (Pharmaceuticals) .........     11,000       105,603
  Toyota Motor Corp. (Automobile Manufacturers) ....     94,000     3,354,464
  UFJ Holdings, Inc. (Diversified Banks) (b) .......         37       191,417
                                                                 ------------
                                                                   34,369,711
                                                                 ------------
MALAYSIA--1.0%
  Public Bank Berhad (Regional Banks) ..............    920,000     1,618,851
  Sime UEP Properties Berhad (Real Estate
    Management & Development) ......................     14,800        16,436
                                                                 ------------
                                                                    1,635,287
                                                                 ------------
MEXICO--2.2%
  Grupo Aeroportuario del Sureste S.A. de C.V. ADR
    (Airport Services) .............................    117,000     3,726,450
                                                                 ------------
NETHERLANDS--2.3%
  ING Groep N.V. (Other Diversified Financial
    Services) ......................................    136,007     3,822,796
  Koninklijke Philips Electronics N.V. (Industrial
    Conglomerates) .................................      1,300        32,745
  Royal Dutch Petroleum Co. N.V. (Integrated
    Oil & Gas) .....................................      1,650       107,265
                                                                 ------------
                                                                    3,962,806
                                                                 ------------
NORWAY--0.1%
  Yara International ASA (Fertilizers &
  Agricultural Chemicals) ..........................      8,100       128,022
                                                                 ------------
  SINGAPORE--3.0%
  City Developments Ltd. (Real Estate Management &
    Development) ...................................    100,000       443,683
  Flextronics International Ltd. (Electronic
    Manufacturing Services) (b) ....................      5,000        66,050

                                                        SHARES       VALUE
                                                      ---------  ------------
SINGAPORE--CONTINUED
  Oversea-Chinese Banking Corporation Ltd.
    (Diversified Banks) ............................    526,000  $  3,612,290
  Singapore Telecommunications Ltd. (Integrated
    Telecommunication Services) ....................    128,150       210,092
  United Overseas Bank Ltd. (Regional Banks) .......     78,400       659,339
  United Overseas Land Ltd (Real Estate Management
    & Development) .................................      7,840        10,585
                                                                 ------------
                                                                    5,002,039
                                                                 ------------
SPAIN--1.6%
  Altadis SA (Tobacco) .............................     59,300     2,480,922
  Repsol YPF SA (Integrated Oil & Gas) .............      9,500       241,092
                                                                 ------------
                                                                    2,722,014
                                                                 ------------
SWEDEN--2.6%
  Nordea Bank AB (Regional Banks) ..................    487,000     4,412,674
                                                                 ------------
SWITZERLAND--3.7%
  Credit Suisse Group (Diversified Banks) ..........      6,300       246,945
  Nestle S.A. (Packaged Foods & Meats) .............     10,500     2,682,359
  Zurich Financial Services AG (Multi-line
    Insurance) .....................................     19,200     3,293,191
                                                                 ------------
                                                                    6,222,495
                                                                 ------------
TAIWAN--1.7%
  Fubon Financial Holding Co. Ltd. (Multi-Sector
    Holdings) ......................................    284,000       275,722
  SinoPac Holdings (Regional Banks) ................  1,085,954       543,593
  Taiwan Mobile Corp. (Wireless Telecommunication
    Services) ......................................    309,400       317,892
  Taiwan Semiconductor Manufacturing Co. Ltd.
    Sponsored ADR (Semiconductors) .................    185,500     1,691,760
                                                                 ------------
                                                                    2,828,967
                                                                 ------------
UNITED KINGDOM--14.5%
  AstraZeneca plc (Pharmaceuticals) ................     70,000     2,885,935
  Aviva plc (Multi-line Insurance) .................     18,128       201,290
  Britannic Group plc (Multi-line Insurance) (d) ...    250,000     2,299,009
  British American Tobacco plc (Tobacco) ...........    129,600     2,496,006
  Centrica plc (Gas Utilities) .....................  1,005,500     4,163,755
  EMAP plc (Publishing & Printing) .................    203,000     2,822,462
  GlaxoSmithKline plc (Pharmaceuticals) ............     12,546       303,155
  InterContinental Hotels Group plc (Hotels,
    Resorts & Cruise Lines) ........................      5,936        74,756
  Lloyds TSB Group plc (Multi-Sector Holdings) .....      3,700        31,247
  Morrison (WM.) Supermarkets (Food Retail) ........  1,047,000     3,477,125
  Royal & Sun Alliance Insurance Group plc
    (Multi-line Insurance) .........................     28,600        42,792
  Royal Bank of Scotland Group plc (Diversified
    Banks) .........................................      4,100       123,446
  Scottish Power plc (Electric Utilities) ..........    225,000     1,996,447
  Weir Group plc (The) (Industrial Machinery) ......    598,000     3,445,832
  Whitbread plc (Restaurants) ......................      9,771       166,120
                                                                 ------------
                                                                   24,529,377
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $134,170,778) ..............................   158,106,294
                                                                 ------------
RIGHTS--0.3%
SINGAPORE--0.3%
  Oversea-Chinese Banking Corporation Ltd.
    (Diversified Banks) Exercise $0.833,
    7/6/05 (b) .....................................    105,200       402,491
                                                                 ------------
TOTAL RIGHTS
  (Identified cost $0) ........................................       402,491
                                                                 ------------

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                       SHARES       VALUE
                                                      --------  ------------
FOREIGN PREFERRED STOCKS (c)--3.8%
SOUTH KOREA--3.8%
  Hyundai Motor Co. Ltd. Pfd. (Automobile
    Manufacturers) .................................    28,000  $    928,928
  Samsung Electronics Co. Ltd. Pfd.
    (Semiconductors) ...............................    17,000     5,548,412
                                                                ------------
TOTAL FOREIGN PREFERRED STOCKS
  (Identified cost $3,905,512) ...............................     6,477,340
                                                                ------------
TOTAL INVESTMENTS--100.1%
  (Identified cost $141,585,195) .............................   169,089,509(a)
  Other assets and liabilities, net--(0.1)% ..................      (207,982)
                                                                ------------
NET ASSETS--100.0% ...........................................  $168,881,527
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $33,214,747 and gross depreciation of $5,834,845 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $141,709,607.
(b)   Non-income producing.
(c) Foreign common stocks and foreign preferred stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.
(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2005, this security amounted to a value of $2,299,009 or 1.4% of net assets.

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Air Freight & Couriers ................................................     1.0%
Airlines ..............................................................     0.0*
Airport Services ......................................................     2.2
Aluminum ..............................................................     0.0*
Auto Parts & Equipment ................................................     2.0
Automobile Manufacturers ..............................................     4.7
Communications Equipment ..............................................     0.1
Consumer Finance ......................................................     1.3
Diversified Banks .....................................................    17.4
Electric Utilities ....................................................     3.4
Electronic Equipment Manufacturers ....................................     3.9
Electronic Manufacturing Services .....................................     0.0*
Fertilizers & Agricultural Chemicals ..................................     0.1
Food Retail ...........................................................     4.3
Gas Utilities .........................................................     3.2
Highways & Railtracks .................................................     0.3
Home Improvement Retail ...............................................     0.1
Homebuilding ..........................................................     1.9
Hotels, Resorts & Cruise Lines ........................................     0.0*
Household Appliances ..................................................     0.1
Hypermarkets & Super Centers ..........................................     0.1
Industrial Conglomerates ..............................................     0.4
Industrial Machinery ..................................................     2.0
Integrated Oil & Gas ..................................................     9.9
Integrated Telecommunication Services .................................     2.3
Investment Banking & Brokerage ........................................     0.0*
Life & Health Insurance ...............................................     0.1
Managed Health Care ...................................................     0.0*
Multi-Sector Holdings .................................................     3.0
Multi-line Insurance ..................................................     5.6
Oil & Gas Refining, Marketing & Transportation ........................     0.1
Other Diversified Financial Services ..................................     2.5
Packaged Foods & Meats ................................................     1.6
Pharmaceuticals .......................................................     4.9
Publishing & Printing .................................................     1.7
Railroads .............................................................     0.0*
Real Estate Management & Development ..................................     0.3
Regional Banks ........................................................     5.0
Restaurants ...........................................................     0.1
Semiconductors ........................................................     4.3
Steel .................................................................     0.1
Systems Software ......................................................     0.2
Tobacco ...............................................................     3.1
Trucking ..............................................................     2.1
Wireless Telecommunication Services ...................................     4.6
                                                                          -----
                                                                          100.0%
                                                                          =====

*Amount is less than 0.1%.

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $141,585,195) ..  $ 169,089,509
Foreign currency at value (identified cost $37,745) ............         40,414
Receivables
  Dividends ....................................................        616,933
  Tax reclaims .................................................        151,961
  Fund shares sold .............................................         29,376
Prepaid expenses ...............................................         15,900
                                                                  -------------
    Total assets ...............................................    169,944,093
                                                                  -------------
LIABILITIES
Cash overdraft .................................................        143,767
Payables
  Fund shares repurchased ......................................        695,424
  Investment advisory fee ......................................        104,984
  Printing fee .................................................         55,152
  Financial agent fee ..........................................         10,380
  Administration fee ...........................................         10,218
  Trustees' fee ................................................          3,401
Accrued expenses ...............................................         39,240
                                                                  -------------
    Total liabilities ..........................................      1,062,566
                                                                  -------------
NET ASSETS .....................................................  $ 168,881,527
                                                                  =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............  $ 187,237,775
  Undistributed net investment income ..........................        880,668
  Accumulated net realized loss ................................    (46,730,547)
  Net unrealized appreciation ..................................     27,493,631
                                                                  -------------
NET ASSETS .....................................................  $ 168,881,527
                                                                  =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization ......................................     13,625,968
                                                                  =============
Net asset value and offering price per share ...................  $       12.39
                                                                  =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends ....................................................  $   3,814,576
  Interest .....................................................         37,509
  Foreign taxes withheld .......................................       (395,547)
                                                                  -------------
    Total investment income ....................................      3,456,538
                                                                  -------------
EXPENSES
  Investment advisory fee ......................................        656,275
  Financial agent fee ..........................................         62,784
  Administration fee ...........................................         63,877
  Custodian ....................................................         45,754
  Printing .....................................................         21,955
  Professional .................................................         21,257
  Trustees .....................................................          6,860
  Miscellaneous ................................................         35,248
                                                                  -------------
    Total expenses .............................................        914,010
                                                                  -------------
NET INVESTMENT INCOME ..........................................      2,542,528
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments .............................     11,497,633
  Net realized loss on foreign currency transactions ...........       (122,841)
  Net change in unrealized appreciation (depreciation) on
    investments ................................................    (14,920,622)
  Net change in unrealized appreciation (depreciation) on
    foreign currency and foreign currency translations .........        (20,348)
                                                                  -------------
NET LOSS ON INVESTMENTS ........................................     (3,566,178)
                                                                  -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........  $  (1,023,650)
                                                                  =============

                        See Notes to Financial Statements

                                 PHOENIX-ABERDEEN INTERNATIONAL SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS
                                                                                           ENDED         YEAR ENDED
                                                                                       JUNE 30, 2005    DECEMBER 31,
                                                                                        (UNAUDITED)         2004
                                                                                       -------------   -------------
FROM OPERATIONS
  Net investment income (loss) .....................................................   $   2,542,528   $   3,227,368
  Net realized gain (loss) .........................................................      11,374,792      11,999,990
  Net change in unrealized appreciation (depreciation) .............................     (14,940,970)     16,097,585
                                                                                       -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................      (1,023,650)     31,324,943
                                                                                       -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................................................        (985,922)     (4,308,090)
                                                                                       -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................        (985,922)     (4,308,090)
                                                                                       -------------   -------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (858,884 and 1,404,573 shares, respectively) .......      10,543,911      15,331,970
  Net asset value of shares issued in conjunction with Plan of Reorganization
    (0 and 1,785,746 shares, respectively) (See Note 9) ............................              --      19,701,375
  Net asset value of shares issued from reinvestment of distributions
    (80,311 and 366,655 shares, respectively) ......................................         985,922       4,308,090
  Cost of shares repurchased (1,716,782 and 2,811,396 shares, respectively) ........     (21,307,209)    (31,270,216)
                                                                                       -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................      (9,777,376)      8,071,219
                                                                                       -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................     (11,786,948)     35,088,072
NET ASSETS

  Beginning of period ..............................................................     180,668,475     145,580,403
                                                                                       -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND DISTRIBUTIONS
    IN EXCESS OF NET INVESTMENT INCOME OF $880,668 AND ($675,938), RESPECTIVELY) ...   $ 168,881,527   $ 180,668,475
                                                                                       =============   =============

* Prior year subscriptions of 2,943,583 shares, $32,549,815 and redemptions of 4,350,406 shares, $48,488,061 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                 SIX MONTHS
                                                   ENDED                           YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2005      -----------------------------------------------------------
                                                (UNAUDITED)          2004        2003        2002         2001         2000
                                               -------------      ---------   ---------   ---------    ---------    ---------
Net asset value, beginning of period .......   $       12.54      $   10.66   $    8.24   $    9.78    $   13.25    $   17.19
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .............            0.18           0.23        0.18        0.12         0.06         0.08
  Net realized and unrealized gain (loss) ..           (0.26)          1.96        2.41       (1.56)       (3.23)       (2.77)
                                               -------------      ---------   ---------   ---------    ---------    ---------
    TOTAL FROM INVESTMENT OPERATIONS .......           (0.08)          2.19        2.59       (1.44)       (3.17)       (2.69)
                                               -------------      ---------   ---------   ---------    ---------    ---------
LESS DISTRIBUTIONS
  Dividends from net investment income .....           (0.07)         (0.31)      (0.17)      (0.10)          --        (0.06)
  Distributions from net realized gains ....              --             --          --          --        (0.30)       (1.19)
                                               -------------      ---------   ---------   ---------    ---------    ---------
    TOTAL DISTRIBUTIONS ....................           (0.07)         (0.31)      (0.17)      (0.10)       (0.30)       (1.25)
                                               -------------      ---------   ---------   ---------    ---------    ---------
CHANGE IN NET ASSET VALUE ..................           (0.15)          1.88        2.42       (1.54)       (3.47)       (3.94)
                                               -------------      ---------   ---------   ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD .............   $       12.39      $   12.54   $   10.66   $    8.24    $    9.78    $   13.25
                                               =============      =========   =========   =========    =========    =========
Total return ...............................           (0.63)%(2)     20.78%      31.86%     (14.81)%     (24.04)%     (15.81)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ....   $     168,882      $ 180,668   $ 145,580   $ 113,174    $ 160,224    $ 233,609
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses .......................            1.04%(1)       1.05%       1.07%       1.05%        1.02%        1.02%
  Net investment income ....................            2.91%(1)       2.12%       1.99%       1.18%        0.72%        0.54%
Portfolio turnover .........................              27%(2)         48%         39%         34%          74%          94%

(1) Annualized.
(2) Not annualized.

                        See Notes to Financial Statements

                            PHOENIX-AIM GROWTH SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the AIM Growth Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period.Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                               BEGINNING          ENDING       EXPENSES PAID
                                             ACCOUNT VALUE     ACCOUNT VALUE      DURING
            AIM GROWTH SERIES              DECEMBER 31, 2004   JUNE 30, 2005      PERIOD*
----------------------------------------   -----------------   -------------   -------------
Actual                                         $ 1,000.00        $   977.40       $ 4.90

Hypothetical (5% return before expenses)         1,000.00          1,019.77         5.02

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.00%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                            PHOENIX-AIM GROWTH SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                                [GRAPHIC OMITTED]

Information Technology            26%
Health Care                       20
Consumer Discretionary            14
Energy                            11
Industrials                       11
Materials                          6
Financials                         6
Other                              6

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                      ---------  ------------
DOMESTIC COMMON STOCKS--92.7%
ADVERTISING--1.3%
  Lamar Advertising Co. Class A (b) ................     14,600  $    624,442
  Omnicom Group, Inc. ..............................      4,700       375,342
                                                                 ------------
                                                                      999,784
                                                                 ------------
AEROSPACE & DEFENSE--0.8%
  Honeywell International, Inc. ....................     16,300       597,069
                                                                 ------------
AIR FREIGHT & COURIERS--0.7%
  FedEx Corp. ......................................      6,530       528,995
                                                                 ------------
ALUMINUM--0.3%
  Alcoa, Inc. ......................................      8,600       224,718
                                                                 ------------
APPAREL RETAIL--1.1%
  Abercrombie & Fitch Co. Class A ..................      6,500       446,550
  Ross Stores, Inc. ................................     13,900       401,849
                                                                 ------------
                                                                      848,399
                                                                 ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
  Coach, Inc.(b) ...................................     19,700       661,329
                                                                 ------------
APPLICATION SOFTWARE--1.6%
  Autodesk, Inc. ...................................     15,500       532,735
  NAVTEQ Corp. (b) .................................     17,300       643,214
                                                                 ------------
                                                                    1,175,949
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.4%
  Franklin Resources, Inc. .........................      4,000       307,920
                                                                 ------------
BIOTECHNOLOGY--2.1%
  Amgen, Inc. (b) ..................................      9,655       583,741
  Gilead Sciences, Inc. (b) ........................     16,220       713,518
  Protein Design Labs, Inc. (b) ....................     14,900       301,129
                                                                 ------------
                                                                    1,598,388
                                                                 ------------
BROADCASTING & CABLE TV--1.6%
  Univision Communications, Inc. Class A (b) .......     19,520       537,776
  XM Satellite Radio Holdings, Inc. Class A (b) ....     20,200       679,932
                                                                 ------------
                                                                    1,217,708
                                                                 ------------
COMMUNICATIONS EQUIPMENT--2.3%
  Cisco Systems, Inc. (b) ..........................     45,635       872,085
  Comverse Technology, Inc. (b) ....................     13,320       315,018
  QUALCOMM, Inc. ...................................     16,400       541,364
                                                                 ------------
                                                                    1,728,467
                                                                 ------------

                                                        SHARES        VALUE
                                                      ---------  ------------
COMPUTER & ELECTRONICS RETAIL--0.4%
  Best Buy Co., Inc. ...............................      4,500  $    308,475
                                                                 ------------
COMPUTER HARDWARE--4.2%
  Apple Computer, Inc. (b) .........................     32,300     1,188,963
  Dell, Inc. (b) ...................................     48,875     1,931,051
                                                                 ------------
                                                                    3,120,014
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--1.0%
  EMC Corp. (b) ....................................     51,730       709,218
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.8%
  Caterpillar, Inc. ................................      9,230       879,711
  Deere & Co. ......................................      6,500       425,685
                                                                 ------------
                                                                    1,305,396
                                                                 ------------
CONSUMER ELECTRONICS--1.0%
  Harman International Industries, Inc. ............      9,000       732,240
                                                                 ------------
CONSUMER FINANCE--1.6%
  American Express Co. .............................      9,735       518,194
  SLM Corp. .......................................      13,040       662,432
                                                                 ------------
                                                                    1,180,626
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--2.4%
  Automatic Data Processing, Inc. ..................     13,000       545,610
  Fiserv, Inc. (b) .................................     19,520       838,384
  Iron Mountain, Inc. (b) ..........................     12,900       400,158
                                                                 ------------
                                                                    1,784,152
                                                                 ------------
DEPARTMENT STORES--1.2%
  Kohl's Corp. (b) .................................      6,500       363,415
  Penney (J.C.) Co., Inc. ..........................      4,300       226,094
  Sears Holdings Corp. (b) .........................      2,014       301,838
                                                                 ------------
                                                                      891,347
                                                                 ------------
DIVERSIFIED BANKS--0.8%
  Bank of America Corp. ............................     13,000       592,930
                                                                 ------------
DIVERSIFIED CHEMICALS--1.5%
  Dow Chemical Co. (The) ...........................      8,500       378,505
  Du Pont (E.I.) de Nemours & Co. ..................      9,920       426,659
  Eastman Chemical Co. .............................      5,200       286,780
                                                                 ------------
                                                                    1,091,944
                                                                 ------------
DIVERSIFIED METALS & MINING--0.5%
  Phelps Dodge Corp. ...............................      4,100       379,250
                                                                 ------------
DRUG RETAIL--0.8%
  Walgreen Co. .....................................     13,000       597,870
                                                                 ------------

                        See Notes to Financial Statements

                            PHOENIX-AIM GROWTH SERIES

                                                        SHARES       VALUE
                                                      ---------  ------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
  Emerson Electric Co. .............................      6,610  $    413,984
  Rockwell Automation, Inc. ........................      9,100       443,261
                                                                 ------------
                                                                      857,245
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.8%
  Monsanto Co. .....................................      9,100       572,117
                                                                 ------------
FOOD DISTRIBUTORS--0.3%
  Sysco Corp. ......................................      7,200       260,568
                                                                 ------------
FOOD RETAIL--0.4%
  Whole Foods Market, Inc. .........................      2,800       331,240
                                                                 ------------
FOOTWEAR--0.7%
  NIKE, Inc. Class B ...............................      6,450       558,570
                                                                 ------------
HEALTH CARE EQUIPMENT--6.4%
  Bard (C.R.), Inc. ................................      6,800       452,268
  Becton, Dickinson & Co. ..........................     13,500       708,345
  Biomet, Inc. .....................................     28,900     1,001,096
  Fisher Scientific International, Inc. (b) ........      8,600       558,140
  Medtronic, Inc. ..................................     10,610       549,492
  St. Jude Medical, Inc. (b) .......................     16,300       710,843
  Varian Medical Systems, Inc. (b) .................     13,600       507,688
  Zimmer Holdings, Inc. (b) ........................      3,800       289,446
                                                                 ------------
                                                                    4,777,318
                                                                 ------------
HEALTH CARE FACILITIES--1.0%
  HCA, Inc. ........................................      6,500       368,355
  Health Management Associates, Inc. Class A .......     13,000       340,340
                                                                 ------------
                                                                      708,695
                                                                 ------------
HEALTH CARE SERVICES--1.9%
  Caremark Rx, Inc. (b) ............................     31,600     1,406,832
                                                                 ------------
HOME ENTERTAINMENT SOFTWARE--0.5%
  Electronic Arts, Inc. (b) ........................      7,100       401,931
                                                                 ------------
HOMEFURNISHING RETAIL--0.9%
  Bed Bath & Beyond, Inc. (b) ......................     15,575       650,723
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--1.6%
  Carnival Corp. ..................................      11,720       639,326
  Starwood Hotels & Resorts Worldwide, Inc. ........      9,700       568,129
                                                                 ------------
                                                                    1,207,455
                                                                 ------------
HOUSEHOLD PRODUCTS--0.6%
  Procter & Gamble Co. (The) .......................      7,800       411,450
                                                                 ------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--1.0%
  Robert Half International, Inc. ..................     29,300       731,621
                                                                 ------------
HYPERMARKETS & SUPER CENTERS--0.5%
  Wal-Mart Stores, Inc. ............................      7,925       381,985
                                                                 ------------
INDUSTRIAL CONGLOMERATES--0.9%
  General Electric Co. .............................     19,500       675,675
                                                                 ------------
INDUSTRIAL GASES--0.9%
  Air Products and Chemicals, Inc. .................      5,800       349,740
  Praxair, Inc. ....................................      7,400       344,840
                                                                 ------------
                                                                      694,580
                                                                 ------------
INDUSTRIAL MACHINERY--2.6%
  Danaher Corp. ....................................     13,000       680,420
  Eaton Corp. ......................................      6,520       390,548
  Illinois Tool Works, Inc. ........................      4,745       378,082
  Parker Hannifin Corp. ............................      7,810       484,298
                                                                 ------------
                                                                    1,933,348
                                                                 ------------

                                                        SHARES        VALUE
                                                      ---------  ------------
INTEGRATED OIL & GAS--3.6%
  Chevron Corp. ....................................      6,400  $    357,888
  ConocoPhillips ...................................     13,000       747,370
  Exxon Mobil Corp. ................................     19,500     1,120,665
  Occidental Petroleum Corp. .......................      5,400       415,422
                                                                 ------------
                                                                    2,641,345
                                                                 ------------

INTERNET SOFTWARE & SERVICES--3.4%
  Google, Inc. Class A (b) .........................      2,600       764,790
  VeriSign, Inc. (b) ...............................     18,300       526,308
  Yahoo!, Inc. (b) .................................     34,990     1,212,403
                                                                 ------------
                                                                    2,503,501
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--1.7%
  Goldman Sachs Group, Inc. (The) ..................      7,075       721,792
  Merrill Lynch & Co., Inc. ........................     10,400       572,104
                                                                 ------------
                                                                    1,293,896
                                                                 ------------

MANAGED HEALTH CARE--2.9%
  Aetna, Inc. ......................................     10,800       894,456
  PacifiCare Health Systems, Inc. (b) ..............      6,200       442,990
  UnitedHealth Group, Inc. .........................     12,000       625,680
  WellPoint, Inc. (b) ..............................      3,300       229,812
                                                                 ------------
                                                                    2,192,938
                                                                 ------------

OIL & GAS DRILLING--1.9%
  ENSCO International, Inc. ........................     13,800       493,350
  GlobalSantaFe Corp. ..............................     11,100       452,880
  Patterson-UTI Energy, Inc. .......................     16,900       470,327
                                                                 ------------
                                                                    1,416,557
                                                                 ------------

OIL & GAS EQUIPMENT & SERVICES--1.4%
  Baker Hughes, Inc. ...............................     10,900       557,644
  National-Oilwell Varco, Inc. (b) .................      9,800       465,892
                                                                 ------------
                                                                    1,023,536
                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION--3.1%
  Apache Corp. .....................................      5,200       335,920
  Burlington Resources, Inc. .......................      7,400       408,776
  Devon Energy Corp. ...............................     14,700       744,996
  Newfield Exploration Co. (b) .....................      7,800       311,142
  XTO Energy, Inc. .................................     13,900       472,461
                                                                 ------------
                                                                    2,273,295
                                                                 ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.2%
  Valero Energy Corp. ..............................     11,100       878,121
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.1%
  Citigroup, Inc. ..................................     17,711       818,780
                                                                 ------------

PACKAGED FOODS & MEATS--0.9%
  Hershey Foods Corp. ..............................      6,500       403,650
  Kellogg Co. ......................................      5,900       262,196
                                                                 ------------
                                                                      665,846
                                                                 ------------

PERSONAL PRODUCTS--0.9%
  Gillette Co. (The) ...............................     13,600       688,568
                                                                 ------------

PHARMACEUTICALS--3.3%
  Johnson & Johnson ................................     22,065     1,434,225
  Medicis Pharmaceutical Corp. Class A .............     17,200       545,756
  Pfizer, Inc. .....................................     16,703       460,669
                                                                 ------------
                                                                    2,440,650
                                                                 ------------

RESTAURANTS--1.0%
  Brinker International, Inc. (b) ..................      7,200       288,360
  Starbucks Corp. (b) ..............................      9,100       470,106
                                                                 ------------
                                                                      758,466
                                                                 ------------

                        See Notes to Financial Statements

                            PHOENIX-AIM GROWTH SERIES

                                                        SHARES      VALUE
                                                      ---------  ------------

SEMICONDUCTOR EQUIPMENT--0.8%
  Applied Materials, Inc. ..........................     20,660  $    334,279
  KLA-Tencor Corp. .................................      6,500       284,050
                                                                 ------------
                                                                      618,329
                                                                 ------------
SEMICONDUCTORS--4.2%
  Analog Devices, Inc. .............................     22,770       849,549
  Linear Technology Corp. ..........................     18,910       693,808
  Maxim Integrated Products, Inc. ..................     10,510       401,587
  Microchip Technology, Inc. .......................     39,100     1,158,142
                                                                 ------------
                                                                    3,103,086
                                                                 ------------
SOFT DRINKS--0.6%
  PepsiCo, Inc. ....................................      7,800       420,654
                                                                 ------------
SPECIALIZED FINANCE--0.2%
  Chicago Mercantile Exchange Holdings, Inc. .......        500       147,750
                                                                 ------------
SPECIALTY CHEMICALS--0.9%
  Ecolab, Inc. .....................................     10,400       336,544
  Rohm & Haas Co. ..................................      6,600       305,844
                                                                 ------------
                                                                      642,388
                                                                 ------------
SPECIALTY STORES--1.5%
  Office Depot, Inc.(b) ............................     15,200       347,168
  Staples, Inc. ....................................     37,515       799,820
                                                                 ------------
                                                                    1,146,988
                                                                 ------------
STEEL--1.1%
  Nucor Corp. ......................................      6,000       273,720
  United States Steel Corp. ........................     15,100       518,987
                                                                 ------------
                                                                      792,707
                                                                 ------------
SYSTEMS SOFTWARE--3.7%
  Adobe Systems, Inc. ..............................     12,200       349,164
  McAfee, Inc.(b) ..................................     13,000       340,340
  Microsoft Corp. ..................................     52,240     1,297,642
  Oracle Corp.(b) ..................................     57,820       763,224
                                                                 ------------
                                                                    2,750,370
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--0.8%
  CDW Corp. ........................................     10,400       593,736
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $65,431,276) ...............................    68,955,048
                                                                 ------------

                                                        SHARES      VALUE
                                                      ---------  ------------

FOREIGN COMMON STOCKS (c)--5.3%
  APPLICATION SOFTWARE--0.4%
  Amdocs Ltd. (United States)(b) ...................     10,400  $    274,872
                                                                 ------------
CONSUMER ELECTRONICS--0.3%
  Garmin Ltd. (United States) ......................      5,200       222,300
                                                                 ------------
HEALTH CARE SUPPLIES--1.3%
  Alcon, Inc. (United States) ......................      8,800       962,280
                                                                 ------------
INDUSTRIAL CONGLOMERATES--0.6%
  Tyco International Ltd. (United States) ..........     16,300       475,960
                                                                 ------------
INDUSTRIAL MACHINERY--1.4%
  Ingersoll-Rand Co. Class A (United States) .......     14,300     1,020,305
                                                                 ------------
PHARMACEUTICALS--0.8%
  Teva Pharmaceutical Industries Ltd. Sponsored ADR
    (United States) ................................     18,400       572,976
                                                                 ------------
SEMICONDUCTORS--0.5%
  Marvell Technology Group Ltd. (Japan) (b) ........      9,760       371,271
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $3,572,458) ................................     3,899,964
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--98.0%
  (Identified cost $69,003,734) ...............................    72,855,012
                                                                 ------------

                                                         PAR
                                                        VALUE
                                                        (000)
                                                      ---------
SHORT-TERM INVESTMENTS--2.1%
REPURCHASE AGREEMENTS--2.1%
  State Street Bank and Trust Co. repurchase
    agreement 2.68% dated 6/30/05, due
    7/1/05 repurchase price $1,584,118
    collateralized by FNMA 3.25%, 2/15/09
    market value $1,618,395 ........................  $   1,584     1,584,000
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,584,000) .....................                1,584,000
                                                                 ------------
TOTAL INVESTMENTS--100.1%
  (Identified cost $70,587,734) ....................               74,439,012(a)
  Other assets and liabilities, net--(0.1)% ........                  (99,529)
                                                                 ------------
NET ASSETS--100.0% .................................             $ 74,339,483
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,759,694 and gross depreciation of $2,451,711 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $71,131,029.
(b)   Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                            PHOENIX-AIM GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $70,587,734)  .....................   $  74,439,012
Cash ..............................................................................             722
Receivables
  Investment securities sold ......................................................         163,703
  Dividends and interest ..........................................................          34,753
  Fund shares sold ................................................................          24,494
  Tax reclaims ....................................................................           3,376
Prepaid expenses ..................................................................           6,892
                                                                                      -------------
    Total assets ..................................................................      74,672,952
                                                                                      -------------
LIABILITIES
Payables
  Investment securities purchased .................................................         162,942
  Fund shares repurchased .........................................................          17,894
  Investment advisory fee .........................................................          69,037
  Printing fee ....................................................................          37,350
  Professional fee ................................................................          20,145
  Financial agent fee .............................................................           6,084
  Administration fee ..............................................................           4,528
  Trustees' fee ...................................................................           3,401
Accrued expenses ..................................................................          12,088
                                                                                      -------------
    Total liabilities .............................................................         333,469
                                                                                      -------------
NET ASSETS ........................................................................   $  74,339,483
                                                                                      =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ................................   $ 124,717,272
  Accumulated net investment loss .................................................         (19,258)
  Accumulated net realized loss ...................................................     (54,209,809)
  Net unrealized appreciation .....................................................       3,851,278
                                                                                      -------------
NET ASSETS ........................................................................   $  74,339,483
                                                                                      =============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ..      11,862,232
                                                                                      =============
Net asset value and offering price per share ......................................   $        6.27
                                                                                      =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends .......................................................................   $     351,998
  Interest ........................................................................          25,878
  Foreign taxes withheld ..........................................................          (5,743)
                                                                                      -------------
    Total investment income .......................................................         372,133
                                                                                      -------------
EXPENSES
  Investment advisory fee .........................................................         288,457
  Financial agent fee .............................................................          36,377
  Administration fee ..............................................................          28,076
  Custodian .................................................................... ..          22,582
  Professional ....................................................................          16,284
  Printing ........................................................................          15,432
  Trustees ........................................................................           6,860
  Miscellaneous ...................................................................          13,337
                                                                                      -------------
    Total expenses ................................................................         427,405
    Less expenses reimbursed by investment advisor ................................         (42,729)
    Custodian fees paid indirectly ................................................             (66)
                                                                                      -------------
    Net expenses ..................................................................         384,610
                                                                                      -------------
NET INVESTMENT LOSS ...............................................................         (12,477)
                                                                                      -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments ................................................      (2,200,369)
  Net realized gain on foreign currency transactions ..............................           4,912
  Net change in unrealized appreciation (depreciation) on investments .............         244,933
  Net change in unrealized appreciation (depreciation) on foreign currency and
    foreign currency translations .................................................            (318)
                                                                                      -------------
NET LOSS ON INVESTMENTS ...........................................................      (1,950,842)
                                                                                      -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................   $  (1,963,319)
                                                                                      =============

                        See Notes to Financial Statements

                            PHOENIX-AIM GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       SIX MONTHS
                                                                                         ENDED         YEAR ENDED
                                                                                     JUNE 30, 2005     DECEMBER 31,
                                                                                      (UNAUDITED)         2004
                                                                                     -------------    -------------
FROM OPERATIONS
  Net investment income (loss) ...................................................    $    (12,477)   $      74,555
  Net realized gain (loss) .......................................................      (2,195,457)       6,725,986
  Net change in unrealized appreciation (depreciation) ...........................         244,615       (3,589,137)
                                                                                      ------------    -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................      (1,963,319)       3,211,404
                                                                                      ------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..........................................................              --         (77,757)
                                                                                      ------------    -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ......................              --         (77,757)
                                                                                      ------------    -------------

FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (196,090 and 959,752 shares, respectively) .......       1,223,682        5,895,787
  Net asset value of shares issued from reinvestment of distributions
    (0 and 12,101 shares, respectively) ..........................................              --           77,757
  Cost of shares repurchased (1,315,889 and 1,368,279 shares, respectively) ......      (8,160,465)      (8,326,409)
                                                                                      ------------    -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ......................      (6,936,783)      (2,352,865)
                                                                                      ------------    -------------
  NET INCREASE (DECREASE) IN NET ASSETS ..........................................      (8,900,102)         780,782

NET ASSETS
  Beginning of period ............................................................      83,239,585       82,458,803
                                                                                      ------------    -------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND DISTRIBUTIONS
    IN EXCESS OF NET INVESTMENT INCOME OF ($19,258) AND ($6,781), RESPECTIVELY) ..    $ 74,339,483    $  83,239,585
                                                                                      ============    =============

* Prior year subscriptions of 2,865,188 shares, $17,560,544 and redemptions of 3,273,715 shares, $19,991,166 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                SIX MONTHS
                                                   ENDED                       YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2005   ----------------------------------------------------------
                                                (UNAUDITED)       2004      2003       2002          2001          2000
                                               -------------   --------   --------   --------      --------      --------
Net asset value, beginning of period .......   $     6.41      $   6.16   $  5.10    $   7.16      $   9.41      $  10.60

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .............           --(4)       0.01     (0.01)(1)   (0.01)(1)     (0.02)(1)      0.01
  Net realized and unrealized gain (loss) ..        (0.14)         0.25      1.07       (2.05)        (2.23)        (1.19)
                                               ----------      --------   -------    --------      --------      --------
    TOTAL FROM INVESTMENT OPERATIONS .......        (0.14)         0.26      1.06       (2.06)        (2.25)        (1.18)
                                               ----------      --------   -------    --------      --------      --------
LESS DISTRIBUTIONS
  Dividends from net investment income .....           --         (0.01)       --          --            --         (0.01)
                                               ----------      --------   -------    --------      --------      --------
    TOTAL DISTRIBUTIONS ....................           --         (0.01)       --          --            --         (0.01)
                                               ----------      --------   -------    --------      --------      --------
CHANGE IN NET ASSET VALUE ..................        (0.14)         0.25      1.06       (2.06)        (2.25)        (1.19)
                                               ----------      --------   -------    --------      --------      --------
NET ASSET VALUE, END OF PERIOD .............   $     6.27      $   6.41   $  6.16    $   5.10      $   7.16      $   9.41
                                               ==========      ========   =======    ========      ========      ========

Total return ...............................        (2.26)%(3)     4.21%    20.82%     (28.84)%      (23.84)%      (11.17)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ....   $   74,339      $ 83,240   $82,459    $ 56,096      $ 68,743      $ 69,508
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ...................         1.00%(2)      1.00%     1.01%       1.08%         1.00%         1.00%
  Gross operating expenses .................         1.11%(2)      1.22%     1.17%       1.18%         1.19%         1.24%
  Net investment income (loss) .............        (0.03)%(2)     0.09%    (0.09) %    (0.17)%       (0.26)%        0.15%
Portfolio turnover .........................           30%(3)       178%      228%         62%           35%           16%

(1)  Computed using average shares outstanding.
(2)  Annualized.
(3)  Not annualized.
(4)  Amount is less than $0.01.

                        See Notes to Financial Statements

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Alger Small-Cap Growth Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period.Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                      BEGINNING            ENDING        EXPENSES PAID
                                    ACCOUNT VALUE       ACCOUNT VALUE        DURING
ALGER SMALL-CAP GROWTH SERIES     DECEMBER 31, 2004     JUNE 30, 2005       PERIOD*
-----------------------------     -----------------     -------------    -------------
Actual                             $  1,000.00          $   1,023.10      $    5.01

Hypothetical (5% return
  before expenses)                    1,000.00              1,019.78           5.01

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.00%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                     PHOENIX-ALGER SMALL-CAP GROWTH SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                               [GRAPHIC OMITTED]

Information Technology             25%
Health Care                        20
Industrials                        13
Consumer Discretionary             13
Financials                          9
Energy                              8
Materials                           4
Other                               8

                            SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                      ---------  ------------
DOMESTIC COMMON STOCKS--93.0%
ADVERTISING--0.8%
  Harris Interactive, Inc. (b) .....................     35,350  $    172,154
                                                                 ------------
AEROSPACE & DEFENSE--3.5%
  BE Aerospace, Inc. (b) ...........................     16,200       253,206
  Esterline Technologies Corp. (b) .................      6,650       266,532
  SI International, Inc. (b) .......................      6,950       208,238
                                                                 ------------
                                                                      727,976
                                                                 ------------
AIRLINES--0.9%
  AirTran Holdings, Inc. (b) .......................     20,050       185,061
                                                                 ------------
APPAREL RETAIL--2.0%
  AnnTaylor Stores Corp. (b) .......................      8,050       195,454
  DSW, Inc. Class A (b) ............................      2,750        68,612
  Pacific Sunwear of California, Inc. (b) ..........      6,500       149,435
                                                                 ------------
                                                                      413,501
                                                                 ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
  Volcom Inc. (b) ..................................      1,950        52,201
                                                                 ------------
APPLICATION SOFTWARE--4.4%
  Fair Isaac Corp. .................................      5,000       182,500
  Hyperion Solutions Corp. (b) .....................      5,450       219,308
  MicroStrategy, Inc. Class A (b) ..................      3,150       167,076
  Open Solutions, Inc. (b) .........................      9,900       201,069
  Quest Software, Inc. (b) .........................     11,885       161,993
                                                                 ------------
                                                                      931,946
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--2.0%
  Affiliated Managers Group, Inc. (b) ..............      3,080       210,456
  National Financial Partners Corp. ................      5,200       203,528
                                                                 ------------
                                                                      413,984
                                                                 ------------
BIOTECHNOLOGY--4.4%
  Alkermes, Inc. (b) ...............................     11,400       150,708
  Encysive Pharmaceuticals, Inc. (b) ...............     14,150       152,961
  Illumina, Inc. (b) ...............................      9,450       114,061
  Protein Design Labs, Inc. (b) ....................      7,550       152,586
  Rigel Pharmaceuticals, Inc. (b) ..................      8,300       165,336
  Vertex Pharmaceuticals, Inc. (b) .................     10,650       179,346
                                                                 ------------
                                                                      914,998
                                                                 ------------
BROADCASTING & CABLE TV--1.3%
  Spanish Broadcasting System, Inc. Class A (b) ....     26,700       266,733
                                                                 ------------
COMMODITY CHEMICALS--0.6%
  Westlake Chemical Corp. ..........................      5,450       133,525
                                                                 ------------

                                                        SHARES      VALUE
                                                      ---------  ------------
COMMUNICATIONS EQUIPMENT--3.7%
  Arris Group, Inc. (b) ............................     21,300  $    185,523
  NETGEAR, Inc. (b) ................................      7,100       132,060
  Powerwave Technologies, Inc. (b) .................     18,500       189,070
  SiRF Technology Holdings, Inc. (b) ...............     15,400       272,272
                                                                 ------------
                                                                      778,925
                                                                 ------------
COMPUTER HARDWARE--0.7%
  Avid Technology, Inc. (b) ........................      2,700       143,856
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--0.6%
  Maxtor Corp. (b) .................................     24,100       125,320
                                                                 ------------
CONSTRUCTION & ENGINEERING--0.9%
  URS Corp. (b) ....................................      4,900       183,015
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.6%
  Bucyrus International, Inc. Class A ..............      3,600       136,728
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--3.6%
  Gevity HR, Inc. ..................................     11,700       234,351
  Global Payments, Inc. ............................      3,500       237,300
  NeuStar, Inc. Class A (b) ........................      1,200        30,720
  Verifone Holdings, Inc. (b) ......................     15,350       249,437
                                                                 ------------
                                                                      751,808
                                                                 ------------
DEPARTMENT STORES--0.5%
  Retail Ventures, Inc. (b) ........................      7,450       101,618
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--3.1%
  CoStar Group, Inc. (b) ...........................      5,350       233,260
  FTI Consulting, Inc. (b) .........................     10,300       215,270
  Universal Technical Institute, Inc. (b) ..........      5,900       195,880
                                                                 ------------
                                                                      644,410
                                                                 ------------
DIVERSIFIED METALS & MINING--1.0%
  Alpha Natural Resources, Inc. (b) ................      8,450       201,786
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.9%
  Applied Films Corp. (b) ..........................      7,300       186,880
                                                                 ------------
FOOD DISTRIBUTORS--1.0%
  Performance Food Group Co. (b) ...................      6,950       209,959
                                                                 ------------
HEALTH CARE EQUIPMENT--1.4%
  Hologic, Inc. (b) ................................      2,800       111,300
  Intuitive Surgical, Inc. (b) .....................      4,350       202,884
                                                                 ------------
                                                                      314,184
                                                                 ------------

                       See Notes to Financial Statements

                     PHOENIX-ALGER SMALL-CAP GROWTH SERIES

                                                       SHARES       VALUE
                                                      ---------  ------------
HEALTH CARE FACILITIES--3.5%
  Sunrise Senior Living, Inc. (b) ..................      4,500  $    242,910
  Symbion, Inc. (b) ................................     12,300       293,355
  VCA Antech, Inc. (b) .............................      7,900       191,575
                                                                 ------------
                                                                      727,840
                                                                 ------------
HEALTH CARE SERVICES--2.8%
  Cerner Corp. (b) .................................      4,150       282,075
  Psychiatric Solutions, Inc. (b) ..................      6,150       299,567
                                                                 ------------
                                                                      581,642
                                                                 ------------
HEALTH CARE SUPPLIES--2.4%
  Haemonetics Corp. (b) ............................      3,750       152,400
  Immucor, Inc. (b) ................................      6,050       175,148
  Sybron Dental Specialties, Inc. (b) ..............      4,750       178,695
                                                                 ------------
                                                                      506,243
                                                                 ------------
INDUSTRIAL MACHINERY--3.2%
  Actuant Corp. Class A (b) ........................      5,350       256,479
  Gardner Denver, Inc. (b) .........................      6,200       217,496
  Watts Water Technologies, Inc. Class A ...........      5,700       190,893
                                                                 ------------
                                                                      664,868
                                                                 ------------
INTERNET SOFTWARE & SERVICES--2.8%
  aQuantive, Inc. (b) ..............................     12,050       213,526
  Autobytel, Inc. (d) ..............................      3,757        18,146
  iVillage, Inc. (b) ...............................     25,150       150,397
  Openwave Systems, Inc. (b) .......................     12,100       198,440
                                                                 ------------
                                                                      580,509
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--2.3%
  GFI Group, Inc. (b) ..............................      7,850       279,460
  Greenhill & Co, Inc. .............................      4,850       196,474
                                                                 ------------
                                                                      475,934
                                                                 ------------
IT CONSULTING & OTHER SERVICES--1.1%
  Kanbay International, Inc. (b) ...................      9,800       226,478
                                                                 ------------
LEISURE FACILITIES--1.0%
  Life Time Fitness, Inc. (b) ......................      6,650       218,187
                                                                 ------------
LIFE & HEALTH INSURANCE--0.7%
  Universal American Financial Corp. (b) ...........      6,800       153,816
                                                                 ------------
MANAGED HEALTH CARE--2.6%
  Sierra Health Services, Inc. (b) .................      4,100       292,986
  WellCare Health Plans, Inc. (b) ..................      7,200       255,672
                                                                 ------------
                                                                      548,658
                                                                 ------------
MOVIES & ENTERTAINMENT--0.9%
  World Wrestling Entertainment, Inc. ..............     16,450       187,859
                                                                 ------------
OIL & GAS DRILLING--3.4%
  Grey Wolf, Inc. (b) ..............................     35,500       263,055
  Pioneer Drilling Co. (b) .........................     11,950       182,357
  Todco Class A (b) ................................     10,150       260,551
                                                                 ------------
                                                                      705,963
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--2.2%
  Hornbeck Offshore  Services, Inc. (b) ............      8,750       237,038
  Lone Star Technologies, Inc. (b) .................      4,700       213,850
                                                                 ------------
                                                                      450,888
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--2.2%
  Range Resources Corp. ............................     10,350       278,415
  Whiting Petroleum Corp. (b) ......................      4,900       177,919
                                                                 ------------
                                                                      456,334
                                                                 ------------

                                                        SHARES       VALUE
                                                      ---------  ------------
PACKAGED FOODS & MEATS--0.8%
  Ralcorp Holdings, Inc. ...........................      3,950  $    162,543
                                                                 ------------
PHARMACEUTICALS--2.2%
  Impax Laboratories, Inc. (b) .....................     10,700       167,990
  MGI Pharma, Inc. (b) .............................      6,300       137,088
  Theravance, Inc. (b) .............................      9,050       153,850
                                                                 ------------
                                                                      458,928
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--1.0%
  Ohio Casualty Corp. ..............................      8,450       204,321
                                                                 ------------
PUBLISHING & PRINTING--1.3%
  Media General, Inc. Class A ......................      4,250       275,230
                                                                 ------------
REGIONAL BANKS--1.2%
  Boston Private Financial Holdings, Inc. ..........      9,700       244,440
                                                                 ------------
RESTAURANTS--2.4%
  Applebee's International, Inc. ...................      9,380       248,476
  Red Robin Gourmet Burgers, Inc. (b) ..............      4,150       257,217
                                                                 ------------
                                                                      505,693
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--3.1%
  ATMI, Inc. (b) ...................................      6,850       198,719
  FormFactor, Inc. (b) .............................      6,950       183,619
  Photronics, Inc. (b) .............................      7,050       164,547
  Veeco Instruments, Inc. (b) ......................      6,300       102,564
                                                                 ------------
                                                                      649,449
                                                                 ------------
SEMICONDUCTORS--3.1%
  Microsemi Corp. (b) ..............................     10,500       197,400
  Semtech Corp. (b) ................................      8,000       133,200
  Silicon Image, Inc. (b) ..........................     20,200       207,252
  Trident Microsystems, Inc. (b) ...................      4,600       104,374
                                                                 ------------
                                                                      642,226
                                                                 ------------
SPECIALTY CHEMICALS--1.3%
  Lubrizol Corp. (The) .............................      6,300       264,663
                                                                 ------------
SPECIALTY STORES--2.6%
  A.C. Moore Arts & Crafts, Inc. (b) ...............      3,500       110,635
  Guitar Center, Inc. (b) ..........................      3,380       197,291
  PETCO Animal Supplies, Inc. (b) ..................      8,300       243,356
                                                                 ------------
                                                                      551,282
                                                                 ------------
STEEL--0.8%
  Cleveland-Cliffs, Inc. ...........................      3,050       176,168
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--0.9%
  Brookline Bancorp, Inc. ..........................     11,650       189,429
                                                                 ------------
TRUCKING--1.0%
  Landstar System, Inc. (b) ........................      7,250       218,370
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--2.1%
  InPhonic, Inc. (b) ...............................     11,700       179,946
  UbiquiTel, Inc. (b) ..............................     32,450       264,792
                                                                 ------------
                                                                      444,738
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $17,854,320) ...............................    19,463,267
                                                                 ------------

                       See Notes to Financial Statements

                     PHOENIX-ALGER SMALL-CAP GROWTH SERIES

                                                        SHARES      VALUE
                                                      ---------  ------------
FOREIGN COMMON STOCKS (c)--2.4%
HEALTH CARE EQUIPMENT--0.5%
  Syneron Medical Ltd. (United States) (b) .........      2,800  $    102,452
                                                                 ------------
INTERNET SOFTWARE & SERVICES--1.0%
  Netease.Com, Inc. ADR (China) (b) ................      3,600       205,596
                                                                 ------------
REINSURANCE--0.9%
  Platinum Underwriters Holdings Ltd.
    (United States) ................................      6,350       202,057
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $451,134) ..................................       510,105
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--95.4%
  (Identified cost $18,305,454) ...............................    19,973,372
                                                                 ------------

                                                         PAR
                                                        VALUE
                                                        (000)
                                                      ---------
SHORT-TERM INVESTMENTS--6.2%
FEDERAL AGENCY SECURITIES--6.2%
  FNMA 2.85%, 7/1/05 ...............................       $200       200,000
  FHLB 3.05%, 7/6/05 ...............................        100        99,958
  FHLB 3.015%, 7/8/05 ..............................        100        99,941
  FNMA 2.78%, 7/11/05 ..............................        100        99,921
  FNMA 2.95%, 7/13/05 ..............................        100        99,902
  FHLMC 3.05%, 7/19/05 .............................        100        99,847
  FHLB 3.17%, 7/20/05 ..............................        100        99,833
  FNMA 3.13%, 7/20/05 ..............................        100        99,835
  FHLB 3.20%, 8/26/05 ..............................        100        99,494
  FHLMC 3.12%, 9/6/05 ..............................        100        99,375
  FHLMC 3.15%, 9/6/05 ..............................        100        99,375
  FNMA 3.165%, 9/14/05 .............................        100        99,300
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,296,915) ................................     1,296,781
                                                                 ------------
TOTAL INVESTMENTS--101.6%
  (Identified cost $19,602,369) ...............................    21,270,153(a)
  Other assets and liabilities, net--(1.6)% ...................      (339,642)
                                                                 ------------
NET ASSETS--100.0% ............................................  $ 20,930,511
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,226,463 and gross depreciation of $601,808 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $19,645,498.
(b)   Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.
(d) Illiquid and restricted security. At June 30, 2005, this security amounted to a value of $18,146 or 0.1% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                     PHOENIX-ALGER SMALL-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified
  cost $19,602,369) ...........................................  $ 21,270,153
Cash ..........................................................        80,687
  Receivables
  Investment securities sold ..................................        41,249
  Dividends ...................................................         2,598
  Fund shares sold ............................................           340
Prepaid expenses ..............................................         1,729
                                                                 ------------
    Total assets ..............................................    21,396,756
                                                                 ------------
LIABILITIES
Payables
  Investment securities purchased .............................       330,376
  Fund shares repurchased .....................................        68,491
  Investment advisory fee .....................................        10,581
  Financial agent fee .........................................         3,605
  Trustees' fee ...............................................         3,401
  Administration fee ..........................................         1,234
Accrued expenses ..............................................        48,557
                                                                 ------------
    Total liabilities .........................................       466,245
                                                                 ------------
NET ASSETS ....................................................    20,930,511
                                                                 ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ............  $ 18,236,089
  Accumulated net investment loss .............................       (60,987)
  Accumulated net realized gain ...............................     1,087,625
  Net unrealized appreciation .................................     1,667,784
                                                                 ------------
NET ASSETS ....................................................  $ 20,930,511
                                                                 ============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization .....................................     1,389,948
                                                                 ============
Net asset value and offering price per share ..................  $      15.06
                                                                 ============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends ...................................................  $     18,758
  Interest ....................................................        16,146
                                                                 ------------
    Total investment income ...................................        34,904
                                                                 ------------
EXPENSES
  Investment advisory fee .....................................        81,510
  Financial agent fee .........................................        20,669
  Administration fee ..........................................         7,000
  Professional ................................................        16,508
  Printing ....................................................        12,787
  Custodian ...................................................        10,210
  Trustees ....................................................         6,860
  Miscellaneous ...............................................         8,650
                                                                 ------------
    Total expenses ............................................       164,194
    Less expenses reimbursed by investment advisor ............       (68,185)
    Custodian fees paid indirectly ............................          (118)
                                                                 ------------
    Net expenses ..............................................        95,891
                                                                 ------------
NET INVESTMENT LOSS ...........................................       (60,987)
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ............................     2,062,077
  Net change in unrealized appreciation
    (depreciation) on investments .............................    (1,483,977)
                                                                 ------------
NET GAIN ON INVESTMENTS .......................................       578,100
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........  $    517,113
                                                                 ============

                       See Notes to Financial Statements

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS
                                                               ENDED        YEAR ENDED
                                                           JUNE 30, 2005    DECEMBER 31,
                                                            (UNAUDITED)        2004
                                                           -------------   ------------
FROM OPERATIONS
  Net investment income (loss) ..........................  $     (60,987)  $   (130,412)
  Net realized gain (loss) ..............................      2,062,077       (919,339)
  Net change in unrealized appreciation
    (depreciation) ......................................     (1,483,977)     1,182,453
                                                           -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS .....................................        517,113        132,702
                                                           -------------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized short-term capital gains .................             --       (254,571)
  Net realized long-term capital gains ..................             --        (30,960)
                                                           -------------   ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS ........................................             --       (285,531)
                                                           -------------   ------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (121,454 and
    610,616 shares,respectively) ........................      1,706,235      9,165,380
  Net asset value of shares issued from
    reinvestment of distributions (0 and
    19,385 shares, respectively) ........................             --        285,531
  Cost of shares repurchased (60,410 and
    191,114 shares,respectively) ........................       (853,696)    (2,763,203)
                                                           -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS ..................................        852,539      6,687,708
                                                           -------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS .................      1,369,652      6,534,879
                                                           -------------   ------------
NET ASSETS
  Beginning of period ...................................     19,560,859     13,025,980
                                                           -------------   ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET
    INVESTMENT LOSS AND UNDISTRIBUTED NET
    INVESTMENT INCOME OF ($60,987) AND
    $0,RESPECTIVELY) ....................................   $ 20,930,511   $ 19,560,859
                                                           =============   ============

* Prior year subscriptions of 865,121 shares, $12,806,500 and redemptions of 445,619 shares, $6,404,323 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                    SIX MONTHS                YEAR ENDED             FROM INCEPTION
                                                      ENDED                   DECEMBER 31,          AUGUST 12, 2002
                                                  JUNE 30, 2005       ------------------------       TO DECEMBER 31,
                                                   (UNAUDITED)           2004           2003              2002
                                                  -------------       ----------      --------      ----------------
Net asset value, beginning of period ...........  $       14.72       $    14.64      $  10.08      $          10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .................          (0.04)           (0.11)(1)     (0.10)(1)             (0.02)(1)
  Net realized and unrealized gain (loss) ......           0.38             0.42          5.49                  0.10
                                                  -------------       ----------      --------      ----------------
    TOTAL FROM INVESTMENT OPERATIONS ...........           0.34             0.31          5.39                  0.08
                                                  -------------       ----------      --------      ----------------
LESS DISTRIBUTIONS
  Distributions from net realized gains ........             --            (0.23)        (0.83)                   --
                                                  -------------       ----------      --------      ----------------
    TOTAL DISTRIBUTIONS ........................             --            (0.23)        (0.83)                   --
                                                  -------------       ----------      --------      ----------------
CHANGE IN NET ASSET VALUE ......................           0.34             0.08          4.56                  0.08
                                                  -------------       ----------      --------      ----------------
NET ASSET VALUE, END OF PERIOD .................  $       15.06       $    14.72      $  14.64      $          10.08
                                                  =============       ==========      ========      ================
Total return ...................................           2.31%(3)         2.12%        53.38%                 0.85%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ........  $      20,931       $   19,561      $ 13,026      $          1,972
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses .......................           1.00%(2)         1.00%         1.00%                 1.00%(2)
  Gross operating expenses .....................           1.71%(2)         1.74%         3.49%                 9.33%(2)
  Net investment income (loss) .................          (0.63)%(2)       (0.75)%       (0.75)%               (0.62)%(2)
Portfolio turnover .............................            139%(3)          200%          180%                   62%(3)

(1) Computed using average shares outstanding.
(2) Annualized.
(3) Not annualized.

                       See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Alliance/Bernstein Enhanced Index Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                             BEGINNING          ENDING     EXPENSES PAID
      ALLIANCE/BERNSTEIN ENHANCED                          ACCOUNT VALUE    ACCOUNT VALUE     DURING
             INDEX SERIES                                DECEMBER 31, 2004  JUNE 30, 2005     PERIOD*
----------------------------------------                 -----------------  -------------  -------------
Actual                                                      $ 1,000.00       $   982.90       $ 3.20

Hypothetical (5% return before expenses)                      1,000.00         1,021.53         3.26

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.65%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                                [GRAPHIC OMITTED]

Financials                        21%
Information Technology            16
Health Care                       13
Industrials                       12
Consumer Discretionary            11
Consumer Staples                  10
Energy                             9
Other                              8

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                      ---------  ------------
DOMESTIC COMMON STOCKS--97.5%
ADVERTISING--0.1%
  Interpublic Group of Cos., Inc. (The) (b) ........      8,900  $    108,402
                                                                 ------------
AEROSPACE & DEFENSE--2.2%
  Boeing Co. (The) .................................     12,200       805,200
  Goodrich Corp. ...................................      4,100       167,936
  Honeywell International, Inc. ....................     12,300       450,549
  Northrop Grumman Corp. ...........................      3,000       165,750
  United Technologies Corp. ........................     15,800       811,330
                                                                 ------------
                                                                    2,400,765
                                                                 ------------
AGRICULTURAL PRODUCTS--0.3%
  Archer-Daniels-Midland Co. .......................      5,000       106,900
  Bunge Ltd. .......................................      4,400       278,960
                                                                 ------------
                                                                      385,860
                                                                 ------------
AIR FREIGHT & COURIERS--0.9%
  United Parcel Service, Inc. Class B ..............     14,400       995,904
                                                                 ------------
AIRLINES--0.1%
  Southwest Airlines Co. ...........................     10,500       146,265
                                                                 ------------
ALUMINUM--0.2%
  Alcoa, Inc. ......................................      7,725       201,854
                                                                 ------------
APPAREL RETAIL--0.6%
  Limited Brands, Inc. .............................     13,600       291,312
  TJX Cos., Inc. (The) .............................     14,000       340,900
                                                                 ------------
                                                                      632,212
                                                                 ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
  VF Corp. .........................................      4,000       228,880
                                                                 ------------
APPLICATION SOFTWARE--0.2%
  Mercury Interactive Corp. (b) ....................      4,500       172,620
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.8%
  Bank of New York Co., Inc. (The) .................      8,300       238,874
  Franklin Resources, Inc. .........................      4,500       346,410
  Legg Mason, Inc. .................................      3,000       312,330
                                                                 ------------
                                                                      897,614
                                                                 ------------
AUTO PARTS & EQUIPMENT--0.1%
  Dana Corp. .......................................      8,000       120,080
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.5%
  Ford Motor Co. ...................................      9,800       100,352
  General Motors Corp. .............................     14,200       482,800
                                                                 ------------
                                                                      583,152
                                                                 ------------

                                                        SHARES       VALUE
                                                      ---------  ------------
BIOTECHNOLOGY--1.6%
  Amgen, Inc. (b) ..................................     11,000  $    665,060
  Applera Corp. - Applied Biosystems Group .........      9,500       186,865
  Biogen Idec, Inc. (b) ............................      2,950       101,627
  Cephalon, Inc. (b) ...............................      5,300       210,993
  Genentech, Inc.(b) ...............................      3,600       289,008
  Gilead Sciences, Inc. (b) ........................      6,700       294,733
                                                                 ------------
                                                                    1,748,286
                                                                 ------------
BROADCASTING & CABLE TV--0.7%
  Comcast Corp. Class A (b) ........................     20,400       626,280
  Univision Communications, Inc. Class A (b) .......      6,200       170,810
                                                                 ------------
                                                                      797,090
                                                                 ------------
BUILDING PRODUCTS--0.5%
  American Standard Cos., Inc. .....................      7,400       310,208
  Masco Corp. ......................................      6,600       209,616
                                                                 ------------
                                                                      519,824
                                                                 ------------
CASINOS & GAMING--0.2%
  International Game Technology ....................      8,700       244,905
                                                                 ------------
COMMERCIAL PRINTING--0.3%
  Donnelley (R.R.) & Sons Co. ......................      9,600       331,296
                                                                 ------------
COMMODITY CHEMICALS--0.1%
  Lyondell Chemical Co. ............................      6,050       159,841
                                                                 ------------
COMMUNICATIONS EQUIPMENT--2.5%
  ADC Telecommunications, Inc. (b) .................      4,285        93,284
  Cisco Systems, Inc. (b) ..........................     50,000       955,500
  Corning, Inc. (b) ................................     22,800       378,936
  Lucent Technologies, Inc. (b) ....................     65,000       189,150
  Motorola, Inc. ...................................     23,600       430,936
  QUALCOMM, Inc. ...................................     19,500       643,695
  Tellabs, Inc. (b) ................................     12,000       104,400
                                                                 ------------
                                                                    2,795,901
                                                                 ------------
COMPUTER HARDWARE--3.3%
  Apple Computer, Inc. (b) .........................      6,300       231,903
  Dell, Inc. (b) ...................................     32,600     1,288,026
  Hewlett-Packard Co. ..............................     38,500       905,135
  International Business Machines Corp. ............     16,200     1,202,040
                                                                 ------------
                                                                    3,627,104
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--0.6%
  EMC Corp. (b) ....................................     27,700       379,767
  Network Appliance, Inc. (b) ......................     10,700       302,489
                                                                 ------------
                                                                      682,256
                                                                 ------------

                       See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                        SHARES       VALUE
                                                      ---------  ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.3%
  Caterpillar, Inc. ................................      1,300  $    123,903
  PACCAR, Inc. .....................................      3,000       204,000
                                                                 ------------
                                                                      327,903
                                                                 ------------
CONSUMER FINANCE--1.3%
  American Express Co. .............................     12,700       676,021
  MBNA Corp. .......................................     27,700       724,632
                                                                 ------------
                                                                    1,400,653
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
  Automatic Data Processing, Inc. ..................      2,600       109,122
  Computer Sciences Corp. (b) ......................      2,500       109,250
  Electronic Data Systems Corp. ....................     12,000       231,000
  First Data Corp. .................................      5,100       204,714
  Fiserv, Inc. (b) .................................      7,300       313,535
                                                                 ------------
                                                                      967,621
                                                                 ------------
DEPARTMENT STORES--0.1%
  Federated Department Stores, Inc. ................      2,000       146,560
                                                                 ------------
DIVERSIFIED BANKS--4.1%
  Bank of America Corp. ............................     46,346     2,113,841
  Comerica, Inc. ...................................      6,100       352,580
  U.S. Bancorp .....................................     15,900       464,280
  Wachovia Corp. ...................................     15,615       774,504
  Wells Fargo & Co. ................................     12,800       788,224
                                                                 ------------
                                                                    4,493,429
                                                                 ------------
DIVERSIFIED CHEMICALS--0.8%
  Dow Chemical Co. (The) ...........................      4,600       204,838
  Du Pont (E.I.) de Nemours & Co. ..................      8,500       365,585
  PPG Industries, Inc. .............................      5,100       320,076
                                                                 ------------
                                                                      890,499
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--0.2%
  Cendant Corp. ....................................      9,500       212,515
                                                                 ------------
EDUCATION SERVICES--0.3%
  Apollo Group, Inc. Class A (b) ...................      3,700       289,414
                                                                 ------------
ELECTRIC UTILITIES--2.2%
  Ameren Corp. .....................................      2,300       127,190
  American Electric Power Co., Inc. ................      7,400       272,838
  DTE Energy Co. ...................................      6,000       280,620
  Entergy Corp. ....................................      3,700       279,535
  Exelon Corp. .....................................      7,000       359,310
  FirstEnergy Corp. ................................      4,200       202,062
  FPL Group, Inc. ..................................      5,400       227,124
  Pinnacle West Capital Corp. ......................      3,000       133,350
  PPL Corp. ........................................      3,600       213,768
  Progress Energy, Inc. ............................      2,900       131,196
  Xcel Energy, Inc. ................................     10,500       204,960
                                                                 ------------
                                                                    2,431,953
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
  Cooper Industries Ltd. Class A ...................      4,200       268,380
  Emerson Electric Co. .............................      3,500       219,205
  Hubbell, Inc. Class B ............................      3,800       167,580
                                                                 ------------
                                                                      655,165
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
  Vishay Intertechnology, Inc. (b) .................      5,500        65,285
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--0.2%
  Sanmina-SCI Corp. (b) ............................     20,000       109,400
  Solectron Corp. (b) ..............................     40,100       151,979
                                                                 ------------
                                                                      261,379
                                                                 ------------

                                                        SHARES       VALUE
                                                      ---------  ------------
ENVIRONMENTAL SERVICES--0.2%
  Waste Management, Inc. ...........................      6,000  $    170,040
                                                                 ------------
FOOD RETAIL--0.6%
  Albertson's, Inc. ................................      7,800       161,304
  Kroger Co. (The) (b) .............................      3,100        58,993
  Safeway, Inc. ....................................     10,000       225,900
  SUPERVALU, Inc. ..................................      8,300       270,663
                                                                 ------------
                                                                      716,860
                                                                 ------------
FOREST PRODUCTS--0.2%
  Weyerhaeuser Co. .................................      2,900       184,585
                                                                 ------------
GENERAL MERCHANDISE STORES--0.7%
  Target Corp. .....................................     15,100       821,591
                                                                 ------------
HEALTH CARE DISTRIBUTORS--0.1%
  McKesson Corp. ...................................      1,800        80,622
                                                                 ------------
HEALTH CARE EQUIPMENT--1.4%
  Baxter International, Inc. .......................      3,900       144,690
  Guidant Corp. ....................................      1,100        74,030
  Medtronic, Inc. ..................................      6,000       310,740
  St. Jude Medical, Inc. (b) .......................     12,800       558,208
  Zimmer Holdings, Inc. (b) ........................      6,600       502,722
                                                                 ------------
                                                                    1,590,390
                                                                 ------------
HEALTH CARE FACILITIES--0.7%
  HCA, Inc. ........................................      6,400       362,688
  Health Management Associates, Inc. Class A .......     15,600       408,408
                                                                 ------------
                                                                      771,096
                                                                 ------------
HEALTH CARE SERVICES--0.9%
  Caremark Rx, Inc. (b) ............................     17,400       774,648
  Medco Health Solutions, Inc. (b) .................      3,200       170,752
                                                                 ------------
                                                                      945,400
                                                                 ------------
HOME ENTERTAINMENT SOFTWARE--0.5%
  Electronic Arts, Inc. (b) ........................     10,000       566,100
                                                                 ------------
HOME IMPROVEMENT RETAIL--2.0%
  Home Depot, Inc. (The) ...........................     29,700     1,155,330
  Lowe's Cos., Inc. ................................     16,000       931,520
  Sherwin-Williams Co. (The) .......................      3,000       141,270
                                                                 ------------
                                                                    2,228,120
                                                                 ------------
HOMEBUILDING--0.4%
  Centex Corp. .....................................      3,700       261,479
  Pulte Homes, Inc. ................................      2,100       176,925
                                                                 ------------
                                                                      438,404
                                                                 ------------
HOMEFURNISHING RETAIL--0.1%
  Williams-Sonoma, Inc. (b) ........................      3,800       150,366
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.5%
  Carnival Corp. ...................................      9,700       529,135
                                                                 ------------
HOUSEHOLD APPLIANCES--0.2%
  Whirlpool Corp. ..................................      2,700       189,297
                                                                 ------------
HOUSEHOLD PRODUCTS--2.3%
  Colgate-Palmolive Co. ............................     12,200       608,902
  Kimberly-Clark Corp. .............................      3,700       231,583
  Procter & Gamble Co. (The) .......................     31,500     1,661,625
                                                                 ------------
                                                                    2,502,110
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.3%
  Fortune Brands, Inc. .............................      4,100       364,080
                                                                 ------------
HYPERMARKETS & SUPER CENTERS--1.2%
  Wal-Mart Stores, Inc. ............................     27,000     1,301,400
                                                                 ------------

                       See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                        SHARES       VALUE
                                                      ---------  ------------
INDUSTRIAL CONGLOMERATES--4.5%
  3M Co. ...........................................      7,300  $    527,790
  General Electric Co. .............................    122,900     4,258,485
  Textron, Inc. ....................................      2,800       212,380
                                                                 ------------
                                                                    4,998,655
                                                                 ------------
INDUSTRIAL MACHINERY--0.4%
  Eaton Corp. ......................................      5,200       311,480
  Parker Hannifin Corp. ............................      1,800       111,618
                                                                 ------------
                                                                      423,098
                                                                 ------------
INTEGRATED OIL & GAS--6.9%
  Amerada Hess Corp. ...............................      1,600       170,416
  Chevron Corp. ....................................     24,400     1,364,448
  ConocoPhillips ...................................     22,200     1,276,278
  Exxon Mobil Corp. ................................     67,700     3,890,719
  Marathon Oil Corp. ...............................      6,300       336,231
  Occidental Petroleum Corp. .......................      7,000       538,510
                                                                 ------------
                                                                    7,576,602
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.9%
  ALLTEL Corp. .....................................      4,100       255,348
  BellSouth Corp. ..................................     19,300       512,801
  SBC Communications, Inc. .........................     36,600       869,250
  Sprint Corp. .....................................     21,500       539,435
  Verizon Communications, Inc. .....................     30,300     1,046,865
                                                                 ------------
                                                                    3,223,699
                                                                 ------------
INTERNET RETAIL--0.8%
  eBay, Inc. (b) ...................................     27,200       897,872
                                                                 ------------
INTERNET SOFTWARE & SERVICES--0.9%
  Yahoo!, Inc. (b) .................................     27,300       945,945
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--2.3%
  Bear Stearns Cos., Inc. (The) ....................        800        83,152
  Goldman Sachs Group, Inc. (The) ..................      5,500       561,110
  Lehman Brothers Holdings, Inc. ...................      4,900       486,472
  Merrill Lynch & Co., Inc. ........................     13,900       764,639
  Morgan Stanley ...................................      9,900       519,453
  Schwab (Charles) Corp. (The) .....................     10,000       112,800
                                                                 ------------
                                                                    2,527,626
                                                                 ------------
LIFE & HEALTH INSURANCE--0.9%
  AFLAC, Inc. ......................................      7,500       324,600
  Lincoln National Corp. ...........................      7,000       328,440
  MetLife, Inc. ....................................      4,200       188,748
  UnumProvident Corp. ..............................     11,000       201,520
                                                                 ------------
                                                                    1,043,308
                                                                 ------------
MANAGED HEALTH CARE--1.8%
  UnitedHealth Group, Inc. .........................     21,400     1,115,796
  WellPoint, Inc. (b) ..............................     12,000       835,680
                                                                 ------------
                                                                    1,951,476
                                                                 ------------
MOVIES & ENTERTAINMENT--2.1%
  News Corp., Inc. Class A .........................     19,800       320,364
  Time Warner, Inc. (b) ............................     67,300     1,124,583
  Viacom, Inc. Class B .............................     13,200       422,664
  Walt Disney Co. (The) ............................     17,200       433,096
                                                                 ------------
                                                                    2,300,707
                                                                 ------------
MULTI-LINE INSURANCE--2.4%
  American International Group,Inc. ................     34,000     1,975,400
  Hartford Financial Services Group, Inc. (The) ....      3,900       291,642
  Loews Corp. ......................................      5,200       403,000
                                                                 ------------
                                                                    2,670,042
                                                                 ------------

                                                        SHARES       VALUE
                                                      ---------  ------------
MULTI-UTILITIES & UNREGULATED POWER--0.2%
  Sempra Energy ....................................      6,700  $    276,777
                                                                 ------------
OFFICE SERVICES & SUPPLIES--0.1%
  Pitney Bowes, Inc. ...............................      2,600       113,230
                                                                 ------------
OIL & GAS DRILLING--0.3%
  Diamond Offshore Drilling, Inc.  .................      2,800       149,604
  Transocean, Inc. (b) .............................      2,900       156,513
                                                                 ------------
                                                                      306,117
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--0.8%
  Baker Hughes, Inc. ...............................      5,200       266,032
  Halliburton Co. ..................................      6,000       286,920
  Schlumberger Ltd. ................................      4,000       303,760
                                                                 ------------
                                                                      856,712
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--0.4%
  Noble Energy, Inc. ...............................      2,200       166,430
  XTO Energy, Inc. .................................      7,466       253,769
                                                                 ------------
                                                                      420,199
                                                                 ------------
OIL & GAS STORAGE & TRANSPORTATION--0.2%
  El Paso Corp. ....................................     21,500       247,680
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.9%
  Citigroup, Inc. ..................................     63,900     2,954,097
  JPMorgan Chase & Co. .............................     39,132     1,382,142
                                                                 ------------
                                                                    4,336,239
                                                                 ------------
PACKAGED FOODS & MEATS--1.1%
  Campbell Soup Co. ................................      6,700       206,159
  ConAgra Foods, Inc. ..............................      5,100       118,116
  Heinz (H.J.) Co. .................................      3,000       106,260
  Hershey Foods Corp. ..............................      1,900       117,990
  Sara Lee Corp. ...................................      6,200       122,822
  Wrigley (Wm.) Jr. Co. ............................      7,200       495,648
                                                                 ------------
                                                                    1,166,995
                                                                 ------------
PAPER PACKAGING--0.1%
  Sonoco Products Co. ..............................      6,000       159,000
                                                                 ------------
PAPER PRODUCTS--0.4%
  Georgia-Pacific Corp. ............................      4,000       127,200
  International Paper Co. ..........................     10,600       320,226
                                                                 ------------
                                                                      447,426
                                                                 ------------
PERSONAL PRODUCTS--0.8%
  Avon Products, Inc. ..............................     12,300       465,555
  Estee Lauder Cos., Inc. (The)Class A .............      2,800       109,564
  Gillette Co. (The) ...............................      6,200       313,906
                                                                 ------------
                                                                      889,025
                                                                 ------------
PHARMACEUTICALS--6.2%
  Abbott Laboratories ..............................     17,400       852,774
  Bristol-Myers Squibb Co. .........................     17,400       434,652
  Forest Laboratories, Inc. (b) ....................      9,200       357,420
  Johnson & Johnson ................................     29,000     1,885,000
  Lilly (Eli) & Co. ................................     11,650       649,022
  Merck & Co., Inc. ................................     15,100       465,080
  Pfizer, Inc. .....................................     64,640     1,782,771
  Wyeth ............................................      9,300       413,850
                                                                 ------------
                                                                    6,840,569
                                                                 ------------
PHOTOGRAPHIC PRODUCTS--0.2%
  Eastman Kodak Co. ................................     10,050       269,843
                                                                 ------------

                       See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                        SHARES       VALUE
                                                      ---------  ------------
PROPERTY & CASUALTY INSURANCE--1.0%
  Allstate Corp. (The) .............................      4,600  $    274,850
  Axis Capital Holdings Ltd. .......................      6,600       186,780
  Chubb Corp. (The) ................................      2,600       222,586
  St. Paul Travelers Cos., Inc.(The) ...............     10,601       419,058
                                                                 ------------
                                                                    1,103,274
                                                                 ------------
PUBLISHING & PRINTING--0.1%
  Gannett Co., Inc. ................................        900        64,017
                                                                 ------------
RAILROADS--0.9%
  Burlington Northern Santa Fe Corp. ..............       5,600       263,648
  CSX Corp. ........................................      9,000       383,940
  Norfolk Southern Corp. ...........................     10,300       318,888
                                                                 ------------
                                                                      966,476
                                                                 ------------
REGIONAL BANKS--2.5%
  AmSouth Bancorp ..................................      5,600       145,600
  BB&T Corp. .......................................      5,200       207,844
  Commerce Bancorp, Inc. ...........................     10,400       315,224
  Huntington Bancshares, Inc. ......................      6,300       152,082
  KeyCorp ..........................................      8,100       268,515
  National City Corp. ..............................     14,700       501,564
  North Fork Bancorporation, Inc. ..................      4,900       137,641
  PNC Financial Services Group, Inc.(The) ..........      6,800       370,328
  Regions Financial Corp. ..........................      6,226       210,937
  SunTrust Banks, Inc. .............................      5,500       397,320
                                                                 ------------
                                                                    2,707,055
                                                                 ------------
REITS--0.4%
  Equity Office Properties Trust ...................      5,400       178,740
  Equity Residential ...............................      5,700       209,874
                                                                 ------------
                                                                      388,614
                                                                 ------------
RESTAURANTS--1.1%
  McDonald's Corp. .................................     14,500       402,375
  Starbucks Corp. (b) ..............................     10,400       537,264
  Wendy's International, Inc.  .....................      3,600       171,540
  Yum! Brands, Inc. ................................      2,300       119,784
                                                                 ------------
                                                                    1,230,963
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.2%
  Applied Materials, Inc. ..........................     12,000       194,160
                                                                 ------------
SEMICONDUCTORS--2.2%
  Broadcom Corp. Class A (b) .......................      8,600       305,386
  Freescale Semiconductor, Inc. Class B (b) ........      2,605        55,174
  Intel Corp. ......................................     61,975     1,615,068
  Linear Technology Corp. ..........................      3,100       113,739
  Texas Instruments, Inc. ..........................     12,900       362,103
                                                                 ------------
                                                                    2,451,470
                                                                 ------------
SOFT DRINKS--1.6%
  Coca-Cola Co. (The) ..............................     20,200       843,350
  Coca-Cola Enterprises, Inc. ......................      3,800        83,638
  PepsiCo, Inc. ....................................     16,000       862,880
                                                                 ------------
                                                                    1,789,868
                                                                 ------------
SPECIALTY CHEMICALS--0.2%
  Lubrizol Corp. (The) .............................      5,100       214,251
                                                                 ------------
SPECIALTY STORES--0.1%
  Office Depot, Inc. (b) ...........................      6,100       139,324
                                                                 ------------
STEEL--0.2%
  United States Steel Corp. ........................      6,400       219,968
                                                                 ------------

                                                        SHARES       VALUE
                                                      ---------  ------------
SYSTEMS SOFTWARE--3.7%
  Adobe Systems, Inc. ..............................      4,200  $    120,204
  McAfee, Inc. (b) .................................      6,200       162,316
  Microsoft Corp. ..................................    123,400     3,065,256
  Oracle Corp. (b) .................................     56,800       749,760
                                                                 ------------
                                                                    4,097,536
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--0.2%
  Ingram Micro, Inc. Class A (b) ...................      5,100        79,866
  Tech Data Corp. (b) ..............................      2,800       102,508
                                                                 ------------
                                                                      182,374
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--0.7%
  Fannie Mae .......................................      7,900       461,360
  Freddie Mac ......................................      2,400       156,552
  Washington Mutual, Inc. ..........................      3,300       134,277
                                                                 ------------
                                                                      752,189
                                                                 ------------
TIRES & RUBBER--0.1%
  Cooper Tire & Rubber Co. .........................      6,800       126,276
                                                                 ------------
TOBACCO--2.0%
  Altria Group, Inc. ...............................     26,400     1,707,024
  Reynolds American, Inc. ..........................      4,800       378,240
  UST, Inc. ........................................      3,600       164,376
                                                                 ------------
                                                                    2,249,640
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
  Nextel Communications, Inc. Class A (b) ..........     11,800       381,258
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $95,187,891) ...............................   107,619,638
                                                                 ------------
FOREIGN COMMON STOCKS (c)--2.1%
ELECTRONIC MANUFACTURING SERVICES--0.1%
  Flextronics International Ltd. (Singapore) (b) ...      7,000        92,470
                                                                 ------------
HEALTH CARE SUPPLIES--0.2%
  Alcon, Inc. (United States) ......................      1,800       196,830
                                                                 ------------
INDUSTRIAL CONGLOMERATES--0.5%
  Tyco International Ltd. (United States) ..........     19,700       575,240
                                                                 ------------
INDUSTRIAL MACHINERY--0.2%
  Ingersoll-Rand Co. Class A (United States) .......      3,500       249,725
                                                                 ------------
OIL & GAS DRILLING--0.3%
  Nabors Industries Ltd. (United States) (b) .......      5,450       330,379
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--0.6%
  ACE Ltd. (United States) .........................      7,600       340,860
  XL Capital Ltd. Class A (United States) ..........      4,500       334,890
                                                                 ------------
                                                                      675,750
                                                                 ------------
SEMICONDUCTORS--0.2%
  Marvell Technology Group Ltd. (Japan) (b) ........      6,000       228,240
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,794,123) .....................                2,348,634
                                                                 ------------
RIGHTS--0.0%
COMPUTER STORAGE & PERIPHERALS--0.0%
  Seagate Technology Tax Refund Rights (d) .........      8,600         1,032
                                                                 ------------
TOTAL RIGHTS
  (Identified cost $0) ........................................         1,032
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--99.6%
  (Identified cost $96,982,014) ...............................   109,969,304
                                                                 ------------

                       See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                        SHARES       VALUE
                                                      ---------  ------------
SHORT-TERM INVESTMENTS--0.4%
MONEY MARKET MUTUAL FUNDS--0.4%
  SSgA Money Market Fund
    (2.82% seven day effective yield) ..............    418,662  $    418,662
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $418,662) ..................................       418,662
                                                                 ------------
TOTAL INVESTMENTS--100.0%
  (Identified cost $97,400,676) ...............................   110,387,966(a)
  Other assets and liabilities, net--0.0% .....................       (52,798)
                                                                 ------------
NET ASSETS--100.0% ............................................  $110,335,168
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $19,579,726 and gross depreciation of $7,378,060 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $98,186,300.
(b)   Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.
(d) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2005, this security amounted to a value of $1,032 or 0% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $97,400,676) ..   $ 110,387,966
Receivables
  Dividends and interest ......................................         137,243
  Investment securities sold ..................................          28,091
  Fund shares sold ............................................          24,788
  Tax reclaims ................................................             709
Prepaid expenses ..............................................          10,046
                                                                  -------------
    Total assets ..............................................     110,588,843
                                                                  -------------
LIABILITIES
Payables
  Fund shares repurchased .....................................         148,150
  Investment advisory fee .....................................          35,301
  Printing fee ................................................          25,722
  Professional fee ............................................          18,822
  Financial agent fee .........................................           7,699
  Administration fee ..........................................           6,720
  Trustees' fee ...............................................           3,401
Accrued expenses ..............................................           7,860
                                                                  -------------
    Total liabilities .........................................         253,675
                                                                  -------------
NET ASSETS ....................................................   $ 110,335,168
                                                                  =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ............     124,138,789
  Undistributed net investment income .........................         279,776
  Accumulated net realized loss ...............................     (27,070,687)
  Net unrealized appreciation .................................      12,987,290
                                                                  -------------
NET ASSETS ....................................................   $ 110,335,168
                                                                  =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization .....................................      10,204,098
                                                                  =============
Net asset value and offering price per share ..................   $       10.81
                                                                  =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends ...................................................   $   1,055,215
  Interest ....................................................           7,312
  Foreign taxes withheld ......................................            (970)
                                                                  -------------
    Total investment income ...................................       1,061,557
                                                                  -------------
EXPENSES
  Investment advisory fee .....................................         253,250
  Financial agent fee .........................................          46,106
  Administration fee ..........................................          41,083
  Professional ................................................          15,620
  Printing ....................................................          12,901
  Custodian ...................................................          12,525
  Trustees ....................................................           6,860
  Miscellaneous ...............................................          14,927
                                                                  -------------
    Total expenses ............................................         403,272
    Less expenses reimbursed by investment advisor ............         (37,466)
                                                                  -------------
    Net expenses ..............................................         365,806
                                                                  -------------
NET INVESTMENT INCOME .........................................         695,751
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ............................         564,083
  Net change in unrealized appreciation (depreciation) on
    investment ................................................      (3,330,163)
                                                                  -------------
NET LOSS ON INVESTMENTS .......................................      (2,766,080)
                                                                  -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $  (2,070,329)
                                                                  =============

                       See Notes to Financial Statements

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                     ENDED        YEAR ENDED
                                                                 JUNE 30, 2005   DECEMBER 31,
                                                                  (UNAUDITED)       2004
                                                                 -------------  -------------
FROM OPERATIONS
  Net investment income (loss) ................................  $     695,751  $   1,651,535
  Net realized gain (loss).....................................        564,083      2,904,223
  Net change in unrealized appreciation (depreciation) ........     (3,330,163)     6,199,752
                                                                 -------------  -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .............................................     (2,070,329)    10,755,510
                                                                 -------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......................................       (515,714)    (1,678,601)
                                                                 -------------  -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...       (515,714)    (1,678,601)
                                                                 -------------  -------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (121,702 and 1,183,522
    shares, respectively) .....................................      1,285,352     12,286,387
  Net asset value of shares issued from reinvestment of
    distributions (47,942 and 156,060 shares,respectively).....        515,714      1,678,601
  Cost of shares repurchased (789,443 and 1,325,143 shares,
    respectively) .............................................     (8,508,463)   (13,747,718)
                                                                 -------------  -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS....     (6,707,397)       217,270
                                                                 -------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS........................     (9,293,440)     9,294,179
NET ASSETS
  Beginning of period .........................................    119,628,608    110,334,429
                                                                 -------------  -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF $279,776 AND $99,739, RESPECTIVELY) .............  $ 110,335,168  $ 119,628,608
                                                                 =============  =============

* Prior year subscriptions of 2,139,602 shares, $22,202,381 and redemptions of 2,281,223 shares, $23,663,712 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                  SIX MONTHS
                                                     ENDED                           YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2005       ------------------------------------------------------
                                                  (UNAUDITED)          2004        2003      2002      2001(1)       2000
                                                --------------       ---------  ---------  --------   ---------   ---------
Net asset value, beginning of period ........   $        11.05       $   10.21  $    8.17  $  10.81   $   12.44   $   14.64
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..............             0.07            0.15       0.10      0.08        0.09        0.11
  Net realized and unrealized gain (loss) ...            (0.26)           0.84       2.04     (2.63)      (1.57)      (1.75)
                                                --------------       ---------  ---------  --------   ---------   ---------
    TOTAL FROM INVESTMENT OPERATIONS ........            (0.19)           0.99       2.14     (2.55)      (1.48)      (1.64)
                                                --------------       ---------  ---------  --------   ---------   ---------
LESS DISTRIBUTIONS
  Dividends from net investment income ......            (0.05)          (0.15)     (0.10)    (0.09)      (0.08)      (0.11)
  Distributions from net realized gains .....               --              --         --        --       (0.07)      (0.45)
                                                --------------       ---------  ---------  --------   ---------   ---------
    TOTAL DISTRIBUTIONS .....................            (0.05)          (0.15)     (0.10)    (0.09)      (0.15)      (0.56)
                                                --------------       ---------  ---------  --------   ---------   ---------
CHANGE IN NET ASSET VALUE ...................            (0.24)           0.84       2.04     (2.64)      (1.63)      (2.20)
                                                --------------       ---------  ---------  --------   ---------   ---------
NET ASSET VALUE, END OF PERIOD ..............   $        10.81       $   11.05  $   10.21  $   8.17   $   10.81   $   12.44
                                                ==============       =========  =========  ========   =========   =========
Total return ................................            (1.71)%(3)       9.84%     26.23%   (23.68)%    (11.90)%    (11.47)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .....   $      110,335       $ 119,629  $ 110,334  $ 82,978   $ 105,493   $ 115,625
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ....................             0.65%(2)        0.65%      0.65%     0.63%       0.55%       0.55%
  Gross operating expenses ..................             0.72%(2)        0.72%      0.72%     0.74%       0.70%       0.69%
  Net investment income .....................             1.24%(2)        1.44%      1.18%     0.91%       0.80%       0.80%
Portfolio turnover ..........................                6%(3)          22%        52%       44%         40%         63%

(1) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets. Per share ratios and supplemental data from prior periods have not been restated to reflect this change.
(2) Annualized.
(3) Not annualized.

                        See Notes to Financial Statements

              PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Duff & Phelps Real Estate Securities Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period.Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                               BEGINNING          ENDING       EXPENSES PAID
       DUFF & PHELPS REAL ESTATE             ACCOUNT VALUE     ACCOUNT VALUE       DURING
           SECURITIES SERIES               DECEMBER 31, 2004   JUNE 30, 2005       PERIOD*
----------------------------------------   -----------------   -------------   -------------
Actual                                        $ 1,000.00        $  1,053.00        $ 5.18

Hypothetical (5% return before expenses)        1,000.00           1,019.68          5.11

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.02%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                                [GRAPHIC OMITTED]

Office                            20%
Regional Malls                    20
Shopping Centers                  14
Apartments                        13
Industrial                         9
Lodging/Resorts                    8
Diversified                        5
Other                             11

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                        SHARES      VALUE
                                                      ---------  ------------
DOMESTIC COMMON STOCKS--97.4%
REAL ESTATE INVESTMENT TRUSTS--94.2%
DIVERSIFIED--4.7%
  Vornado Realty Trust .............................     74,829  $  6,016,252
                                                                 ------------
HEALTH CARE--1.9%
  Health Care REIT, Inc. ...........................     25,437       958,721
  Healthcare Realty Trust, Inc. ....................     17,932       692,354
  Ventas, Inc ......................................     25,085       757,567
                                                                 ------------
                                                                    2,408,642
                                                                 ------------
INDUSTRIAL/OFFICE--28.6%
INDUSTRIAL--8.9%
  AMB Property Corp. ...............................     28,561     1,240,404
  CenterPoint Properties Trust .....................    126,207     5,338,556
  Digital Realty Trust, Inc. .......................     10,199       177,259
  ProLogis .........................................    114,535     4,608,888
                                                                 ------------
                                                                   11,365,107
                                                                 ------------
OFFICE--19.7%
  Alexandria Real Estate Equities, Inc. ............     35,104     2,578,389
  BioMed Realty Trust, Inc. ........................     20,878       497,940
  Boston Properties, Inc. ..........................     73,363     5,135,410
  Corporate Office Properties Trust ................    144,719     4,261,975
  Equity Office Properties Trust ...................     87,339     2,890,921
  Kilroy Realty Corp. ..............................     28,831     1,369,184
  Maguire Properties, Inc. .........................     23,080       654,087
  Reckson Associates Realty Corp. ..................     72,974     2,448,278
  SL Green Realty Corp. ............................     84,198     5,430,771
                                                                 ------------
                                                                   25,266,955
                                                                 ------------
TOTAL INDUSTRIAL/OFFICE .......................................    36,632,062
                                                                 ------------
LODGING/RESORTS--8.2%
  DiamondRock Hospitality Co. ......................     45,432       513,381
  Host Marriott Corp. ..............................    290,856     5,089,980
  Innkeepers USA Trust .............................     43,435       648,919
  LaSalle Hotel Properties .........................     50,720     1,664,123
  Sunstone Hotel Investors, Inc. ...................    105,641     2,562,851
                                                                 ------------
                                                                   10,479,254
                                                                 ------------
RESIDENTIAL--12.6%
APARTMENTS--12.6%
  Archstone-Smith Trust ............................    113,267     4,374,372
  AvalonBay Communities, Inc. ......................     16,652     1,345,482
  Camden Property Trust ............................     34,274     1,842,227
  Equity Residential ...............................    122,588     4,513,690

                                                       SHARES       VALUE
                                                      ---------  ------------
APARTMENTS--CONTINUED
  Essex Property Trust, Inc. .......................     22,798  $  1,893,602
  Home Properties, Inc. ............................     18,998       817,294
  United Dominion Realty Trust, Inc. ...............     54,685     1,315,174
                                                                 ------------
TOTAL RESIDENTIAL .............................................    16,101,841
                                                                 ------------
RETAIL--34.1%
FREE STANDING--0.7%
  Realty Income Corp. ..............................     36,196       906,348
                                                                 ------------
REGIONAL MALLS--19.6%
  CBL & Associates Properties, Inc. ................    106,662     4,593,932
  General Growth Properties, Inc. ..................    149,985     6,162,884
  Macerich Co. (The) ...............................     78,034     5,232,180
  Simon Property Group, Inc. .......................    125,394     9,089,811
                                                                 ------------
                                                                   25,078,807
                                                                 ------------
SHOPPING CENTERS--13.8%
  Developers Diversified Realty Corp. ..............    114,239     5,250,424
  Kimco Realty Corp. ...............................     45,446     2,677,224
  Pan Pacific Retail Properties, Inc. (b) ..........     58,321     3,871,348
  Regency Centers Corp. ............................     54,840     3,136,848
  Tanger Factory Outlet Centers, Inc. ..............     23,276       626,823
  Weingarten Realty Investors ......................     54,396     2,133,411
                                                                 ------------
                                                                   17,696,078
                                                                 ------------
TOTAL RETAIL ..................................................    43,681,233
                                                                 ------------
SELF STORAGE--4.1%
  Extra Space Storage, Inc. ........................     77,760     1,114,301
  Public Storage, Inc. .............................     54,400     3,440,800
  U-Store-It Trust .................................     40,346       768,591
                                                                 ------------
TOTAL SELF STORAGE ............................................     5,323,692
                                                                 ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (Identified cost $78,409,326) ...............................   120,642,976
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--2.7%
  Starwood Hotels & Resorts Worldwide, Inc.
    (Identified cost $2,669,545) ...................     58,170     3,407,017
                                                                 ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
  Brookfield Properties Corp.
    (Identified cost $550,102) .....................     22,000       633,600
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--97.4%
  (Identified cost $81,628,973) ...............................   124,683,593
                                                                 ------------

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                    -----------  ------------
SHORT TERM INVESTMENTS--2.3%
COMMERCIAL PAPER--2.3%
  UBS Finance Delaware LLC 3.37%, 7/1/05 ...........  $   3,010  $  3,010,000
                                                                 ------------
TOTAL SHORT TERM INVESTMENTS
  (Identified cost $3,010,000) ................................    3,010,000
                                                                 ------------
TOTAL INVESTMENTS--99.7%
  (Identified Cost $84,638,973) ...............................   127,693,593(a)
  Other assets and liabilities, net--0.3% .....................       370,977
                                                                 ------------
NET ASSETS--100.0% ............................................  $128,064,570
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $43,018,800 and gross depreciation of $0 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $84,674,793.
(b)   Non-income producing.

                        See Notes to Financial Statements

                  PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $84,638,973) ..  $127,693,593
Cash ..........................................................         2,436
Receivables
  Dividends ...................................................       506,041
  Investment securities sold ..................................       232,430
  Fund shares sold ............................................        49,678
Prepaid expenses ..............................................         9,957
                                                                 ------------
    Total assets ..............................................   128,494,135
                                                                 ------------
LIABILITIES
Payables
  Fund shares repurchased .....................................       253,081
  Investment securities purchased .............................        16,187
  Investment advisory fee .....................................        78,048
  Printing fee ................................................        37,506
  Financial agent fee .........................................         8,062
  Administration fee ..........................................         7,596
  Trustees' fee ...............................................         3,401
Accrued expenses ..............................................        25,684
                                                                 ------------
    Total liabilities .........................................       429,565
                                                                 ------------
NET ASSETS                                                       $128,064,570
                                                                 ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ............    82,373,704
  Undistributed net investment income .........................       816,316
  Accumulated net realized gain ...............................     1,819,930
  Net unrealized appreciation .................................    43,054,620
                                                                 ------------
NET ASSETS ....................................................  $128,064,570
                                                                 ============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization .....................................     4,715,122
                                                                 ============
Net asset value and offering price per share ..................  $      27.16
                                                                 ============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends ...................................................  $  2,344,830
  Interest ....................................................        57,531
                                                                 ------------
    Total investment income ...................................     2,402,361
                                                                 ------------
EXPENSES
  Investment advisory fee .....................................       435,997
  Financial agent fee .........................................        47,193
  Administration fee ..........................................        42,438
  Printing ....................................................        17,755
  Professional ................................................        15,571
  Custodian ...................................................        11,850
  Trustees ....................................................         6,860
  Miscellaneous ...............................................        13,991
                                                                 ------------
    Total expenses ............................................       591,655
                                                                 ------------
NET INVESTMENT INCOME .........................................     1,810,706
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ............................     1,840,060
  Net change in unrealized appreciation (depreciation)
    on investments ............................................     2,808,416
                                                                 ------------
NET GAIN ON INVESTMENTS .......................................     4,648,476
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........  $  6,459,182
                                                                 ============

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

STATEMENT OF CHANGES IN NET ASSETS


                                                                                 SIX MONTHS
                                                                                    ENDED        YEAR ENDED
                                                                                JUNE 30, 2005   DECEMBER 31,
                                                                                 (UNAUDITED)       2004
                                                                                -------------   ------------
FROM OPERATIONS
  Net investment income (loss) ..............................................   $   1,810,706   $  2,367,426
  Net realized gain (loss) ..................................................       1,840,060     10,923,780
  Net change in unrealized appreciation (depreciation) ......................       2,808,416     16,618,015
                                                                                -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............       6,459,182     29,909,221
                                                                                -------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .....................................................      (1,013,086)    (2,465,285)
  Net realized short-term gains .............................................         (46,382)      (666,839)
  Net realized long-term gains ..............................................      (1,762,516)    (9,086,931)
                                                                                -------------   ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .................      (2,821,984)   (12,219,055)
                                                                                -------------   ------------

FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (248,947 and 841,460 shares, respectively) ..       6,252,718     20,135,380
  Net asset value of shares issued from reinvestment of distributions
    (106,953 and 476,257 shares, respectively) ..............................       2,821,984     12,219,055
  Cost of shares repurchased (262,927 and 694,445 shares, respectively) .....      (6,632,125)   (15,435,332)
                                                                                -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .................       2,442,577     16,919,103
                                                                                -------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS .....................................       6,079,775     34,609,269
NET ASSETS
  Beginning of period .......................................................     121,984,795     87,375,526
                                                                                -------------   ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF $816,316 AND $18,696, RESPECTIVELY) ...........................   $ 128,064,570   $121,984,795
                                                                                =============   ============

* Prior year subscriptions of 1,703,566 shares, $40,387,087 and redemptions of 1,556,551 shares, $35,687,039 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                  SIX MONTHS
                                                    ENDED                        YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2005       -------------------------------------------------------
                                                 (UNAUDITED)           2004       2003       2002         2001       2000
                                               ---------------      ---------   --------   --------     --------   --------
Net asset value, beginning of period .......   $         26.39      $   21.85   $  16.85   $  15.70     $  15.33   $  12.21
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .............              0.39           0.56       0.64       0.63(1)      0.62       0.63
  Net realized and unrealized gain (loss) ..              0.99           6.87       5.67       1.26         0.37       3.07
                                               ---------------      ---------   --------   --------     --------   --------
    TOTAL FROM INVESTMENT OPERATIONS .......              1.38           7.43       6.31       1.89         0.99       3.70
                                               ---------------      ---------   --------   --------     --------   --------
LESS DISTRIBUTIONS
  Dividends from net investment income .....             (0.22)         (0.59)     (0.66)     (0.65)       (0.62)     (0.58)
  Distributions from net realized gains ....             (0.39)         (2.30)     (0.65)     (0.09)          --         --
                                               ---------------      ---------   --------   --------     --------   --------
    TOTAL DISTRIBUTIONS ....................             (0.61)         (2.89)     (1.31)     (0.74)       (0.62)     (0.58)
                                               ---------------      ---------   --------   --------     --------   --------
CHANGE IN NET ASSET VALUE ..................              0.77           4.54       5.00       1.15         0.37       3.12
                                               ---------------      ---------   --------   --------     --------   --------
NET ASSET VALUE, END OF PERIOD .............   $         27.16      $   26.39   $  21.85   $  16.85     $  15.70   $  15.33
                                               ===============      =========   ========   ========     ========   ========
Total return ...............................              5.30%(3)      34.69%     38.27%     12.08%        6.62%     30.78%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ....   $       128,065      $ 121,985   $ 87,376   $ 63,452     $ 41,506   $ 34,815
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ...................              1.02%(2)       1.04%      1.07%      1.09%        1.00%      1.00%
  Gross operating expenses .................              1.02%(2)       1.04%      1.12%      1.16%        1.32%      1.31%
  Net investment income ....................              3.11%(2)       2.39%      4.72%      3.96%        4.21%      4.63%
Portfolio turnover .........................                 8%(3)         27%        27%        27%          37%        26%

(1) Per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(2) Annualized.
(3) Not annualized.

                        See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Engemann Capital Growth Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                               BEGINNING          ENDING        EXPENSES PAID
                                             ACCOUNT VALUE     ACCOUNT VALUE       DURING
     ENGEMANN CAPITAL GROWTH SERIES        DECEMBER 31, 2004   JUNE 30, 2005       PERIOD*
----------------------------------------   -----------------   -------------   --------------
Actual                                     $        1,000.00   $      967.50   $         4.22

Hypothetical (5% return before expenses)            1,000.00        1,020.45             4.34

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.86%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                                [GRAPHIC OMITTED]

  Information Technology          33%
  Consumer Discretionary          19
  Health Care                     19
  Consumer Staples                13
  Financials                       8
  Industrials                      7
  Other                            1

                            SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                  (UNAUDITED)

                                                        SHARES       VALUE
                                                      ---------  ------------
DOMESTIC COMMON STOCKS--92.6%
AEROSPACE & DEFENSE--0.0%
  United Technologies Corp. ........................      1,600  $     82,160
                                                                 ------------

AIR FREIGHT & COURIERS--3.8%
  FedEx Corp. ......................................    118,000     9,559,180
  United Parcel Service, Inc. Class B ..............    131,100     9,066,876
                                                                 ------------
                                                                   18,626,056
                                                                 ------------
AIRLINES--0.0%
  Southwest Airlines Co. ...........................      7,500       104,475
                                                                 ------------
APPAREL RETAIL--0.0%
  Limited Brands, Inc. .............................        986        21,120
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.0%
  Northern Trust Corp. .............................      1,600        72,944
                                                                 ------------
BIOTECHNOLOGY--7.2%
  Amgen, Inc. (b) ..................................    165,600    10,012,176
  Genentech, Inc. (b) ..............................    182,000    14,610,960
  Gilead Sciences, Inc. (b) ........................    233,000    10,249,670
  MedImmune, Inc. (b) ..............................      3,700        98,864
                                                                 ------------
                                                                   34,971,670
                                                                 ------------
BROADCASTING & CABLE TV--6.0%
  Clear Channel Communications, Inc. ...............      2,700        83,511
  Comcast Corp. Class A (b) ........................    334,000    10,253,800
  EchoStar Communications Corp. Class A ............    270,000     8,140,500
  Univision Communications, Inc. Class A (b) .......    386,000    10,634,300
                                                                 ------------
                                                                   29,112,111
                                                                 ------------
COMMUNICATIONS EQUIPMENT--3.8%
  Cisco Systems, Inc. (b) ..........................    711,520    13,597,147
  QUALCOMM, Inc. ...................................    145,000     4,786,450
                                                                 ------------
                                                                   18,383,597
                                                                 ------------
COMPUTER HARDWARE--4.6%
  Apple Computer, Inc. (b) .........................    129,000     4,748,490
  Dell, Inc. (b) ...................................    447,000    17,660,970
                                                                 ------------
                                                                   22,409,460
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--3.2%
  EMC Corp. (b) ....................................    422,000     5,785,620
  Network Appliance, Inc. (b) ......................    339,000     9,583,530
                                                                 ------------
                                                                   15,369,150
                                                                 ------------

                                                        SHARES       VALUE
                                                      ---------  ------------
CONSUMER FINANCE--4.0%
  American Express Co. .............................    169,660  $  9,031,002
  SLM Corp. ........................................    204,400    10,383,520
                                                                 ------------
                                                                   19,414,522
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--2.9%
  First Data Corp. .................................    350,000    14,049,000
                                                                 ------------
DIVERSIFIED BANKS--0.0%
  Bank of America Corp. ............................      3,800       173,318
                                                                 ------------
DRUG RETAIL--2.1%
  Walgreen Co. .....................................    224,000    10,301,760
                                                                 ------------
FOOD DISTRIBUTORS--1.9%
  Sysco Corp. ......................................    259,000     9,373,210
                                                                 ------------
FOOD RETAIL--1.6%
  Safeway, Inc. ....................................      3,400        76,806
  Whole Foods Market,Inc. ..........................     65,000     7,689,500
                                                                 ------------
                                                                    7,766,306
                                                                 ------------
FOOTWEAR--0.0%
  NIKE, Inc. Class B ...............................      1,000        86,600
                                                                 ------------
GENERAL MERCHANDISE  STORES--2.2%
  Target Corp. .....................................    195,000    10,609,950
                                                                 ------------
HEALTH CARE EQUIPMENT--6.4%
  Kinetic Concepts, Inc. (b) .......................    160,000     9,600,000
  Medtronic, Inc. ..................................    415,920    21,540,497
                                                                 ------------
                                                                   31,140,497
                                                                 ------------
HEALTH CARE SERVICES--2.5%
  Laboratory Corporation of America Holdings (b) ...      4,200       209,580
  Medco Health Solutions, Inc. (b) .................    224,700    11,989,992
                                                                 ------------
                                                                   12,199,572
                                                                 ------------
HOME IMPROVEMENT RETAIL--3.6%
  Home Depot, Inc. (The) ...........................      4,100       159,490
  Lowe's Cos., Inc. ................................    297,900    17,343,738
                                                                 ------------
                                                                   17,503,228
                                                                 ------------
HOUSEHOLD PRODUCTS--2.1%
  Procter & Gamble Co. (The) .......................    190,000    10,022,500
                                                                 ------------
INDUSTRIAL CONGLOMERATES--3.0%
  General Electric Co. .............................    423,800    14,684,670
                                                                 ------------

                       See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

                                                        SHARES       VALUE
                                                      ---------  ------------
INDUSTRIAL MACHINERY--0.0%
  ITT Industries, Inc. .............................        800  $     78,104
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
  BellSouth Corp. ..................................      3,600        95,652
  MCI, Inc. ........................................      2,500        64,275
                                                                 ------------
                                                                      159,927
                                                                 ------------
INTERNET RETAIL--1.7%
  eBay, Inc. (b) ...................................    250,000     8,252,500
                                                                 ------------
INTERNET SOFTWARE & SERVICES--2.5%
  Yahoo!, Inc. (b) .................................    344,000    11,919,600
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--2.1%
  Lehman Brothers Holdings, Inc. ...................      1,250       124,100
  Morgan Stanley ...................................    189,700     9,953,559
                                                                 ------------
                                                                   10,077,659
                                                                 ------------
IT CONSULTING & OTHER SERVICES--0.0%
  Accenture Ltd. Class A (b) .......................      2,900        65,743
                                                                 ------------
LEISURE PRODUCTS--0.0%
  Mattel, Inc. .....................................      5,500       100,650
                                                                 ------------
MOVIES & ENTERTAINMENT--1.9%
  News Corp. Class B ...............................    544,000     9,171,840
                                                                 ------------
MULTI-LINE INSURANCE--0.0%
  American International Group, Inc. ...............      1,600        92,960
                                                                 ------------
OFFICE SERVICES & SUPPLIES--0.0%
  Avery Dennison Corp. .............................      1,200        63,552
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
  Citigroup, Inc. ..................................    212,300     9,814,629
  JPMorgan Chase & Co. .............................      4,488       158,516
                                                                 ------------
                                                                    9,973,145
                                                                 ------------
PACKAGED FOODS & MEATS--0.0%
  General Mills, Inc. ..............................      2,200       102,938
                                                                 ------------
PERSONAL PRODUCTS--3.0%
  Avon Products, Inc. ..............................    382,000    14,458,700
                                                                 ------------
PHARMACEUTICALS--2.1%
  Johnson & Johnson ................................      2,500       162,500
  Pfizer, Inc. .....................................    363,107    10,014,491
                                                                 ------------
                                                                   10,176,991
                                                                 ------------
RAILROADS--0.0%
  Union Pacific Corp. ..............................      1,900       123,120
                                                                 ------------
REGIONAL BANKS--0.0%
  Fifth Third Bancorp ..............................      1,900        78,299
  North Fork Bancorporation, Inc. ..................      4,350       122,192
                                                                 ------------
                                                                      200,491
                                                                 ------------
RESTAURANTS--1.9%
  Starbucks Corp. (b) ..............................    177,000     9,143,820
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--1.0%
  KLA-Tencor Corp. .................................    106,000     4,632,200
                                                                 ------------

                                                        SHARES       VALUE
                                                      ---------  ------------
SEMICONDUCTORS--5.5%
  Intel Corp. ......................................    808,030  $ 21,057,262
  Texas Instruments, Inc. ..........................    207,620     5,827,893
                                                                 ------------
                                                                   26,885,155
                                                                 ------------
SOFT DRINKS--2.6%
  Coca-Cola Co. (The) ..............................      1,400        58,450
  Pepsi Bottling Group, Inc. (The) .................      3,100        88,691
  PepsiCo, Inc. ....................................    230,000    12,403,900
                                                                 ------------
                                                                   12,551,041
                                                                 ------------
SPECIALTY STORES--2.0%
  Staples, Inc. ....................................    449,500     9,583,340
                                                                 ------------
SYSTEMS SOFTWARE--3.3%
  Adobe Systems, Inc. ..............................    174,000     4,979,880
  Microsoft Corp. ..................................    444,400    11,038,896
  Oracle Corp. (b) .................................     16,700       220,440
                                                                 ------------
                                                                   16,239,216
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--0.0%
  Washington Mutual, Inc. ..........................      1,500        61,035
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $393,528,491) ...................              450,591,603
                                                                 ------------
FOREIGN COMMON STOCKS (c)--6.8%
APPLICATION SOFTWARE--3.1%
  SAP AG Sponsored ADR (Germany) ...................    352,000    15,241,600
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.1%
  Nokia Oyj Sponsored ADR (Finland) ................     10,900       181,376
                                                                 ------------
INDUSTRIAL CONGLOMERATES--0.0%
  Tyco International Ltd. (United States) ..........      2,100        61,320
                                                                 ------------
PHARMACEUTICALS--1.0%
  Teva Pharmaceutical Industries Ltd. Sponsored ADR
    (United States) ................................    161,000     5,013,540
                                                                 ------------
SEMICONDUCTORS--2.6%
  Taiwan Semiconductor Manufacturing Co. Ltd.
    Sponsored ADR (Taiwan) .........................  1,363,937    12,439,106
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $29,835,030) ....................               32,936,942
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--99.4%
  (Identified cost $423,363,521) ...................              483,528,545
                                                                 ------------

                                                         PAR
                                                        VALUE
                                                        (000)
                                                      ---------
SHORT-TERM INVESTMENTS--0.7%
COMMERCIAL PAPER--0.7%
  UBS Finance Delaware LLC 3.37%, 7/1/05 ...........  $   2,010     2,010,000
  Ranger Funding Co. LLC 3.26%, 7/7/05 .............      1,275     1,274,307
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $3,284,307) .....................                3,284,307
                                                                 ------------
TOTAL INVESTMENTS--100.1%
  (Identified cost $426,647,828) ...................              486,812,852(a)
  Other assets and liabilities, net--(0.1)% ........                 (419,972)
                                                                 ------------
NET ASSETS--100.0% .................................             $486,392,880
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $71,374,981 and gross depreciation of $11,236,544 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $426,674,415.

(b) Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $426,647,828) ..................   $ 486,812,852
Receivables
  Dividends ....................................................................         557,385
  Fund shares sold .............................................................          18,769
  Tax reclaims .................................................................           9,944
Prepaid expenses ...............................................................          45,149
                                                                                   -------------
    Total assets ...............................................................     487,444,099
                                                                                   -------------
LIABILITIES
Cash overdraft .................................................................              21
Payables
  Fund shares repurchased ......................................................         555,215
  Investment advisory fee ......................................................         277,834
  Printing fee .................................................................         119,277
  Administration fee ...........................................................          30,088
  Financial agent fee ..........................................................          25,032
  Trustees' fee ................................................................           3,401
Accrued expenses ...............................................................          40,351
                                                                                   -------------
    Total liabilities ..........................................................       1,051,219
                                                                                   -------------
NET ASSETS .....................................................................   $ 486,392,880
                                                                                   =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................   $ 748,801,242
  Undistributed net investment income ..........................................         414,891
  Accumulated net realized loss ................................................    (322,988,277)
  Net unrealized appreciation ..................................................      60,165,024
                                                                                   -------------
NET ASSETS .....................................................................   $ 486,392,880
                                                                                   =============
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization ................................................................      35,283,043
                                                                                   =============
Net asset value and offering price per share ...................................   $       13.79
                                                                                   =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends ....................................................................   $   2,573,376
  Interest .....................................................................         151,729
  Foreign taxes withheld .......................................................        (104,747)
                                                                                   -------------
    Total investment income ....................................................       2,620,358
                                                                                   -------------
EXPENSES
  Investment advisory fee ......................................................       1,715,962
  Financial agent fee ..........................................................         153,495
  Administration fee ...........................................................         186,225
  Custodian ....................................................................          40,393
  Printing .....................................................................          32,944
  Professional .................................................................          18,766
  Trustees .....................................................................           6,860
  Miscellaneous ................................................................          51,574
                                                                                   -------------
    Total expenses .............................................................       2,206,219
    Custodian fees paid indirectly .............................................            (752)
                                                                                   -------------
    Net expenses ...............................................................       2,205,467
                                                                                   -------------
NET INVESTMENT INCOME ..........................................................         414,891
                                                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments .............................................      24,391,163
  Net change in unrealized appreciation (depreciation) on investments ..........     (43,473,335)
                                                                                   -------------
NET LOSS ON INVESTMENTS ........................................................     (19,082,172)
                                                                                   -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $ (18,667,281)
                                                                                   =============

                       See Notes to Financial Statements

                     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     SIX MONTHS
                                                                                                       ENDED       YEAR ENDED
                                                                                                   JUNE 30, 2005  DECEMBER 31,
                                                                                                    (UNAUDITED)       2004
                                                                                                   -------------  ------------
FROM OPERATIONS
  Net investment income (loss) .................................................................    $    414,891  $  4,267,416
  Net realized gain (loss) .....................................................................      24,391,163    37,100,652
  Net change in unrealized appreciation (depreciation) .........................................     (43,473,335)  (13,878,722)
                                                                                                    ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................................     (18,667,281)   27,489,346
                                                                                                    ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................................................              --    (4,846,703)
                                                                                                    ------------  ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....................................              --    (4,846,703)
                                                                                                    ------------  ------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (320,209 and 675,795 shares, respectively) .....................       4,379,796     9,290,420
  Net asset value of shares issued in conjunction with Plan of Reorganization
    (0 and 544,383 shares, respectively) (See Note 9) ..........................................              --     7,162,666
  Net asset value of shares issued from reinvestment of distributions
    (0 and 340,345 shares, respectively) .......................................................              --     4,846,703
  Cost of shares repurchased (4,725,196 and 8,037,447 shares, respectively) ....................     (64,834,595) (110,452,032)
                                                                                                    ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....................................     (60,454,799)  (89,152,243)
                                                                                                    ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................................     (79,122,080)  (66,509,600)
NET ASSETS
  Beginning of period ..........................................................................     565,514,960   632,024,560
                                                                                                    ------------  ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
    OF $414,891 AND $0, RESPECTIVELY) ..........................................................    $486,392,880  $565,514,960
                                                                                                    ============  ============

* Prior year subscriptions of 3,573,839 shares, $49,144,354 and redemptions of 10,935,491 shares, $150,305,966 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                 SIX MONTHS
                                                   ENDED                            YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2005       -----------------------------------------------------------
                                                (UNAUDITED)           2004       2003       2002      2001(2)          2000
                                               -------------       ---------  ---------  ---------   ---------     -----------
Net asset value, beginning of period ........  $       14.25       $   13.69  $   10.84  $   14.41   $   22.49     $     28.57
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..............           0.01            0.11       0.01       0.01          --(1)           --(1)
  Net realized and unrealized gain (loss) ...          (0.47)           0.57       2.85      (3.58)      (7.72)          (4.91)
                                               -------------       ---------  ---------  ---------   ---------     -----------
    Total from investment operations ........          (0.46)           0.68       2.86      (3.57)      (7.72)          (4.91)
                                               -------------       ---------  ---------  ---------   ---------     -----------
LESS DISTRIBUTIONS
  Dividends from net investment income ......             --           (0.12)     (0.01)        --       (0.01)             --(1)
  Distributions from net realized gains .....             --              --         --         --       (0.35)          (1.17)
                                               -------------       ---------  ---------  ---------   ---------     -----------
    TOTAL DISTRIBUTIONS .....................             --           (0.12)     (0.01)        --       (0.36)          (1.17)
                                               -------------       ---------  ---------  ---------   ---------     -----------
CHANGE IN NET ASSET VALUE ...................          (0.46)           0.56       2.85      (3.57)      (8.08)          (6.08)
                                               -------------       ---------  ---------  ---------   ---------     -----------
NET ASSET VALUE, END OF PERIOD ..............  $       13.79       $   14.25  $   13.69  $   10.84   $   14.41     $     22.49
                                               =============       =========  =========  =========   =========     ===========
Total return                                           (3.25)%(4)       4.97%     26.49%    (24.81)%    (34.57)%        (17.77)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .....  $     486,393       $ 565,515  $ 632,025  $ 571,076   $ 937,569     $ 1,680,036
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses ........................           0.86%(3)        0.87%      0.85%      0.75%       0.72%           0.68%
  Net investment income .....................           0.16%(3)        0.72%      0.07%      0.08%       0.01%           0.03%
Portfolio turnover ..........................             43%(4)          50%        41%       115%         58%             82%

(1) Amount is less than $0.01.
(2) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets. Per share ratios and supplemental data from prior periods have not been restated to reflect this change.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

                   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Engemann Growth and Income Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period.Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                              BEGINNING          ENDING     EXPENSES PAID
                                            ACCOUNT VALUE    ACCOUNT VALUE      DURING
ENGEMANN GROWTH AND INCOME SERIES         DECEMBER 31, 2004  JUNE 30, 2005     PERIOD*
---------------------------------         -----------------  -------------  -------------
Actual                                    $        1,000.00  $    1,005.00  $        4.72

Hypothetical (5% return before expenses)           1,000.00       1,020.03           4.77

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.95%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                               [GRAPHIC OMITTED]

Financials                        23%
Information Technology            16
Health Care                       14
Consumer Discretionary            12
Industrials                       10
Energy                             8
Consumer Staples                   6
Other                             11

                            SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                  (UNAUDITED)

                                                        SHARES       VALUE
                                                        -------  ------------
DOMESTIC COMMON STOCKS--95.2%
AEROSPACE & DEFENSE--2.5%
  Boeing Co. (The) .................................     14,400  $    950,400
  Honeywell International, Inc. ....................     20,400       747,252
  Lockheed Martin Corp. ............................      7,200       467,064
  United Technologies Corp. ........................     29,600     1,519,960
                                                                 ------------
                                                                    3,684,676
                                                                 ------------
AGRICULTURAL PRODUCTS--0.5%
  Archer-Daniels-Midland Co. .......................     36,700       784,646
                                                                 ------------
AIR FREIGHT & COURIERS--0.1%
  United Parcel Service, Inc. Class B...............      1,200        82,992
                                                                 ------------

ALTERNATIVE CARRIERS--0.4%
  PanAmSat Holding Corp. ...........................     30,600       627,606
                                                                 ------------
APPAREL RETAIL--0.5%
  Gap, Inc. (The) ..................................     30,700       606,325
  Limited Brands, Inc. .............................      7,400       158,508
                                                                 ------------
                                                                      764,833
                                                                 ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
  Jones Apparel Group, Inc. ........................      1,900        58,976
  VF Corp. .........................................      3,600       205,992
                                                                 ------------
                                                                      264,968
                                                                 ------------
APPLICATION SOFTWARE--0.7%
  Autodesk, Inc. ...................................     15,700       539,609
  Intuit, Inc. (b) .................................      7,300       329,303
  Parametric Technology Corp. (b) ..................     34,200       218,196
                                                                 ------------
                                                                    1,087,108
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
  Northern Trust Corp. .............................     15,200       692,968
  State Street Corp. ...............................      4,600       221,950
                                                                 ------------
                                                                      914,918
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.3%
  Ford Motor Co. ...................................     43,600       446,464
                                                                 ------------
BIOTECHNOLOGY--0.4%
  Amgen, Inc. (b) ..................................      1,400        84,644
  Applera Corp. - Applied Biosystems Group .........      9,600       188,832
  Cephalon, Inc. (b)................................      5,800       230,898
  Invitrogen Corp. (b) .............................      1,400       116,606
                                                                 ------------
                                                                      620,980
                                                                 ------------

                                                        SHARES       VALUE
                                                        -------  ------------
BROADCASTING & CABLE TV--0.0%
  Comcast Corp. Class A (b) ........................      2,391  $     73,404
                                                                 ------------
BUILDING PRODUCTS--0.4%
  Masco Corp. ......................................     18,300       581,208
                                                                 ------------
COMMERCIAL PRINTING--0.4%
  Donnelley (R.R.) & Sons Co. ......................     15,400       531,454
                                                                 ------------
COMMUNICATIONS EQUIPMENT--2.8%
  ADTRAN, Inc. .....................................      9,600       237,984
  Cisco Systems, Inc. (b) ..........................    119,300     2,279,823
  Harris Corp. .....................................      5,200       162,292
  Motorola, Inc. ...................................     69,200     1,263,592
  QUALCOMM, Inc. ...................................      4,800       158,448
                                                                 ------------
                                                                    4,102,139
                                                                 ------------
COMPUTER & ELECTRONICS RETAIL--0.4%
  Best Buy Co., Inc. ...............................      8,200       562,110
                                                                 ------------
COMPUTER HARDWARE--3.5%
  Apple Computer, Inc. (b) .........................     17,700       651,537
  Dell, Inc. (b) ...................................     44,500     1,758,195
  Hewlett-Packard Co. ..............................     45,501     1,069,729
  International Business Machines Corp. ............     20,100     1,491,420
  NCR Corp. (b) ....................................      3,800       133,456
                                                                 ------------
                                                                    5,104,337
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--0.0%
  Lexmark International, Inc. Class A (b)...........        600        38,898
                                                                 ------------
CONSTRUCTION MATERIALS--0.0%
  Vulcan Materials Co. .............................      1,000        64,990
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.4%
  Caterpillar, Inc. ................................        800        76,248
  Deere & Co. ......................................      1,700       111,333
  PACCAR, Inc. .....................................      4,800       326,400
                                                                 ------------
                                                                      513,981
                                                                 ------------
CONSUMER FINANCE--2.2%
  American Express Co. .............................     23,400     1,245,582
  Capital One Financial Corp. ......................      7,300       584,073
  MBNA Corp. .......................................     55,600     1,454,496
                                                                 ------------
                                                                    3,284,151
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--1.0%
  Automatic Data Processing, Inc. ..................      3,300       138,501
  CheckFree Corp. (b) ..............................      6,000       204,360
  Computer Sciences Corp. (b) ......................      3,100       135,470

                       See Notes to Financial Statements

                   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

                                                        SHARES       VALUE
                                                        -------  ------------
DATA PROCESSING & OUTSOURCED SERVICES--CONTINUED
  Fiserv, Inc. (b) .................................     13,600  $    584,120
  Sabre Holdings Corp. Class A .....................     21,900       436,905
                                                                 ------------
                                                                    1,499,356
                                                                 ------------
DEPARTMENT STORES--2.0%
  Federated Department Stores, Inc. ................     16,900     1,238,432
  Nordstrom, Inc. ..................................     10,500       713,685
  Penney (J.C.) Co., Inc. ..........................     18,300       962,214
                                                                 ------------
                                                                    2,914,331
                                                                 ------------
DIVERSIFIED BANKS--5.1%
  Bank of America Corp. ............................     95,206     4,342,346
  Comerica, Inc. ...................................      4,600       265,880
  U.S. Bancorp .....................................     16,400       478,880
  Wachovia Corp. ...................................     46,500     2,306,400
                                                                 ------------
                                                                    7,393,506
                                                                 ------------
DIVERSIFIED CHEMICALS--1.2%
  Dow Chemical Co. (The) ...........................     15,200       676,856
  Du Pont (E.I.) de Nemours & Co. ..................      1,600        68,816
  Eastman Chemical Co. .............................     15,500       854,825
  PPG Industries, Inc. .............................      2,100       131,796
                                                                 ------------
                                                                    1,732,293
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--0.6%
  Cendant Corp. ....................................     29,400       657,678
  Dun & Bradstreet Corp. (b) .......................      3,700       228,105
                                                                 ------------
                                                                      885,783
                                                                 ------------
DIVERSIFIED METALS & MINING--0.1%
  Phelps Dodge Corp. ...............................      1,600       148,000
                                                                 ------------
DRUG RETAIL--0.1%
  CVS Corp. ........................................      2,600        75,582
                                                                 ------------
ELECTRIC UTILITIES--0.2%
  American Electric Power Co., Inc. ................      1,800        66,366
  Exelon Corp. .....................................      5,700       292,581
                                                                 ------------
                                                                      358,947
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
  Cooper Industries Ltd. Class A ...................      1,000        63,900
  Emerson Electric Co. .............................     23,700     1,484,331
                                                                 ------------
                                                                    1,548,231
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.0%
  Tektronix, Inc. ..................................      3,200        74,464
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.4%
  Monsanto Co. .....................................      9,800       616,126
                                                                 ------------
FOOTWEAR--0.7%
  NIKE, Inc. Class B ...............................     11,500       995,900
                                                                 ------------
GENERAL MERCHANDISE STORES--0.1%
  Target Corp. .....................................      1,700        92,497
                                                                 ------------
HEALTH CARE DISTRIBUTORS--0.3%
  Cardinal Health, Inc. ............................      3,000       172,740
  McKesson Corp. ...................................      7,400       331,446
                                                                 ------------
                                                                      504,186
                                                                 ------------
HEALTH CARE EQUIPMENT--1.3%
  Baxter International, Inc. .......................      1,800        66,780
  Becton, Dickinson & Co. ..........................      9,200       482,724
  Medtronic, Inc. ..................................      1,200        62,148
  PerkinElmer, Inc. ................................     26,800       506,520
  St. Jude Medical, Inc. (b)........................      3,400       148,274
  Thermo Electron Corp. (b) ........................     22,600       607,262
                                                                 ------------
                                                                    1,873,708
                                                                 ------------

                                                        SHARES       VALUE
                                                        -------  ------------
HEALTH CARE FACILITIES--0.0%
  HCA, Inc. ........................................      1,300  $     73,671
                                                                 ------------
HEALTH CARE SERVICES--0.3%
  IMS Health, Inc. .................................     19,100       473,107
                                                                 ------------
HEALTH CARE SUPPLIES--0.5%
  Bausch & Lomb, Inc. ..............................      8,400       697,200
                                                                 ------------
HOME ENTERTAINMENT SOFTWARE--0.2%
  Electronic Arts, Inc. (b) ........................      1,400        79,254
  THQ, Inc. (b) ....................................      5,700       166,839
                                                                 ------------
                                                                      246,093
                                                                 ------------
HOME IMPROVEMENT RETAIL--1.4%
  Home Depot, Inc. (The) ...........................     29,200     1,135,880
  Lowe's Cos., Inc. ................................      1,300        75,686
  Sherwin-Williams Co. (The) .......................     16,700       786,403
                                                                 ------------
                                                                    1,997,969
                                                                 ------------
HOUSEHOLD APPLIANCES--0.6%
  Black & Decker Corp. (The) .......................      9,400       844,590
                                                                 ------------
HOUSEHOLD PRODUCTS--1.8%
  Kimberly-Clark Corp. .............................     19,500     1,220,505
  Procter & Gamble Co. (The) .......................     26,600     1,403,150
                                                                 ------------
                                                                    2,623,655
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.6%
  Fortune Brands, Inc. .............................      9,500       843,600
                                                                 ------------
HYPERMARKETS & SUPER CENTERS--0.2%
  Wal-Mart Stores, Inc. ............................      5,200       250,640
                                                                 ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.5%
  Constellation Energy Group, Inc. .................     29,700     1,713,393
  Duke Energy Corp. ................................     14,200       422,166
                                                                 ------------
                                                                    2,135,559
                                                                 ------------
INDUSTRIAL CONGLOMERATES--0.8%
  3M Co. ...........................................      6,000       433,800
  General Electric Co. .............................      7,000       242,550
  Textron, Inc. ....................................      6,100       462,685
                                                                 ------------
                                                                    1,139,035
                                                                 ------------
INDUSTRIAL GASES--0.0%
  Praxair, Inc. ....................................      1,300        60,580
                                                                 ------------
INDUSTRIAL MACHINERY--0.7%
  Eaton Corp. ......................................     15,100       904,490
  Parker Hannifin Corp. ............................      3,200       198,432
                                                                 ------------
                                                                    1,102,922
                                                                 ------------
INSURANCE BROKERS--0.1%
  AON Corp. ........................................      6,000       150,240
                                                                 ------------
INTEGRATED OIL & GAS--7.2%
  Chevron Corp. ....................................     43,800     2,449,296
  ConocoPhillips ...................................     10,402       598,011
  Exxon Mobil Corp. ................................     89,300     5,132,071
  Occidental Petroleum Corp. .......................     29,600     2,277,128
                                                                 ------------
                                                                   10,456,506
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--4.2%
  ALLTEL Corp. .....................................     11,100       691,308
  AT&T Corp. .......................................     27,900       531,216
  BellSouth Corp. ..................................     31,300       831,641
  Citizens Communications Co. ......................     57,300       770,112
  SBC Communications, Inc. .........................     62,000     1,472,500
  Sprint Corp. .....................................      5,100       127,959
  Verizon Communications, Inc. .....................     50,900     1,758,595
                                                                 ------------
                                                                    6,183,331
                                                                 ------------

                       See Notes to Financial Statements

                   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

                                                        SHARES       VALUE
                                                        -------  ------------
INTERNET RETAIL--0.0%
  eBay, Inc. (b) ...................................      1,600  $     52,816
                                                                 ------------
INTERNET SOFTWARE & SERVICES--0.4%
  InfoSpace, Inc. (b) ..............................      6,400       210,752
  Yahoo!, Inc. (b) .................................     11,000       381,150
                                                                 ------------
                                                                      591,902
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--1.8%
  Ameritrade Holding Corp. (b) .....................     25,600       475,904
  E*TRADE Financial Corp. (b) ......................      8,200       114,718
  Goldman Sachs Group, Inc. (The) ..................     18,600     1,897,572
  Lehman Brothers Holdings, Inc. ...................        700        69,496
  Merrill Lynch & Co., Inc. ........................      1,300        71,513
                                                                 ------------
                                                                    2,629,203
                                                                 ------------
LEISURE PRODUCTS--0.3%
  Marvel Enterprises, Inc. (b) .....................     21,300       420,036
                                                                 ------------
LIFE & HEALTH INSURANCE--2.5%
  AFLAC, Inc. ......................................     10,100       437,128
  Lincoln National Corp. ...........................     15,200       713,184
  MetLife, Inc. ....................................     35,000     1,572,900
  Protective Life Corp. ............................      1,400        59,108
  Prudential Financial, Inc. .......................     12,300       807,618
  StanCorp Financial Group, Inc. ...................        800        61,264
                                                                 ------------
                                                                    3,651,202
                                                                 ------------
MANAGED HEALTH CARE--3.2%
  Aetna, Inc. ......................................      9,000       745,380
  CIGNA Corp. ......................................      4,200       449,526
  UnitedHealth Group, Inc. .........................     48,800     2,544,432
  WellPoint, Inc. (b) ..............................     14,400     1,002,816
                                                                 ------------
                                                                    4,742,154
                                                                 ------------
METAL & GLASS CONTAINERS--0.1%
  Silgan Holdings, Inc. ............................      1,400        78,736
                                                                 ------------
MOTORCYCLE MANUFACTURERS--0.0%
  Harley-Davidson, Inc. ............................      1,070        53,072
                                                                 ------------
MOVIES & ENTERTAINMENT--2.7%
  Time Warner, Inc. (b)  ...........................    148,300     2,478,093
  Viacom, Inc. Class B .............................     31,500     1,008,630
  Walt Disney Co. (The) ............................     18,400       463,312
                                                                 ------------
                                                                    3,950,035
                                                                 ------------
MULTI-LINE INSURANCE--1.8%
  American International Group, Inc. ...............     41,700     2,422,770
  Hartford Financial Services Group, Inc. (The) ....      1,800       134,604
  Unitrin, Inc. ....................................      1,400        68,740
                                                                 ------------
                                                                    2,626,114
                                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER--1.1%
  Sempra Energy ....................................     37,500     1,549,125
                                                                 ------------
OFFICE ELECTRONICS--0.3%
  Xerox Corp. (b) ..................................     26,900       370,951
                                                                 ------------
OFFICE SERVICES & SUPPLIES--0.2%
  HNI Corp. ........................................      5,800       296,670
                                                                 ------------
OIL & GAS DRILLING--0.3%
  Pride International, Inc. (b) ....................     10,300       264,710
  Transocean, Inc. (b) .............................      3,200       172,704
                                                                 ------------
                                                                      437,414
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--0.1%
  Halliburton Co. ..................................      2,600       124,332
                                                                 ------------

                                                        SHARES       VALUE
                                                        -------  ------------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
  Burlington Resources, Inc. .......................      3,000  $    165,720
  Unocal Corp. .....................................      1,770       115,138
                                                                 ------------
                                                                      280,858
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.6%
  Citigroup, Inc. ..................................     52,701     2,436,367
  JPMorgan Chase & Co. .............................     80,600     2,846,792
                                                                 ------------
                                                                    5,283,159
                                                                 ------------
PACKAGED FOODS & MEATS--1.9%
  General Mills, Inc. ..............................     14,500       678,455
  Kellogg Co. ......................................     43,600     1,937,584
  Tyson Foods, Inc. Class A ........................     11,500       204,700
                                                                 ------------
                                                                    2,820,739
                                                                 ------------
PAPER PACKAGING--0.0%
  Smurfit-Stone Container Corp. (b) ................      2,700        27,459
                                                                 ------------
PAPER PRODUCTS--0.1%
  Georgia-Pacific Corp. ............................      3,700       117,660
  MeadWestvaco Corp. ...............................      2,000        56,080
                                                                 ------------
                                                                      173,740
                                                                 ------------
PERSONAL PRODUCTS--0.1%
  Avon Products, Inc. ..............................      3,900       147,615
                                                                 ------------
PHARMACEUTICALS--7.7%
  Abbott Laboratories ..............................      1,990        97,530
  Bristol-Myers Squibb Co. .........................     48,100     1,201,538
  Johnson & Johnson ................................     57,700     3,750,500
  Kos Pharmaceuticals, Inc. (b) ....................      5,100       334,050
  Lilly (Eli) & Co. ................................      1,200        66,852
  Medicis Pharmaceutical Corp. Class A .............     10,600       336,338
  Merck & Co., Inc. ................................     31,500       970,200
  Pfizer, Inc. .....................................    143,200     3,949,456
  Wyeth ............................................     12,000       534,000
                                                                 ------------
                                                                   11,240,464
                                                                 ------------
PHOTOGRAPHIC PRODUCTS--0.4%
  Eastman Kodak Co. ................................     19,300       518,205
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--2.9%
  Allstate Corp. (The) .............................     34,100     2,037,475
  Chubb Corp. (The) ................................        900        77,049
  Cincinnati Financial Corp. .......................      2,205        87,230
  Mercury General Corp. ............................      3,200       174,464
  Progressive Corp. (The) ..........................      5,700       563,217
  St. Paul Travelers Cos., Inc. (The) ..............     33,601     1,328,247
                                                                 ------------
                                                                    4,267,682
                                                                 ------------
PUBLISHING & PRINTING--0.5%
  McGraw-Hill Cos., Inc. (The) .....................     14,000       619,500
  Meredith Corp. ...................................      1,700        83,402
                                                                 ------------
                                                                      702,902
                                                                 ------------
RAILROADS--0.4%
  Burlington Northern Santa Fe Corp. ...............      3,600       169,488
  CSX Corp. ........................................      1,800        76,788
  Norfolk Southern Corp. ...........................     10,600       328,176
                                                                 ------------
                                                                      574,452
                                                                 ------------
REGIONAL BANKS--1.5%
  Bank of Hawaii Corp. .............................      6,600       334,950
  Hibernia Corp. Class A ...........................     14,400       477,792
  KeyCorp ..........................................     13,400       444,210
  National City Corp. ..............................     23,800       812,056
  SunTrust Banks, Inc. .............................      2,000       144,480
                                                                 ------------
                                                                    2,213,488
                                                                 ------------
                       See Notes to Financial Statements

                   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

                                                        SHARES       VALUE
                                                        -------  ------------
REITS--0.5%
  Highwoods Properties, Inc. .......................     15,300  $    455,328
  Maguire Properties, Inc. .........................     10,400       294,736
                                                                 ------------
                                                                      750,064
                                                                 ------------
RESTAURANTS--1.1%
  McDonald's Corp. .................................     35,500       985,125
  Yum! Brands, Inc. ................................     11,300       588,504
                                                                 ------------
                                                                    1,573,629
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.3%
  Applied Materials, Inc. ..........................     25,700       415,826
                                                                 ------------
SEMICONDUCTORS--3.0%
  Analog Devices, Inc. .............................      1,800        67,158
  Freescale Semiconductor, Inc. Class B (b) ........      7,640       161,815
  Intel Corp. ......................................    110,500     2,879,630
  Maxim Integrated Products, Inc. ..................      5,600       213,976
  Texas Instruments, Inc. ..........................     35,700     1,002,099
                                                                 ------------
                                                                    4,324,678
                                                                 ------------
SOFT DRINKS--0.3%
  Pepsi Bottling Group, Inc. (The) .................      5,200       148,772
  PepsiAmericas, Inc. ..............................      7,500       192,450
  PepsiCo, Inc. ....................................      2,100       113,253
                                                                 ------------
                                                                      454,475
                                                                 ------------
SPECIALTY CHEMICALS--0.1%
  Rohm & Haas Co. ..................................      4,000       185,360
                                                                 ------------
SPECIALTY STORES--0.1%
  Staples, Inc. ....................................      3,750        79,950
                                                                 ------------
STEEL--0.0%
  United States Steel Corp. ........................      1,600        54,992
                                                                 ------------
SYSTEMS SOFTWARE--3.9%
  Adobe Systems, Inc. ..............................     16,600       475,092
  Internet Security Systems, Inc. (b) ..............      6,600       133,914
  Microsoft Corp. ..................................    155,200     3,855,168
  Oracle Corp. (b) .................................     95,400     1,259,280
                                                                 ------------
                                                                    5,723,454
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--0.1%
  Tech Data Corp. (b) ..............................      4,700       172,067
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--0.3%
  Countrywide Financial Corp. ......................      5,300       204,633
  Fannie Mae .......................................      3,900       227,760
                                                                 ------------
                                                                      432,393
                                                                 ------------
TOBACCO--0.6%
  Reynolds American, Inc. ..........................      8,900       701,320
  UST, Inc. ........................................      3,200       146,112
                                                                 ------------
                                                                      847,432
                                                                 ------------
TRUCKING--0.2%
  CNF, Inc. ........................................      5,500       246,950
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $119,644,788) ...................              139,213,266
                                                                 ------------

                                                        SHARES       VALUE
                                                        -------  ------------
FOREIGN COMMON STOCKS (c)--2.8%
AUTO PARTS & EQUIPMENT--0.3%
  Autoliv, Inc. (Sweden) ...........................      7,500  $    328,500
  Magna International, Inc. Class A (Canada) .......      1,600       112,544
                                                                 ------------
                                                                      441,044
                                                                 ------------
INDUSTRIAL CONGLOMERATES--0.8%
  Tyco International Ltd. (United States) ..........     40,800     1,191,360
                                                                 ------------
INDUSTRIAL MACHINERY--1.0%
  Ingersoll-Rand Co. Class A (United States) .......     20,200     1,441,270
                                                                 ------------
INTEGRATED OIL & GAS--0.2%
  BP plc Sponsored ADR (United Kingdom) ............      5,200       324,376
                                                                 ------------
PHARMACEUTICALS--0.1%
  GlaxoSmithKline plc ADR (United Kingdom) .........      2,800       135,828
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--0.3%
  XL Capital Ltd. Class A (United States) ..........      5,700       424,194
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
  Vodafone Group plc Sponsored ADR
    (United Kingdom) ...............................      4,000        97,280
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $3,416,504) .....................                4,055,352
                                                                 ------------
EXCHANGE TRADED FUNDS--1.0%
  SPDR Trust Series I ..............................     12,300     1,465,914
                                                                 ------------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $1,429,491) .....................                1,465,914
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--99.0%
  (Identified cost $124,490,783) ...................              144,734,532
                                                                 ------------

                                                        PAR
                                                       VALUE
                                                       (000)
                                                      -------
SHORT-TERM INVESTMENTS--0.8%
COMMERCIAL PAPER--0.8%
  UBS Finance Delaware LLC 3.37%, 7/1/05 ...........  $  1,150      1,150,000
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,150,000) .....................                1,150,000
                                                                 ------------
TOTAL INVESTMENTS--99.8%
  (Identified cost $125,640,783) ...................              145,884,532(a)
  Other assets and liabilities, net--0.2% ..........                  316,796
                                                                 ------------
NET ASSETS--100.0% .................................             $146,201,328
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,794,251 and gross depreciation of $5,169,236 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $126,259,517.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.

                       See Notes to Financial Statements

                   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $125,640,783) ..................   $ 145,884,532
Cash ...........................................................................         361,075
Receivables
  Dividends ....................................................................         186,929
  Fund shares sold .............................................................          39,807
  Tax reclaims .................................................................           3,771
Prepaid expenses ...............................................................          12,885
                                                                                   -------------
    Total assets ...............................................................     146,488,999
                                                                                   -------------
LIABILITIES
Payables
  Fund shares repurchased ......................................................          94,012
  Investment advisory fee ......................................................          92,536
  Printing fee .................................................................          45,872
  Professional fee .............................................................          23,522
  Financial agent fee ..........................................................           9,154
  Administration fee ...........................................................           8,951
  Trustees' fee ................................................................           3,401
Accrued expenses ...............................................................          10,223
                                                                                   -------------
    Total liabilities ..........................................................         287,671
                                                                                   -------------
NET ASSETS .....................................................................   $ 146,201,328
                                                                                   =============

NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................   $ 143,153,959
  Undistributed net investment income ..........................................         204,480
  Accumulated net realized loss ................................................     (17,400,872)
  Net unrealized appreciation ..................................................      20,243,761
                                                                                   -------------
NET ASSETS .....................................................................   $ 146,201,328
                                                                                   =============
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization ................................................................      12,084,112
                                                                                   =============
Net asset value and offering price per share ...................................   $       12.10
                                                                                   =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends ....................................................................   $   1,353,729
  Interest .....................................................................          21,682
  Foreign taxes withheld .......................................................          (2,924)
                                                                                   -------------
    Total investment income ....................................................       1,372,487
                                                                                   -------------
EXPENSES
  Investment advisory fee ......................................................         504,805
  Financial agent fee ..........................................................          52,523
  Administration fee ...........................................................          52,644
  Printing .....................................................................          23,425
  Professional .................................................................          18,161
  Custodian ....................................................................          14,053
  Trustees .....................................................................           6,860
  Miscellaneous ................................................................          24,112
                                                                                   -------------
    Total expenses .............................................................         696,583
    Less expenses reimbursed by investment advisor .............................         (11,490)
                                                                                   -------------
    Net expenses ...............................................................         685,093
                                                                                   -------------
NET INVESTMENT INCOME ..........................................................         687,394
                                                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments .............................................         183,498
  Net change in unrealized appreciation (depreciation) on investments ..........        (142,091)
  Net change in unrealized appreciation (depreciation) on foreign currency
    transactions and translation ...............................................             (73)
                                                                                   -------------
NET GAIN ON INVESTMENTS ........................................................          41,334
                                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $     728,728
                                                                                   =============

                       See Notes to Financial Statements

                   PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                      ENDED        YEAR ENDED
                                                                                  JUNE 30, 2005   DECEMBER 31,
                                                                                   (UNAUDITED)        2004
                                                                                  -------------   ------------
FROM OPERATIONS
  Net investment income (loss) .................................................   $    687,394   $   1,381,752
  Net realized gain (loss) .....................................................        183,498       4,205,637
  Net change in unrealized appreciation (depreciation) .........................       (142,164)      7,900,947
                                                                                   ------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................        728,728      13,488,336
                                                                                   ------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................................       (482,914)     (1,588,870)
                                                                                   ------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....................       (482,914)     (1,588,870)
                                                                                   ------------   -------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (843,369 and 1,495,913 shares, respectively) ...     10,133,048      16,937,474
  Net asset value of shares issued in conjunction with Plan of
    Reorganization (0 and 691,111 shares, respectively) (See Note 9) ...........             --       7,796,554
  Net asset value of shares issued in conjunction with Plan of
    Reorganization (0 and 1,002,512 shares, respectively) (See Note 9) .........             --      11,309,520
  Net asset value of shares issued from reinvestment of distributions
    (40,381 and 135,901 shares, respectively) ..................................        482,914       1,588,870
  Cost of shares repurchased (1,191,342 and 676,517 shares, respectively) ......    (14,269,892)     (7,640,251)
                                                                                   ------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....................     (3,653,930)     29,992,167
                                                                                   ------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................     (3,408,116)     41,891,633
NET ASSETS
  Beginning of period ..........................................................    149,609,444     107,717,811
                                                                                   ------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
    OF $204,480 AND $0, RESPECTIVELY) ..........................................   $146,201,328   $ 149,609,444
                                                                                   ============   =============

* Prior year subscriptions of 3,052,841 shares, $34,531,743 and redemptions of 2,233,445 shares, $25,234,520 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                   SIX MONTHS
                                                      ENDED                            YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2005     --------------------------------------------------------------
                                                   (UNAUDITED)        2004           2003          2002         2001        2000
                                                  -------------     ---------      ---------    ---------    ---------   ---------
Net asset value, beginning of period ............   $   12.07       $   11.06      $    8.77    $   11.42    $   12.52   $   13.53
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..................        0.06            0.13(1)        0.11         0.08         0.08        0.07
  Net realized and unrealized gain (loss) .......        0.01            1.02           2.29        (2.65)       (1.09)      (0.96)
                                                    ---------       ---------      ---------    ---------    ---------   ---------
    TOTAL FROM INVESTMENT OPERATIONS ............        0.07            1.15           2.40        (2.57)       (1.01)      (0.89)
                                                    ---------       ---------      ---------    ---------    ---------   ---------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........       (0.04)          (0.14)         (0.11)       (0.08)       (0.06)      (0.07)
  Distributions from net realized gains .........          --              --             --           --        (0.03)      (0.05)
                                                    ---------       ---------      ---------    ---------    ---------   ---------
    TOTAL DISTRIBUTIONS .........................       (0.04)          (0.14)         (0.11)       (0.08)       (0.09)      (0.12)
                                                    ---------       ---------      ---------    ---------    ---------   ---------
CHANGE IN NET ASSET VALUE .......................        0.03            1.01           2.29        (2.65)       (1.10)      (1.01)
                                                    ---------       ---------      ---------    ---------    ---------   ---------
NET ASSET VALUE, END OF PERIOD ..................   $   12.10       $   12.07      $   11.06    $    8.77    $   11.42   $   12.52
                                                    =========       =========      =========    =========    =========   =========
Total return ....................................        0.55%(3)       10.48%         27.46%      (22.51)%      (8.17)%     (6.61)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .........   $ 146,201       $ 149,609      $ 107,718    $  80,824    $ 115,740   $ 112,489
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ........................        0.95%(2)        0.95%          0.95%        0.93%        0.85%       0.85%
  Gross operating expenses ......................        0.97%(2)        0.98%          1.01%        0.95%        0.93%       0.94%
  Net investment income .........................        0.95%(2)        1.13%          1.18%        0.79%        0.65%       0.54%
Portfolio turnover ..............................          15%(3)          58%            55%          60%          29%         53%

(1) Computed using average shares outstanding.
(2) Annualized.
(3) Not annualized.

                       See Notes to Financial Statements

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Engemann Small-Cap Growth Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period.Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                    BEGINNING            ENDING         EXPENSES PAID
   ENGEMANN SMALL-CAP             ACCOUNT VALUE       ACCOUNT VALUE        DURING
     GROWTH SERIES              DECEMBER 31, 2004     JUNE 30, 2005        PERIOD*
--------------------------      -----------------     -------------     -------------
Actual                              $1,000.00           $1,016.00           $ 6.25

Hypothetical (5% return
  before expenses)                   1,000.00            1,018.52             6.28

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.25%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                               [GRAPHIC OMITTED]

Information Technology            34%
Health Care                       20
Consumer Discretionary            19
Financials                        11
Industrials                        8
Consumer Staples                   3
Telecommunication Services         1
Other                              4

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)
                                                       SHARES       VALUE
                                                      ---------  ------------

DOMESTIC COMMON STOCKS--82.7%
AIR FREIGHT & COURIERS--0.7%
  Pacer International, Inc. (b) ....................      7,100  $    154,709
                                                                 ------------
APPLICATION SOFTWARE--3.0%
  Blackboard, Inc. (b) .............................     26,800       641,056
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--4.3%
  Gabelli Asset Management, Inc. Class A ...........     20,700       914,733
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.5%
  Winnebago Industries, Inc. .......................      3,000        98,250
                                                                 ------------
AUTOMOTIVE RETAIL--1.8%
  Advance Auto Parts, Inc. (b) .....................      6,000       387,300
                                                                 ------------
BIOTECHNOLOGY--5.0%
  Abgenix, Inc. (b) ................................     11,000        94,380
  Critical Therapeutics, Inc. (b) ..................     15,400       108,108
  ICOS Corp. (b) ...................................      7,600       160,892
  Inhibitex, Inc. (b) ..............................     17,700       134,166
  Neose Technologies, Inc. (b) .....................     12,600        39,690
  Neurocrine Biosciences, Inc. (b) .................      5,100       214,506
  Northfield Laboratories, Inc. (b) ................      2,100        30,051
  NPS Pharmaceuticals, Inc. (b) ....................     11,900       135,065
  Nuvelo, Inc. (b) .................................     19,200       148,416
                                                                 ------------
                                                                    1,065,274
                                                                 ------------
CASINOS & GAMING--3.1%
  Multimedia Games, Inc. (b) .......................     16,000       176,160
  Scientific Games Corp. Class A (b) ...............     17,900       482,047
                                                                 ------------
                                                                      658,207
                                                                 ------------
COMMUNICATIONS EQUIPMENT--2.9%
  SafeNet, Inc. (b) ................................     14,300       487,058
  Telkonet, Inc. (b) ...............................     24,100       118,813
                                                                 ------------
                                                                      605,871
                                                                 ------------
COMPUTER HARDWARE--1.5%
  Stratasys, Inc. (b)  .............................      9,500       310,460
                                                                 ------------
CONSUMER FINANCE--0.8%
  MoneyGram International, Inc. ....................      9,400       179,728
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--1.5%
  Intrado, Inc. (b) ................................      4,900        73,304
  NeuStar, Inc. Class A (b)  .......................      1,750        44,800
  Wright Express Corp. (b) .........................     10,900       201,323
                                                                 ------------
                                                                      319,427
                                                                 ------------

                                                       SHARES       VALUE
                                                      ---------  ------------
DIVERSIFIED COMMERCIAL SERVICES--9.7%
  Advisory Board Co. (The) (b)......................     15,500  $    755,470
  Corporate Executive Board Co. (The)                    10,200       798,966
  Corrections Corporation of America (b) ...........      3,500       137,375
  Tetra Tech, Inc. (b)  ............................     26,200       354,486
                                                                 ------------
                                                                    2,046,297
                                                                 ------------
DRUG RETAIL--0.3%
  Allion Healthcare, Inc. (b) ......................      3,900        63,968
                                                                 ------------
EDUCATION SERVICES--1.1%
  Lincoln Educational Services Corp. (b) ...........      4,100        83,025
  Strayer Education, Inc. ..........................      1,800       155,268
                                                                 ------------
                                                                      238,293
                                                                 ------------
GENERAL MERCHANDISE STORES--0.2%
  99 Cents Only Stores (b) .........................      3,300        41,943
                                                                 ------------
HEALTH CARE EQUIPMENT--2.8%
  INAMED Corp. (b) .................................      8,900       596,033
                                                                 ------------
HEALTH CARE SUPPLIES--4.2%
  Conor Medsystems, Inc. (b) .......................      7,200       110,520
  Nektar Therapeutics (b) ..........................     46,400       781,376
                                                                 ------------
                                                                      891,896
                                                                 ------------
INTERNET SOFTWARE & SERVICES--9.1%
  CNET Networks, Inc. (b) ..........................     36,600       429,684
  Digital Insight Corp. (b) ........................      5,000       119,600
  Digitas, Inc. (b) ................................     16,000       182,560
  Equinix, Inc. (b) ................................      5,400       234,036
  j2 Global Communications, Inc. (b) ...............     21,900       754,236
  LivePerson, Inc. (b)  ............................     67,600       210,912
                                                                 ------------
                                                                    1,931,028
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0.5%
  MarketAxess Holdings, Inc. (b) ...................      9,100       102,830
                                                                 ------------
LEISURE FACILITIES--2.0%
  Life Time Fitness, Inc. (b) ......................     13,100       429,811
                                                                 ------------
LEISURE PRODUCTS--3.7%
  MarineMax, Inc. (b) ..............................      7,700       240,625
  Marvel Enterprises, Inc. (b) .....................     12,900       254,388
  Polaris Industries, Inc. .........................      5,300       286,200
                                                                 ------------
                                                                      781,213
                                                                 ------------
OFFICE SERVICES & SUPPLIES--0.6%
  PeopleSupport, Inc. (b) ..........................     14,700       134,064
                                                                 ------------

                        See Notes to Financial Statements

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES

                                                       SHARES       VALUE
                                                      ---------  ------------
PACKAGED FOODS & MEATS--0.5%
  Hain Celestial Group, Inc.(The) (b) ..............      5,500  $    107,250
                                                                 ------------
PHARMACEUTICALS--4.5%
  Barrier Therapeutics, Inc. (b) ...................      4,400        34,892
  Medicis Pharmaceutical Corp. Class A .............      3,600       114,228
  MGI Pharma, Inc. (b) .............................     17,500       380,800
  Pain Therapeutics, Inc. (b) ......................     15,600       105,300
  Sepracor, Inc. (b) ...............................      5,200       312,052
                                                                 ------------
                                                                      947,272
                                                                 ------------
RESTAURANTS--3.2%
  Cheesecake Factory, Inc.(The) (b) ................     12,400       430,652
  McCormick & Schmick's Seafood
    Restaurants, Inc. (b) ..........................     15,600       246,324
                                                                 ------------
                                                                      676,976
                                                                 ------------
SEMICONDUCTORS--6.8%
  Integrated Circuit Systems, Inc. (b) .............     12,600       260,064
  International Rectifier Corp. (b) ................      2,100       100,212
  Intersil Corp. Class A ...........................     12,100       227,117
  Mindspeed Technologies, Inc. (b) .................    181,900       221,918
  ON Semiconductor Corp. (b) .......................    110,300       507,380
  Semtech Corp. (b) ................................      7,700       128,205
                                                                 ------------
                                                                    1,444,896
                                                                 ------------
SOFT DRINKS--2.6%
  Hansen Natural Corp. (b) .........................      6,500       550,680
                                                                 ------------
SPECIALIZED CONSUMER SERVICES--1.2%
  Collectors Universe, Inc. (b) ....................     14,700       257,544
                                                                 ------------
SPECIALTY STORES--1.9%
  CKX, Inc. (b) ....................................      6,500        83,622
  Guitar Center, Inc. (b) ..........................      5,300       309,361
                                                                 ------------
                                                                      392,983
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--1.8%
  Federal Agricultural Mortgage Corp. Class C ......     17,400       383,670
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
  @Road, Inc. (b) ..................................     36,400        96,824
  InPhonic, Inc. (b) ...............................      6,600       101,508
                                                                 ------------
                                                                      198,332
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $13,804,315) ....................               17,551,994
                                                                 ------------
FOREIGN COMMON STOCKS (c)--12.4%
APPLICATION SOFTWARE--0.8%
  Retalix Ltd. (United States) (b) .................      7,800       167,700
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--3.5%
  Stewart (W.P.) & Co. Ltd. (Bermuda)  .............     31,000       749,270
                                                                 ------------
MOVIES & ENTERTAINMENT--0.5%
  Imax Corp. (United States) (b) ...................     10,300       102,382
                                                                 ------------

                                                        SHARES      VALUE
                                                      ---------  ------------
SEMICONDUCTORS--7.6%
  ARM Holdings plc Sponsored ADR
    (United Kingdom) ...............................    144,000  $    884,160
  O2Micro International Ltd. (Taiwan) (b)  .........     51,600       724,980
                                                                 ------------
                                                                    1,609,140
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,837,670) .....................                2,628,492
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--95.1%
  (Identified cost $15,641,985) ....................               20,180,486
                                                                 ------------

                                                         PAR
                                                        VALUE
                                                        (000)
                                                      ---------
SHORT-TERM INVESTMENTS--3.9%
COMMERCIAL PAPER--3.9%
   UBS Finance Delaware LLC 3.37%, 7/1/05 ..........  $     815       815,000
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $815,000) .......................                  815,000
                                                                 ------------
TOTAL INVESTMENTS--99.0%
  (Identified cost $16,456,985) ....................               20,995,486(a)
  Other assets and liabilities, net--1.0% ..........                  219,866
                                                                 ------------
NET ASSETS--100.0% .................................             $ 21,215,352
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,712,957 and gross depreciation of $691,317 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $16,973,846.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $16,456,985) ...................   $ 20,995,486
Cash ...........................................................................         77,529
Receivables
  Investment securities sold ...................................................        269,372
  Dividends ....................................................................            391
  Fund shares sold .............................................................            142
  Receivable from advisor ......................................................            137
Prepaid expenses ...............................................................          1,696
                                                                                   ------------
    Total assets ...............................................................     21,344,753
                                                                                   ------------
LIABILITIES
Payables
  Investment securities purchased ..............................................         44,200
  Fund shares repurchased ......................................................         30,872
  Professional fee .............................................................         21,445
  Printing fee .................................................................         17,453
  Financial agent fee ..........................................................          3,558
  Trustees' fee ................................................................          3,401
  Administration fee ...........................................................          1,203
Accrued expenses ...............................................................          7,269
                                                                                   ------------
    Total liabilities ..........................................................        129,401
                                                                                   ------------
NET ASSETS .....................................................................   $ 21,215,352
                                                                                   ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................   $ 21,567,659
  Accumulated net investment loss ..............................................        (85,240)
  Accumulated net realized loss ................................................     (4,805,568)
  Net unrealized appreciation ..................................................      4,538,501
                                                                                   ------------
NET ASSETS .....................................................................   $ 21,215,352
                                                                                   ============
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization ................................................................      2,938,856
                                                                                   ============
Net asset value and offering price per share ...................................   $       7.22
                                                                                   ============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends ....................................................................   $     33,010
  Interest .....................................................................          5,683
  Foreign taxes withheld ......................................................            (667)
                                                                                   ------------
    Total investment income ....................................................         38,026
                                                                                   ------------
EXPENSES
  Investment advisory fee ......................................................         88,750
  Financial agent fee ..........................................................         20,748
  Administration fee ...........................................................          7,199
  Professional .................................................................         15,784
  Printing .....................................................................         11,284
  Custodian ....................................................................         10,750
  Trustees .....................................................................          6,860
  Miscellaneous ................................................................         13,739
                                                                                   ------------
    Total expenses .............................................................        175,114
    Less expenses reimbursed by investment advisor .............................        (51,818)
    Custodian fees paid indirectly .............................................            (30)
                                                                                   ------------
    Net expenses ...............................................................        123,266
                                                                                   ------------
NET INVESTMENT LOSS ............................................................        (85,240)
                                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments .............................................      1,214,933
  Net change in unrealized appreciation (depreciation) on investments ..........       (997,232)
                                                                                   ------------
NET GAIN ON INVESTMENTS ........................................................        217,701
                                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................    $    132,461
                                                                                   ============

                        See Notes to Financial Statements

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED        YEAR ENDED
                                                                               JUNE 30, 2005   DECEMBER 31,
                                                                                (UNAUDITED)        2004
                                                                               -------------   ------------
FROM OPERATIONS
  Net investment income (loss) .............................................   $     (85,240)  $   (185,322)
  Net realized gain (loss)  ................................................       1,214,933      1,399,029
  Net change in unrealized appreciation (depreciation) .....................        (997,232)       111,558
                                                                               -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............         132,461      1,325,265
                                                                               -------------   ------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (971,273 and 1,236,065 shares,
    respectively) ..........................................................       6,674,121      8,545,044
  Cost of shares repurchased (1,081,049 and 1,484,295 shares,
    respectively) ..........................................................      (7,254,145)    (9,561,780)
                                                                               -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ................        (580,024)    (1,016,736)
                                                                               -------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS ....................................        (447,563)       308,529
NET ASSETS
  Beginning of period ......................................................      21,662,915     21,354,386
                                                                               -------------   ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
    NET INVESTMENT INCOME OF ($85,240) AND $0, RESPECTIVELY) ...............   $  21,215,352   $ 21,662,915
                                                                               =============   ============

* Prior year subscriptions of 1,789,466 shares, $12,151,173 and redemptions of 2,037,696 shares, $13,167,909 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                               SIX MONTHS                                                           FROM INCEPTION
                                                 ENDED                       YEAR ENDED DECEMBER 31,                AUGUST 15, 2000
                                             JUNE 30, 2005  --------------------------------------------------      TO DECEMBER 31,
                                              (UNAUDITED)      2004         2003         2002          2001              2000
                                            --------------  ---------      -------     ---------       -------      ---------------
Net asset value, beginning of period ....   $    7.11       $    6.48      $  4.42      $   6.21       $  8.48       $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..........       (0.03)          (0.05)(4)    (0.05)(4)     (0.05)(4)     (0.04)(4)        0.01
  Net realized and unrealized
    gain (loss) .........................        0.14            0.68         2.11         (1.74)        (2.23)          (1.53)
                                            ---------       ---------      -------     ---------       -------      ----------
    TOTAL FROM INVESTMENT OPERATIONS ....        0.11            0.63         2.06         (1.79)        (2.27)          (1.52)
                                            ---------       ---------      -------     ---------       -------      ----------
LESS DISTRIBUTIONS
  Dividends from net investment income ..          --              --           --            --            --(3)           --
                                            ---------       ---------      -------     ---------       -------      ----------
    TOTAL DISTRIBUTIONS .................          --              --           --            --            --(3)           --
                                            ---------       ---------      -------     ---------       -------      ----------
CHANGE IN NET ASSET VALUE ...............        0.11            0.63         2.06         (1.79)        (2.27)          (1.52)
                                            ---------       ---------      -------     ---------       -------      ----------
NET ASSET VALUE, END OF PERIOD ..........   $    7.22       $    7.11      $  6.48      $   4.42       $  6.21       $    8.48
                                            =========       =========      =======     =========       =======      ==========
Total return ............................        1.60%(2)        9.69%       46.42%       (28.80)%      (26.72)%        (15.18)%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands) .........................  $   21,215       $  21,663      $21,354      $ 10,959       $13,465       $   7,270
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ................        1.25%(1)        1.25%        1.25%         1.23%         1.15%           1.15%(1)
  Gross operating expenses ..............        1.78%(1)        1.57%        1.73%         2.22%         2.13%           3.93%(1)
  Net investment income (loss) ..........       (0.86)%(1)      (0.81)%      (0.97)%       (0.99)%       (0.55)%          0.21%(1)
Portfolio turnover ......................          49%(2)          61%          49%           65%           31%             21%(2)

(1) Annualized.
(2) Not annualized.
(3) Amount is less than $0.01.
(4) Computed using average shares outstanding.

                        See Notes to Financial Statements

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Engemann Strategic Allocation Series you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period.Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                              BEGINNING         ENDING          EXPENSES PAID
                                            ACCOUNT VALUE     ACCOUNT VALUE         DURING
ENGEMANN STRATEGIC ALLOCATION SERIES      DECEMBER 31, 2004   JUNE 30, 2005         PERIOD*
----------------------------------------  -----------------   -------------     -------------
Actual                                      $  1,000.00        $    997.40        $   3.86

Hypothetical (5% return before expenses)       1,000.00           1,020.88            3.91

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.78%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                               [GRAPHIC OMITTED]

Domestic Common Stocks                   55%
Domestic Corporate Bonds                 10
Agency Mortgage-Backed Securities         9
Non-Agency Mortgage- Backed Securities    9
Municipal Bonds                           5
Foreign Corporate Bonds                   4
Foreign Government Securities             2
Other                                     6

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                      ---------  ------------

U.S. GOVERNMENT SECURITIES--0.2%
U.S. TREASURY NOTES--0.2%
  U.S. Treasury Note 4.25%, 8/15/13 ................  $     800  $    820,000
                                                                 ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $821,977) ..................................       820,000
                                                                 ------------
AGENCY MORTGAGE-BACKED SECURITIES--8.8%
  FNMA 5%, 12/1/18 .................................      1,549     1,567,762
  FNMA 4.50%, 6/1/19 ...............................        670       667,402
  FNMA 4%, 6/1/20 ..................................        825       808,578
  FNMA 5%, 6/1/20 ..................................      2,100     2,124,858
  FNMA 4.50%, 7/1/20 ...............................      1,500     1,494,048
  FNMA 4.50%, 7/1/20 ...............................        100        99,603
  FNMA 6.50%, 10/1/31 ..............................         59        60,769
  FNMA 6%, 9/1/32 ..................................        304       311,659
  FNMA 6%, 12/1/32 .................................      1,713     1,757,276
  FNMA 5%, 5/1/34 ..................................      1,368     1,369,275
  FNMA 5.50%, 5/1/34 ...............................      1,653     1,676,773
  FNMA 5.50%, 6/1/34 ...............................      6,739     6,834,893
  FNMA 5.50%, 6/1/34 ...............................      5,527     5,605,417
  FNMA 6%, 7/1/34 ..................................      1,186     1,215,840
  FNMA 5%, 6/1/35 ..................................      6,400     6,407,226
  GNMA 6.50%, '23-'32 ..............................      1,731     1,811,113
                                                                 ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $33,220,368) ...............................    33,812,492
                                                                 ------------
MUNICIPAL BONDS--5.4%
CALIFORNIA--1.9%
  Alameda Corridor Transportation Authority Revenue
    Taxable Series C 6.50%, 10/1/19 (MBIA
    Insured) ......................................       1,000     1,164,760
  Alameda Corridor Transportation Authority Revenue
    Taxable Series C 6.60%, 10/1/29 (MBIA
    Insured) ......................................       1,000     1,212,510
  Fresno County Pension Obligation Revenue Taxable
    6.21%, 8/15/06 (FSA Insured) ..................         255       261,485
  Kern County Pension Obligation Revenue Taxable
    7.26%, 8/15/14 (MBIA Insured) .................         420       497,818
  Long Beach Pension Obligation Revenue Taxable
    Prerefunded 6.87%, 9/1/06 (FSA Insured)(l) ....           2         2,071
  Long Beach Pension Obligation Revenue Taxable
    6.87%, 9/1/06 (FSA Insured) ...................          55        56,946
  San Bernardino County Pension Obligation Revenue
    Taxable Series A 5.43%, 8/1/13 (FGIC
    Insured) ......................................       1,750     1,860,267

                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                      ---------  ------------

CALIFORNIA--CONTINUED
  Sonoma County Pension Obligation Revenue Taxable
    6.625%, 6/1/13 (FSA Insured) ...................  $   1,270  $  1,405,344
                                                                 ------------
  University of California, University and College
    Improvements Revenue Series F 4.375%, 5/15/30
    (FSA Insured) (j) ..............................        995       982,324
                                                                 ------------
                                                                    7,443,525
                                                                 ------------
FLORIDA--0.8%
  Florida Department of Transportation General
    Obligation Revenue Series A 5%, 7/1/12 .........      1,800     1,989,522
  University of Miami Exchangeable Revenue Taxable
    Series A 7.65%, 4/1/20 (MBIA Insured) ..........        810       851,658
                                                                 ------------
                                                                    2,841,180
                                                                 ------------
KENTUCKY--0.4%
  Kentucky Property and Buildings Commission
    Revenue 5%, 10/1/12 (AMBAC Insured) ............      1,500     1,652,730
                                                                 ------------
MISSISSIPPI--0.2%
  Mississippi Development Bank Special Obligation
    Revenue Taxable 5%, 6/1/12 (FSA Insured) .......        710       734,239
                                                                 ------------
NEW JERSEY--0.4%
  New Jersey Educational Facilities Authority
    Revenue Princeton University Taxable Series
    B 4.25%, 7/1/35 ................................      1,600     1,544,720
                                                                 ------------
PENNSYLVANIA--0.8%
  Philadelphia Authority for Industrial Development
    Pension Funding Revenue Taxable Series A
    5.79%, 4/15/09 (MBIA Insured) ..................      1,400     1,480,360
  Pittsburgh Pension General Obligation Taxable
    Series C 6.50%, 3/1/17 (FGIC Insured) ..........      1,250     1,441,513
                                                                 ------------
                                                                    2,921,873
                                                                 ------------
TEXAS--0.3%
  Dallas-Fort Worth International Airport
    Facilities Improvement Corporation Revenue
    Taxable 6.40%, 11/1/07 (MBIA Insured) ..........      1,000     1,052,820
                                                                 ------------
VIRGINIA--0.4%
  Virginia Public Building Authority Public
    Facilities Revenue Series A 5%, 8/1/12 .........      1,500     1,662,570
                                                                 ------------

                       See Notes to Financial Statements

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                      ---------  ------------

WISCONSIN--0.2%
  Wauwatosa Redevelopment Authority Economic
    Improvements Revenue Taxable 5.20%, 12/1/14
    (MBIA Insured) .................................  $     775  $    803,334
                                                                 ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $19,711,447) ...............................    20,656,991
                                                                 ------------
ASSET-BACKED SECURITIES--1.7%
  Capital One Master Trust 01-5 A 5.30%, 6/15/09 ...      2,500     2,536,404
  GMAC Mortgage Corp. Loan Trust 05-HE2, A3
    4.622%, 11/25/35 (f) ...........................      1,000     1,001,250
  Morgan Stanley Auto Loan Trust 04-HB1, A4
    3.33%, 10/15/11 ................................      1,000       987,969
  Onyx Acceptance Auto Trust 03-D, A4 3.20%,
    3/15/10 ........................................      1,000       989,710
  WFS Financial Owner Trust 03-1, A4 2.74%,
    9/20/10 ........................................      1,000       989,759
  Whole Auto Loan Trust 02-1 B 2.91%, 4/15/09 ......        238       237,732
                                                                 ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $6,813,102) ................................     6,742,824
                                                                 ------------
DOMESTIC CORPORATE BONDS--10.0%
AEROSPACE & DEFENSE--0.3%
  Rockwell Collins, Inc. 4.75%, 12/1/13 ............      1,000     1,022,913
                                                                 ------------
AGRICULTURAL PRODUCTS--0.1%
  Corn Products International, Inc. 8.25%, 7/15/07..        500       536,604
                                                                 ------------
ALUMINUM--0.1%
  Alcoa, Inc. 5.375%, 1/15/13 ......................        400       421,961
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.1%
  DaimlerChrysler NA Holding Corp. 4.875%,
    6/15/10 ........................................        500       497,701
                                                                 ------------
BROADCASTING & CABLE TV--0.2%
  COX Communications, Inc. 5.45%, 12/15/14 .........        415       423,580
  Echostar DBS Corp. 6.375%, 10/1/11 ...............        325       323,781
                                                                 ------------
                                                                      747,361
                                                                 ------------
CASINOS & GAMING--0.8%
  Caesars Entertainment, Inc. 9.375%, 2/15/07 ......        500       538,750
  Harrah's Operating Co., Inc. 7.50%, 1/15/09 ......        250       273,070
  Mandalay Resort Group 6.375%, 12/15/11 ...........        750       765,000
  Station Casinos, Inc. 6.875%, 3/1/16 .............      1,500     1,548,750
                                                                 ------------
                                                                    3,125,570
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.1%
  Motorola, Inc. 7.625%, 11/15/10 ..................        500       572,113
                                                                 ------------
CONSUMER FINANCE--1.7%
  Ford Motor Credit Co. 7.25%, 10/25/11 ............        700       673,588
  General Electric Capital Corp. 3.50%, 5/1/08 .....      1,250     1,229,719
  General Electric Capital Corp. 6%, 6/15/12 .......      2,000     2,181,236
  General Motors Acceptance Corp. 6.875%, 8/28/12 ..        500       457,709
  SLM Corp. 4.43%, 2/1/10 (f) ......................      1,950     1,911,721
                                                                 ------------
                                                                    6,453,973
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
  Computer Sciences Corp. 3.50%, 4/15/08 ...........        750       732,689
                                                                 ------------
DIVERSIFIED BANKS--0.4%
  Bank of America Corp. 5.25%, 12/1/15 .............        500       524,371
  National Capital Trust II 144A 5.486%,
    12/29/49 (d)(f) ................................        950       978,244
                                                                 ------------
                                                                    1,502,615
                                                                 ------------
DIVERSIFIED CAPITAL MARKETS--0.3%
  Deutsche Bank AG NY Series GS 4.448%,
    3/22/12 (f) ....................................      1,000       984,300
                                                                 ------------
DIVERSIFIED CHEMICALS--0.2%
  Cabot Corp. 144A 5.25%, 9/1/13 (d) ...............        750       764,720
                                                                 ------------

                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                      ---------  ------------

DIVERSIFIED COMMERCIAL SERVICES--0.2%
  International Lease Finance Corp. 4.75%,
    1/13/12 ........................................  $     625  $    622,894
                                                                 ------------
ELECTRIC UTILITIES--0.4%
  Entergy Gulf States 5.70%, 6/1/15 ................      1,000     1,023,069
  Oncor Electric Delivery Co. 6.375%, 1/15/15 ......        500       554,226
                                                                 ------------
                                                                    1,577,295
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
  Mettler-Toledo International, Inc. 4.85%,
    11/15/10........................................      1,000     1,005,795
                                                                 ------------
FOREST PRODUCTS--0.2%
  Weyerhaeuser Co. 6.75%, 3/15/12 ..................        825       907,698
                                                                 ------------
HEALTH CARE DISTRIBUTORS--0.2%
  AmerisourceBergen Corp. 8.125%, 9/1/08 ...........        810       882,900
                                                                 ------------
HEALTH CARE FACILITIES--0.1%
  HCA, Inc. 6.30%, 10/1/12 .........................        400       411,594
                                                                 ------------
HOMEBUILDING--0.2%
  Horton (D.R.), Inc. 4.875%, 1/15/10 ..............        750       744,854
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.0%
  La Quinta Properties 7%, 8/15/12 .................         75        77,906
                                                                 ------------
INDUSTRIAL MACHINERY--0.6%
  ITW CUPIDS Financial Trust I 144A 6.55%,
    12/31/11 (d)(e) ................................      2,000     2,193,710
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.2%
  CenturyTel, Inc. Series F 6.30%, 1/15/08 .........        500       514,420
  Qwest Corp. 8.875%, 3/15/12 (f) ..................        325       355,063
                                                                 ------------
                                                                      869,483
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0.7%
  Credit Suisse First Boston USA, Inc. 3.875%,
    1/15/09 ........................................      1,000       988,243
  Credit Suisse First Boston USA, Inc. 5.125%,
    1/15/14 ........................................        350       361,882
  Merrill Lynch & Co., Inc. 5%, 2/3/14 (k) .........      1,500     1,536,724
                                                                 ------------
                                                                    2,886,849
                                                                 ------------
MOVIES & ENTERTAINMENT--0.1%
  Time Warner, Inc. 6.875%, 5/1/12 .................        415       468,295
                                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
  Dominion Resources, Inc. 5%, 3/15/13 .............        175       176,276
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
  Chesapeake Energy Corp. 6.875%, 1/15/16 ..........        450       471,375
  Pemex Project Funding Master Trust (Mexico) 144A
    5.75%, 12/15/15 (d) ............................        400       398,200
                                                                 ------------
                                                                      869,575
                                                                 ------------
OIL & GAS STORAGE & TRANSPORTATION--0.3%
  AmeriGas Partners LP 144A 7.25%, 5/20/15 (d) .....      1,000     1,045,000
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.2%
  Bosphorus Financial Services Ltd. 144A 5.068%,
    2/15/12 (d)(f) .................................        400       399,890
  JPMorgan Chase & Co. 5.125%, 9/15/14 .............        500       511,476
                                                                 ------------
                                                                      911,366
                                                                 ------------
REGIONAL BANKS--0.3%
  Zions Bancorp 5.65%, 5/15/14 .....................      1,000     1,058,932
                                                                 ------------
REITS--0.7%
  Colonial Properties Trust 6.25%, 6/15/14 .........      1,500     1,588,789
  iStar Financial, Inc. 5.375%, 4/15/10 ............        975       986,358
                                                                 ------------
                                                                    2,575,147
                                                                 ------------

                        See Notes to Financial Statements

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                         PAR
                                                        VALUE
                                                        (000)          VALUE
                                                      ---------    ------------
TOBACCO--0.2%
  Reynolds (R.J.) Tobacco Holdings, Inc. 144A
    7.30%, 7/15/15 (d) .............................  $     600    $    603,000
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
  Hughes Supply, Inc. 144A 5.50%, 10/15/14 (d) .....        950         953,335
  United Rentals North America, Inc. 6.50%,
    2/15/12 ........................................        500         494,375
                                                                   ------------
                                                                      1,447,710
                                                                   ------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $37,818,777) ...............................      38,698,799
                                                                   ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--8.8%
  Asset Backed Funding Corp. Net Interest Margin
    Trust 04-HE1, N1 144A 4.45%, 7/26/34 (d) .......        364         364,268
  Countrywide Home Loans Mortgage Pass-Through
    Trust 04-12, 12A1 4.84%, 8/25/34 (f) ...........      1,164       1,168,677
  Countrywide Home Loans Mortgage Pass-Through
    Trust 04-13, 1A1 5.50%, 8/25/34 ................      1,128       1,134,076
  Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
    6/15/35 (d) ....................................        800         803,844
  CS First Boston Mortgage Securities Corp. 97-C2 B
    6.72%, 1/17/35 .................................      2,000       2,116,972
  CS First Boston Mortgage Securities Corp.
    97-C2, A3 6.55%, 1/17/35 .......................      2,200       2,310,730
  DLJ Commercial Mortgage Corp. 98-CF2, A1B
    6.24%, 11/12/31 ................................      2,960       3,136,033
  First Horizon Mortgage Pass Through Trust 05-AR1,
    2A1 5.041%, 4/25/35 (f) ........................      1,249       1,249,419
  GMAC Commercial Mortgage Securities, Inc. 97-C2,
    A3 6.57%, 4/15/29 ..............................      1,000       1,046,847
  GS Mortgage Securities Corp. II 05-GG4, AJ 4.78%,
    7/10/39 ........................................      1,640       1,653,881
  GS Mortgage Securities Corp. II 99-C1, A2 6.11%,
    11/18/30 (f) ...................................      3,901       4,086,644
  Homestar Net Interest Margin Trust 04-3, A1 144A
    5.50%, 7/25/34 (d) .............................        197         197,416
  JPMorgan Chase Commercial Mortgage Securities
    Corp. 01-CIBC, A3 6.26%, 3/15/33 ...............      2,560       2,792,346
  Lehman Brothers Commercial Conduit Mortgage
    Trust 99-C2, A2 7.325%, 10/15/32 ...............      1,840       2,035,556
  Master Resecuritization Trust 04-3, CTFS 5%,
    10/28/34 .......................................        783         768,822
  Residential Asset Mortgage Products, Inc. 03-RS6,
    AI3 3.08%, 12/25/28 ............................      1,568       1,555,610
  Residential Funding Mortgage Securities I 05-SA1,
    2A 4.917%, 3/25/35 (f) .........................      1,322       1,328,361
  Structured Asset Securities Corp. 05-6, 4A1 5%,
    5/25/35 ........................................        764         759,595
  Structured Asset Securities Corp. Net
    Interest Margin Trust 04-23XS A 144A 5.50%,
    2/28/35 (d) ....................................        390         389,970
  Wells Fargo & Co. Mortgage Trust 03-4, A18 5.50%,
    6/25/33 ........................................        400         405,929
  Wells Fargo & Co. Mortgage Trust 05-AR4, 2A1
    4.542%, 4/25/35 (f) ............................      1,930       1,923,643
  Wells Fargo Mortgage Backed Securities Trust
    03-1A11 4.717%, 1/25/34 (f) ....................        817         794,355
  Wells Fargo Mortgage Backed Securities Trust
    04-EE, 2A3 3.989%, 1/25/35 (f) .................        788         776,602
  Wells Fargo Mortgage Backed Securities Trust
    05-AR10, 2A16 4.111%, 6/25/35 (f) ..............      1,000         994,063
                                                                   ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $32,890,536) ...............................      33,793,659
                                                                   ------------
FOREIGN GOVERNMENT SECURITIES--2.1%
AUSTRALIA--0.3%
  Commonwealth of Australia Series 1106 6.75%,
    11/15/06 .......................................      1,590(h)  1,234,852
                                                                   ------------

                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                      ---------    ------------
BRAZIL--0.3%
  Federative Republic of Brazil 9.25%, 10/22/10 ....  $     400    $    447,000
  Federative Republic of Brazil 8.875%, 10/14/19 ...        450         478,125
  Federative Republic of Brazil DCB-L 4.313%,
    4/15/12 (f) ....................................        103          99,114
                                                                   ------------
                                                                      1,024,239
                                                                   ------------
NEW ZEALAND--0.2%
  Commonwealth of New Zealand Series 206 6.50%,
    2/15/06 ........................................      1,100(g)      765,894
                                                                   ------------
PERU--0.3%
  Republic of Peru 8.75%, 11/21/33 .................      1,200       1,359,000
                                                                   ------------
PHILIPPINES--0.1%
  Republic of Philippines 8.375%, 2/15/11 ..........        500         520,000
                                                                   ------------
RUSSIA--0.6%
  Russian Federation RegS 8.25%, 3/31/10 (i) .......        300         327,270
  Russian Federation RegS 5%, 3/31/30 (f)(i) .......      1,750       1,961,094
                                                                   ------------
                                                                      2,288,364
                                                                   ------------
TURKEY--0.3%
  Republic of Turkey 7.25%, 3/15/15 ................      1,000       1,035,000
                                                                   ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $7,956,494) ......................... ......       8,227,349
                                                                   ------------
FOREIGN CORPORATE BONDS(c)--3.9%
AUSTRALIA--0.5%
  St. George Bank Ltd. 144A 5.30%, 10/15/15 (d) ....      1,000       1,046,718
  United Energy Distribution Holdings Property Ltd.
    144A 5.45%, 4/15/16 (d) ........................        500         532,951
  Westfield Capital Corp. 144A 5.125%,
    11/15/14 (d) ...................................        175         177,995
                                                                   ------------
                                                                      1,757,664
                                                                   ------------
BRAZIL--0.2%
  Petrobras International Finance Co. 9.125%,
    7/2/13 .........................................        500         571,250
                                                                   ------------
CANADA--0.1%
  Rogers Wireless, Inc. 7.25%, 12/15/12 ............        325         352,625
                                                                   ------------
CHILE--0.2%
  Banco Santander Corp. 144A 5.375%, 12/9/14 (d) ...        300         309,635
  Petropower I Funding Trust 144A 7.36%,
    2/15/14 (d) ....................................        564         550,025
                                                                   ------------
                                                                        859,660
                                                                   ------------
KAZAKHSTAN--0.3%
  Kazkommerts International BV 144A 7%,
    11/3/09 (d) ....................................      1,250       1,278,125
                                                                   ------------
MALAYSIA--0.4%
  Malaysia International Shipping Corp. Capital Ltd.
    144A 6.125%, 7/1/14 (d) ........................        750         819,323
  Petronas Capital Ltd. RegS 7%, 5/22/12 (i) .......        750         853,610
                                                                   ------------
                                                                      1,672,933
                                                                   ------------
MEXICO--0.5%
  America Movil SA de CV 5.75%, 1/15/15 ............        925         939,211
  Pemex Project Funding Master Trust 9.125%,
    10/13/10 .......................................        500         585,500
  Pemex Project Funding Master Trust 8%, 11/15/11 ..        450         511,200
                                                                   ------------
                                                                      2,035,911
                                                                   ------------
NETHERLANDS--0.2%
  Coca-Cola HBC Finance BV 5.125%, 9/17/13 .........        750         781,788
                                                                   ------------
NORWAY--0.1%
  Norske Skogindustrier ASA 144A 6.125%,
    10/15/15 (d) ...................................        500         511,460
                                                                   ------------
SINGAPORE--0.1%
  DBS Bank Ltd. 144A 5%, 11/15/19 (d)(f) ...........        525         531,073
                                                                   ------------

                       See Notes to Financial Statements

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                      ---------  ------------

SOUTH KOREA--0.7%
  Korea Development Bank 5.50%, 11/13/12 ...........  $   2,500  $  2,628,675
                                                                 ------------
UNITED KINGDOM--0.3%
  HBOS plc 144A 5.375%, 11/29/49 (d)(f) ............      1,000     1,031,207
                                                                 ------------
UNITED STATES--0.3%
  Amvescap plc 5.375%, 12/15/14 ....................      1,000     1,014,968
                                                                 ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $14,511,188) ...............................    15,027,339
                                                                 ------------

                                                        SHARES
                                                      ---------
DOMESTIC COMMON STOCKS--54.6%
ADVERTISING--1.4%
  Harte-Hanks, Inc. ................................    122,100     3,630,033
  Omnicom Group, Inc. ..............................     22,200     1,772,892
                                                                 ------------
                                                                    5,402,925
                                                                 ------------
AEROSPACE & DEFENSE--1.3%
  United Technologies Corp. ........................     93,500     4,801,225
                                                                 ------------
AIR FREIGHT & COURIERS--0.6%
  FedEx Corp. ......................................     28,900     2,341,189
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.5%
  Bank of New York Co., Inc. (The) .................     79,800     2,296,644
  Mellon Financial Corp. ...........................    124,400     3,569,036
                                                                 ------------
                                                                    5,865,680
                                                                 ------------
BROADCASTING & CABLE TV--1.1%
  Comcast Corp. Special Class A (b) ................    144,500     4,327,775
                                                                 ------------
CASINOS & GAMING--0.8%
  Harrah's Entertainment, Inc. .....................     42,874     3,089,929
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.8%
  Cisco Systems, Inc. (b) ..........................    160,900     3,074,799
                                                                 ------------
COMPUTER HARDWARE--0.8%
  Dell, Inc. (b) ...................................     78,200     3,089,682
                                                                 ------------
CONSTRUCTION & ENGINEERING--1.7%
  Jacobs Engineering Group, Inc. (b) ...............    116,800     6,571,168
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--2.2%
  Affiliated Computer Services, Inc. Class A (b) ...     86,700     4,430,370
  Computer Sciences Corp. (b) ......................     95,600     4,177,720
                                                                 ------------
                                                                    8,608,090
                                                                 ------------
DIVERSIFIED BANKS--4.9%
  Bank of America Corp. ............................    162,200     7,397,942
  Wachovia Corp. ...................................     99,400     4,930,240
  Wells Fargo & Co. ................................    108,400     6,675,272
                                                                 ------------
                                                                   19,003,454
                                                                 ------------
DIVERSIFIED CHEMICALS--0.8%
  Du Pont (E.I.) de Nemours & Co. ..................     66,900     2,877,369
                                                                 ------------
DRUG RETAIL--1.5%
  CVS Corp. ........................................    195,800     5,691,906
                                                                 ------------
ELECTRIC UTILITIES--2.5%
  DTE Energy Co. ...................................     54,700     2,558,319
  Entergy Corp. ....................................     38,700     2,923,785
  PG&E Corp. .......................................    105,300     3,952,962
                                                                 ------------
                                                                    9,435,066
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
  Emerson Electric Co. .............................     37,100     2,323,573
                                                                 ------------

                                                        SHARES      VALUE
                                                      ---------  ------------
FOOTWEAR--0.5%
  NIKE, Inc. Class B ...............................     23,000  $  1,991,800
                                                                 ------------
HEALTH CARE EQUIPMENT--1.3%
  Fisher Scientific International, Inc. (b) ........     79,000     5,127,100
                                                                 ------------
HEALTH CARE FACILITIES--1.5%
  HCA, Inc. ........................................     78,200     4,431,594
  Manor Care, Inc. .................................     34,900     1,386,577
                                                                 ------------
                                                                    5,818,171
                                                                 ------------
HEALTH CARE SERVICES--1.2%
  Express Scripts, Inc. (b) ........................     94,700     4,733,106
                                                                 ------------
HEALTH CARE SUPPLIES--1.1%
  DENTSPLY International, Inc. .....................     76,900     4,152,600
                                                                 ------------
HOUSEHOLD PRODUCTS--2.3%
  Colgate-Palmolive Co. ............................     48,600     2,425,626
  Procter & Gamble Co. (The) .......................    119,800     6,319,450
                                                                 ------------
                                                                    8,745,076
                                                                 ------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--1.4%
  Manpower, Inc. ...................................     94,600     3,763,188
  Robert Half International, Inc. ..................     66,900     1,670,493
                                                                 ------------
                                                                    5,433,681
                                                                 ------------
INDUSTRIAL CONGLOMERATES--2.9%
  General Electric Co. .............................    318,500    11,036,025
                                                                 ------------
INTEGRATED OIL & GAS--1.6%
  Exxon Mobil Corp. ................................    108,600     6,241,242
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.3%
  SBC Communications, Inc. .........................     94,500     2,244,375
  Verizon Communications, Inc. .....................     81,000     2,798,550
                                                                 ------------
                                                                    5,042,925
                                                                 ------------
INTERNET SOFTWARE & SERVICES--0.8%
  WebEx Communications, Inc. (b) ...................    110,900     2,928,869
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0.8%
  Merrill Lynch & Co., Inc. ........................     56,300     3,097,063
                                                                 ------------
MANAGED HEALTH CARE--1.6%
  WellPoint, Inc. (b) ..............................     88,900     6,190,996
                                                                 ------------
MOVIES & ENTERTAINMENT--1.7%
  Time Warner, Inc. (b) ............................    129,800     2,168,958
  Walt Disney Co. (The) ............................    180,500     4,544,990
                                                                 ------------
                                                                    6,713,948
                                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
  Dominion Resources, Inc. .........................     20,500     1,504,495
                                                                 ------------
OIL & GAS DRILLING--0.6%
  Patterson-UTI Energy, Inc. .......................     88,900     2,474,087
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--0.6%
  Anadarko Petroleum Corp. .........................     28,900     2,374,135
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.0%
  Citigroup, Inc. ..................................     53,000     2,450,190
  JPMorgan Chase & Co. .............................    152,200     5,375,704
                                                                 ------------
                                                                    7,825,894
                                                                 ------------
PACKAGED FOODS & MEATS--1.3%
  Dean Foods Co. (b) ...............................     36,300     1,279,212
  Heinz (H.J.) Co. .................................     65,100     2,305,842
  Kellogg Co. ......................................     27,100     1,204,324
  TreeHouse Foods, Inc. (b) ........................      7,360       209,834
                                                                 ------------
                                                                    4,999,212
                                                                 ------------

                       See Notes to Financial Statements

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                       SHARES       VALUE
                                                      ---------  ------------
PHARMACEUTICALS--1.5%
  Johnson & Johnson ................................     39,900  $  2,593,500
  Pfizer, Inc. .....................................    111,800     3,083,444
                                                                 ------------
                                                                    5,676,944
                                                                 ------------
RAILROADS--0.8%
  Norfolk Southern Corp. ...........................     98,000     3,034,080
                                                                 ------------
REITS--0.3%
  Friedman, Billings, Ramsey Group, Inc. Class A ...     68,600       980,980
                                                                 ------------
RESTAURANTS--0.7%
  Yum! Brands, Inc. ................................     49,200     2,562,336
                                                                 ------------
SOFT DRINKS--1.3%
  Coca-Cola Co. (The) ..............................    118,600     4,951,550
                                                                 ------------
SYSTEMS SOFTWARE--1.6%
  Microsoft Corp. ..................................    242,200     6,016,248
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
  Nextel Communications, Inc. Class A (b) ..........    123,000     3,974,130
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $172,739,129) ..............................   210,130,523
                                                                 ------------
FOREIGN COMMON STOCKS (c)--1.4%
APPLICATION SOFTWARE--0.6%
  Amdocs Ltd. (United States) (b) ..................     85,600     2,262,408
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--0.3%
  Flextronics International Ltd. (Singapore) (b) ...     81,500     1,076,615
                                                                 ------------
INDUSTRIAL MACHINERY--0.5%
  Ingersoll-Rand Co. Class A (United States) .......     29,900     2,133,365
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $5,664,789) ................................     5,472,388
                                                                 ------------
EXCHANGE TRADED FUNDS--0.6%
  SPDR Trust Series I ..............................     18,500     2,204,830
                                                                 ------------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $2,424,033) ................................     2,204,830
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--97.5%
  (Identified cost $334,576,840) ..............................   375,587,194
                                                                 ------------

                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                      ---------  ------------
SHORT-TERM INVESTMENTS--1.0%
COMMERCIAL PAPER--1.0%
  UBS Finance Delaware LLC 3.37%, 7/1/05 ...........  $     615  $    615,000
  Procter & Gamble Co. 3.28%, 7/6/05 ...............      3,200     3,198,542
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $3,813,542) ................................     3,813,542
                                                                 ------------
TOTAL INVESTMENTS--98.5%
  (Identified cost $338,390,382) ..............................   379,400,736(a)
  Other assets and liabilities, net--1.5% .....................     5,583,993
                                                                 ------------
NET ASSETS--100.0% ............................................  $384,984,729
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $44,572,289 and gross depreciation of $3,574,649 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $338,403,096.
(b)   Non-income producing.
(c) Foreign corporate bonds and foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $15,880,109 or 4.1% of net assets.
(e) Illiquid and restricted security. At June 30, 2005, this security amounted to a value of $2,193,710 or 0.6% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(f) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(g)   Par value represents New Zealand Dollar.
(h)   Par value represents Australian Dollar.
(i) Regulation S Security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(j)   This security has a delayed delivery settlement date.
(k) All or a portion segregated as collateral for delayed delivery transactions or forward currency contracts.
(l)   Escrowed to maturity.

                        See Notes to Financial Statements

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost
  $338,390,382).............................................   $ 379,400,736
Cash .......................................................           1,956
Receivables
  Investment securities sold ...............................       6,146,618
  Interest and dividends ...................................       1,732,733
  Fund shares sold .........................................          43,645
Prepaid expenses ...........................................          35,695
                                                               -------------
    Total assets ...........................................     387,361,383
                                                               -------------
LIABILITIES
Payables
  Fund shares repurchased ..................................       1,040,454
  Investment securities purchased ..........................         968,272
  Investment advisory fee ..................................         187,293
  Administration fee .......................................          23,496
  Financial agent fee ......................................          20,345
  Trustees' fee ............................................           3,401
Unrealized depreciation on forward currency contracts ......          31,918
Accrued expenses ...........................................         101,475
                                                               -------------
    Total liabilities ......................................       2,376,654
                                                               -------------
NET ASSETS .................................................   $ 384,984,729
                                                               =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .........   $ 336,577,088
  Undistributed net investment income ......................         621,323
  Accumulated net realized gain ............................       6,808,616
  Net unrealized appreciation ..............................      40,977,702
                                                               -------------
NET ASSETS..................................................   $ 384,984,729
                                                               =============
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization ...........................      27,560,447
                                                               =============
Net asset value and offering price per share ...............   $       13.97
                                                               =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Interest .................................................   $   4,489,536
  Dividends ................................................       1,874,417
                                                               -------------
    Total investment income ................................       6,363,953
                                                               -------------
EXPENSES
  Investment advisory fee ..................................       1,160,007
  Financial agent fee ......................................         123,658
  Administration fee .......................................         145,737
  Custodian ................................................          39,639
  Printing .................................................          20,204
  Professional .............................................          17,526
  Trustees .................................................           6,860
  Miscellaneous ............................................          43,262
                                                               -------------
    Total expenses .........................................       1,556,893
    Custodian fees paid indirectly .........................          (1,508)
                                                               -------------
    Net expenses ...........................................       1,555,385
                                                               -------------
NET INVESTMENT INCOME ......................................       4,808,568
                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments .........................       6,877,834
  Net realized loss on foreign currency transactions .......         (65,777)
  Net change in unrealized appreciation (depreciation)
    on investments .........................................     (13,022,296)
  Net change in unrealized appreciation (depreciation)
    on foreign currency transactions and translation .......         (32,652)
                                                               -------------
NET LOSS ON INVESTMENTS ....................................      (6,242,891)
                                                               -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......   $  (1,434,323)
                                                               =============

                       See Notes to Financial Statements

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS
                                                            ENDED         YEAR ENDED
                                                        JUNE 30, 2005     DECEMBER 31,
                                                         (UNAUDITED)          2004
                                                        -------------    -------------
FROM OPERATIONS
  Net investment income (loss) ......................   $   4,808,568    $  10,788,732
  Net realized gain (loss) ..........................       6,812,057       32,385,825
  Net change in unrealized appreciation
    (depreciation)...................................     (13,054,948)     (12,028,800)
                                                        -------------    -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS..................................      (1,434,323)      31,145,757
                                                        -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .............................      (4,472,371)     (11,361,327)
  Net realized short-term gains .....................      (1,419,767)              --
  Net realized long-term gains ......................        (645,597)     (10,786,964)
                                                        -------------    -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS ....................................      (6,537,735)     (22,148,291)
                                                        -------------    -------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (90,019 and 107,064
    shares, respectively) ...........................       1,263,324        1,488,035
  Net asset value of shares issued from reinvestment
    of distributions (469,042 and 1,566,325 shares,
    respectively)....................................       6,537,735       22,148,291
  Cost of shares repurchased (3,037,721 and
    5,207,880 shares, respectively) .................     (42,687,698)     (73,419,995)
                                                        -------------    -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS.....................................     (34,886,639)     (49,783,669)
                                                        -------------    -------------
  NET INCREASE (DECREASE) IN  NET ASSETS ............     (42,858,697)     (40,786,203)
NET ASSETS
  Beginning of period ...............................     427,843,426      468,629,629
                                                        -------------    -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET
    INVESTMENT INCOME OF $621,323 AND $285,126
    RESPECTIVELY)....................................   $ 384,984,729    $ 427,843,426
                                                        =============    =============

* Prior year subscriptions of 2,045,207 shares, $28,822,917 and redemptions of 7,146,023 shares, $100,754,877 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                          SIX MONTHS
                                             ENDED                              YEAR ENDED DECEMBER 31,
                                         JUNE 30, 2005     -------------------------------------------------------
                                          (UNAUDITED)        2004       2003(3)     2002      2001(2)       2000
                                          -----------      ---------   --------   --------    -------     --------
Net asset value, beginning of period ..   $     14.24      $   13.96   $  11.95   $  13.92   $  14.25     $  16.18
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ........          0.17           0.37       0.33       0.35       0.36(1)      0.44
  Net realized and unrealized
    gain (loss) .......................         (0.20)          0.65       2.02      (1.96)     (0.11)       (0.33)
                                          -----------      ---------   --------   --------   --------     --------
    TOTAL FROM INVESTMENT OPERATIONS ..         (0.03)          1.02       2.35      (1.61)      0.25         0.11
                                          -----------      ---------   --------   --------   --------     --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income ............................         (0.16)         (0.37)     (0.34)     (0.36)     (0.35)       (0.43)
  Distributions from net realized
    gains .............................         (0.08)         (0.37)        --         --      (0.23)       (1.61)
                                          -----------      ---------   --------   --------   --------     --------
    TOTAL DISTRIBUTIONS ...............         (0.24)         (0.74)     (0.34)     (0.36)     (0.58)       (2.04)
                                          -----------      ---------   --------   --------   --------     --------
CHANGE IN NET ASSET VALUE .............         (0.27)          0.28       2.01      (1.97)     (0.33)       (1.93)
                                          -----------      ---------   --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD ........   $     13.97      $   14.24   $  13.96   $  11.95   $  13.92     $  14.25
                                          ===========      =========   ========   ========   ========     ========
Total return ..........................         (0.26)%(5)      7.46%     19.87%    (11.58)%     1.87%        0.58%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands) .......................   $   384,985      $ 427,843   $ 468,630  $444,017   $374,817     $414,013
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses ..................          0.78%(4)       0.78%       0.77%     0.70%      0.71%        0.70%
  Net investment income ...............          2.41%(4)       2.44%       2.54%     2.73%      2.56%        2.65%
Portfolio turnover ....................            32%(5)         65%         87%       78%        44%          60%

(1)   Computed using average shares outstanding.
(2) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 2.60% to 2.56%. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(3) In accordance with changes in generally accepted accounting principles, the series reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was a change of $0.00 to net investment income per share and net realized and unrealized gain (loss) per share for the period ended December 31, 2003. The net investment income ratio for the period ended December 31, 2003, changed by 0.00%.
(4)   Annualized.
(5)   Not annualized.

                        See Notes to Financial Statements

                      PHOENIX-ENGEMANN VALUE EQUITY SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Engemann Value Equity Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                             BEGINNING           ENDING       EXPENSES PAID
                                           ACCOUNT VALUE      ACCOUNT VALUE      DURING
      ENGEMANN VALUE EQUITY SERIES       DECEMBER 31, 2004   JUNE 30, 2005      PERIOD*
----------------------------------------  -----------------   -------------   -------------
Actual                                      $ 1,000.00          $   998.50        $  4.71
Hypothetical (5% return before expenses)      1,000.00            1,020.03           4.77

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.95%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                      PHOENIX-ENGEMANN VALUE EQUITY SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                                [GRAPHIC OMITTED]

Financials                        30%
Industrials                       15
Energy                            11
Health Care                        9
Utilities                          9
Consumer Supplies                  8
Consumer Discretionary             6
Other                             12

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                      ---------  ------------
DOMESTIC COMMON STOCKS--96.0%
ADVERTISING--0.3%
  Omnicom Group, Inc. ..............................      4,400  $    351,384
                                                      ---------  ------------
AEROSPACE & DEFENSE--2.5%
  Honeywell International, Inc. ....................      2,800       102,564
  Lockheed Martin Corp. ............................     11,270       731,085
  Northrop Grumman Corp. ...........................      9,570       528,742
  United Technologies Corp. ........................     31,600     1,622,660
                                                                 ------------
                                                                    2,985,051
                                                                 ------------
AGRICULTURAL PRODUCTS--0.6%
  Archer-Daniels-Midland Co. .......................     34,400       735,472
                                                                 ------------
AIR FREIGHT & COURIERS--0.7%
  FedEx Corp. ......................................      9,500       769,595
                                                                 ------------
APPAREL RETAIL--0.6%
  Gap, Inc. (The) ..................................     17,930       354,117
  TJX Cos., Inc. (The) .............................     13,580       330,673
                                                                 ------------
                                                                      684,790
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--2.8%
  Bank of New York Co., Inc. (The) .................     43,300     1,246,174
  Franklin Resources, Inc. .........................      2,280       175,514
  Mellon Financial Corp. ...........................     67,310     1,931,124
                                                                 ------------
                                                                    3,352,812
                                                                 ------------
AUTOMOTIVE RETAIL--1.3%
  Pantry, Inc. (The) (b) ...........................     40,000     1,549,200
                                                                 ------------
BROADCASTING & CABLE TV--1.1%
  Comcast Corp. Special Class A (b) ................     44,930     1,345,653
                                                                 ------------
BUILDING PRODUCTS--0.2%
  Masco Corp. ......................................      8,650       274,724
                                                                 ------------
COMPUTER HARDWARE--0.3%
  Hewlett-Packard Co. ..............................      8,980       211,120
  International Business Machines Corp. ............      2,110       156,562
                                                                 ------------
                                                                      367,682
                                                                 ------------
CONSTRUCTION & ENGINEERING--3.4%
  Jacobs Engineering Group, Inc. (b) ...............     51,600     2,903,016
  URS Corp. (b) ....................................     29,400     1,098,090
                                                                 ------------
                                                                    4,001,106
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.2%
  Deere & Co. ......................................      3,980       260,650
                                                                 ------------

                                                       SHARES       VALUE
                                                      ---------  ------------

CONSUMER FINANCE--1.1%
  American Express Co. .............................      8,860  $    471,618
  MBNA Corp. .......................................     34,000       889,440
                                                                 ------------
                                                                    1,361,058
                                                                 ------------
DATA PROCESSING & OUTSOURCED  SERVICES--2.6%
  Affiliated Computer Services, Inc. Class A (b) ...     23,800     1,216,180
  Computer Sciences Corp. (b) ......................     42,400     1,852,880
                                                                 ------------
                                                                    3,069,060
                                                                 ------------
DIVERSIFIED BANKS--8.6%
  Bank of America Corp. ............................    124,668     5,686,107
  Wachovia Corp. ...................................     49,900     2,475,040
  Wells Fargo & Co. ................................     33,600     2,069,088
                                                                 ------------
                                                                   10,230,235
                                                                 ------------
DIVERSIFIED CHEMICALS--2.2%
  Dow Chemical Co. (The) ...........................      8,410       374,497
  Du Pont (E.I.) de Nemours & Co. ..................     37,860     1,628,358
  PPG Industries, Inc. .............................      9,860       618,814
                                                                 ------------
                                                                    2,621,669
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--0.4%
  Adesa, Inc. ......................................     20,600       448,462
                                                                 ------------
DRUG RETAIL--1.7%
  CVS Corp. ........................................     71,200     2,069,784
                                                                 ------------
ELECTRIC UTILITIES--6.5%
  Cinergy Corp. ....................................      5,190       232,616
  DTE Energy Co. ...................................     38,200     1,786,614
  Entergy Corp. ....................................     22,310     1,685,520
  Exelon Corp. .....................................      2,730       140,131
  FirstEnergy Corp. ................................      2,380       114,502
  FPL Group, Inc. ..................................     35,600     1,497,336
  PG&E Corp. .......................................     55,200     2,072,208
  PPL Corp. ........................................      3,640       216,143
                                                                 ------------
                                                                    7,745,070
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
  Cooper Industries Ltd. Class A ...................      3,750       239,625
  Emerson Electric Co. .............................     18,860     1,181,202
                                                                 ------------
                                                                    1,420,827
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
  Monsanto Co. .....................................      8,920       560,800
                                                                 ------------

                        See Notes to Financial Statements

                      PHOENIX-ENGEMANN VALUE EQUITY SERIES

                                                       SHARES       VALUE
                                                      ---------  ------------
FOOTWEAR--0.6%
  NIKE, Inc. Class B ...............................      8,400  $    727,440
                                                                 ------------
GAS UTILITIES--0.2%
  KeySpan Corp. ....................................      3,520       143,264
  National Fuel Gas Co. ............................      4,160       120,266
                                                                 ------------
                                                                      263,530
                                                                 ------------
HEALTH CARE EQUIPMENT--2.0%
  Baxter International, Inc. .......................      5,770       214,067
  Fisher Scientific International, Inc. (b) ........     32,000     2,076,800
  Guidant Corp. ....................................      1,260        84,798
                                                                 ------------
                                                                    2,375,665
                                                                 ------------
HEALTH CARE FACILITIES--1.3%
  HCA, Inc. ........................................     28,200     1,598,094
                                                                 ------------
HEALTH CARE SERVICES--1.0%
  Express Scripts, Inc. (b) ........................     24,400     1,219,512
                                                                 ------------
HEALTH CARE SUPPLIES--2.2%
  DENTSPLY International, Inc. .....................     20,500     1,107,000
  Sybron Dental Specialties, Inc. (b) ..............     41,300     1,553,706
                                                                 ------------
                                                                    2,660,706
                                                                 ------------
HOUSEHOLD PRODUCTS--2.1%
  Colgate-Palmolive Co. ............................     24,710     1,233,276
  Kimberly-Clark Corp. .............................      9,770       611,504
  Procter & Gamble Co. (The) .......................     11,200       590,800
                                                                 ------------
                                                                    2,435,580
                                                                 ------------
HUMAN RESOURCES & EMPLOYMENT SERVICES--1.5%
  Manpower, Inc. ...................................     43,700     1,738,386
                                                                 ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
  TXU Corp. ........................................      6,320       525,129
                                                                 ------------
INDUSTRIAL CONGLOMERATES--3.6%
  General Electric Co. .............................    122,700     4,251,555
                                                                 ------------
INDUSTRIAL GASES--0.5%
  Air Products and Chemicals, Inc. .................      7,920       477,576
  Praxair, Inc. ....................................      1,800        83,880
                                                                 ------------
                                                                      561,456
                                                                 ------------
INSURANCE BROKERS--0.0%
  Marsh & McLennan Cos., Inc. ......................      1,900        52,630
                                                                 ------------
INTEGRATED OIL & GAS--6.0%
  Chevron Corp. ....................................      8,600       480,912
  ConocoPhillips ...................................     19,960     1,147,500
  Exxon Mobil Corp. ................................     96,100     5,522,867
                                                                 ------------
                                                                    7,151,279
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--3.1%
  SBC Communications, Inc. .........................     48,900     1,161,375
  Sprint Corp. .....................................     32,720       820,945
  Verizon Communications, Inc. .....................     50,420     1,742,011
                                                                 ------------
                                                                    3,724,331
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--3.1%
  Goldman Sachs Group, Inc. (The)...................      8,720       889,614
  Merrill Lynch & Co., Inc. ........................     50,950     2,802,760
                                                                 ------------
                                                                    3,692,374
                                                                 ------------
IT CONSULTING & OTHER SERVICES--0.2%
  Accenture Ltd. Class A (b) .......................      8,560       194,055
                                                                 ------------
LEISURE PRODUCTS--0.1%
  Hasbro, Inc. .....................................      5,190       107,900
                                                                 ------------

                                                       SHARES       VALUE
                                                      ---------  ------------
LIFE & HEALTH INSURANCE--2.1%
  AFLAC, Inc. ......................................      3,400  $    147,152
  MetLife, Inc. ....................................     17,850       802,179
  Prudential Financial, Inc. .......................     23,700     1,556,142
                                                                 ------------
                                                                    2,505,473
                                                                 ------------
MANAGED HEALTH CARE--1.6%
  WellPoint, Inc. (b) ..............................     27,000     1,880,280
                                                                 ------------
MOVIES & ENTERTAINMENT--1.9%
  Time Warner, Inc. (b) ............................     34,270       572,652
  Viacom, Inc. Class B .............................     18,690       598,454
  Walt Disney Co. (The) ............................     42,750     1,076,445
                                                                 ------------
                                                                    2,247,551
                                                                 ------------
MULTI-LINE INSURANCE--0.3%
  Hartford Financial Services Group, Inc. (The) ....      5,120       382,874
                                                                 ------------

MULTI-UTILITIES--1.4%
  Dominion Resources, Inc. .........................     18,960     1,391,475
  Energy East Corp. ................................      7,890       228,652
                                                                 ------------
                                                                    1,620,127
                                                                 ------------
OIL & GAS DRILLING--1.3%
  GlobalSantaFe Corp. ..............................      2,930       119,544
  Noble Corp. ......................................      7,900       485,929
  Patterson-UTI Energy, Inc. .......................     31,500       876,645
                                                                 ------------
                                                                    1,482,118
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--0.6%
  Baker Hughes, Inc. ...............................     10,900       557,644
  Schlumberger Ltd. ................................      2,750       208,835
                                                                 ------------
                                                                      766,479
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--1.7%
  Anadarko Petroleum Corp. .........................      6,800       558,620
  Devon Energy Corp. ...............................      4,660       236,169
  EOG Resources, Inc. ..............................      5,720       324,896
  Unocal Corp. .....................................     13,180       857,359
                                                                 ------------
                                                                    1,977,044
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.5%
  Citigroup, Inc. ..................................     50,050     2,313,812
  JPMorgan Chase & Co. .............................     85,447     3,017,988
                                                                 ------------
                                                                    5,331,800
                                                                 ------------
PACKAGED FOODS & MEATS--1.7%
  Heinz (H.J.) Co. .................................     32,160     1,139,107
  Kellogg Co. ......................................     13,600       604,384
  Sara Lee Corp. ...................................     16,610       329,044
                                                                 ------------
                                                                    2,072,535
                                                                 ------------
PAPER PACKAGING--0.1%
  Smurfit-Stone Container Corp. (b) ................      8,590        87,360
                                                                 ------------
PAPER PRODUCTS--0.4%
  Bowater, Inc. ....................................      3,380       109,411
  International Paper Co. ..........................     13,500       407,835
  Neenah Paper, Inc. ...............................        296         9,167
                                                                 ------------
                                                                      526,413
                                                                 ------------
PHARMACEUTICALS--0.6%
  Abbott Laboratories ..............................     10,860       532,249
  Lilly (Eli) & Co. ................................      1,740        96,935
  Merck & Co., Inc. ................................      2,730        84,084
                                                                 ------------
                                                                      713,268
                                                                 ------------

                        See Notes to Financial Statements

                      PHOENIX-ENGEMANN VALUE EQUITY SERIES

                                                       SHARES       VALUE
                                                      ---------  ------------

PROPERTY & CASUALTY INSURANCE--1.8%
  Allstate Corp. (The) .............................     10,740  $    641,715
  Chubb Corp. (The) ................................      2,510       214,881
  St. Paul Travelers Cos., Inc. (The) ..............     30,797     1,217,406
                                                                 ------------
                                                                    2,074,002
                                                                 ------------
PUBLISHING & PRINTING--0.3%
  Tribune Co. ......................................     10,360       364,465
                                                                 ------------
RAILROADS--0.9%
  Burlington Northern Santa Fe Corp. ...............      8,960       421,837
  Norfolk Southern Corp. ...........................     19,000       588,240
                                                                 ------------
                                                                    1,010,077
                                                                 ------------
REGIONAL BANKS--1.2%
  PNC Financial Services Group, Inc. (The) .........      8,700       473,802
  SunTrust Banks, Inc. .............................     12,530       905,167
                                                                 ------------
                                                                    1,378,969
                                                                 ------------
REITS--3.8%
  Digital Realty Trust, Inc. .......................     97,100     1,687,598
  Friedman, Billings, Ramsey Group, Inc. Class A ...     76,000     1,086,800
  GMH Communities Trust ............................     94,100     1,303,285
  HRPT Properties Trust ............................     32,200       400,246
                                                                 ------------
                                                                    4,477,929
                                                                 ------------
RESTAURANTS--0.2%
  McDonald's Corp. .................................      8,120       225,330
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.1%
  Novellus Systems, Inc. (b) .......................      3,900        96,369
                                                                 ------------
SOFT DRINKS--1.3%
  Coca-Cola Co. (The) ..............................     32,400     1,352,700
  PepsiCo, Inc. ....................................      2,530       136,443
                                                                 ------------
                                                                    1,489,143
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--0.6%
  Fannie Mae .......................................     12,040       703,136
                                                                 ------------
TOBACCO--0.9%
  Altria Group, Inc. ...............................     16,010     1,035,207
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $96,880,114) ....................              113,932,655
                                                                 ------------
FOREIGN COMMON STOCKS(c)--2.6%
APPLICATION SOFTWARE--0.4%
  Amdocs Ltd. (United States) (b) ..................     19,000       502,170
                                                                 ------------
INDUSTRIAL MACHINERY--0.7%
  Ingersoll-Rand Co. Class A (United States) .......     11,200       799,120
                                                                 ------------
INTEGRATED OIL & GAS--1.1%
  BP plc Sponsored ADR (United Kingdom) ............     13,280       828,406
  Total SA Sponsored ADR (France) ..................      4,390       512,972
                                                                 ------------
                                                                    1,341,378
                                                                 ------------
MARINE--0.4%
  Diana Shipping, Inc. (Greece) ....................     27,600       404,064
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,622,620) .....................                3,046,732
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--98.6%
  (Identified cost $99,502,734) ....................              116,979,387
                                                                 ------------

                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                      ---------  ------------
SHORT-TERM INVESTMENTS--1.4%
COMMERCIAL PAPER--1.4%
  UBS Finance Delaware LLC 3.37%, 7/1/05 ...........  $   1,725  $  1,725,000
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,725,000) .....................                1,725,000
                                                                 ------------
TOTAL INVESTMENTS--100.0%
  (Identified cost $101,227,734) ...................              118,704,387(a)
  Other assets and liabilities, net--0.0%                             (21,546)
                                                                 ------------
NET ASSETS--100.0% .................................             $118,682,841
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $19,453,396 and gross depreciation of $2,262,021 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $101,513,012.
(b)   Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                      PHOENIX-ENGEMANN VALUE EQUITY SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $101,227,734) ......................  $ 118,704,387
Cash ...............................................................................            320
Receivables
  Dividends ........................................................................        186,253
  Fund shares sold .................................................................         56,920
  Tax reclaims .....................................................................          2,307
Prepaid expenses ...................................................................         11,215
                                                                                      -------------
    Total assets ...................................................................    118,961,402
                                                                                      -------------
LIABILITIES
Payables
  Fund shares repurchased ..........................................................        124,699
  Investment advisory fee ..........................................................         66,761
  Printing fee .....................................................................         38,634
  Professional fee .................................................................         21,822
  Financial agent fee ..............................................................          8,177
  Administration fee ...............................................................          7,223
  Trustees' fee ....................................................................          3,401
Accrued expenses ...................................................................          7,844
                                                                                      -------------
    Total liabilities ..............................................................        278,561
                                                                                      -------------
NET ASSETS .........................................................................  $ 118,682,841
                                                                                      =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................  $ 111,341,164
  Undistributed net investment income ..............................................        456,921
  Accumulated net realized loss ....................................................    (10,591,903)
  Net unrealized appreciation ......................................................     17,476,659
                                                                                      -------------
NET ASSETS .........................................................................  $ 118,682,841
                                                                                      =============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...      9,043,466
                                                                                      =============
Net asset value and offering price per share .......................................  $       13.12
                                                                                      =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................  $   1,365,667
  Interest .........................................................................         27,583
  Foreign taxes withheld ...........................................................         (1,193)
                                                                                      -------------
    Total investment income ........................................................      1,392,057
                                                                                      -------------
EXPENSES
  Investment advisory fee ..........................................................        435,385
  Financial agent fee ..............................................................         48,795
  Administration fee ...............................................................         45,404
  Printing .........................................................................         18,565
  Professional .....................................................................         17,666
  Custodian ........................................................................         12,532
  Trustees .........................................................................          6,860
  Miscellaneous ....................................................................         21,055
                                                                                      -------------
    Total expenses .................................................................        606,262
    Less expenses reimbursed by investment advisor . ...............................        (15,382)
                                                                                      -------------
    Net expenses ...................................................................        590,880
                                                                                      -------------
NET INVESTMENT INCOME ..............................................................        801,177
                                                                                      -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments .................................................        967,042
  Net change in unrealized appreciation (depreciation) on investments ..............     (2,160,325)
  Net change in unrealized appreciation (depreciation) on foreign currency
    transactions and translation ...................................................           (292)
                                                                                      -------------
NET LOSS ON INVESTMENTS ............................................................     (1,193,575)
                                                                                      -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................  $    (392,398)
                                                                                      =============

                        See Notes to Financial Statements

                                PHOENIX-ENGEMANN VALUE EQUITY SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS
                                                                                       ENDED         YEAR ENDED
                                                                                   JUNE 30, 2005    DECEMBER 31,
                                                                                    (UNAUDITED)        2004
                                                                                   -------------   -------------
FROM OPERATIONS
  Net investment income (loss) .................................................   $     801,177   $     940,104
  Net realized gain (loss) .....................................................         967,042       6,003,917
  Net change in unrealized appreciation (depreciation) .........................      (2,160,617)      8,024,685
                                                                                   -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................        (392,398)     14,968,706
                                                                                   -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................................        (374,289)       (984,711)
                                                                                   -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....................        (374,289)       (984,711)
                                                                                   -------------   -------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (52,773 and 377,783 shares, respectively) ......         681,579       4,585,036
  Net asset value of shares issued in conjunction with Plan of Reorganization
    (0 and 3,058,095 shares, respectively) (See Note 9) ........................              --      36,459,749
  Net asset value of shares issued from reinvestment of distributions
    (28,817 and 78,319 shares, respectively) ...................................         374,289         984,711
  Cost of shares repurchased (1,219,564 and 1,214,767 shares, respectively) ....     (15,830,613)    (14,594,472)
                                                                                   -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....................     (14,774,745)     27,435,024
                                                                                   -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................     (15,541,432)     41,419,019
NET ASSETS
  Beginning of period ..........................................................     134,224,273      92,805,254
                                                                                   -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF $456,921 AND $30,033, RESPECTIVELY) ..............................   $ 118,682,841   $ 134,224,273
                                                                                   =============   =============

*Prior year subscriptions of 1,272,897 shares, $15,503,810 and redemptions of 2,109,881 shares, $25,513,246 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                SIX MONTHS
                                                   ENDED                               YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2005      -----------------------------------------------------------------
                                                (UNAUDITED)           2004         2003            2002          2001         2000
                                               -------------      ---------      --------       --------      --------      -------
Net asset value, beginning of period .......   $       13.18      $   11.77      $   9.59       $  12.41      $  15.34      $ 12.91
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .............            0.09           0.11(1)       0.09           0.10          0.11         0.07
  Net realized and unrealized gain (loss) ..           (0.11)          1.41          2.19          (2.82)        (2.86)        3.98
                                               -------------      ---------      --------       --------      --------      -------
    TOTAL FROM INVESTMENT OPERATIONS .......           (0.02)          1.52          2.28          (2.72)        (2.75)        4.05
                                               -------------      ---------      --------       --------      --------      -------
LESS DISTRIBUTIONS
  Dividends from net investment income .....           (0.04)         (0.11)        (0.10)         (0.10)        (0.09)       (0.08)
  Distributions from net realized gains ....              --             --            --             --         (0.09)       (1.54)
                                               -------------      ---------      --------       --------      --------      -------
    TOTAL DISTRIBUTIONS ....................           (0.04)         (0.11)        (0.10)         (0.10)        (0.18)       (1.62)
                                               -------------      ---------      --------       --------      --------      -------
CHANGE IN NET ASSET VALUE ..................           (0.06)          1.41          2.18          (2.82)        (2.93)        2.43
                                               -------------      ---------      --------       --------      --------      -------
NET ASSET VALUE, END OF PERIOD .............   $       13.12      $   13.18      $  11.77       $   9.59      $  12.41      $ 15.34
                                               =============      =========      ========       ========      ========      =======
Total return ...............................           (0.15)%(3)     12.91%        23.87%        (21.93)%      (17.96)%      32.16%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ....   $     118,683      $ 134,224      $ 92,805       $ 71,684      $ 84,159      $45,461
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ...................            0.95%(2)       0.95%         0.95%          0.93%         0.85%        0.85%
  Gross operating expenses .................            0.97%(2)       0.98%         1.02%          1.01%         1.00%        1.33%
  Net investment income ....................            1.29%(2)       0.92%         0.88%          0.96%         1.11%        0.79%
Portfolio turnover .........................              15%(3)         91%          393%           210%          245%         166%

(1) Computed using average shares outstanding.
(2) Annualized.
(3) Not annualized.

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

  We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Money Market Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

  The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                               BEGINNING          ENDING       EXPENSES PAID
                                             ACCOUNT VALUE     ACCOUNT VALUE      DURING
           MONEY MARKET SERIES             DECEMBER 31, 2004   JUNE 30, 2005      PERIOD*
----------------------------------------   -----------------   -------------   -------------
Actual                                       $   1,000.00      $   1,010.10    $        3.20

Hypothetical (5% return before expenses)         1,000.00          1,021.57             3.23

*EXPENSES ARE EQUAL TO THE SERIES'  ANNUALIZED  EXPENSE  RATIO OF 0.64%,  WHICH
 INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                       PHOENIX-GOODWIN MONEY MARKET SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                                [GRAPHIC OMITTED]

Commercial Paper                  82%
Federal Agency Securities         13
Medium Term Notes                  5

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

  FACE
  VALUE                                                   INTEREST   MATURITY
  (000)    DESCRIPTION                                      RATE       DATE        VALUE
--------   -----------                                    --------   --------   -----------
FEDERAL AGENCY SECURITIES--10.3%
  $2,500   FHLMC ......................................     7.00%     7/15/05   $ 2,504,505
   2,500   FFCB .......................................     2.13      7/20/05     2,498,714
   2,500   FHLB .......................................     1.50      8/19/05     2,494,463
   2,500   FHLB .......................................     2.13       9/1/05     2,499,558
   2,500   FHLMC ......................................     2.88      9/15/05     2,500,488
   2,500   FHLB (b) ...................................     3.14      9/16/05     2,499,435
                                                                                -----------
TOTAL FEDERAL AGENCY SECURITIES .............................................    14,997,163
                                                                                -----------

                                                                      RESET
                                                                       DATE
                                                                     --------

FEDERAL AGENCY SECURITIES--VARIABLE (b)--2.4%
      96   SBA (Final Maturity 1/25/21) ...............     3.50       7/1/05        95,631
     481   SBA (Final Maturity 10/25/22) ..............     3.25       7/1/05       479,400
     825   SBA (Final Maturity 11/25/21) ..............     3.38       7/1/05       824,473
     308   SBA (Final Maturity 2/25/23) ...............     3.25       7/1/05       308,204
     329   SBA (Final Maturity 2/25/23) ...............     3.25       7/1/05       329,345
     526   SBA (Final Maturity 3/25/24) ...............     3.38       7/1/05       525,679
     130   SBA (Final Maturity 5/25/21) ...............     3.25       7/1/05       130,076
     869   SBA (Final Maturity 9/25/23) ...............     3.13       7/1/05       865,671
                                                                                -----------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE ...................................     3,558,479
                                                                                -----------

                                                                     MATURITY
                                                                       DATE
                                                                     --------
COMMERCIAL PAPER--82.2%
   2,905   Clipper Receivables Co. LLC ................     3.05       7/1/05     2,905,000
   2,520   CAFCO LLC ..................................     3.06       7/5/05     2,519,143
   3,600   Verizon Network Funding Corp. ..............     3.08       7/5/05     3,598,768
   1,435   BellSouth Corp. ............................     3.09       7/6/05     1,434,384
   2,250   CIT Group, Inc. ............................     3.07       7/6/05     2,249,041
   2,500   Clipper Receivables Co. LLC ................     3.05       7/7/05     2,498,729
   1,225   Gemini Securitization LLC ..................     3.06       7/7/05     1,224,375
   2,700   Danske Corp. ...............................     3.06       7/8/05     2,698,393
   2,835   Cargill, Inc. ..............................     3.18      7/11/05     2,832,496
   2,130   Gemini Securitization LLC ..................     3.09      7/11/05     2,128,172
   3,000   NetJets, Inc. ..............................     3.07      7/12/05     2,997,186
   2,500   Du Pont (E.I.) de Nemours & Co. ............     3.13      7/13/05     2,497,392
   2,000   Govco, Inc. ................................     3.09      7/14/05     1,997,768
   3,000   Preferred Receivables Funding Corp. ........     3.17      7/14/05     2,996,566
     580   CAFCO LLC ..................................     3.10      7/18/05       579,151
   3,000   Golden Peanut Co. LLC ......................     3.10      7/18/05     2,995,608

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

  FACE
  VALUE                                                   INTEREST   MATURITY
  (000) DESCRIPTION                                         RATE       DATE        VALUE
-------------------                                       --------   --------   ------------
COMMERCIAL PAPER--CONTINUED
  $1,300   Govco, Inc. ................................     3.10%     7/18/05   $  1,298,097
   3,000   ABN-AMRO NA Finance, Inc. ..................     3.08      7/19/05      2,995,380
   1,405   Gemini Securitization LLC ..................     3.18      7/19/05      1,402,766
   1,000   Ranger Funding Co. LLC .....................     3.16      7/20/05        998,332
   2,326   George Street Finance LLC ..................     3.24      7/21/05      2,321,813
   1,200   George Street Finance LLC ..................     3.27      7/21/05      1,197,820
   3,591   George Street Finance LLC ..................     3.30      7/21/05      3,584,416
   1,130   Govco, Inc. ................................     3.11      7/22/05      1,127,950
   3,600   International Lease Finance Corp. ..........     3.13      7/22/05      3,593,427
   3,550   CIT Group, Inc. ............................     3.12      7/25/05      3,542,616
   2,000   General Electric Capital Corp. .............     3.29      7/25/05      1,995,613
   1,735   Ranger Funding Co. LLC .....................     3.27      7/25/05      1,731,218
   2,500   UBS Finance Delaware LLC ...................     3.18      7/25/05      2,494,700
   3,035   ABN-AMRO NA Finance, Inc. ..................     3.10      7/26/05      3,028,466
   1,625   Golden Peanut Co. LLC ......................     3.13      7/26/05      1,621,468
   2,945   Goldman Sachs Group, Inc. ..................     3.26      7/27/05      2,938,066
   3,555   Ranger Funding Co. LLC .....................     3.28      7/27/05      3,546,579
   3,500   Colgate-Palmolive Co. ......................     3.25      7/28/05      3,491,469
   3,000   Kimberly-Clark Corp. .......................     3.25      7/29/05      2,992,417
   2,550   General Electric Capital Corp. .............     3.27       8/2/05      2,542,588
   1,000   UBS Finance Delaware LLC ...................     3.17       8/8/05        996,659
   1,300   CAFCO LLC ..................................     3.13       8/9/05      1,295,592
     400   CAFCO LLC ..................................     3.16       8/9/05        398,631
   2,500   Verizon Network Funding Corp. ..............     3.29       8/9/05      2,491,090
   1,270   CAFCO LLC ..................................     3.23      8/11/05      1,265,328
   1,050   Danske Corp. ...............................     3.30      8/11/05      1,046,054
   1,489   Govco, Inc. ................................     3.22      8/12/05      1,483,406
   2,000   International Lease Finance Corp. ..........     3.17      8/12/05      1,992,603
   3,000   Alpine Securitization Corp. ................     3.20      8/17/05      2,987,467
   1,300   ABN-AMRO NA Finance, Inc. ..................     3.32      8/23/05      1,293,646
   3,500   Bank of America Corp. ......................     2.95      8/23/05      3,484,799
   1,100   Danske Corp. ...............................     3.25      8/24/05      1,094,638
   2,625   Procter & Gamble Co. .......................     3.19      8/24/05      2,612,439
   3,100   Preferred Receivables Funding Corp. ........     3.23      8/29/05      3,083,590
   2,100   Danske Corp. ...............................     3.35      8/31/05      2,088,080
   2,500   Private Export Funding Corp. ...............     3.16       9/6/05      2,485,297
   3,500   Bank of America Corp. ......................     3.12      9/12/05      3,477,857
                                                                                ------------
TOTAL COMMERCIAL PAPER ......................................................    120,174,549
                                                                                ------------
MEDIUM TERM NOTES--5.5%
   2,500   General Electric Capital Corp. (b) .........     3.48      3/29/06      2,500,965
     500   Wells Fargo & Co. (c) ......................     6.88       4/1/06        511,811
   5,000   HSH Nordbank AG 144A (b)(d) ................     3.30      7/18/06      5,000,000
                                                                                ------------
TOTAL MEDIUM TERM NOTES .....................................................      8,012,776
                                                                                ------------
TOTAL INVESTMENTS--100.4%
  (Identified cost $146,742,967) ............................................    146,742,967(a)
  Other assets and liabilities, net--(0.4)% .................................       (565,232)
                                                                                ------------
NET ASSETS--100.0% ..........................................................   $146,177,735
                                                                                ============

(a) Federal Income Tax Information: At June 30, 2005, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c)   The interest rate shown is the coupon rate.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $5,000,000 or 3.4% of net assets.

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $146,742,967) ..................   $ 146,742,967
Cash ...........................................................................           5,657
Receivables
  Fund shares sold .............................................................         226,891
  Interest .....................................................................         192,080
  Investment securities sold ...................................................          20,924
Prepaid expenses ...............................................................          14,918
                                                                                   -------------
    Total assets ...............................................................     147,203,437
                                                                                   -------------
LIABILITIES
Payables
  Fund shares repurchased ......................................................         873,883
  Investment advisory fee ......................................................          47,436
  Dividend distributions .......................................................          13,165
  Financial agent fee ..........................................................           9,624
  Administration fee ...........................................................           8,657
  Trustees' fee ................................................................           3,401
Accrued expenses ...............................................................          69,536
                                                                                   -------------
    Total liabilities ..........................................................       1,025,702
                                                                                   -------------
NET ASSETS .....................................................................   $ 146,177,735
                                                                                   =============

NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................   $ 146,177,735
                                                                                   -------------
NET ASSETS .....................................................................   $ 146,177,735
                                                                                   =============
Shares of beneficial interest outstanding, $1 par value, unlimited
authorization ..................................................................      14,617,838
                                                                                   =============
Net asset value and offering price per share ...................................   $       10.00
                                                                                   =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Interest .....................................................................   $   2,043,523
                                                                                   -------------
    Total investment income ....................................................       2,043,523
                                                                                   -------------

EXPENSES
  Investment advisory fee ......................................................         308,302
  Financial agent fee ..........................................................          57,423
  Administration fee ...........................................................          56,265
  Printing .....................................................................          17,223
  Professional .................................................................          14,337
  Custodian ....................................................................          13,290
  Trustees .....................................................................           6,859
  Miscellaneous ................................................................          22,957
                                                                                   -------------
    Total expenses .............................................................         496,656
    Custodian fees paid indirectly .............................................          (1,513)
                                                                                   -------------
    Net expenses ...............................................................         495,143
                                                                                   -------------
NET INVESTMENT INCOME ..........................................................   $   1,548,380
                                                                                   =============

                        See Notes to Financial Statements

                       PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED          YEAR ENDED
                                                                               JUNE 30, 2005     DECEMBER 31,
                                                                                (UNAUDITED)         2004
                                                                               -------------    -------------
FROM OPERATIONS
  Net investment income (loss) .............................................   $   1,548,380    $   1,408,895
                                                                               -------------    -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............       1,548,380        1,408,895
                                                                               -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................................      (1,548,380)      (1,408,895)
                                                                               -------------    -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ................      (1,548,380)      (1,408,895)
                                                                               -------------    -------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (5,220,523 and 11,035,645 shares,
    respectively) ..........................................................      52,205,231      110,356,450
  Net asset value of shares issued from reinvestment of distributions
   (154,838 and 140,890 shares, respectively) ..............................       1,548,380        1,408,895
  Cost of shares repurchased (6,457,144 and 15,741,381 shares,
    respectively) ..........................................................     (64,571,446)    (157,413,868)
                                                                               -------------    -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ................     (10,817,835)     (45,648,523)
                                                                               -------------    -------------
  NET INCREASE (DECREASE) IN NET ASSETS ....................................     (10,817,835)     (45,648,523)

NET ASSETS
  Beginning of period ......................................................     156,995,570      202,644,093
                                                                               -------------    -------------
  END OF PERIOD ............................................................   $ 146,177,735    $ 156,995,570
                                                                               =============    =============

* Prior year subscriptions of 24,383,055 shares, $243,830,555 and redemptions of 29,088,791 shares, $290,887,973 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                     SIX MONTHS
                                                         ENDED                          YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 2005      -----------------------------------------------------------
                                                      (UNAUDITED)         2004         2003        2002        2001         2000
                                                     -------------      ---------   ---------   ---------    ---------    ---------
Net asset value, beginning of period .............   $       10.00      $   10.00   $   10.00   $   10.00    $   10.00    $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...................            0.10           0.08        0.07        0.14         0.38         0.59
  Net realized gain ..............................              --             --          --          --           --(1)        --
                                                     -------------      ---------   ---------   ---------    ---------    ---------
    TOTAL FROM INVESTMENT OPERATIONS                          0.10           0.08        0.07        0.14         0.38         0.59
                                                     -------------      ---------   ---------   ---------    ---------    ---------

LESS DISTRIBUTIONS
  Dividends from net investment income ...........           (0.10)         (0.08)      (0.07)      (0.14)       (0.38)       (0.59)
  Distributions from net realized gains ..........              --             --          --         --            --(1)        --
                                                     -------------      ---------   ---------   ---------    ---------    ---------
    TOTAL DISTRIBUTIONS ..........................           (0.10)         (0.08)      (0.07)      (0.14)       (0.38)       (0.59)
                                                     -------------      ---------   ---------   ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD ...................   $       10.00      $   10.00   $   10.00   $   10.00    $   10.00    $   10.00
                                                     =============      =========   =========   =========    =========    =========
Total return .....................................            1.01%(3)       0.79%       0.68%       1.42%        3.82%        6.03%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..........   $     146,178      $ 156,996   $ 202,644   $ 255,759    $ 260,629    $ 179,968
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses .........................            0.64%(2)       0.64%       0.59%       0.56%        0.55%        0.55%
  Gross operating expenses .......................            0.64%(2)       0.64%       0.59%       0.56%        0.60%        0.58%
  Net investment income ..........................            2.01%(2)       0.77%       0.69%       1.41%        3.63%        5.83%

(1) Amount is less than $0.01.
(2) Annualized.
(3) Not annualized.

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Goodwin Multi-Sector Fixed Income Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                 BEGINNING          ENDING       EXPENSES PAID
GOODWIN MULTI-SECTOR FIXED INCOME              ACCOUNT VALUE    ACCOUNT VALUE       DURING
           SERIES                            DECEMBER 31, 2004   JUNE 30, 2005      PERIOD*
---------------------------------            -----------------  --------------   --------------
Actual                                           $ 1,000.00       $ 1,006.50         $ 3.66

Hypothetical (5% return before expenses)           1,000.00         1,021.10           3.69

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.74%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                               [GRAPHIC OMITTED]

Domestic Corporate Bonds           46%
Foreign Government Securities      14
Agency Mortgage-Backed
Securities                         12
Non-Agency Mortgage-Backed
Securities                         11
Foreign Corporate Bonds            10
Municipal Bonds                     3
U.S. Government Securities          2
Other                               2

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
U.S. GOVERNMENT SECURITIES--2.3%
U.S. TREASURY NOTES--2.3%
  U.S. Treasury Note 3%, 11/15/07 ..................  $ 3,600    $  3,547,688
  U.S. Treasury Note 4%, 2/15/15 ...................    2,000       2,007,110
                                                                 ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $5,501,960) ..............................       5,554,798
                                                                 ------------
AGENCY MORTGAGE-BACKED SECURITIES--11.7%
  FNMA 4.50%, 6/1/19 ...............................    3,828       3,813,729
  FNMA 5%, 4/1/34 ..................................    1,750       1,752,014
  FNMA 5.50%, 4/1/34 ...............................    2,805       2,845,067
  FNMA 5%, 5/1/34 ..................................    1,881       1,882,753
  FNMA 6%, 5/1/34 ..................................    1,207       1,237,372
  FNMA 5.50%, 6/1/34 ...............................    3,055       3,098,485
  FNMA 6%, 8/1/34 ..................................    1,648       1,690,524
  FNMA 5.50%, 1/1/35 ...............................    5,635       5,715,556
  FNMA 5.50%, 2/1/35 ...............................    1,438       1,458,213
  FNMA 5%, 6/1/35 ..................................    2,400       2,408,111
  GNMA 6.50%, '23-'32 ..............................    2,487       2,598,853
                                                                 ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $28,211,296) .............................      28,500,677
                                                                 ------------
MUNICIPAL BONDS--2.6%
CALIFORNIA--1.3%
  Alameda Corridor Transportation Authority
    Revenue Taxable Series C 6.50%, 10/1/19
    (MBIA Insured) .................................      750         873,570
  Alameda Corridor Transportation Authority
    Revenue Taxable Series C 6.60%, 10/1/29
    (MBIA Insured) .................................    1,750       2,121,893
                                                                 ------------
                                                                    2,995,463
                                                                 ------------
FLORIDA--0.6%
  University of Miami Exchangeable Revenue Taxable
    Series A 7.65%, 4/1/20 (MBIA Insured) ..........    1,310       1,377,373
                                                                 ------------
ILLINOIS--0.6%
  Illinois Educational Facilities Authority - Loyola
    University Revenue Taxable Series C 7.12%,
    7/1/11 (AMBAC Insured) .........................    1,330       1,522,318
                                                                 ------------
SOUTH DAKOTA--0.1%
  Educational Enhancement Funding Corp. Revenue
    Taxable Series A 6.72%, 6/1/25 .................      311         309,108
                                                                 ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $5,437,861) ..............................       6,204,262
                                                                   ----------

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
ASSET-BACKED SECURITIES--0.5%
  Bombardier Capital Mortgage Securitization
    Corp. 99-A, A3 5.98%, 1/15/18 ..................  $ 1,196    $  1,132,507
                                                                 ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $1,160,889) ..............................       1,132,507
                                                                 ------------
DOMESTIC CORPORATE BONDS--46.5%

AEROSPACE & DEFENSE--0.3%
  L-3 Communications Corp. 6.125%, 1/15/14 .........      550         552,750
  Precision Castparts Corp. 5.60%, 12/15/13 ........      150         155,713
                                                                 ------------
                                                                      708,463
                                                                 ------------
AGRICULTURAL PRODUCTS--0.1%
  Bunge Ltd. Finance Corp. 4.375%, 12/15/08 ........      200         200,028
                                                                 ------------
AIR FREIGHT & COURIERS--0.1%
  Fedex Corp. 2.65%, 4/1/07 ........................      150         146,092
                                                                 ------------
AIRLINES--3.7%
  American Airlines, Inc. 01-1 6.977%, 11/23/22 ....    1,785       1,665,968
  Continental Airlines, Inc. 01-1 6.703%,
    12/15/22 .......................................    1,722       1,681,199
  Continental Airlines, Inc. 01-1, A2 6.503%,
    12/15/12 .......................................      763         753,291
  Continental Airlines, Inc. 98-1 A 6.648%,
    3/15/19 ........................................    1,011         997,776
  Delta Air Lines, Inc. 02-1, G-1 6.718%, 7/2/24 ...    2,415       2,534,983
  Delta Air Lines, Inc. 02-1, G-2 6.417%, 1/2/14 ...      684         719,602
  Northwest Airlines, Inc. 00-1 8.072%, 4/1/21 .....      565         617,816
                                                                 ------------
                                                                    8,970,635
                                                                 ------------
APPAREL RETAIL--0.0%
  Gap, Inc. (The) 6.90%, 9/15/07 ...................       50          52,473
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.1%
  Bank of New York Co., Inc. (The) 3.625%,
    1/15/09 ........................................      180         176,451
  Franklin Resources, Inc. 3.70%, 4/15/08 ..........      125         123,081
                                                                 ------------
                                                                      299,532
                                                                 ------------
AUTO PARTS & EQUIPMENT--0.1%
  Dura Operating Corp. Series D 9%, 5/1/09 .........      430         301,000
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.2%
  DaimlerChrysler NA Holding Corp. 6.50%,
    11/15/13 (e) ...................................      425         459,938
                                                                 ------------
BREWERS--0.2%
  Anheuser-Busch Cos., Inc. 5.95%, 1/15/33 .........       75          85,344
  Anheuser-Busch Cos., Inc. 6%, 11/1/41 ............       25          28,518
  Coors Brewing Co. 6.375%, 5/15/12 ................      235         254,914
                                                                 ------------
                                                                      368,776
                                                                 ------------

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
BROADCASTING & CABLE TV--2.1%
  COX Communications, Inc. 5.45%, 12/15/14 .........  $   625    $    637,922
  DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
    144A 6.375%, 6/15/15 (b) .......................    1,500       1,500,000
  Echostar DBS Corp. 5.75%, 10/1/08 ................    1,500       1,498,125
  Insight Midwest LP/Insight Capital, Inc. 10.50%,
    11/1/10 ........................................      500         532,500
  Liberty Media Corp. 5.70%, 5/15/13 ...............      750         698,655
  Univision Communications, Inc. 3.50%, 10/15/07 ...       75          73,353
  Univision Communications, Inc. 3.875%, 10/15/08 ..      175         169,793
                                                                 ------------
                                                                    5,110,348
                                                                 ------------
CASINOS & GAMING--3.1%
  Argosy Gaming Co. 7%, 1/15/14 ....................    1,000       1,106,250
  GTECH Holdings Corp. 4.75%, 10/15/10 .............    1,250       1,244,057
  Harrah's Operating Co., Inc. 5.50%, 7/1/10 .......    1,500       1,548,066
  Harrah's Operating Co., Inc. 144A 5.625%,
    6/1/15 (b) .....................................      875         891,230
  MGM MIRAGE 8.50%, 9/15/10 ........................    1,050       1,170,750
  Mohegan Tribal Gaming Authority 144A 6.125%,
    2/15/13 (b) ....................................      500         507,500
  Penn National Gaming, Inc. 6.875%, 12/1/11 .......      490         504,700
  Scientific Games Corp. 144A 6.25%, 12/15/12 (b) ..      500         507,500
                                                                 ------------
                                                                    7,480,053
                                                                 ------------
CATALOG RETAIL--0.4%
  InterActiveCorp 7%, 1/15/13 ......................      875         932,990
                                                                 ------------
COMMERCIAL PRINTING--0.0%
  Donnelley (R.R.) & Sons 3.75%, 4/1/09 ............       75          72,630
                                                                 ------------
COMPUTER HARDWARE--0.1%
  International Business Machines Corp. 2.375%,
    11/1/06 ........................................      225         220,785
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.2%
  Case Corp. 7.25%, 1/15/16 ........................      500         478,750
                                                                 ------------
CONSUMER FINANCE--2.9%
  Capital One Bank 5.75%, 9/15/10 ..................      125         131,914
  Caterpillar Financial Services Corp. 2.35%,
    9/15/06 ........................................      200         196,092
  Ford Motor Credit Co. 6.625%, 6/16/08 ............      425         420,026
  Ford Motor Credit Co. 7.25%, 10/25/11 ............    1,525       1,467,459
  General Electric Capital Corp. 3.50%, 5/1/08 .....      500         491,887
  General Electric Capital Corp. 6%, 6/15/12 .......    1,870       2,039,456
  General Motors Acceptance Corp. 6.875%, 9/15/11 ..      583         538,160
  Household Finance Corp. 4.125%, 11/16/09 .........      275         272,028
  HSBC Finance Corp. 6.375%, 11/27/12 ..............    1,000       1,105,986
  SLM Corp. 3.95%, 8/15/08 .........................      250         247,894
  SLM Corp. 5.27%, 1/31/14 (c) .....................       50          50,158
                                                                 ------------
                                                                    6,961,060
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
  Convergys Corp. 4.875%, 12/15/09 .................    1,000         974,863
  Fiserv, Inc. 3%, 6/27/08 .........................      150         143,917
                                                                 ------------
                                                                    1,118,780
                                                                 ------------
DIVERSIFIED CHEMICALS--0.6%
  Cabot Corp. 144A 5.25%, 9/1/13 (b) ...............      750         764,719
  Huntsman LLC 10.641%, 7/15/11 (c) ................      500         535,000
  Nalco Co. 7.75%, 11/15/11 ........................       50          53,500
                                                                 ------------
                                                                    1,353,219
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--1.7%
  Adesa, Inc. 7.625%, 6/15/12 ......................      500         510,000
  ARAMARK Services, Inc. 7%, 5/1/07 ................      145         151,338
  ARAMARK Services, Inc. 6.375%, 2/15/08 ...........      110         115,273
  ARAMARK Services, Inc. 5%, 6/1/12 ................    1,000       1,001,336
  Cendant Corp. 6.25%, 1/15/08 .....................      195         203,408
  Cendant Corp. 6.25%, 3/15/10 .....................      175         186,363
  Cintas Corp. 6%, 6/1/12 ..........................       50          54,697

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
DIVERSIFIED COMMERCIAL SERVICES--CONTINUED
  Mobile Mini, Inc. 9.50%, 7/1/13 ..................  $ 1,500    $  1,666,875
  PHH Corp. 6%, 3/1/08 .............................      175         180,388
                                                                 ------------
                                                                    4,069,678
                                                                 ------------
DIVERSIFIED METALS & MINING--0.7%
  Freeport-McMoRan Copper & Gold, Inc. 10.125%,
    2/1/10 .........................................      500         558,750
  Glencore Funding LLC 144A 6%, 4/15/14 (b) ........    1,150       1,102,731
                                                                 ------------
                                                                    1,661,481
                                                                 ------------
DRUG RETAIL--0.3%
  NeighborCare, Inc. 6.875%, 11/15/13 ..............      750         787,500
                                                                 ------------
ELECTRIC UTILITIES--2.6%
  AmerenEnergy Generating Co. Series F 7.95%,
    6/1/32 .........................................       40          53,682
  Consumers Energy Co. Series J 6%, 2/15/14 ........    1,250       1,350,659
  Entergy Gulf States, Inc. 3.60%, 6/1/08 ..........    1,000         978,939
  MSW Energy Holdings LLC/MSW Energy Finance Co.,
    Inc. 8.50%, 9/1/10 .............................    1,000       1,062,500
  Northern States Power Co. 2.875%, 8/1/06 .........       35          34,586
  Pacific Gas & Electric Co. 3.60%, 3/1/09 .........      500         488,397
  PPL Capital Funding Trust I Series A 4.33%,
    3/1/09 .........................................    1,250       1,240,326
  Public Service Co. of Colorado Series A 6.875%,
    7/15/09 ........................................       25          27,235
  Southern California Edison Co. 7.625%, 1/15/10 ...      100         112,821
  Southern California Edison Co. 5%, 1/15/14 .......       50          51,382
  Southern California Edison Co. 6%, 1/15/34 .......      100         112,002
  Southern California Edison Co. 5.75%, 4/1/35 .....      125         135,357
  Southwestern Public Service Co. Series B 5.125%,
    11/1/06 ........................................      425         430,324
  Xcel Energy, Inc. 3.40%, 7/1/08 ..................      140         136,435
                                                                 ------------
                                                                    6,214,645
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--0.9%
  Jabil Circuit, Inc. 5.875%, 7/15/10 ..............    1,500       1,555,195
  Sanmina-SCI Corp. 144A 6.75%, 3/1/13 (b) .........      750         720,000
                                                                 ------------
                                                                    2,275,195
                                                                 ------------
ENVIRONMENTAL & FACILITIES SERVICES--0.4%
  Allied Waste North America 6.125%, 2/15/14 .......      500         466,875
  Waste Management, Inc. 7.375%, 8/1/10 ............      430         480,848
                                                                 ------------
                                                                      947,723
                                                                 ------------
FOREST PRODUCTS--0.5%
  Weyerhaeuser Co. 6.75%, 3/15/12 ..................    1,200       1,320,288
                                                                 ------------
GAS UTILITIES--0.1%
  Panhandle Eastern Pipe Line Co. LLC 4.80%,
    8/15/08 ........................................      100         101,239
  Panhandle Eastern Pipe Line Co. LLC Series B
    2.75%, 3/15/07 .................................       75          73,043
  Southwest Gas Corp. 7.625%, 5/15/12 ..............      140         161,048
                                                                 ------------
                                                                      335,330
                                                                 ------------
HEALTH CARE DISTRIBUTORS--0.5%
  AmerisourceBergen Corp. 8.125%, 9/1/08 ...........    1,000       1,090,000
                                                                 ------------
HEALTH CARE EQUIPMENT--0.6%
  Fisher Scientific International, Inc. 6.75%,
    8/15/14 ........................................    1,300       1,365,000
                                                                 ------------
HEALTH CARE FACILITIES--1.0%
  Community Health Systems, Inc. 6.50%, 12/15/12 ...      250         255,625
  HCA, Inc. 5.25%, 11/6/08 .........................      290         290,370
  HCA, Inc. 6.95%, 5/1/12 ..........................       55          58,576
  HCA, Inc. 6.30%, 10/1/12 .........................      900         926,086
  IASIS Healthcare LLC 8.75%, 6/15/14 ..............      500         545,000
  Manor Care, Inc. 6.25%, 5/1/13 ...................      370         395,967
                                                                 ------------
                                                                    2,471,624
                                                                 ------------

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
HEALTH CARE SERVICES--0.1%
  DaVita, Inc. 144A 6.625%, 3/15/13 (b) ............  $   250    $    259,375
  Fresenius Medical Capital Trust IV 7.875%,
    6/15/11 ........................................       25          27,000
  Quest Diagnostics, Inc. 7.50%, 7/12/11 ...........       35          40,358
                                                                 ------------
                                                                      326,733
                                                                 ------------
HOMEBUILDING--0.7%
  Horton (D.R.), Inc. 5%, 1/15/09 ..................      125         125,695
  K. Hovnanian Enterprises, Inc. 6.50%, 1/15/14 ....       75          75,938
  K. Hovnanian Enterprises, Inc. 6.375%, 12/15/14 ..    1,000       1,000,000
  KB Home 6.375%, 8/15/11 ..........................      500         522,827
  Toll Brothers, Inc. 6.875%, 11/15/12 .............       75          83,646
                                                                 ------------
                                                                    1,808,106
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--1.1%
  La Quinta Properties 7%, 8/15/12 .................      600         623,250
  Marriott International, Inc. 4.625%, 6/15/12 .....      500         495,067
  Royal Caribbean Cruises Ltd. 6.875%, 12/1/13 .....    1,250       1,337,500
  Starwood Hotels and Resorts Worldwide, Inc.
    6.75%, 11/15/05 ................................      300         303,375
                                                                 ------------
                                                                    2,759,192
                                                                 ------------
HOUSEHOLD PRODUCTS--0.1%
  Procter & Gamble Co. (The) 4.75%, 6/15/07 ........      195         197,905
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.0%
  Newell Rubbermaid, Inc. 4%, 5/1/10 ...............       50          48,462
                                                                 ------------
HYPERMARKETS & SUPER CENTERS--0.1%
  Wal-Mart Stores, Inc. 6.875%, 8/10/09 ............      250         275,510
                                                                 ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
  AES Corp. (The) 144A 8.75%, 5/15/13 (b) ..........      750         841,875
  TXU Corp. 144A 5.55%, 11/15/14 (b) ...............      500         487,428
  TXU Corp. Series C 6.375%, 1/1/08 ................      325         336,105
  TXU Energy Co. 7%, 3/15/13 .......................      125         139,404
                                                                 ------------
                                                                    1,804,812
                                                                 ------------
INDUSTRIAL MACHINERY--0.1%
  Kennametal, Inc. 7.20%, 6/15/12 ..................      225         251,709
                                                                 ------------
INTEGRATED OIL & GAS--0.8%
  Amerada Hess Corp. 6.65%, 8/15/11 ................    1,250       1,375,526
  ChevronTexaco Capital Co. 3.50%, 9/17/07 .........      260         257,480
  Occidental Petroleum Corp. 5.875%, 1/15/07 .......      130         133,290
  Occidental Petroleum Corp. 4.25%, 3/15/10 ........       80          79,721
                                                                 ------------
                                                                    1,846,017
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--3.3%
  Cincinnati Bell, Inc. 144A 7%, 2/15/15 (b) .......    1,000         982,500
  Citizens Communications Co. 9.25%, 5/15/11 .......      500         560,625
  Qwest Corp. 8.875%, 3/15/12 (c) ..................    1,250       1,365,625
  Sprint Capital Corp. 7.625%, 1/30/11 .............    1,000       1,142,079
  Sprint Capital Corp. 8.375%, 3/15/12 .............    1,000       1,202,821
  Verizon Global Funding Corp. 6.875%, 6/15/12 .....    2,500       2,837,165
                                                                 ------------
                                                                    8,090,815
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0.3%
  Jefferies Group, Inc. 5.50%, 3/15/16 .............      225         227,649
  Morgan Stanley 4.75%, 4/1/14 .....................      570         561,546
                                                                 ------------
                                                                      789,195
                                                                 ------------
LIFE & HEALTH INSURANCE--0.5%
  Americo Life, Inc. 144A 7.875%, 5/1/13 (b) .......      200         213,906
  New York Life Insurance Co. 144A 5.875%,
    5/15/33 (b) ....................................      100         109,301
  Protective Life Secured Trust 5.01%,
    5/10/10 (c) ....................................      750         740,700
  StanCorp Financial Group, Inc. 6.875%, 10/1/12 ...      225         247,973
                                                                 ------------
                                                                    1,311,880
                                                                 ------------

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
MANAGED HEALTH CARE--0.5%
  Coventry Health Care, Inc. 8.125%, 2/15/12 .......  $   500    $    542,500
  UnitedHealth Group, Inc. 5.20%, 1/17/07 ..........      130         132,091
  UnitedHealth Group, Inc. 3.30%, 1/30/08 ..........      220         214,904
  UnitedHealth Group, Inc. 4.875%, 4/1/13 ..........      125         128,145
  WellPoint Health Networks, Inc. 6.375%, 6/15/06 ..      260         265,582
                                                                 ------------
                                                                    1,283,222
                                                                 ------------
METAL & GLASS CONTAINERS--0.8%
  Ball Corp. 6.875%, 12/15/12 ......................    1,690       1,782,950
  Owens-Brockway Glass Container, Inc. 8.875%,
    2/15/09 ........................................      140         149,450
  Owens-Brockway Glass Container, Inc. 7.75%,
    5/15/11 ........................................       50          53,375
                                                                 ------------
                                                                    1,985,775
                                                                 ------------
MOTORCYCLE MANUFACTURERS--0.0%
  Harley Davidson, Inc. 144A 3.625%, 12/15/08 (b) ..      100          98,193
                                                                 ------------
MOVIES & ENTERTAINMENT--0.1%
  Time Warner, Inc. 6.875%, 5/1/12 .................      275         310,316
                                                                 ------------
MULTI-LINE INSURANCE--0.5%
  Assurant, Inc. 5.625%, 2/15/14 ...................      575         605,137
  Assurant, Inc. 6.75%, 2/15/34 ....................       75          85,692
  Farmers Insurance Exchange 144A 8.625%,
    5/1/24 (b) .....................................       75          93,104
  Liberty Mutual Group 144A 5.75%, 3/15/14 (b) .....      200         201,340
  Liberty Mutual Group 144A 7%, 3/15/34 (b) ........      150         157,860
  Liberty Mutual Insurance 144A 8.50%,
    5/15/25 (b) ....................................       25          31,379
                                                                 ------------
                                                                    1,174,512
                                                                 ------------
MULTI-UTILITIES--0.2%
  CMS Energy Corp. 7.75%, 8/1/10 ...................      100         108,000
  CMS Energy Corp. 7.50%, 1/15/09 ..................      125         132,188
  Dominion Resources, Inc. Series D 5.125%,
    12/15/09 .......................................      100         102,642
  MidAmerican Energy Holdings Co. 3.50%, 5/15/08 ...      200         194,903
                                                                 ------------
                                                                      537,733
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--0.5%
  Cooper Cameron Corp. 2.65%, 4/15/07 ..............      100          97,018
  Halliburton Co. 5.50%, 10/15/10 ..................      650         681,674
  Hornbeck Offshore Services, Inc. Series B 6.125%,
    12/1/14 ........................................      400         407,000
                                                                 ------------
                                                                    1,185,692
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--1.9%
  Anadarko Petroleum Corp. 3.25%, 5/1/08 ...........      345         335,833
  Chesapeake Energy Corp. 6.875%, 1/15/16 ..........    1,125       1,178,437
  Denbury Resources, Inc. 7.50%, 4/1/13 ............      400         421,000
  Devon Energy Corp. 2.75%, 8/1/06 .................      175         171,962
  Pemex Project Funding Master Trust (Mexico)
    6.125%, 8/15/08 ................................      200         207,600
  Pemex Project Funding Master Trust (Mexico)
    8.625%, 2/1/22 .................................      125         154,062
  Pemex Project Funding Master Trust (Mexico) 144A
    5.75%, 12/15/15 (b) ............................      500         497,750
  Pioneer Natural Resource Co. 5.875%, 7/15/16 .....    1,000       1,008,458
  Swift Energy Co. 7.625%, 7/15/11 .................      500         522,500
                                                                 ------------
                                                                    4,497,602
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.2%
  Kern River Funding Corp. 144A 4.893%,
    4/30/18 (b) ....................................       91          92,667
  Pacific Energy Partners LP/ Pacific Energy Finance
    Corp. 7.125%, 6/15/14 ..........................    1,190       1,245,037
  Plains All American Pipeline LP/PAA Finance Corp.
    5.625%, 12/15/13 ...............................      150         155,602
  Premcor Refining Group, Inc. (The) 9.25%,
    2/1/10 .........................................      750         832,500
  Tesoro Petroleum Corp. 8%, 4/15/08 ...............      500         530,000
                                                                 ------------
                                                                    2,855,806
                                                                 ------------

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
OIL & GAS STORAGE & TRANSPORTATION--1.2%
  AmeriGas Partners LP 144A 7.25%, 5/20/15 (b) .....  $   500    $    522,500
  Buckeye Partners LP 5.125%, 7/1/17 ...............    1,250       1,241,700
  Kaneb Pipe Line Operating Partnership LP 5.875%,
    6/1/13 .........................................      125         130,618
  Suburban Propane Partners LP 6.875%, 12/15/13 ....      500         477,500
  Williams Cos., Inc. (The) 7.125%, 9/1/11 .........      500         542,500
                                                                 ------------
                                                                    2,914,818
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
  American Real Estate Partners LP/American Real
    Estate Finance Corp. 8.125%, 6/1/12 ............    1,000       1,035,000
  Citigroup, Inc. 4.875%, 5/7/15 ...................      175         177,840
  OneAmerica Financial Partners, Inc. 144A 7%,
    10/15/33 (b) ...................................      175         206,190
                                                                 ------------
                                                                    1,419,030
                                                                 ------------
PACKAGED FOODS & MEATS--1.1%
  Dean Foods Co. 6.625%, 5/15/09 ...................      500         525,000
  Dean Foods Co. 6.90%, 10/15/17 ...................       50          52,500
  Kellogg Co. 2.875%, 6/1/08 .......................      400         385,353
  Kellogg Co. Series B 6.60%, 4/1/11 ...............       75          83,117
  Pilgrim's Pride Corp. 9.25%, 11/15/13 ............    1,500       1,672,500
                                                                 ------------
                                                                    2,718,470
                                                                 ------------
PAPER PACKAGING--0.5%
  Jefferson Smurfit Corp. 8.25%, 10/1/12 ...........    1,000       1,010,000
  Sealed Air Corp. 144A 5.375%, 4/15/08 (b) ........      250         256,017
                                                                 ------------
                                                                    1,266,017
                                                                 ------------
PAPER PRODUCTS--0.2%
  Solo Cup Co. 8.50%, 2/15/14 ......................      500         470,000
                                                                 ------------
PERSONAL PRODUCTS--0.1%
  Gillette Co. (The) 4.125%, 8/30/07 ...............      125         125,118
                                                                 ------------
PHOTOGRAPHIC PRODUCTS--0.4%
  Eastman Kodak Co. 7.25%, 11/15/13 ................    1,000       1,051,348
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--0.4%
  Berkley (W.R.) Corp. 5.875%, 2/15/13 .............       75          78,646
  Berkshire Hathaway Finance Corp. 4.625%,
    10/15/13 .......................................      100         100,076
  Fund American Cos., Inc. 5.875%, 5/15/13 .........      175         182,272
  Kingsway America, Inc. 7.50%, 2/1/14 .............      125         132,685
  Markel Corp. 6.80%, 2/15/13 ......................      175         192,466
  NYMAGIC, Inc. 6.50%, 3/15/14 .....................      150         148,271
  Progressive Corp. (The) 6.25%, 12/1/32 ...........       75          85,778
                                                                 ------------
                                                                      920,194
                                                                 ------------
PUBLISHING & PRINTING--0.2%
  Belo Corp. 7.125%, 6/1/07 ........................      165         171,207
  Belo Corp. 8%, 11/1/08 ...........................       75          81,498
  Dex Media East LLC/Dex Media East Finance Co.
    9.875%, 11/15/09 ...............................       25          27,688
  Dex Media, Inc. 8%, 11/15/13 .....................       50          53,375
  News America, Inc. 6.625%, 1/9/08 ................      250         263,807
                                                                 ------------
                                                                      597,575
                                                                 ------------
REGIONAL BANKS--0.2%
  Citizens Banking Corp. 5.75%, 2/1/13 .............       25          26,586
  Hudson United Bank 7%, 5/15/12 ...................       80          89,544
  Zions Bancorp. 2.70%, 5/1/06 .....................      125         123,714
  Zions Bancorp. 6%, 9/15/15 .......................      125         136,295
                                                                 ------------
                                                                      376,139
                                                                 ------------
REITS--2.0%
  Centerpoint Properties Trust 5.25%, 7/15/11 ......      500         512,162
  Health Care REIT, Inc. 5.875%, 5/15/15 ...........    1,775       1,805,489
  Host Marriott LP 144A 6.375%, 3/15/15 (b) ........      650         646,750
  iStar Financial, Inc. 5.375%, 4/15/10 ............    1,000       1,011,649

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
REITS--CONTINUED
  iStar Financial, Inc. 5.125%, 4/1/11 .............  $    75    $     74,798
  Mack-Cali Realty LP 5.125%, 2/15/14 ..............      700         706,366
                                                                 ------------
                                                                    4,757,214
                                                                 ------------
RESTAURANTS--0.0%
  Dominos, Inc. 8.25%, 7/1/11 ......................       30          32,100
                                                                 ------------
SOFT DRINKS--0.1%
  Coca Cola Enterprises, Inc. 7.125%, 8/1/17 .......      133         159,312
                                                                 ------------
SPECIALIZED CONSUMER SERVICES--0.8%
  Service Corporation International 6%, 12/15/05 ...       39          39,439
  Service Corporation International 7.70%,
    4/15/09 ........................................      750         806,250
  Stewart Enterprises, Inc. 144A 6.25%,
    2/15/13 (b) ....................................    1,000         995,000
                                                                 ------------
                                                                    1,840,689
                                                                 ------------
SPECIALTY CHEMICALS--0.4%
  Crompton Corp. 9.875%, 8/1/12 ....................      750         873,750
                                                                 ------------
SPECIALTY STORES--0.4%
  Office Depot, Inc. 6.25%, 8/15/13 ................    1,000       1,048,463
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--0.1%
  Chevy Chase Bank FSB 6.875%, 12/1/13 .............       75          77,812
  Sovereign Capital Trust 9%, 4/1/27 ...............       35          37,903
                                                                 ------------
                                                                      115,715
                                                                 ------------
TOBACCO--0.3%
  Reynolds (R.J.) Tobacco Holdings, Inc. 144A
    7.30%, 7/15/15 (b) .............................      750         753,750
                                                                 ------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $109,537,030) ...................              112,652,905
                                                                 ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--11.3%
  Adjustable Rate Mortgage Trust 05-3, 2A1 4.717%,
    7/25/35 (c) ....................................    1,921       1,920,959
  Argent Net Interest Margin Trust 04-WN9, A 144A
    5.19%, 10/25/34 (b) ............................      312         311,585
  Asset Backed Funding Corp. Net Interest Margin
    Trust 04-HE1, N1 144A 4.45%, 7/26/34 (b) .......      600         599,971
  Bear Stearns Structured Products, Inc. 04-15, A2
    P.O. 144A 0%, 11/27/34 (b) .....................      844         740,585
  Countrywide Home Loans Mortgage Pass-Through
    Trust 04-12, 12A1 4.85%, 8/25/34 (c) ...........    2,872       2,882,736
  Countrywide Home Loans Mortgage Pass-Through
    Trust 04-13, 1A1 5.50%, 8/25/34 ................    1,692       1,701,114
  Countrywide Partnership Trust Net Interest Margin
    04-EC1N N 144A 5%, 9/25/35 (b) .................      454         454,337
  DLJ Commercial Mortgage Corp. 98-CF2, A1B
    6.24%, 11/12/31 ................................      365         386,707
  Finance America Net Interest Margin Trust 04-1,
    A 144A 5.25%, 6/27/34 (b) ......................      461         458,795
  First Franklin Net Interest Margin Trust 04-FF7A,
    A 144A 5%, 9/27/34 (b) .........................      214         213,398
  First Franklin Net Interest Margin Trust 04-FF7A,
    B 144A 6.75%, 9/27/34 (b) ......................      539         535,684
  First Horizon Mortgage Pass-Through Trust 05-AR1,
    2A1 5.041%, 4/25/35 (c) ........................    1,730       1,729,965
  First Horizon Mortgage Pass-Through Trust 04-AR4,
    2A1 4.434%, 8/25/34 (c) ........................    3,388       3,375,279
  GMAC Commercial Mortgage Securities, Inc. 97-C2,
    A3 6.566%, 4/15/29 .............................      800         837,477
  GS Mortgage Securities Corp. II 99-C1, A2 6.11%,
    11/18/30 (c) ...................................      585         612,997
  Homestar Net Interest Margin Trust 04-3, A1 144A
    5.50%, 7/25/34 (b) .............................      352         352,528
  Lehman Brothers Commercial Conduit Mortgage
    Trust 99-C2, A2 7.325%, 10/15/32 ...............    2,100       2,323,188

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--CONTINUED
  Master Resecuritization Trust 04-3, CTFS 5%,
    10/28/34 .......................................  $ 1,175    $  1,153,233
  Master Resecuritization Trust 04-3, N 5%,
    3/28/34 ........................................      796         776,962
  Master Resecuritization Trust Alternative Loans
    Trust 02-3, M2 5.727%, 12/25/32 (c) ............    1,500       1,477,500
  Morgan Stanley Capital I 98-WF2, C 6.77%,
    7/15/30 ........................................    1,700       1,816,942
  Structured Asset Securities Corp. 05-1, 6A1 6%,
    2/25/35 ........................................    2,391       2,430,700
  Structured Asset Securities Corp. Net Interest
    Margin Trust 04-23XS  A 144A 5.50%,
    2/28/35 (b) ....................................      351         350,973
                                                                 ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $27,118,951) .............................      27,443,615
                                                                 ------------
FOREIGN GOVERNMENT SECURITIES--14.1%

AUSTRALIA--1.4%
  Commonwealth of Australia Series 1106 6.75%,
    11/15/06 .......................................    4,525(g)    3,514,280
                                                                 ------------
BRAZIL--0.9%
  Federative Republic of Brazil 11%, 8/17/40 .......    1,750       2,107,438
                                                                 ------------
BULGARIA--0.5%
  Republic of Bulgaria RegS 8.25%, 1/15/15 (f) .....    1,000       1,261,250
                                                                 ------------
COLOMBIA--0.7%
  Republic of Colombia 10%, 1/23/12 ................      500         585,000
  Republic of Colombia 8.25%, 12/22/14 .............    1,000       1,077,500
                                                                 ------------
                                                                    1,662,500
                                                                 ------------
EL SALVADOR--0.2%
  Republic of El Salvador 144A 7.625%,
    9/21/34 (b) ....................................      400         432,000
                                                                 ------------
GUATEMALA--0.3%
  Republic of Guatemala 144A 8.125%, 10/6/34 (b) ...      675         725,625
                                                                 ------------
INDONESIA--0.2%
  Republic of Indonesia 144A 6.75%, 3/10/14 (b) ....      500         500,000
                                                                 ------------
MEXICO--0.5%
  United Mexican States 4.625%, 10/8/08 ............       50          50,325
  United Mexican States 7.50%, 1/14/12 .............      650         737,100
  United Mexican States 6.625%, 3/3/15 .............      500         550,250
                                                                 ------------
                                                                    1,337,675
                                                                 ------------
NEW ZEALAND--0.9%
  Commonwealth of New Zealand Series 206 6.50%,
    2/15/06 ........................................    3,340(i)    2,325,533
                                                                 ------------
PANAMA--0.4%
  Republic of Panama 9.375%, 1/16/23 ...............      750         930,000
                                                                 ------------
PERU--0.5%
  Republic of Peru  8.375%, 5/3/16 .................      500         563,750
  Republic of Peru  8.75%, 11/21/33 ................      500         566,250
                                                                 ------------
                                                                    1,130,000
                                                                 ------------
PHILIPPINES--0.7%
  Republic of Philippines 10.625%, 3/16/25 .........    1,000       1,123,750
  Republic of Philippines 9.50%, 2/2/30 ............      500         511,500
                                                                 ------------
                                                                    1,635,250
                                                                 ------------
RUSSIA--3.7%
  Russian Federation 144A 5%, 3/31/30 (b)(c) .......    5,250       5,880,000
  Russian Federation RegS 8.25%, 3/31/10 (f) .......      800         872,720
  Russian Federation RegS 5%, 3/31/30 (f) ..........    2,000       2,241,250
                                                                 ------------
                                                                    8,993,970
                                                                 ------------

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
TURKEY--1.7%
  Republic of Turkey 10.50%, 1/13/08 ...............  $   500    $    562,500
  Republic of Turkey 11.50%, 1/23/12 ...............    1,150       1,474,875
  Republic of Turkey 7.25%, 3/15/15 ................      563         582,188
  Republic of Turkey 7%, 6/5/20 ....................      500         491,250
  Republic of Turkey 7.375%, 2/5/25 ................    1,000         995,600
                                                                 ------------
                                                                    4,106,413
                                                                 ------------
VENEZUELA--1.5%
  Republic of Venezuela 5.375%, 8/7/10 .............    3,300       3,082,362
  Republic of Venezuela 9.25%, 9/15/27 .............      500         525,500
                                                                 ------------
                                                                    3,607,862
                                                                 ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $32,901,979) .............................      34,269,796
                                                                 ------------
FOREIGN CORPORATE BONDS (d)--9.5%
AUSTRALIA--0.8%
  Commonwealth Bank Series TCD 6.75%, 12/1/07 ......    2,500(g)    1,960,108
                                                                 ------------
CANADA--1.9%
  Cascades, Inc. 7.25%, 2/15/13 ....................      750         736,875
  CHC Helicopter Corp. 7.375%, 5/1/14 ..............      685         686,712
  Corus Entertainment, Inc. 8.75%, 3/1/12 ..........       90          96,975
  Norske Skog Canada Ltd. 7.375%, 3/1/14 ...........      715         704,275
  Nova Chemicals Corp. 6.50%, 1/15/12 ..............      300         292,500
  Rogers Cable, Inc.  7.875%, 5/1/12 ...............    1,000       1,085,000
  Rogers Wireless Communications, Inc. 8%,
    12/15/12 .......................................      400         433,000
  Rogers Wireless Communications, Inc. 6.375%,
    3/1/14 .........................................      575         587,938
                                                                 ------------
                                                                    4,623,275
                                                                 ------------
CHILE--0.4%
  Enersis SA 7.375%, 1/15/14 .......................    1,000       1,081,413
                                                                 ------------
FRANCE--0.3%
  Compagnie Generale de Geophysique 144A 7.50%,
    5/15/15 (b) ....................................      750         785,625
                                                                 ------------
GERMANY--1.2%
  Deutsche Telekom International Finance BV 3.875%,
    7/22/08 ........................................      250         247,218
  Deutsche Telekom International Finance BV 8.50%,
    6/15/10 ........................................    1,000       1,158,935
  European Investment Bank 6%, 7/15/05 .............    1,860(g)    1,415,905
                                                                 ------------
                                                                    2,822,058
                                                                 ------------
HONG KONG--0.1%
  Hutchison Whampoa International Ltd. 144A 5.45%,
    11/24/10 (b) ...................................      150         154,985
                                                                 ------------
KAZAKHSTAN--1.4%
  Kazkommerts International BV 144A 7.875%,
    4/7/14 (b) .....................................    1,000       1,030,000
  Kazkommerts International BV RegS 10.125%,
    5/8/07 (f) .....................................      250         271,300
  Tengizchevroil Finance Co. 144A 6.124%,
    11/15/14 (b) ...................................    1,000       1,022,500
  TuranAlem Finance BV 144A 7.875%, 6/2/10 (b) .....    1,000       1,030,000
                                                                 ------------
                                                                    3,353,800
                                                                 ------------
LUXEMBOURG--0.2%
  Lighthouse International Co. SA 144A 8%,
    4/30/14 (b) ....................................      400(h)      499,794
                                                                 ------------
MALAYSIA--0.6%
  Malaysia International Shipping Corp. Capital Ltd.
    144A 6.125%, 7/1/14 (b) ........................    1,250       1,365,537
                                                                 ------------
MEXICO--0.4%
  America Movil SA de CV 5.50%, 3/1/14 .............    1,000         999,921
                                                                 ------------

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
NORWAY--0.2%
  Norske Skogindustrier ASA 144A 6.125%,
    10/15/15 (b) ...................................  $   600    $    613,753
                                                                 ------------

RUSSIA--0.5%
  Gazprom OAO 144A 9.625%, 3/1/13 (b) ..............      750         923,438
  OJSC Vimpel Communications 144A 8.375%,
    10/22/11 (b) ...................................      250         255,625
                                                                 ------------
                                                                    1,179,063
                                                                 ------------

UKRAINE--0.2%
  Kyivstar GSM 144A 7.75%, 4/27/12 (b) .............      375         375,938
                                                                 ------------
UNITED KINGDOM--0.9%
  British Sky Broadcasting Group plc 6.875%,
    2/23/09 ........................................    1,850       1,991,871
  Hanson Australia Funding Ltd. 5.25%, 3/15/13 .....      125         128,217
  SABMiller plc 144A 6.625%, 8/15/33 (b) ...........       75          85,582
                                                                 ------------
                                                                    2,205,670
                                                                 ------------

UNITED STATES--0.4%
  Crown European Holdings SA 10.25%, 3/1/11 ........      750(h)    1,036,952
                                                                 ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $22,349,563) .............................      23,057,892
                                                                 ------------

DOMESTIC CONVERTIBLE BONDS--0.0%
COMPUTER STORAGE & PERIPHERALS--0.0%
  Candescent Technologies Corp. Cv. 144A 8%,
    11/1/05 (b)(j)(k)(l) ...........................       50               0
                                                                 ------------

TOTAL DOMESTIC CONVERTIBLE BONDS
  (Identified cost $42,439) .................................               0
                                                                 ------------

                                                      SHARES
                                                      ------
DOMESTIC PREFERRED STOCKS--0.1%
REITS--0.0%
  Saul Centers, Inc. Pfd. 8% .......................      425          11,131
                                                                 ------------

THRIFTS & MORTGAGE FINANCE--0.1%
  Chevy Chase Bank Pfd. 8% .........................    3,925         109,507
  Chevy Chase Preferred Capital Corp. Series
    A Pfd. 10.375% .................................    1,225          71,540
                                                                 ------------
                                                                      181,047
                                                                 ------------
TOTAL DOMESTIC PREFERRED STOCKS
  (Identified cost $178,955) ................................         192,178
                                                                 ------------

                                                       SHARES        VALUE
                                                      -------    ------------
DOMESTIC COMMON STOCKS--0.0%
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
  AT&T Latin America Corp. Class A (l) .............   64,050    $        897
                                                                 ------------

TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $281,820) ................................             897
                                                                 ------------

WARRANTS--0.0%
COMMUNICATIONS EQUIPMENT--0.0%
  Loral Space & Communications, Inc. Strike $1.179,
    1/15/07 (j)(l) .................................    1,000               0
                                                                 ------------

TOTAL WARRANTS
  (Identified cost $0) ......................................               0
                                                                 ------------

TOTAL LONG TERM INVESTMENTS--98.6%
  (Identified cost $232,722,743) ............................     239,009,527
                                                                 ------------

                                                        PAR
                                                       VALUE
                                                       (000)
                                                      -------
SHORT-TERM INVESTMENTS--1.6%
COMMERCIAL PAPER--1.6%
  Alpine Securitization Corp. 3.39%, 7/1/05 ........  $ 4,005       4,005,000
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $4,005,000) ..............................       4,005,000
                                                                 ------------
TOTAL INVESTMENTS--100.2%
  (Identified cost $236,727,743) ............................     243,014,527(a)
  Other assets and liabilities, net--(0.2)% .................        (505,603)
                                                                 ------------
NET ASSETS--100.0% ..........................................    $242,508,924
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,296,008 and gross depreciation of $2,180,618 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $236,899,137.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $33,138,823 or 13.7% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.
(e) All or a portion segregated as collateral for forward currency contracts.
(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(g) Par value represents Australian Dollar.
(h) Par value represents Euro.
(i) Par value represents New Zealand Dollar.
(j) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2005, these securities amounted to a value of $0 or 0% of net assets.
(k) Restricted security. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(l) Non-income producing.

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $236,727,743) ............................................   $ 243,014,527
Receivables
  Interest and dividends .................................................................................       3,253,175
  Investment securities sold .............................................................................         478,720
  Fund shares sold .......................................................................................         211,168
Prepaid expenses .........................................................................................          21,533
                                                                                                             -------------
    Total assets .........................................................................................     246,979,123
                                                                                                             -------------

LIABILITIES
Cash overdraft ...........................................................................................       3,232,250
Payables
  Investment securities purchased ........................................................................         661,986
  Fund shares repurchased ................................................................................         130,636
  Investment advisory fee ................................................................................          99,604
  Administration fee .....................................................................................          14,542
  Financial agent fee ....................................................................................          13,564
  Trustees' fee ..........................................................................................           3,401
Unrealized depreciation on forward currency contracts ....................................................         227,237
Accrued expenses .........................................................................................          86,979
                                                                                                             -------------
    Total liabilities ....................................................................................       4,470,199
                                                                                                             -------------
NET ASSETS ...............................................................................................   $ 242,508,924
                                                                                                             =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .......................................................   $ 256,951,197
  Undistributed net investment income ....................................................................         970,987
  Accumulated net realized loss ..........................................................................     (21,468,328)
  Net unrealized appreciation ............................................................................       6,055,068
                                                                                                             -------------
NET ASSETS ...............................................................................................   $ 242,508,924
                                                                                                             =============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .........................      26,175,522
                                                                                                             =============
Net asset value and offering price per share .............................................................   $        9.26
                                                                                                             =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Interest ...............................................................................................   $   7,311,142
  Dividends ..............................................................................................           7,527
  Foreign taxes withheld .................................................................................          (4,478)
                                                                                                             -------------
    Total investment income ..............................................................................       7,314,191
                                                                                                             -------------
EXPENSES
  Investment advisory fee ................................................................................         606,325
  Financial agent fee ....................................................................................          81,089
  Administration fee .....................................................................................          88,524
  Custodian ..............................................................................................          38,536
  Professional ...........................................................................................          19,917
  Printing ...............................................................................................          18,285
  Trustees ...............................................................................................           6,860
  Miscellaneous ..........................................................................................          35,353
                                                                                                             -------------
    Total expenses .......................................................................................         894,889
    Custodian fees paid indirectly .......................................................................          (2,544)
                                                                                                             -------------
    Net expenses .........................................................................................         892,345
                                                                                                             -------------
NET INVESTMENT INCOME ....................................................................................       6,421,846
                                                                                                             -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments .......................................................................         918,105
  Net realized loss on foreign currency transactions .....................................................        (310,011)
  Net change in unrealized appreciation (depreciation) on investments ....................................      (5,220,140)
  Net change in unrealized appreciation (depreciation) on foreign currency transactions and translation ..        (255,742)
                                                                                                             -------------
NET LOSS ON INVESTMENTS ..................................................................................      (4,867,788)
                                                                                                             -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................................   $   1,554,058
                                                                                                             =============

                        See Notes to Financial Statements

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                       ENDED         YEAR ENDED
                                                                                   JUNE 30, 2005    DECEMBER 31,
                                                                                    (UNAUDITED)         2004
                                                                                   -------------   -------------
FROM OPERATIONS
  Net investment income (loss) .................................................   $   6,421,846   $  13,338,184
  Net realized gain (loss) .....................................................         608,094       3,969,737
  Net change in unrealized appreciation (depreciation) .........................      (5,475,882)     (1,328,252)
                                                                                   -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................       1,554,058      15,979,669
                                                                                   -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................................      (5,713,832)    (14,559,121)
                                                                                   -------------   -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....................      (5,713,832)    (14,559,121)
                                                                                   -------------   -------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (450,132 and 1,784,867 shares, respectively) ...       4,203,354      16,876,059
  Net asset value of shares issued in conjunction with Plan of Reorganization
    (0 and 5,476,476 shares, respectively) (See Note 9) ........................              --      50,639,637
  Net asset value of shares issued from reinvestment of distributions
    (623,736 and 1,571,329 shares, respectively) ...............................       5,713,832      14,559,121
  Cost of shares repurchased (1,406,414 and 3,467,997 shares, respectively) ....     (13,133,581)    (32,112,711)
                                                                                   -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....................      (3,216,395)     49,962,106
                                                                                   -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................      (7,376,169)     51,382,654
NET ASSETS
  Beginning of period ..........................................................     249,885,093     198,502,439
                                                                                   -------------   -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
    OF $970,987 AND $262,973, RESPECTIVELY) ....................................   $ 242,508,924   $ 249,885,093
                                                                                   =============   =============

* Prior year subscriptions of 5,050,217 shares, $47,243,185 and redemptions of 6,733,347 shares, $62,479,837 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                SIX MONTHS
                                                  ENDED                    YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2005   -----------------------------------------------------
                                               (UNAUDITED)      2004      2003(3)     2002      2001(2)      2000
                                              -------------   --------   --------   --------   --------    --------
Net asset value, beginning of period ......    $   9.43       $   9.39   $   8.76   $   8.55   $   8.75    $   8.92
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ............        0.25           0.55       0.58       0.61       0.72(1)     0.75
  Net realized and unrealized gain (loss) .       (0.20)          0.07       0.66       0.22      (0.21)      (0.19)
                                               --------       --------   --------   --------   --------    --------
    TOTAL FROM INVESTMENT OPERATIONS ......        0.05           0.62       1.24       0.83       0.51        0.56
                                               --------       --------   --------   --------   --------    --------
LESS DISTRIBUTIONS
  Dividends from net investment income ....       (0.22)         (0.58)     (0.61)     (0.62)     (0.71)      (0.73)
                                               --------       --------   --------   --------   --------    --------
    TOTAL DISTRIBUTIONS ...................       (0.22)         (0.58)     (0.61)     (0.62)     (0.71)      (0.73)
                                               --------       --------   --------   --------   --------    --------
CHANGE IN NET ASSET VALUE .................       (0.17)          0.04       0.63       0.21      (0.20)      (0.17)
                                               --------       --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD ............    $   9.26       $   9.43   $   9.39   $   8.76   $   8.55    $   8.75
                                               ========       ========   ========   ========   ========    ========
Total return ..............................        0.65%(5)       6.84%     14.58%     10.00%      6.09%       6.47%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ...    $242,509       $249,885   $198,502   $178,990   $167,229    $160,101

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ..................        0.74%(4)       0.73%      0.74%      0.69%      0.65%       0.65%
  Gross operating expenses ................        0.74%(4)       0.73%      0.74%      0.69%      0.71%       0.69%
  Net investment income ...................        5.30%(4)       5.68%      6.35%      7.05%      8.14%       8.45%
Portfolio turnover ........................          59%(5)        100%       156%       168%       188%        148%

(1)   Computed using average shares outstanding.
(2) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001, was to increase the ratio of net investment income to average net assets from 8.13% to 8.14%. There was no effect to net investment income per share and net realized and unrealized gain
      (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(3) In accordance with changes in generally accepted accounting principles, the series reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was a decrease of $0.01 to net investment income per share and an increase to net realized and unrealized gain (loss) per share of $0.01 for the period ended December 31, 2003. The net investment income ratio for the period ended December 31, 2003, changed by 0.06%.
(4)   Annualized.
(5)   Not annualized.

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Goodwin Multi-Sector Short Term Bond Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                               BEGINNING           ENDING      EXPENSES PAID
     GOODWIN MULTI-SECTOR SHORT TERM         ACCOUNT VALUE     ACCOUNT VALUE       DURING
               BOND SERIES                 DECEMBER 31, 2004   JUNE 30, 2005      PERIOD*
----------------------------------------   -----------------   -------------   -------------
Actual                                         $1,000.00         $1,006.10         $3.48

Hypothetical (5% return before expenses)        1,000.00          1,021.28          3.51

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.70%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

              PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                                [GRAPHIC OMITTED]

Domestic Corporate Bonds                36%
Non-Agency Mortgage-Backed
Securities                              16
Foreign Government Securities           13
Agency Mortgage-Backed
Securities                              13
Foreign Corporate Bonds                  8
Asset-Backed Securities                  4
Municipal Bonds                          3
Other                                    7

                            SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                  (UNAUDITED)

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
U.S. GOVERNMENT SECURITIES--2.3%
U.S. TREASURY NOTES--2.3%
  U.S. Treasury Note 3%, 11/15/07 ..................  $ 1,025    $  1,010,106
                                                                 ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $1,009,878) ..............................       1,010,106
                                                                 ------------
AGENCY MORTGAGE-BACKED SECURITIES--12.8%
  FHLMC 4.50%, 12/1/18 .............................    1,333       1,327,688
  FNMA 5%, 12/1/18 .................................      712         720,323
  FNMA 5%, 2/1/20 ..................................      146         147,526
  FNMA 4%, 6/1/20 ..................................      265         259,700
  FNMA 5.50%, 3/1/34 ...............................      456         462,824
  FNMA 6%, 8/1/34 ..................................      362         371,544
  FNMA 5.50%, 3/1/35 ...............................      628         636,572
  FNMA 5.50%, 4/1/35 ...............................    1,472       1,493,494
  FNMA 5%, 7/25/35 (j) .............................      150         150,507
                                                                 ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $5,585,187) ..............................       5,570,178
                                                                 ------------
MUNICIPAL BONDS--2.7%
CALIFORNIA--1.2%
  Sonoma County Pension Obligation Revenue Taxable
    Series A 2.43%, 12/1/06 (FGIC Insured) .........      250         245,225
  Ventura County Pension Funding General Obligation
    Taxable 6.58%, 11/1/06 (FSA Insured) ...........      250         258,942
                                                                 ------------
                                                                      504,167
                                                                 ------------
NEW YORK--0.7%
  New York State Dormitory Authority Revenue Taxable
    Series B 3.35%, 12/15/09 .......................      315         303,257
                                                                 ------------
PENNSYLVANIA--0.8%
Philadelphia School District Taxable Series C 4.29%,
  7/1/10 (FSA Insured) .............................      350         350,308
                                                                 ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $1,178,793) ..............................       1,157,732
                                                                 ------------
ASSET-BACKED SECURITIES--4.0%
  AmeriCredit Automobile Receivables Trust 01-D, A4
    4.41%, 11/12/08 ................................      119         119,150
  Bombardier Capital Mortgage Securitization Corp.
    99-A, A3 5.98%, 1/15/18 ........................      141         133,578
  Capital One Auto Finance Trust 05-BSS B 4.32%,
    5/15/10 ........................................      350         350,588

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
ASSET-BACKED SECURITIES--CONTINUED
  Carmax Auto Owner Trust 05-1 C 4.82%, 10/15/11 ...  $   200    $    201,957
  Chase Funding Mortgage Loan Trust 02-2, 1M2
    6.042%, 3/25/31 ................................      250         252,798
  DaimlerChrysler Auto Trust 05-A B 3.88%, 7/8/11 ..      250         247,175
  GMAC Mortgage Corp. Loan Trust 05-HE2, A3 4.622%,
    11/25/35 (c) ...................................      200         200,250
  Onyx Acceptance Auto Trust 03-D, A4 3.20%,
    3/15/10 ........................................      250         247,428
                                                                 ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $1,756,078) ..............................       1,752,924
                                                                 ------------
DOMESTIC CORPORATE BONDS--36.7%
AIRLINES--3.6%
  American Airlines, Inc. 01-1 6.977%, 5/23/21 .....      291         271,886
  Continental Airlines, Inc. 01-1 6.703%,
    12/15/22 .......................................      629         614,209
  Continental Airlines, Inc. 01-1, A2 6.503%,
    12/15/12 .......................................      131         129,333
  Continental Airlines, Inc. 98-1 A 6.648%,
    9/15/17 ........................................      159         157,027
  Delta Air Lines, Inc. 02-1, G-1 6.718%, 1/2/23 ...      253         265,096
  Delta Air Lines, Inc. 02-1, G-2 6.417%, 7/2/12 ...       68          71,540
  Northwest Airlines, Inc. 00-1 8.072%, 4/1/21 .....       60          66,026
                                                                 ------------
                                                                    1,575,117
                                                                 ------------
ALTERNATIVE CARRIERS--0.3%
  Time Warner Telecom Holdings, Inc. 7.268%, 2/15/11
    (c) ............................................      150         151,500
                                                                 ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
  Jones Apparel Group, Inc. 4.25%, 11/15/09 ........      225         219,569
                                                                 ------------
APPLICATION SOFTWARE--0.3%
  Activant Solutions, Inc. 144A 9.504%, 4/1/10
    (b) (c).........................................      125         130,000
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.6%
  Amvescap plc 4.50%, 12/15/09 .....................      250         250,890
                                                                 ------------
AUTO PARTS & EQUIPMENT--0.7%
  Dana Corp. 6.50%, 3/1/09 .........................      150         147,956
  Dura Operating Corp. Series D 9%, 5/1/09 .........       65          45,500
  Meritor Automotive, Inc. 6.80%, 2/15/09 ..........      125         124,375
                                                                 ------------
                                                                      317,831
                                                                 ------------
AUTOMOBILE MANUFACTURERS--1.4%
  American Honda Finance Corp. 144A 4.25%,
    3/11/08 (b) ....................................      250         251,009
  DaimlerChrysler NA Holding Corp. 4.05%, 6/4/08 ...      350         344,639
                                                                 ------------
                                                                      595,648
                                                                 ------------

                       See Notes to Financial Statements

              PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
AUTOMOTIVE RETAIL--0.5%
  AutoNation, Inc. 9%, 8/1/08 ......................  $   200    $    219,500
                                                                 ------------
BROADCASTING & CABLE TV--0.5%
  Cox Communications, Inc. 6.75%, 3/15/11 ..........      200         217,770
                                                                 ------------
CASINOS & GAMING--1.7%
  Argosy Gaming Co. 9%, 9/1/11 .....................      250         274,687
  GTECH Holdings Corp. 4.75%, 10/15/10 .............      250         248,812
  Harrah's Operating Co., Inc. 7.875%, 12/15/05 ....      200         203,500
                                                                 ------------
                                                                      726,999
                                                                 ------------
CONSUMER FINANCE--3.6%
  Ford Motor Credit Co. 6.625%, 6/16/08 ............       95          93,888
  Ford Motor Credit Co. 7.25%, 10/25/11 (e) ........      235         226,133
  General Electric Capital Corp. 6.125%, 2/22/11 ...      250         271,618
  General Motors Acceptance Corp. 6.125%, 9/15/06 ..       50          50,050
  General Motors Acceptance Corp. 4.602%,
    9/23/08 (c) (e) ................................      250         231,122
  Household Finance Corp. 4.125%, 11/16/09 .........      250         247,298
  MBNA Corp. 4.625%, 9/15/08 .......................      200         202,726
  SLM Corp. 4.08%, 2/1/10 (c) ......................      250         245,092
                                                                 ------------
                                                                    1,567,927
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--1.1%
  Computer Sciences Corp. 3.50%, 4/15/08 ...........      250         244,229
  Convergys Corp. 4.875%, 12/15/09 .................      250         243,716
                                                                 ------------
                                                                      487,945
                                                                 ------------
DISTILLERS & VINTNERS--0.5%
  Constellation Brands, Inc. Series B 8%,
    2/15/08 ........................................      200         214,000
                                                                 ------------
DIVERSIFIED BANKS--0.5%
  Wells Fargo & Co. 3.125%, 4/1/09 .................      250         241,755
                                                                 ------------
DIVERSIFIED CAPITAL MARKETS--0.6%
  Deutsche Bank AG NY Series GS 4.448%,
    3/22/12 (c) ....................................      250         246,075
                                                                 ------------
DIVERSIFIED CHEMICALS--0.6%
  ISP Holdings, Inc. Series B 10.625%, 12/15/09 ....      225         243,000
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--0.3%
  International Lease Finance Corp. 4.75%,
    1/13/12 ........................................      125         124,579
                                                                 ------------
ELECTRIC UTILITIES--1.6%
  Commonwealth Edison Co. Series 102 4.74%,
    8/15/10 ........................................      100         101,985
  Consumers Energy Co. Series H 4.80%, 2/17/09 .....      200         201,484
  Entergy Gulf States, Inc. 3.60%, 6/1/08 ..........      200         195,788
  Public Service Co. of Colorado Series 14 4.375%,
    10/1/08 ........................................      200         200,629
                                                                 ------------
                                                                      699,886
                                                                 ------------
ENVIRONMENTAL & FACILITIES SERVICES--0.9%
  Allied Waste North America Series B 8.50%,
    12/1/08 ........................................      100         105,375
  Waste Management, Inc. 7.375%, 8/1/10 ............      250         279,563
                                                                 ------------
                                                                      384,938
                                                                 ------------
FOOD RETAIL--0.6%
  Albertson's, Inc. 6.95%, 8/1/09 ..................      250         269,932
                                                                 ------------
FOREST PRODUCTS--0.5%
  Weyerhaeuser Co. 6.75%, 3/15/12 ..................      215         236,552
                                                                 ------------
HEALTH CARE EQUIPMENT--0.6%
  Fisher Scientific International, Inc. 6.75%,
    8/15/14 ........................................      250         262,500
                                                                 ------------
HOMEBUILDING--0.6%
  Horton (D.R.), Inc. 5%, 1/15/09 ..................      250         251,390
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.9%
  Hilton Hotels Corp. 7.625%, 5/15/08 ..............      200         216,070
  La Quinta Properties 7%, 8/15/12 .................      190         197,363
                                                                 ------------
                                                                      413,433
                                                                 ------------

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
HOUSEWARES & SPECIALTIES--0.8%
  Newell Rubbermaid, Inc. 4%, 5/1/10 ...............  $   350    $    339,231
                                                                 ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
  TXU Corp. 144A 4.80%, 11/15/09 (b)................      100          98,677
                                                                 ------------
INTEGRATED OIL & GAS--0.5%
  Amerada Hess Corp. 6.65%, 8/15/11 ................      200         220,084
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.2%
  Qwest Corp. 144A 7.875%, 9/1/11 (b) ..............      250         261,875
  Sprint Capital Corp. 6.375%, 5/1/09 ..............      250         266,064
                                                                 ------------
                                                                      527,939
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0.6%
  Merrill Lynch & Co. 4.125%, 9/10/09 ..............      250         248,939
                                                                 ------------
LIFE & HEALTH INSURANCE--0.6%
  Jackson National Life Global Funding 144A
    4.43%, 2/10/10 (b) (c) .........................      250         244,250
                                                                 ------------
MOVIES & ENTERTAINMENT--0.5%
  Time Warner, Inc. 6.875%, 5/1/12 .................      200         225,684
                                                                 ------------
MULTI-LINE INSURANCE--0.4%
  ASIF Global Financing XXIII 144A 3.90%,
    10/22/08 (b) ...................................      200         196,315
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--0.3%
  Halliburton Co. 5.50%, 10/15/10 ..................      125         131,091
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--0.4%
  Chesapeake Energy Corp. 6.875%, 1/15/16 ..........      150         157,125
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.4%
  Valero Energy Corp. 3.50%, 4/1/09 ................      200         191,982
                                                                 ------------
OIL & GAS STORAGE & TRANSPORTATION--0.6%
  Enterprise Products Operating Series B 4%,
    10/15/07 .......................................      250         247,502
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.0%
  MassMutual Global Funding II 144A 3.50%,
    3/15/10 (b) ....................................      250         240,852
  Textron Financial Corp. 4.60%, 5/3/10 ............      200         201,892
                                                                 ------------
                                                                      442,744
                                                                 ------------
PACKAGED FOODS & MEATS--0.5%
  Dean Foods Co. 6.625%, 5/15/09 ...................      100         105,000
  Pilgrim's Pride Corp. 9.25%, 11/15/13 ............      100         111,500
                                                                 ------------
                                                                      216,500
                                                                 ------------
PAPER PACKAGING--0.8%
  Jefferson Smurfit Corp. 8.25%, 10/1/12 ...........      100         101,000
  Packaging Corporation of America 4.375%, 8/1/08 ..      250         247,104
                                                                 ------------
                                                                      348,104
                                                                 ------------
PAPER PRODUCTS--0.6%
  Bowater, Inc. 6.41%, 3/15/10(c) ..................      165         167,888
  Georgia-Pacific Corp. 7.375%, 7/15/08 ............      100         106,875
                                                                 ------------
                                                                      274,763
                                                                 ------------
PUBLISHING & PRINTING--0.5%
  Dex Media West LLC/Dex Media Finance Co. 5.875%,
    11/15/11 .......................................      100          99,250
  Dex Media West LLC/Dex Media Finance Co. Series
    B 8.50%, 8/15/10 ...............................      100         109,000
                                                                 ------------
                                                                      208,250
                                                                 ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
  Colonial Realty LP 4.80%, 4/1/11 .................      250         246,960
                                                                 ------------
REITS--1.3%
  Heritage Property Investment Trust 4.50%,
    10/15/09 .......................................      250         248,659
  iStar Financial, Inc. 5.375%, 4/15/10 ............      200         202,330
  Simon Property Group LP 144A 4.60%, 6/15/10 (b) ..      125         125,070
                                                                 ------------
                                                                      576,059
                                                                 ------------

                       See Notes to Financial Statements

              PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
SPECIALIZED CONSUMER SERVICES--0.7%
  Service Corporation International 7.70%, 4/15/09..  $   300    $    322,500
                                                                 ------------
SPECIALTY CHEMICALS--0.6%
  Lubrizol Corp. 4.625%, 10/1/09 ...................      250         250,031
                                                                 ------------
TOBACCO--0.6%
  Altria Group, Inc. 5.625%, 11/4/08 ...............      150         155,617
  Reynolds (R.J.) Tobacco Holdings, Inc. 144A 6.50%,
    7/15/10 (b) ....................................      125         125,312
                                                                 ------------
                                                                      280,929
                                                                 ------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $16,037,990) ....................               16,044,395
                                                                 ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--15.6%
  Argent Net Interest Margin Trust 04-WN9, A
    144A 5.19%, 10/25/34 (b) .......................       32          32,405
Asset Backed Funding Corp. Net Interest Margin
    04-HE1, N1 144A 4.45%, 7/26/34 (b) .............       73          72,854
  Asset Backed Securities Corp. Net Interest Margin
    Trust 04-HE9, A1 144A 5%, 12/25/34 (b) .........       67          67,022
  Bear Stearns Asset Backed Securities Net
    Interest Margin 04-HE1N, A2 144A 5.50%,
    2/25/34 (b) ....................................      200         188,219
  Bear Stearns Asset Backed Securities Net
    Interest Margin  04-HE5N, A3 5%, 7/25/34 .......      100          93,125
  Bear Stearns Structured Products, Inc. 04-15,
    A2 P.O. 144A 0%, 11/27/34 (b) ..................      167         146,489
  Bear Stearns Structured Products, Inc. 04-6
    N P.O. 0%, 2/25/34 .............................      152         141,537
  Centex Home Equity 05-A, AF4 4.72%, 10/25/31 (c)..      250         248,776
  Chase Mortgage Finance Corp. 04-S1, M 5.098%,
    2/25/19 (c) ....................................       93          93,992
  Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
    3/25/34 ........................................      535         544,442
  Countrywide Home Loans Mortgage Pass-Through
    Trust 04-12, 12A1 4.85%, 8/25/34 (c) ...........      349         350,603
  Countrywide Home Loans Mortgage Pass-Through
    Trust 04-13, 1A1 5.50%, 8/25/34 ................      282         283,519
  Countrywide Partnership Trust Net Interest
    Margin 04-EC1N N 144A 5%, 9/25/35 (b) ..........      121         121,157
  Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
    6/15/35(b) .....................................      250         251,201
  CS First Boston Mortgage Securities Corp. 01-CK1,
    A2 6.25%, 12/16/35 .............................      250         261,826
  CS First Boston Mortgage Securities Corp. 03-8,
    3A24  5.50%, 4/25/33 ...........................      290         296,231
  CS First Boston Mortgage Securities Corp. 98-C1,
    B 6.59%, 5/17/40 ...............................      290         309,045
  First Franklin Net Interest Margin Trust
    04-FF7A, A 144A 5%, 9/27/34 (b) ................      113         112,315
  First Horizon Mortgage Pass Through Trust
    05-AR1, 2A1 5.041%, 4/25/35 (c) ................      384         384,436
  GMAC Mortgage Corp. Loan Trust 03-GH2, A2 3.69%,
    7/25/20 ........................................      168         167,328
  GMAC Mortgage Corp. Loan Trust 05-AR2, 2A 4.887%,
    5/25/35 (c) ....................................      488         490,385
  GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b) ..........      196         195,601
  GSAMP Trust Net Interest Margin 04-1, N1 144A
    5.50%, 9/25/34 (b) .............................      111         110,848
  Homestar Net Interest Margin Trust 04-3, A1 144A
    5.50%, 7/25/34 (b) .............................       99          98,708
  Merrill Lynch Mortgage Investors, Inc. 96-C1,
    C 7.42%, 4/25/28 ...............................       95          95,945
  Park Place Securities Net Interest Margin Trust
    04-MCW1 B 144A 7.385%, 9/25/34 (b) .............      150         150,633
  Residential Asset Mortgage Products, Inc. 03-RS6,
    AI3 3.08%, 12/25/28 ............................      196         194,451
  Residential Funding Mortgage Securities I 05-SA1,
    2A 4.917%, 3/25/35 (c) .........................      283         284,649

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                      -------    ------------
  Residential Funding Mortgage Securities II
    05-HI2, A3 4.46%, 8/25/16 ......................  $   250    $    250,000
  Sharp SP I LLC Net Interest Margin Trust
    04-FM1N,N 144A 6.16%, 9/25/33 (b) ..............       32          31,790
  Starwood Commercial Mortgage Trust 99-C1A, A1 144A
    6.60%, 2/3/14 (b) ..............................      225         234,613
  Structured Asset Securities Corp. Net Interest
    Margin Trust 04-23XS A 144A 5.50%,
    2/28/35 (b) ....................................       78          77,994
  Wells Fargo Mortgage Backed Securities Trust
   04-EE, 2A3 3.989%, 1/25/35 (c) ..................      232         228,412
  Wells Fargo Mortgage Backed Securities Trust
    05-AR10, 2A16 4.111%, 6/25/35 (c) ..............      210         208,753
                                                                 ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $6,836,099) .....................                6,819,304
                                                                 ------------
FOREIGN GOVERNMENT SECURITIES--13.2%
AUSTRALIA--1.2%
  Commonwealth of Australia Series 1106 6.75%,
    11/15/06 .......................................      705(g)      547,529
                                                                 ------------
BRAZIL--2.3%
  Federative Republic of Brazil 9.25%, 10/22/10 ....      100         111,750
  Federative Republic of Brazil 8%, 4/15/14 ........      554         567,466
  Federative Republic of Brazil DCB-L 4.313%,
    4/15/12 (c) ....................................      329         317,166
                                                                 ------------
                                                                      996,382
                                                                 ------------
CHILE--0.6%
  Republic of Chile 3.587%, 1/28/08 (c) ............      250         251,250
                                                                 ------------
COLOMBIA--0.2%
  Republic of Colombia 8.625%, 4/1/08 ..............      100         110,750
                                                                 ------------
INDONESIA--0.4%
  Republic of Indonesia 7.75%, 8/1/06 ..............      150         155,625
                                                                 ------------
MEXICO--1.0%
  United Mexican States 4.625%, 10/8/08 ............      200         201,300
  United Mexican States 3.84%, 1/13/09 (c) .........      250         253,500
                                                                 ------------
                                                                      454,800
                                                                 ------------
NEW ZEALAND--1.0%
  Commonwealth of New Zealand Series 206 6.50%,
    2/15/06 ........................................      620(h)      431,686
                                                                 ------------
PHILIPPINES--1.3%
  Republic of Philippines 8.375%, 3/12/09 ..........      100         106,375
  Republic of Philippines 8.375%, 2/15/11 ..........      450         468,000
                                                                 ------------
                                                                      574,375
                                                                 ------------
RUSSIA--1.9%
  Russian Federation 144A 8.25%, 3/31/10 (b) .......      250         272,650
  Russian Federation RegS 8.25%, 3/31/10 (f) .......      500         545,450
                                                                 ------------
                                                                      818,100
                                                                 ------------
TURKEY--1.6%
  Republic of Turkey 10.50%, 1/13/08 ...............      350         393,750
  Republic of Turkey 11.75%, 6/15/10 ...............      250         311,875
                                                                 ------------
                                                                      705,625
                                                                 ------------
UKRAINE--0.8%
  Republic of Ukraine 144A 6.365%, 8/5/09 (b) (c) ..      250         270,313
  Republic of Ukraine RegS 11%, 3/15/07(f) .........       56          59,228
                                                                 ------------
                                                                      329,541
                                                                 ------------
VENEZUELA--0.9%
  Republic of Venezuela 5.375%, 8/7/10 .............      400         373,619
                                                                 ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $5,633,620) .....................                5,749,282
                                                                 ------------

                        See Notes to Financial Statements

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
FOREIGN CORPORATE BONDS(d)--7.9%
AUSTRALIA--1.0%
  Commonwealth Bank Series TCD 6.75%, 12/1/07 ......      300(g) $    235,213
  Westfield Capital Corp. 144A 4.375%,
    11/15/10 (b) ...................................  $   200         199,688
                                                                 ------------
                                                                      434,901
                                                                 ------------
BRAZIL--0.2%
  Petrobras International Finance Co. 9.125%,
    7/2/13 .........................................      100         114,250
                                                                 ------------
CANADA--0.2%
  Thomson Corp. (The) 4.25%, 8/15/09 ...............      100          98,986
                                                                 ------------
GERMANY--1.1%
  European Investment Bank 6%, 7/15/05 .............      658(g)      500,895
                                                                 ------------
HONG KONG--0.6%
  Hutchison Whampoa International Ltd. 144A 5.45%,
    11/24/10 (b) ...................................      250         258,309
                                                                 ------------
INDIA--0.6%
  Vedanta Resources plc 144A 6.625%, 2/22/10 (b) ...      250         246,979
                                                                 ------------
ITALY--0.6%
  Telecom Italia Capital SA 4%, 11/15/08 ...........      250         246,225
                                                                 ------------
KAZAKHSTAN--0.6%
  Kazkommerts International BV 144A 10.125%,
    5/8/07 (b) .....................................      250         272,500
                                                                 ------------
MALAYSIA--0.5%
  Malaysia International Shipping Corp. Capital
    Ltd. 144A 5%, 7/1/09 (b) .......................      200         203,888
                                                                 ------------
MEXICO--1.1%
  America Movil SA de CV 3.805%, 4/27/07 (c) .......      250         249,625
  America Movil SA de CV 4.125%, 3/1/09 ............      250         244,804
                                                                 ------------
                                                                      494,429
                                                                 ------------
POLAND--0.6%
  Telekomunikacja Polska SA Finance BV 144A 7.75%,
    12/10/08(b) ....................................      225         248,326
                                                                 ------------
QATAR--0.5%
  Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
    3.437%, 9/15/09(b) .............................      208         203,900
                                                                 ------------
SOUTH KOREA--0.3%
  Export-Import Bank of Korea 4.50%, 8/12/09 .......      120         120,432
                                                                 ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $3,416,122) ..............................       3,444,020
                                                                 ------------
LOAN AGREEMENTS--3.6%
BROADCASTING & CABLE TV--0.8%
  DIRECTV Holdings LLC Tranche Loan B 4.454%,
    4/13/13 (c) ....................................      100         100,750
  Mediacom LLC Tranche Loan B 4.884%, 3/31/13 (c) ..      250         252,500
                                                                 ------------
                                                                      353,250
                                                                 ------------

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------    ------------
ENVIRONMENTAL & FACILITIES SERVICES--0.3%
  Allied Waste Industries, Inc. 4.78%, 1/15/12
    (c) ............................................  $    34    $     33,890
  Allied Waste Industries, Inc. 5.03%, 1/15/12
    (c) ............................................       91          91,501
                                                                 ------------
                                                                      125,391
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
  Mosaic Global Holdings, IncTranche Loan B
    4.277%, 2/21/12 (c) (i) ........................      125         126,562
                                                                 ------------
HEALTH CARE FACILITIES--0.4%
  LifePoint Hospitals, Inc. Tranche Loan B 4.775%,
    4/15/12 (c) ....................................      175         175,438
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.5%
  NTELOS, Inc. Tranche Loan B 7%, 8/24/11 (c) ......      225         225,281
                                                                 ------------
PAPER PRODUCTS--0.5%
  NewPage Corp. Tranche Loan B 6.38%, 5/2/11 (c) ...      225         227,672
                                                                 ------------
REITS--0.6%
  General Growth Properties, Inc. B 4.84%, 11/12/08
    (c) ............................................      250         252,656
                                                                 ------------
TEXTILES--0.2%
  Xerium Technologies, Inc. 5.28%, 5/1/12(c) .......      100         101,000
                                                                 ------------
TOTAL LOAN AGREEMENTS
  (Identified cost $1,580,442) ..............................       1,587,250
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--98.8%
  (Identified cost $43,034,209) .............................      43,135,191
                                                                 ------------
SHORT-TERM INVESTMENTS--2.2%
COMMERCIAL PAPER--2.2%
  UBS Finance Delaware LLC 3.37%, 7/1/05 ...........      980         980,000
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $980,000) ................................         980,000
                                                                 ------------
TOTAL INVESTMENTS--101.0%
  (Identified cost $44,014,209) .............................      44,115,191(a)
  Other assets and liabilities, net--(1.0)% .................        (433,986)
                                                                 ------------
NET ASSETS--100.0% ..........................................    $ 43,681,205
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $461,344 and gross depreciation of $379,790 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $44,033,637.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $5,741,762 or 13.1% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.
(e) All or a portion segregated as collateral for forward currency contracts, when-issued securities, or delayed delivery transactions.
(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(g)   Par value represents Australian Dollar.
(h)   Par value represents New Zealand Dollar.
(i)   This security has a delayed delivery settlement date.
(j)   When-issued security.

                        See Notes to Financial Statements

              PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost
  $44,014,209) ..............................................  $ 44,115,191
Receivables
  Interest ..................................................       436,730
  Fund shares sold ..........................................       139,786
Prepaid expenses ............................................         3,771
                                                               ------------
    Total assets ............................................    44,695,478
                                                               ------------
LIABILITIES
Cash overdraft ..............................................       270,120
Payables
  Investment securities purchased ...........................       595,900
  Fund shares repurchased ...................................        59,492
  Financial agent fee .......................................         4,672
  Trustees' fee .............................................         3,401
  Administration fee ........................................         2,582
  Investment advisory fee ...................................           580
Unrealized depreciation on forward currency contracts .......        31,241
Accrued expenses ............................................        46,285
                                                               ------------
    Total liabilities .......................................     1,014,273
                                                               ------------
NET ASSETS ..................................................  $ 43,681,205
                                                               ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ..........  $ 43,824,528
  Undistributed net investment income .......................       130,280
  Accumulated net realized loss .............................      (342,708)
  Net unrealized appreciation ...............................        69,105
                                                               ------------
NET ASSETS ..................................................  $ 43,681,205
                                                               ============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization ...................................     4,350,540
                                                               ============
Net asset value and offering price per share ................  $      10.04
                                                               ============
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Interest ..................................................  $  1,040,170
  Foreign taxes withheld ....................................          (196)
                                                               ------------
    Total investment income .................................     1,039,974
                                                               ------------
EXPENSES
  Investment advisory fee ...................................       102,253
  Financial agent fee .......................................        26,545
  Administration fee ........................................        14,929
  Professional ..............................................        17,151
  Custodian .................................................        15,455
  Printing ..................................................        11,722
  Trustees ..................................................         6,860
  Miscellaneous .............................................        13,725
                                                               ------------
    Total expenses ..........................................       208,640
    Less expenses reimbursed by investment advisor ..........       (65,470)
    Custodian fees paid indirectly ..........................           (16)
                                                               ------------
    Net expenses ............................................       143,154
                                                               ------------
NET INVESTMENT INCOME .......................................       896,820
                                                               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments ..........................      (112,516)
  Net realized loss on foreign currency transactions ........       (35,681)
  Net change in unrealized appreciation (depreciation)
    on investments ..........................................      (445,728)
  Net change in unrealized appreciation (depreciation)
    on foreign currency transactions and translation ........       (37,065)
                                                               ------------
NET LOSS ON INVESTMENTS .....................................      (630,990)
                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........  $    265,830
                                                               ============

                       See Notes to Financial Statements

              PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED        YEAR ENDED
                                                                JUNE 30, 2005   DECEMBER 31,
                                                                 (UNAUDITED)        2004
                                                                -------------   ------------
FROM OPERATIONS
  Net investment income (loss) ...............................  $     896,820   $  1,324,482
  Net realized gain (loss) ...................................       (148,197)      (173,371)
  Net change in unrealized appreciation (depreciation) .......       (482,793)       340,320
                                                                -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS ...............................................        265,830      1,491,431
                                                                -------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ......................................       (765,522)    (1,321,660)
                                                                -------------   ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ..       (765,522)    (1,321,660)
                                                                -------------   ------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (1,190,601 and 3,210,079
    shares, respectively) ....................................     12,030,258     32,372,131
  Net asset value of shares issued from reinvestment of
    distributions (76,772 and 131,168 shares, respectively) ..        765,522      1,321,660
  Cost of shares repurchased (473,505 and 1,908,484 shares,
    respectively) ............................................     (4,751,026)   (19,075,455)
                                                                -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..      8,044,754     14,618,336
                                                                -------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS ......................      7,545,062     14,788,107
NET ASSETS
  Beginning of period ........................................     36,136,143     21,348,036
                                                                -------------   ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME AND DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
    INCOME OF $130,280 AND ($1,018), RESPECTIVELY) ...........  $  43,681,205   $ 36,136,143
                                                                =============   ============

* Prior year subscriptions of 3,831,844 shares, $38,645,326 and redemptions of 2,530,249 shares, $25,348,650 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                               SIX MONTHS          YEAR          FROM INCEPTION
                                                  ENDED            ENDED         JUNE 2, 2003 TO
                                              JUNE 30, 2005     DECEMBER 31,      DECEMBER 31,
                                               (UNAUDITED)         2004              2003
                                              -------------     ------------     ---------------
Net asset value, beginning of period .......   $  10.16          $  10.05         $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .............       0.21              0.42              0.24
  Net realized and unrealized gain (loss) ..      (0.15)             0.11              0.05
                                               --------          --------         ---------
    TOTAL FROM INVESTMENT OPERATIONS .......       0.06              0.53              0.29
                                               --------          --------         ---------
LESS DISTRIBUTIONS
  Dividends from net investment income .....      (0.18)            (0.42)            (0.24)
                                               --------          --------         ---------
    TOTAL DISTRIBUTIONS ....................      (0.18)            (0.42)            (0.24)
                                               --------          --------         ---------
CHANGE IN NET ASSET VALUE ..................      (0.12)             0.11              0.05
                                               --------          --------         ---------
NET ASSET VALUE, END OF PERIOD .............   $  10.04          $  10.16         $   10.05
                                               ========          ========         =========
Total return ...............................       0.61%(2)          5.34%             2.96%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ....   $ 43,681          $ 36,136         $  21,348
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ...................       0.70%(1)          0.51%(3)          0.20%(1)
  Gross operating expenses .................       1.02%(1)          1.08%             1.54%(1)
  Net investment income ....................       4.39%(1)          4.37%             4.90%(1)
Portfolio turnover .........................         51%(2)            79%               50%(2)

(1)   Annualized.
(2)   Not annualized.
(3) Represents blended net expense ratio. See Note 3 (1) in the Notes to Financial Statements.

                        See Notes to Financial Statements

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Kayne Rising Dividends Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                              BEGINNING          ENDING     EXPENSES PAID
                                            ACCOUNT VALUE    ACCOUNT VALUE      DURING
     KAYNE RISING DIVIDENDS SERIES        DECEMBER 31, 2004  JUNE 30, 2005     PERIOD*
----------------------------------------  -----------------  -------------  -------------
Actual                                        $1,000.00        $  967.00       $4.15

Hypothetical (5% return before expenses)       1,000.00         1,020.53        4.27

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.85%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                     PHOENIX-KAYNE RISING DIVIDENDS SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                               [GRAPHIC OMITTED]

Financials                        23%
Consumer Staples                  16
Information Technology            16
Health Care                       13
Consumer Discretionary            11
Industrials                       10
Energy                             4
Other                              7

                            SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                  (UNAUDITED)

                                                        SHARES       VALUE
                                                      ---------  ------------
DOMESTIC COMMON STOCKS--99.2%
ASSET MANAGEMENT & CUSTODY BANKS--1.9%
  State Street Corp. ...............................      6,890  $    332,442
                                                                 ------------
BREWERS--1.5%
  Anheuser-Busch Cos., Inc. ........................      5,600       256,200
                                                                 ------------
COMPUTER HARDWARE--1.6%
  International Business Machines Corp. ............      3,600       267,120
                                                                 ------------
CONSUMER FINANCE--1.5%
  American Express Co. .............................      4,815       256,302
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--4.2%
  Automatic Data Processing, Inc. ..................     10,400       436,488
  Paychex, Inc. ....................................      8,600       279,844
                                                                 ------------
                                                                      716,332
                                                                 ------------
DIVERSIFIED BANKS--8.2%
  Bank of America Corp. ............................      9,450       431,015
  U.S. Bancorp .....................................      9,100       265,720
  Wells Fargo & Co. ................................     11,650       717,407
                                                                 ------------
                                                                    1,414,142
                                                                 ------------
DIVERSIFIED CHEMICALS--2.5%
  Du Pont (E.I.) de Nemours & Co. ..................     10,160       436,982
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--1.9%
  Cintas Corp. .....................................      8,400       324,240
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--2.6%
  Emerson Electric Co. .............................      7,000       438,410
                                                                 ------------
FOOD DISTRIBUTORS--2.3%
  Sysco Corp. ......................................     10,950       396,281
                                                                 ------------
HEALTH CARE EQUIPMENT--2.2%
  Medtronic, Inc. ..................................      7,260       375,995
                                                                 ------------
HOME FURNISHINGS--2.2%
  Leggett & Platt, Inc. ............................     14,300       380,094
                                                                 ------------
HOME IMPROVEMENT RETAIL--3.3%
  Home Depot, Inc. (The) ...........................     14,670       570,663
                                                                 ------------
HOUSEHOLD PRODUCTS--3.1%
  Procter & Gamble Co. (The) .......................      9,930       523,808
                                                                 ------------
HYPERMARKETS & SUPER CENTERS--3.1%
  Wal-Mart Stores, Inc. ............................     10,895       525,139
                                                                 ------------

                                                       SHARES        VALUE
                                                      ---------  ------------
INDUSTRIAL CONGLOMERATES--4.4%
  General Electric Co. .............................     22,000  $    762,300
                                                                 ------------
INDUSTRIAL MACHINERY--1.4%
  Illinois Tool Works, Inc. ........................      2,985       237,845
                                                                 ------------
INTEGRATED OIL & GAS--4.1%
  Exxon Mobil Corp. ................................     12,400       712,628
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.6%
  SBC Communications, Inc. .........................     18,785       446,144
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--1.5%
  Morgan Stanley ...................................      4,885       256,316
                                                                 ------------
LIFE & HEALTH INSURANCE--1.7%
  AFLAC, Inc. ......................................      6,880       297,766
                                                                 ------------
MOTORCYCLE MANUFACTURERS--2.1%
  Harley-Davidson, Inc. ............................      7,400       367,040
                                                                 ------------
MULTI-LINE INSURANCE--2.7%
  American International Group, Inc. ...............      7,900       458,990
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.7%
  Citigroup, Inc. ..................................     13,600       628,728
                                                                 ------------
PACKAGED FOODS & MEATS--1.1%
  Wrigley (Wm.) Jr. Co. ............................      2,680       184,491
                                                                 ------------
PHARMACEUTICALS--11.0%
  Johnson & Johnson ................................     12,170       791,050
  Lilly (Eli) & Co. ................................      5,755       320,611
  Pfizer, Inc. .....................................     27,995       772,102
                                                                 ------------
                                                                    1,883,763
                                                                 ------------
PUBLISHING & PRINTING--1.8%
  Gannett Co., Inc. ................................      4,300       305,859
                                                                 ------------
REGIONAL BANKS--1.6%
  Synovus Financial Corp. ..........................      9,800       280,966
                                                                 ------------
SEMICONDUCTORS--6.8%
  Intel Corp. ......................................     26,400       687,984
  Linear Technology Corp. ..........................     13,051       478,841
                                                                 ------------
                                                                    1,166,825
                                                                 ------------
SOFT DRINKS--5.3%
  Coca-Cola Co. (The) ..............................     13,325       556,319
  PepsiCo, Inc. ....................................      6,680       360,252
                                                                 ------------
                                                                      916,571
                                                                 ------------

                       See Notes to Financial Statements

                     PHOENIX-KAYNE RISING DIVIDENDS SERIES

                                                        SHARES       VALUE
                                                      ---------  ------------
SPECIALTY STORES--1.7%
  Tiffany & Co. ....................................      8,675  $    284,193
                                                                 ------------
SYSTEMS SOFTWARE--3.6%
  Microsoft Corp. ..................................     25,068       622,689
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $15,690,956) ....................               17,027,264
                                                                 ------------
TOTAL INVESTMENTS--99.2%
  (Identified cost $15,690,956) ....................               17,027,264(a)
  Other assets and liabilities, net--0.8% ..........                  144,908
                                                                 ------------
NET ASSETS--100.0% .................................             $ 17,172,172
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,739,896 and gross depreciation of $420,992 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $15,708,360.

                        See Notes to Financial Statements

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $15,690,956) ...................   $ 17,027,264
Cash ...........................................................................         81,881
Receivables
  Investment securities sold ...................................................         86,517
  Dividends ....................................................................         24,038
  Fund shares sold .............................................................         10,221
  Receivable from advisor ......................................................          1,176
Prepaid expenses ...............................................................          1,588
                                                                                   ------------
    Total assets ...............................................................     17,232,685
                                                                                   ------------
LIABILITIES
Payables
  Fund shares repurchased ......................................................         14,636
  Professional fee .............................................................         18,920
  Printing fee .................................................................         14,170
  Financial agent fee ..........................................................          3,533
  Trustees' fee ................................................................          3,401
  Administration fee ...........................................................          1,052
Accrued expenses ...............................................................          4,801
                                                                                   ------------
    Total liabilities ..........................................................         60,513
                                                                                   ------------
NET ASSETS .....................................................................   $ 17,172,172
                                                                                   ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............................   $ 15,927,162
  Undistributed net investment income ..........................................        112,313
  Accumulated net realized loss ................................................       (203,611)
  Net unrealized appreciation ..................................................      1,336,308
                                                                                   ------------
NET ASSETS .....................................................................   $ 17,172,172
                                                                                   ============
Shares of beneficial interest outstanding, $1 par value, unlimited
  authorization ................................................................      1,507,546
                                                                                   ============
Net asset value and offering price per share ...................................   $      11.39
                                                                                   ============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends ....................................................................   $    186,863
  Interest .....................................................................          2,157
                                                                                   ------------
    Total investment income ....................................................        189,020
                                                                                   ------------
EXPENSES
  Investment advisory fee ......................................................         63,171
  Financial agent fee ..........................................................         20,380
  Administration fee ...........................................................          6,587
  Professional .................................................................         16,508
  Printing .....................................................................         10,796
  Trustees .....................................................................          6,860
  Custodian ....................................................................          4,582
  Miscellaneous ................................................................          8,615
                                                                                   ------------
    Total expenses .............................................................        137,499
    Less expenses reimbursed by investment advisor .............................        (60,792)
                                                                                   ------------
    Net expenses ...............................................................         76,707
                                                                                   ------------
NET INVESTMENT INCOME ..........................................................        112,313
                                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments .............................................        (61,231)
  Net change in unrealized appreciation (depreciation) on investments ..........       (662,288)
                                                                                   ------------
NET LOSS ON INVESTMENTS ........................................................       (723,519)
                                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $   (611,206)
                                                                                   ============

                       See Notes to Financial Statements

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS
                                                                                               ENDED          YEAR ENDED
                                                                                           JUNE 30, 2005     DECEMBER 31,
                                                                                            (UNAUDITED)           2004
                                                                                           -------------     ------------
FROM OPERATIONS
  Net investment income (loss) .........................................................   $    112,313      $    265,983
  Net realized gain (loss) .............................................................        (61,231)         (128,949)
  Net change in unrealized appreciation (depreciation) .................................       (662,288)          731,893
                                                                                           ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................       (611,206)          868,927
                                                                                           ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................................             --          (267,675)
                                                                                           ------------      ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............................             --          (267,675)
                                                                                           ------------      ------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (106,554 and 602,060 shares, respectively) .............      1,227,432         6,978,010
  Net asset value of shares issued from reinvestment of distributions
    (0 and 22,725 shares, respectively) ................................................             --           267,675
  Cost of shares repurchased (264,732 and 173,749 shares, respectively) ................     (3,064,860)       (2,009,074)
                                                                                           ------------      ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............................     (1,837,428)        5,236,611
                                                                                           ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS ................................................     (2,448,634)        5,837,863
NET ASSETS
  Beginning of period ..................................................................     19,620,806        13,782,943
                                                                                           ------------      ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $112,313
    AND $0, RESPECTIVELY) ..............................................................   $ 17,172,172      $ 19,620,806
                                                                                           ============      ============

* Prior year subscriptions of 768,520 shares, $8,905,053 and redemptions of 340,209 shares, $3,936,117 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                      SIX MONTHS           YEAR ENDED
                                                         ENDED            DECEMBER 31,          FROM INCEPTION
                                                     JUNE 30, 2005   ---------------------    AUGUST 12, 2002 TO
                                                     (UNAUDITED)       2004          2003      DECEMBER 31, 2002
                                                     -------------   -------       -------    ------------------
Net asset value, beginning of period ............    $  11.78        $ 11.35       $  9.64         $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..................        0.07           0.16          0.06            0.02
  Net realized and unrealized gain (loss) .......       (0.46)          0.43          1.78           (0.36)
                                                     --------        -------       -------         -------
    TOTAL FROM INVESTMENT OPERATIONS ............       (0.39)          0.59          1.84           (0.34)
                                                     --------        -------       -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment income ..........          --          (0.16)        (0.06)          (0.02)
  Distributions from net realized gains .........          --             --         (0.07)             --
                                                     --------        -------       -------         -------
    TOTAL DISTRIBUTIONS .........................          --          (0.16)        (0.13)          (0.02)
                                                     --------        -------       -------         -------
CHANGE IN NET ASSET VALUE .......................       (0.39)          0.43          1.71           (0.36)
                                                     --------        -------       -------         -------
NET ASSET VALUE, END OF PERIOD ..................    $  11.39        $ 11.78       $ 11.35         $  9.64
                                                     ========        =======       =======         =======
Total return ....................................       (3.30)%(2)      5.26%        19.10%          (3.45)%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .........    $ 17,172        $19,621       $13,783         $ 1,645
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ........................        0.85%(1)       0.85%         0.85%           0.85%(1)
  Gross operating expenses ......................        1.52%(1)       1.45%         2.37%          14.32%(1)
  Net investment income .........................        1.24%(1)       1.51%         0.97%           0.76%(1)
Portfolio turnover ..............................          17%(2)         23%           18%             16%(2)

(1) Annualized.
(2) Not annualized.

                        See Notes to Financial Statements

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Kayne Small-Cap Quality Value Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                              BEGINNING           ENDING      EXPENSES PAID
                                            ACCOUNT VALUE     ACCOUNT VALUE      DURING
 KAYNE SMALL-CAP QUALITY VALUE SERIES     DECEMBER 31, 2004   JUNE 30, 2005      PERIOD*
--------------------------------------    -----------------   -------------   -------------
Actual                                        $ 1,000.00        $ 1,016.60        $ 5.25

Hypothetical (5% return before expenses)        1,000.00          1,019.52          5.27

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.05%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                               [GRAPHIC OMITTED]

Financials                     28%
Industrials                    17
Information Technology         16
Energy                          9
Consumer Discretionary          9
Health Care                     7
Materials                       6
Other                           8

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                      ---------  ------------
DOMESTIC COMMON STOCKS--86.9%
APPAREL, ACCESSORIES & LUXURY GOODS--3.8%
  Cherokee, Inc ....................................     13,250  $    458,715
                                                                 ------------
APPLICATION SOFTWARE--6.9%
  EPIQ Systems, Inc.  (b) ..........................     28,250       462,170
  Reynolds & Reynolds Co. (The) Class A ............     13,725       370,987
                                                                 ------------
                                                                      833,157
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--12.5%
  American Capital Strategies Ltd. .................     15,150       547,067
  MCG Capital Corp. ................................     25,165       429,818
  National Financial Partners Corp. ................     13,550       530,347
                                                                 ------------
                                                                    1,507,232
                                                                 ------------
COMMUNICATIONS EQUIPMENT--4.5%
  Inter-Tel, Inc. ..................................     29,340       546,017
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
  Landauer, Inc. ...................................      2,570       133,409
                                                                 ------------
ENVIRONMENTAL SERVICES--3.6%
  ABM Industries, Inc. .............................     22,285       434,557
                                                                 ------------
HEALTH CARE EQUIPMENT--7.3%
  Diagnostic Products Corp. ........................     12,095       572,456
  Young Innovations, Inc. ..........................      8,120       303,120
                                                                 ------------
                                                                      875,576
                                                                 ------------
INDUSTRIAL MACHINERY--10.0%
  CLARCOR, Inc. ....................................     20,670       604,597
  Lincoln Electric Holdings, Inc. ..................     18,145       601,507
                                                                 ------------
                                                                    1,206,104
                                                                 ------------
INTERNET SOFTWARE & SERVICES--3.0%
  Computer Service, Inc. ...........................     11,400       356,820
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--4.2%
  World Fuel Services Corp. ........................     21,610       505,890
                                                                 ------------
OIL & GAS STORAGE & TRANSPORTATION--5.1%
  Crosstex Energy, Inc. ............................     12,800       618,240
                                                                 ------------
PAPER PACKAGING--1.5%
  Packaging Dynamics Corp. .........................     12,500       174,975
                                                                 ------------

                                                        SHARES       VALUE
                                                      ---------  ------------
REGIONAL BANKS--8.5%
  Cathay General Bancorp ...........................     16,600  $    559,586
  Park National Corp. ..............................      4,145       458,023
                                                                 ------------
                                                                    1,017,609
                                                                 ------------
SPECIALIZED CONSUMER SERVICES--4.8%
  Matthews International Corp. Class A .............     14,970       583,231
                                                                 ------------
SPECIALTY CHEMICALS--4.2%
  Balchem Corp. ....................................     16,807       505,050
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--2.3%
  Washington Federal, Inc. .........................     11,550       271,656
                                                                 ------------
TRUCKING--3.6%
  Landstar System, Inc. (b) ........................     14,480       436,138
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $8,923,521) ................................    10,464,376
                                                                 ------------
FOREIGN COMMON STOCKS (c)--6.8%
ASSET MANAGEMENT & CUSTODY BANKS--4.8%
  Stewart (W.P.) & Co. Ltd. (United States) ........     23,780       574,762
                                                                 ------------
WATER UTILITIES--2.0%
  Consolidated Water Co. Ltd. (Cayman Islands) .....      6,270       243,151
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $588,123) ..................................       817,913
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--93.7%
  (Identified cost $9,511,644) ................................    11,282,289
                                                                 ------------

                                                         PAR
                                                        VALUE
                                                        (000)
                                                      ---------
SHORT-TERM INVESTMENTS--5.0%
COMMERCIAL PAPER--5.0%
  American Express Co. 3.20%, 7/1/05 ...............  $     600       600,000
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $600,000) ..................................       600,000
                                                                 ------------
TOTAL INVESTMENTS--98.7%
  (Identified cost $10,111,644) ...............................    11,882,289(a)
  Other assets and liabilities, net--1.3% .....................       153,260
                                                                 ------------
NET ASSETS--100.0% ............................................  $ 12,035,549
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,879,285 and gross depreciation of $114,158 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $10,117,162.
(b)   Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $10,111,644) ...   $ 11,882,289
Cash ...........................................................        192,624
Receivables
  Dividends ....................................................         34,804
  Receivable from advisor ......................................          6,850
  Fund shares sold .............................................             58
Prepaid expenses ...............................................            999
                                                                   ------------
    Total assets ...............................................     12,117,624
                                                                   ------------
LIABILITIES
Payables
  Investment securities purchased ..............................         25,640
  Fund shares repurchased ......................................         10,541
  Professional fee .............................................         20,220
  Printing fee .................................................         12,979
  Trustees' fee ................................................          3,401
  Financial agent fee ..........................................          3,255
  Administration fee ...........................................            716
Accrued expenses ...............................................          5,323
                                                                   ------------
    Total liabilities ..........................................         82,075
                                                                   ------------
NET ASSETS .....................................................   $ 12,035,549
                                                                   ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............   $  9,772,053
  Undistributed net investment income ..........................         89,205
  Accumulated net realized gain ................................        403,646
  Net unrealized appreciation ..................................      1,770,645
                                                                   ------------
NET ASSETS .....................................................   $ 12,035,549
                                                                   ============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization ......................................        805,526
                                                                   ============
Net asset value and offering price per share ...................   $      14.94
                                                                   ============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends ....................................................   $    147,111
  Interest .....................................................          7,558
                                                                   ------------
    Total investment income ....................................        154,669
                                                                   ------------
EXPENSES
  Investment advisory fee ......................................         49,740
  Financial agent fee ..........................................         18,534
  Administration fee ...........................................          4,034
  Professional .................................................         16,508
  Printing .....................................................         10,786
  Custodian ....................................................          7,707
  Trustees .....................................................          6,860
  Miscellaneous ................................................          8,063
                                                                   ------------

    Total expenses .............................................        122,232
    Less expenses reimbursed by investment advisor .............        (64,201)
    Custodian fees paid indirectly .............................             (1)
                                                                   ------------
    Net expenses ...............................................         58,030
                                                                   ------------
NET INVESTMENT INCOME ..........................................         96,639
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments .............................        409,191
  Net change in unrealized appreciation (depreciation)
    on investments .............................................       (286,987)
                                                                   ------------
NET GAIN ON INVESTMENTS ........................................        122,204
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $    218,843
                                                                   ============

                        See Notes to Financial Statements

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                       ENDED        YEAR ENDED
                                                                                   JUNE 30, 2005   DECEMBER 31,
                                                                                    (UNAUDITED)        2004
                                                                                   -------------   ------------
FROM OPERATIONS
  Net investment income (loss) .................................................   $      96,639   $     70,541
  Net realized gain (loss) .....................................................         409,191         90,306
  Net change in unrealized appreciation (depreciation) .........................        (286,987)     1,471,240
                                                                                   -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................         218,843      1,632,087
                                                                                   -------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................................          (8,034)       (71,831)
  Net realized short-term gains ................................................          (4,821)       (65,120)
  Net realized long-term gains .................................................              --        (28,314)
                                                                                   -------------   ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....................         (12,855)      (165,265)
                                                                                   -------------   ------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (173,727 and 381,058 shares, respectively) .....       2,515,104      5,084,048
  Net asset value of shares issued from reinvestment of distributions (863 and
    11,410 shares, respectively) ...............................................          12,855        165,265
  Cost of shares repurchased (80,875 and 83,506 shares, respectively) ..........      (1,171,596)    (1,043,945)
                                                                                   -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....................       1,356,363      4,205,368
                                                                                   -------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................       1,562,351      5,672,190
  Net Assets
  Beginning of period ..........................................................      10,473,198      4,801,008
                                                                                   -------------   ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME OF $89,205 AND $600, RESPECTIVELY) ..................................   $  12,035,549   $ 10,473,198
                                                                                   =============   ============

* Prior year subscriptions of 447,541 shares, $5,950,677 and redemptions of 149,989 shares, $1,910,574 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                SIX MONTHS             YEAR ENDED
                                                   ENDED              DECEMBER 31,         FROM INCEPTION
                                               JUNE 30, 2005      --------------------   AUGUST 12, 2002 TO
                                                (UNAUDITED)         2004        2003     DECEMBER 31, 2002
                                               -------------      --------   ---------   ------------------
Net asset value, beginning of period .......   $       14.71      $  11.92   $    9.99   $            10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .............            0.12          0.10        0.09                 0.07
  Net realized and unrealized gain (loss) ..            0.13          2.94        1.94                 0.03
                                               -------------      --------   ---------   ------------------
    TOTAL FROM INVESTMENT OPERATIONS .......            0.25          3.04        2.03                 0.10
                                               -------------      --------   ---------   ------------------
LESS DISTRIBUTIONS
  Dividends from net investment income .....           (0.01)        (0.10)      (0.09)               (0.07)
  Distributions from net realized gains ....           (0.01)        (0.15)      (0.01)               (0.04)
                                               -------------      --------   ---------   ------------------
    TOTAL DISTRIBUTIONS ....................           (0.02)        (0.25)      (0.10)               (0.11)
                                               -------------      --------   ---------   ------------------
CHANGE IN NET ASSET VALUE ..................            0.23          2.79        1.93                (0.01)
                                               -------------      --------   ---------   ------------------
NET ASSET VALUE, END OF PERIOD .............   $       14.94      $  14.71   $   11.92   $             9.99
                                               =============      ========   =========   ==================
Total return ...............................            1.66%(2)     25.68%      20.28%                1.01%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ....   $      12,036      $ 10,473   $   4,801   $              869
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ...................            1.05%(1)      1.05%       1.05%                1.05%(1)
  Gross operating expenses .................            2.21%(1)      2.68%       5.73%               22.60%(1)
  Net investment income ....................            1.75%(1)      1.13%       1.37%                2.33%(1)
Portfolio turnover .........................              14%(2)        19%         42%                   4%(2)

(1)   Annualized.
(2)   Not annualized.

                        See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Lazard International Equity Select Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period.Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                               BEGINNING          ENDING       EXPENSES PAID
       LAZARD INTERNATIONAL EQUITY           ACCOUNT VALUE     ACCOUNT VALUE      DURING
              SELECT SERIES               DECEMBER 31, 2004   JUNE 30, 2005      PERIOD*
----------------------------------------   -----------------   -------------   -------------
Actual                                         $ 1,000.00        $   985.10       $ 5.17

Hypothetical (5% return before expenses)         1,000.00          1,019.52         5.27

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.05%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS (UNAUDITED)                                           6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                                 [GRAPHIC OMITTED]

United Kingdom                  32%
Switzerland                     17
France                          12
Japan                            9
Netherlands                      6
Italy                            5
Germany                          5
Other                           14

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                        SHARES      VALUE
                                                      ---------  ------------
FOREIGN COMMON STOCKS (b)--95.7%
DENMARK--1.9%
  Danske Bank A/S ADR (Diversified  Banks) .........     55,500  $  1,670,328
                                                                 ------------
FINLAND--4.3%
  Nokia Oyj Sponsored ADR (Communications
     Equipment) ....................................    230,200     3,830,528
                                                                 ------------
FRANCE--12.2%
  AXA Sponsored ADR (Multi-line Insurance) .........     73,500     1,830,885
  Sanofi-aventis ADR (Pharmaceuticals) .............     48,096     1,971,455
  Societe Generale SA Sponsored ADR
    (Diversified Banks) ............................    129,500     2,638,601
  Total SA Sponsored ADR (Integrated Oil & Gas) ....     23,200     2,710,920
  Vivendi Universal SA Sponsored ADR (Movies
     & Entertainment) ..............................     52,800     1,654,224
                                                                 ------------
                                                                   10,806,085
                                                                 ------------
GERMANY--4.9%
  Schering AG ADR (Pharmaceuticals) ................     27,300     1,684,137
  Siemens AG ADR (Industrial Conglomerates) ........     36,000     2,615,400
                                                                 ------------
                                                                    4,299,537
                                                                 ------------
IRELAND--2.1%
  Allied Irish Banks plc Sponsored ADR
    (Diversified Banks) ............................     42,400     1,821,080
                                                                 ------------
ITALY--5.1%
  ENI S.p.A Sponsored ADR (Integrated Oil & Gas) ... 20,900 2,679,380 Sanpaolo IMI S.p.A Sponsored ADR
    (Diversified Banks) ............................     67,400     1,845,412
                                                                 ------------
                                                                    4,524,792
                                                                 ------------
JAPAN--9.5%
  CANON, Inc. Sponsored ADR (Office Electronics) ... 52,710 2,774,127 Hoya Corp. Sponsored ADR (Electronic Equipment
    Manufacturers) .................................      7,700       889,450
  Kao Corp. Sponsored ADR (Personal Products) ......     10,300     2,430,692
  Nomura Holdings, Inc. ADR (Investment Banking &
    Brokerage) .....................................    189,600     2,265,720
                                                                 ------------
                                                                    8,359,989
                                                                 ------------
NETHERLANDS--6.2%
  Heinekin N.V. ADR (Brewers) ......................     84,700     2,618,933
  Royal Dutch Petroleum Co. NY Registered Shares
    (Integrated Oil & Gas) .........................     44,100     2,862,090
                                                                 ------------
                                                                    5,481,023
                                                                 ------------

                                                        SHARES       VALUE
                                                      ---------  ------------
SWITZERLAND--17.4%
  Compagnie Financiere Richemont AG Sponsored ADR
    (Apparel, Accessories & Luxury Goods) ..........     51,100  $  1,719,157
  Credit Suisse Group Sponsored ADR (Diversified
    Capital Markets) ...............................     64,900     2,540,186
  Nestle S.A. Sponsored ADR (Packaged Foods &
    Meats) .........................................     40,900     2,617,907
  Novartis AG ADR (Pharmaceuticals) ................     37,100     1,760,024
  Roche Holding AG Sponsored ADR
    (Pharmaceuticals) ..............................     30,400     1,924,472
  Swiss Re Sponsored ADR (Reinsurance) .............     25,500     1,568,495
  UBS AG Registered Shares (Diversified Capital
    Markets) .......................................     42,300     3,293,055
                                                                 ------------
                                                                   15,423,296
                                                                 ------------
UNITED KINGDOM--32.1%
  Barclays plc Sponsored ADR (Diversified Banks) ...     83,400     3,330,996
  BP plc Sponsored ADR (Integrated Oil & Gas) ......     42,000     2,619,960
  Cadbury Schweppes plc Sponsored ADR
    (Packaged Foods & Meats) .......................     98,000     3,756,340
  Diageo plc Sponsored ADR (Distillers &
    Vintners) ......................................     45,800     2,715,940
  GlaxoSmithKline plc ADR (Pharmaceuticals) ........     77,300     3,749,823
  HSBC Holdings plc Sponsored ADR (Diversified
     Banks) ........................................     43,700     3,480,705
  Tesco plc Sponsored ADR (Food Retail) ............     95,900     1,643,745
  Unilever plc Sponsored ADR (Packaged Foods &
     Meats) ........................................     94,300     3,663,555
  Vodafone Group plc Sponsored ADR (Wireless
    Telecommunication Services) ....................    142,000     3,453,440
                                                                 ------------
                                                                   28,414,504
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $74,899,190) ...............................    84,631,162
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--95.7%
  (Identified cost $74,899,190) ...............................    84,631,162
                                                                 ------------

                                                         PAR
                                                        VALUE
                                                        (000)
                                                      ---------
SHORT-TERM INVESTMENTS--5.1%
U.S. TREASURY BILLS--5.1%
  U.S. Treasury Bill 2.68%, 7/7/05 .................  $     334       333,851
  U.S. Treasury Bill 2.70%, 7/7/05 .................        261       260,882
  U.S. Treasury Bill 2.71%, 7/7/05 .................        229       228,896
  U.S. Treasury Bill 2.75%, 7/7/05 .................        325       324,851
  U.S. Treasury Bill 2.77%, 8/4/05 .................        332       331,133
  U.S. Treasury Bill 2.78%, 8/4/05 .................        167       166,561

                        See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                      ---------  ------------
U.S. TREASURY BILLS--CONTINUED
  U.S. Treasury Bill 2.79%, 8/4/05 .................  $     260  $    259,315
  U.S. Treasury Bill 2.81%, 8/4/05 .................        153       152,594
  U.S. Treasury Bill 2.82%, 8/4/05 .................      1,105     1,102,052
  U.S. Treasury Bill 2.83%, 8/4/05 .................        734       732,040
  U.S. Treasury Bill 2.86%, 8/4/05 .................        229       228,382
  U.S. Treasury Bill 2.88%, 8/4/05 .................        149       148,595
  U.S. Treasury Bill 2.903%, 8/4/05 ................         93        92,745
  U.S. Treasury Bill 2.92%, 8/4/05 .................        171       170,528
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $4,532,425) ................................     4,532,425
                                                                 ------------
TOTAL INVESTMENTS--100.8%
  (Identified cost $79,431,615) ...............................    89,163,587(a)
  Other assets and liabilities, net--(0.8)% ...................      (695,074)
                                                                 ------------
NET ASSETS--100.0% ............................................  $ 88,468,513
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,324,383 and gross depreciation of $698,026 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $79,537,230.
(b) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Apparel, Accessories & Luxury Goods .................................    2.0%
Brewers .............................................................    3.1
Communications Equipment ............................................    4.5
Distillers & Vintners ...............................................    3.2
Diversified Banks ...................................................   17.5
Diversified Capital Markets .........................................    6.9
Electronic Equipment Manufacturers ..................................    1.0
Food Retail .........................................................    1.9
Industrial Conglomerates ............................................    3.1
Integrated Oil & Gas ................................................   12.8
Investment Banking & Brokerage ......................................    2.7
Movies & Entertainment ..............................................    2.0
Multi-line Insurance ................................................    2.2
Office Electronics ..................................................    3.3
Packaged Foods & Meats ..............................................   11.9
Personal Products ...................................................    2.9
Pharmaceuticals .....................................................   13.1
Reinsurance .........................................................    1.8
Wireless Telecommunication Services .................................    4.1
                                                                       -----
                                                                       100.0%
                                                                       =====

                        See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $79,431,615) ......................  $ 89,163,587
Cash ..............................................................................       398,539
Receivables
  Fund shares sold ................................................................       276,535
  Dividends .......................................................................       181,884
  Tax reclaims ....................................................................        53,527
Prepaid expenses ..................................................................         7,067
                                                                                     ------------
    Total assets ..................................................................    90,081,139
                                                                                     ------------
LIABILITIES
Payables
  Investment securities purchased .................................................     1,387,039
  Fund shares repurchased .........................................................       108,816
  Investment advisory fee .........................................................        51,918
  Financial agent fee .............................................................         6,465
  Administration fee ..............................................................         5,224
  Trustees' fee ...................................................................         3,401
Accrued expenses ..................................................................        49,763
                                                                                     ------------
    Total liabilities .............................................................     1,612,626
                                                                                     ------------
NET ASSETS ........................................................................  $ 88,468,513
                                                                                     ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ................................  $ 77,933,031
  Undistributed net investment income .............................................       797,400
  Accumulated net realized gain ...................................................         6,110
  Net unrealized appreciation .....................................................     9,731,972
                                                                                     ------------
NET ASSETS ........................................................................  $ 88,468,513
                                                                                     ============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ..     6,407,062
                                                                                     ============
Net asset value and offering price per share ......................................  $      13.81
                                                                                     ============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends .......................................................................  $  1,705,326
  Interest ........................................................................        49,890
  Foreign taxes withheld ..........................................................      (238,036)
                                                                                     ------------
    Total investment income .......................................................     1,517,180
                                                                                     ------------
EXPENSES
  Investment advisory fee .........................................................       350,249
  Financial agent fee .............................................................        36,857
  Administration fee ..............................................................        28,409
  Professional ....................................................................        16,854
  Printing ........................................................................        14,520
  Trustees ........................................................................         6,860
  Custodian .......................................................................         6,464
  Miscellaneous ...................................................................        10,896
                                                                                     ------------
    Total expenses ................................................................       471,109
    Less expenses reimbursed by investment advisor ................................       (62,485)
                                                                                     ------------
    Net expenses ..................................................................       408,624
                                                                                     ------------
NET INVESTMENT INCOME .............................................................     1,108,556
                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ................................................       111,808
  Net change in unrealized appreciation (depreciation) on investments .............    (2,409,406)
                                                                                     ------------
NET LOSS ON INVESTMENTS ...........................................................    (2,297,598)
                                                                                     ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................  $ (1,189,042)
                                                                                     ============

                       See Notes to Financial Statements

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS
                                                                                       ENDED        YEAR ENDED
                                                                                   JUNE 30, 2005   DECEMBER 31,
                                                                                    (UNAUDITED)        2004
                                                                                   -------------   ------------
FROM OPERATIONS
  Net investment income (loss) .................................................   $   1,108,556   $    682,623
  Net realized gain (loss) .....................................................         111,808        360,820
  Net change in unrealized appreciation (depreciation) .........................      (2,409,406)     7,505,945
                                                                                   -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................      (1,189,042)     8,549,388
                                                                                   -------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................................        (317,942)      (675,837)
  Net realized short-term gains ................................................              --       (100,822)
  Net realized long-term gains .................................................              --       (276,174)
                                                                                   -------------   ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....................        (317,942)    (1,052,833)
                                                                                   -------------   ------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (1,596,175 and 2,589,173 shares,
    respectively) ..............................................................      22,308,666     32,854,278
  Net asset value of shares issued from reinvestment of distributions
    (22,843 and 77,318 shares, respectively) ...................................         317,942      1,052,833
  Cost of shares repurchased (118,897 and 184,126 shares, respectively) ........      (1,680,365)    (2,318,166)
                                                                                   -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....................      20,946,243     31,588,945
                                                                                   -------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS ........................................      19,439,259     39,085,500
NET ASSETS
  Beginning of period ..........................................................      69,029,254     29,943,754
                                                                                   -------------   ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $797,400 AND $6,786, RESPECTIVELY) .........................................   $  88,468,513   $ 69,029,254
                                                                                   =============   ============

* Prior year subscriptions of 3,144,449 shares, $39,925,773 and redemptions of 739,402 shares, $9,389,661 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                  SIX MONTHS                YEAR ENDED
                                                    ENDED                  DECEMBER 31,                FROM INCEPTION
                                                JUNE 30, 2005        -------------------------       AUGUST 12, 2002 TO
                                                  (UNAUDITED)           2004           2003          DECEMBER 31, 2002
                                                -------------        ----------     ----------       ------------------
Net asset value, beginning of period ........   $       14.07        $    12.35     $     9.58           $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..............            0.20(3)           0.15           0.12(3)           0.01
  Net realized and unrealized gain (loss) ...           (0.41)             1.80           2.73             (0.43)
                                                -------------        ----------     ----------           -------
    TOTAL FROM INVESTMENT OPERATIONS ........           (0.21)             1.95           2.85             (0.42)
                                                -------------        ----------     ----------           -------
LESS DISTRIBUTIONS
  Dividends from net investment income ......           (0.05)            (0.15)         (0.07)               --
  Distributions from net realized gains .....              --             (0.08)         (0.01)               --
                                                -------------        ----------     ----------           -------
    TOTAL DISTRIBUTIONS .....................           (0.05)            (0.23)         (0.08)               --
                                                -------------        ----------     ----------           -------
CHANGE IN NET ASSET VALUE ...................           (0.26)             1.72           2.77             (0.42)
                                                -------------        ----------     ----------           -------
NET ASSET VALUE, END OF PERIOD ..............   $       13.81        $    14.07     $    12.35           $  9.58
                                                =============        ==========     ==========           =======

Total return ................................           (1.49)%(2)        15.86%         29.82%            (4.22)%(2)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .....   $      88,469        $   69,029     $   29,944           $ 2,887
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ....................            1.05%(1)          1.05%          1.05%             1.05%(1)
  Gross operating expenses ..................            1.21%(1)          1.30%          2.03%            10.26%(1)
  Net investment income .....................            2.85%(1)          1.43%          1.13%             0.26%(1)
Portfolio turnover ..........................               3%(2)             5%             9%               70%(2)

(1) Annualized.
(2) Not annualized.
(3) Computed using average shares outstanding.

                        See Notes to Financial Statements

                         PHOENIX-NORTHERN DOW 30 SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Northern Dow 30 Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period.Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                              BEGINNING         ENDING      EXPENSES PAID
                                            ACCOUNT VALUE    ACCOUNT VALUE     DURING
        NORTHERN DOW 30 SERIES            DECEMBER 31, 2004  JUNE 30, 2005     PERIOD*
----------------------------------------  -----------------  -------------  -------------
Actual                                        $ 1,000.00      $    960.30      $ 2.92

Hypothetical (5% return before expenses)        1,000.00         1,021.78        3.01

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.60%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                         PHOENIX-NORTHERN DOW 30 SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                                [GRAPHIC OMITTED]

Industrials                       26%
Consumer Staples                  15
Financials                        15
Information Technology            11
Consumer Discretionary             9
Health Care                        9
Materials                          5
Other                             10

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                      ---------  ------------
DOMESTIC COMMON STOCKS--98.2%
AEROSPACE & DEFENSE--11.3%
  Boeing Co. (The) .................................     19,384  $  1,279,344
  Honeywell International, Inc. ....................     19,384       710,036
  United Technologies Corp. ........................     19,384       995,368
                                                                 ------------
                                                                    2,984,748
                                                                 ------------
ALUMINUM--1.9%
  Alcoa, Inc.  .....................................     19,384       506,504
                                                                 ------------
AUTOMOBILE MANUFACTURERS--2.5%
  General Motors Corp. .............................     19,384       659,056
                                                                 ------------
COMPUTER HARDWARE--7.2%
  Hewlett-Packard Co. ..............................     19,384       455,718
  International Business Machines Corp. (b) ........     19,384     1,438,293
                                                                 ------------
                                                                    1,894,011
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--7.0%
  Caterpillar, Inc. ................................     19,384     1,847,489
                                                                 ------------
CONSUMER FINANCE--3.9%
  American Express Co. .............................     19,384     1,031,810
                                                                 ------------
DIVERSIFIED CHEMICALS--3.2%
  Du Pont (E.I.) de Nemours & Co. ..................     19,384       833,706
                                                                 ------------
HOME IMPROVEMENT RETAIL--2.9%
  Home Depot, Inc. (The) ...........................     19,384       754,038
                                                                 ------------
HOUSEHOLD PRODUCTS--3.9%
  Procter & Gamble Co. (The) .......................     19,384     1,022,506
                                                                 ------------
HYPERMARKETS & SUPER CENTERS--3.5%
  Wal-Mart Stores, Inc. ............................     19,384       934,309
                                                                 ------------
INDUSTRIAL CONGLOMERATES--7.8%
  3M Co. ...........................................     19,384     1,401,463
  General Electric Co. .............................     19,384       671,656
                                                                 ------------
                                                                    2,073,119
                                                                 ------------
INTEGRATED OIL & GAS--4.2%
  Exxon Mobil Corp. ................................     19,384     1,113,999
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--4.3%
  SBC Communications, Inc. .........................     19,384       460,370
  Verizon Communications, Inc. .....................     19,384       669,717
                                                                 ------------
                                                                    1,130,087
                                                                 ------------

                                                        SHARES       VALUE
                                                      ---------  ------------
MOVIES & ENTERTAINMENT--1.8%
  Walt Disney Co. (The) ............................     19,384  $    488,089
                                                                 ------------
MULTI-LINE INSURANCE--4.3%
  American International Group, Inc. ...............     19,384     1,126,210
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--6.0%
  Citigroup, Inc. ..................................     19,384       896,122
  JPMorgan Chase & Co. .............................     19,384       684,643
                                                                 ------------
                                                                    1,580,765
                                                                 ------------
PHARMACEUTICALS--9.0%
  Johnson & Johnson ................................     19,384     1,259,960
  Merck & Co., Inc. ................................     19,384       597,027
  Pfizer, Inc. .....................................     19,384       534,611
                                                                 ------------
                                                                    2,391,598
                                                                 ------------
RESTAURANTS--2.0%
  McDonald's Corp. .................................     19,384       537,906
                                                                 ------------
SEMICONDUCTORS--1.9%
  Intel Corp. ......................................     19,384       505,147
                                                                 ------------
SOFT DRINKS--3.1%
  Coca-Cola Co. (The) ..............................     19,384       809,282
                                                                 ------------
SYSTEMS SOFTWARE--1.8%
  Microsoft Corp. ..................................     19,384       481,499
                                                                 ------------
TOBACCO--4.7%
  Altria Group, Inc. ...............................     19,384     1,253,369
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $24,869,362) ...............................    25,959,247
                                                                 ------------
EXCHANGE TRADED FUNDS--0.4%
  DIAMONDS Trust, Series I .........................        919        94,427
                                                                 ------------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $97,156) ...................................        94,427
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--98.6%
 (Identified cost $24,966,518) ................................    26,053,674
                                                                 ------------

                        See Notes to Financial Statements

                         PHOENIX-NORTHERN DOW 30 SERIES

                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                      ---------  ------------
SHORT-TERM INVESTMENTS--1.4%
U.S. TREASURY BILLS--0.1%
  U.S. Treasury Bill 2.60%, 7/14/05 (b) ............  $      35  $     34,965
                                                                 ------------
REPURCHASE AGREEMENTS--1.3%
  State Street Bank & Trust Co. repurchase
    agreement, 1.80% dated 6/30/05, due 7/1/05,
    repurchase price $340,017, collateralized by
    U.S. Treasury Note 3.625%, 6/30/07 market
    value $349,563 .................................        340       340,000
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $374,965) ..................................       374,965
                                                                 ------------
TOTAL INVESTMENTS--100.0%
  (Identified cost $25,341,483) ...............................    26,428,639(a)
  Other assets and liabilities, net--0.0% .....................        (4,719)
                                                                 ------------
NET ASSETS--100.0% ............................................  $ 26,423,920
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,215,055 and gross depreciation of $2,174,762 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $26,388,346.
(b)   All or a portion segregated as collateral for futures contracts.

                        See Notes to Financial Statements

                         PHOENIX-NORTHERN DOW 30 SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $25,341,483)..   $ 26,428,639
Cash .........................................................            588
Receivables
  Dividends and interest .....................................         35,559
  Investment securities sold .................................         20,069
  Fund shares sold ...........................................         11,081
  Receivable from advisor ....................................            490
Prepaid expenses .............................................          6,808
                                                                 ------------
    Total assets .............................................     26,503,234
                                                                 ------------
LIABILITIES
Payables
  Fund shares repurchased ....................................         25,228
  Professional fee ...........................................         18,822
  Printing fee ...............................................         17,098
  Financial agent fee ........................................          3,974
  Trustees' fee ..............................................          3,400
  Variation margin for futures contracts .....................          3,240
  Administration fee .........................................          1,637
Accrued expenses .............................................          5,915
                                                                 ------------
    Total liabilities ........................................         79,314
                                                                 ------------
NET ASSETS ...................................................   $ 26,423,920
                                                                 ============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...........   $ 26,997,150
  Undistributed net investment income ........................         93,681
  Accumulated net realized loss ..............................     (1,742,647)
  Net unrealized appreciation ................................      1,075,736
                                                                 ------------
NET ASSETS ...................................................   $ 26,423,920
                                                                 ============
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization .............................      2,975,466
                                                                 ============
Net asset value and offering price per share .................   $       8.88
                                                                 ============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends ..................................................   $    318,712
  Interest ...................................................          1,836
                                                                 ------------
    Total investment income ..................................        320,548
                                                                 ------------
EXPENSES
  Investment advisory fee ....................................         50,360
  Financial agent fee ........................................         23,357
  Adminstration fee ..........................................         10,504
  Professional ...............................................         15,620
  Printing ...................................................         11,280
  Custodian ..................................................          8,059
  Trustees ...................................................          6,860
  Miscellaneous ..............................................         15,329
                                                                 ------------
    Total expenses ...........................................        141,369
    Less expenses reimbursed by investment advisor ...........        (55,036)
                                                                 ------------
    Net expenses .............................................         86,333
                                                                 ------------
NET INVESTMENT INCOME ........................................        234,215
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments ...........................       (491,004)
  Net realized gain on futures ...............................          4,479
  Net change in unrealized appreciation (depreciation) on
    investments ..............................................       (920,184)
  Net change in unrealized appreciation (depreciation) on
    futures ..................................................        (24,100)
                                                                 ------------
NET LOSS ON INVESTMENTS ......................................     (1,430,809)
                                                                 ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $ (1,196,594)
                                                                 ============

                        See Notes to Financial Statements

                         PHOENIX-NORTHERN DOW 30 SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS
                                                                                     ENDED        YEAR ENDED
                                                                                 JUNE 30, 2005   DECEMBER 31,
                                                                                  (UNAUDITED)       2004
                                                                                 -------------   ------------
FROM OPERATIONS
  Net investment income (loss) ................................................  $     234,215   $    510,396
  Net realized gain (loss) ....................................................       (486,525)       (79,648)
  Net change in unrealized appreciation (depreciation) ........................       (944,284)       920,527
                                                                                 -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................     (1,196,594)     1,351,275
                                                                                 -------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......................................................       (182,931)      (513,146)
                                                                                 -------------   ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...................       (182,931)      (513,146)
                                                                                 -------------   ------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (96,534 and 897,089 shares, respectively) .....        891,792      8,064,058
  Net asset value of shares issued from reinvestment of distributions
    (20,337 and 56,484 shares, respectively) ..................................        182,931        513,146
  Cost of shares repurchased (490,905 and 849,916 shares,
    respectively) .............................................................     (4,452,588)    (7,581,262)
                                                                                 -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................     (3,377,865)       995,942
                                                                                 -------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................     (4,757,390)     1,834,071
NET ASSETS
  Beginning of period .........................................................     31,181,310     29,347,239
                                                                                 -------------   ------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
    OF $93,681 AND $42,397, RESPECTIVELY) .....................................  $  26,423,920   $ 31,181,310
                                                                                 =============   ============

* Prior year subscriptions of 1,309,398 shares, $11,757,303 and redemptions of 1,262,225 shares, $11,274,507 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                SIX MONTHS
                                                  ENDED                          YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2005       -----------------------------------------------------
                                               (UNAUDITED)          2004      2003       2002       2001         2000
                                              -------------       --------  --------   --------   --------     --------
Net asset value, beginning of period ......   $        9.31       $   9.04  $   7.21   $   8.67   $   9.46     $  10.24
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ............            0.08           0.15      0.13       0.11       0.11(1)      0.08
  Net realized and unrealized gain (loss)..           (0.45)          0.27      1.83      (1.45)     (0.66)       (0.65)
                                              -------------       --------  --------   --------   --------     --------
    TOTAL FROM INVESTMENT OPERATIONS ......           (0.37)          0.42      1.96      (1.34)     (0.55)       (0.57)
                                              -------------       --------  --------   --------   --------     --------
LESS DISTRIBUTIONS
  Dividends from net investment income ....           (0.06)         (0.15)    (0.13)     (0.10)     (0.10)       (0.08)
  Distributions from net realized gains ...              --             --        --      (0.02)     (0.14)       (0.13)
                                              -------------       --------  --------   --------   --------     --------
    TOTAL DISTRIBUTIONS ...................           (0.06)         (0.15)    (0.13)     (0.12)     (0.24)       (0.21)
                                              -------------       --------  --------   --------   --------     --------
CHANGE IN NET ASSET VALUE .................           (0.43)          0.27      1.83      (1.46)     (0.79)       (0.78)
                                              -------------       --------  --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD ............   $        8.88       $   9.31  $   9.04   $   7.21   $   8.67     $   9.46
                                              =============       ========  ========   ========   ========     ========
Total return ..............................           (3.97)%(3)      4.67%    27.40%    (15.50)%    (5.98)%      (5.56)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ...   $      26,424       $ 31,181  $ 29,347   $ 20,070   $ 23,684     $ 15,503
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ..................            0.60%(2)       0.60%     0.60%      0.58%      0.50%        0.50%
  Gross operating expenses ................            0.98%(2)       0.91%     1.01%      1.11%      1.12%        1.60%
  Net investment income ...................            1.63%(2)       1.65%     1.69%      1.44%      1.29%        1.08%
Portfolio turnover ........................               8%(3)         44%       30%        40%        38%          93%

(1) Computed using average shares outstanding.
(2) Annualized.
(3) Not annualized.

                        See Notes to Financial Statements

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

    We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Northern NASDAQ-100 Index(R) Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

    The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period.Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                               BEGINNING         ENDING      EXPENSES PAID
                                             ACCOUNT VALUE    ACCOUNT VALUE     DURING
NORTHERN NASDAQ-100 INDEX(R) SERIES        DECEMBER 31, 2004  JUNE 30, 2005     PERIOD*
----------------------------------------   -----------------  -------------  -------------
Actual                                         $ 1,000.00      $   919.90        $ 2.86
Hypothetical (5% return before expenses)         1,000.00        1,021.78          3.01

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 0.60%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                  PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                          6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                                [GRAPHIC OMITTED]

Information Technology            56%
Consumer Discretionary            20
Health Care                       12
Telecommunication Services         5
Industrials                        3
Consumer Staples                   1
Materials                          1
Other                              2

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                        SHARES      VALUE
                                                      ---------  ------------
DOMESTIC COMMON STOCKS--93.4%
ADVERTISING--0.3%
  Lamar Advertising Co. Class A (b).................      1,546  $     66,122
                                                                 ------------
AIR FREIGHT & COURIERS--0.8%
  Expeditors International of Washington, Inc. .....      1,879        93,593
  Robinson (C.H.) Worldwide, Inc. ..................      1,504        87,533
                                                                 ------------
                                                                      181,126
                                                                 ------------
ALTERNATIVE CARRIERS--0.1%
  Level 3 Communications, Inc. (b)..................     12,305        24,979
                                                                 ------------
APPAREL RETAIL--0.3%
  Ross Stores, Inc. ................................      2,610        75,455
                                                                 ------------
APPLICATION SOFTWARE--2.9%
  Autodesk, Inc. ...................................      4,274       146,897
  BEA Systems, Inc. (b) ............................      6,520        57,246
  Citrix Systems, Inc. (b)..........................      3,608        78,149
  Intuit, Inc. (b) .................................      4,096       184,771
  Mercury Interactive Corp. (b) ....................      1,654        63,447
  Siebel Systems, Inc. .............................     10,858        96,636
  Synopsys, Inc. (b) ...............................      2,377        39,625
                                                                 ------------
                                                                      666,771
                                                                 ------------
BIOTECHNOLOGY--8.6%
  Amgen, Inc. (b) ..................................     10,348       625,640
  Biogen Idec, Inc. (b) ............................      6,722       231,573
  Chiron Corp. (b) .................................      4,704       164,122
  Genzyme Corp. (b) ................................      5,675       341,011
  Gilead Sciences, Inc. (b) ........................      7,983       351,172
  Invitrogen Corp. (b) .............................        875        72,879
  MedImmune, Inc. (b) ..............................      4,757       127,107
  Millennium Pharmaceuticals, Inc. (b) .............      6,052        56,102
                                                                 ------------
                                                                    1,969,606
                                                                 ------------
BROADCASTING & CABLE TV--4.8%
  Comcast Corp. Class A (b) ........................     17,101       525,001
  EchoStar Communications Corp. Class A ............      3,989       120,268
  Liberty Global, Inc. Class A (b)..................      3,122       145,704
  Sirius Satellite Radio, Inc. (b) .................     25,719       166,659
  XM Satellite Radio Holdings, Inc. Class A (b).....      3,919       131,913
                                                                 ------------
                                                                    1,089,545
                                                                 ------------
CASINOS & GAMING--0.4%
  Wynn Resorts Ltd. (b) ............................      1,946        91,987
                                                                 ------------

                                                        SHARES      VALUE
                                                      ---------  ------------
COMMUNICATIONS EQUIPMENT--10.0%
  Cisco Systems, Inc. (b) ..........................     40,964  $    782,822
  Comverse Technology, Inc. (b) ....................      3,730        88,214
  JDS Uniphase Corp. (b) ...........................     29,594        44,983
  Juniper Networks, Inc. (b) .......................      6,426       161,807
  QUALCOMM, Inc. ...................................     35,349     1,166,870
  Tellabs, Inc. (b) ................................      4,584        39,881
                                                                 ------------
                                                                    2,284,577
                                                                 ------------
COMPUTER HARDWARE--6.5%
  Apple Computer, Inc. (b) .........................     20,619       758,985
  Dell, Inc. (b) ...................................     15,980       631,370
  Sun Microsystems, Inc. (b) .......................     26,583        99,155
                                                                 ------------
                                                                    1,489,510
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--1.4%
  Network Appliance, Inc. (b) ......................      6,869       194,187
  QLogic Corp. (b) .................................      1,680        51,861
  SanDisk Corp. (b) ................................      2,982        70,763
                                                                 ------------
                                                                      316,811
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.0%
  PACCAR, Inc. .....................................      3,496       237,728
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--1.7%
  Fiserv, Inc. (b) .................................      4,293       184,384
  Paychex, Inc. ....................................      6,442       209,623
                                                                 ------------
                                                                      394,007
                                                                 ------------
DEPARTMENT STORES--2.0%
  Sears Holdings Corp. (b) .........................      3,094       463,698
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--0.6%
  Cintas Corp. .....................................      3,704       142,974
                                                                 ------------
EDUCATION SERVICES--1.4%
  Apollo Group, Inc. Class A (b) ...................      3,296       257,813
  Career Education Corp. (b) .......................      1,874        68,607
                                                                 ------------
                                                                      326,420
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
  American Power Conversion Corp. ..................      3,479        82,070
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--0.5%
  Molex, Inc. ......................................      1,775        46,221
  Sanmina-SCI Corp. (b) ............................     10,065        55,056
                                                                 ------------
                                                                      101,277
                                                                 ------------

                        See Notes to Financial Statements

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                                                        SHARES      VALUE
                                                      ---------  ------------

FOOD RETAIL--0.6%
  Whole Foods Market, Inc. .........................      1,150  $    136,045
                                                                 ------------
GENERAL MERCHANDISE STORES--0.2%
  Dollar Tree Stores, Inc. (b) .....................      1,882        45,168
                                                                 ------------
HEALTH CARE DISTRIBUTORS--0.5%
  Patterson Cos., Inc. (b) .........................      2,364       106,569
                                                                 ------------
HEALTH CARE EQUIPMENT--0.9%
  Biomet, Inc. .....................................      6,085       210,784
                                                                 ------------
HEALTH CARE SERVICES--0.8%
  Express Scripts, Inc. (b) ........................      2,376       118,752
  Lincare Holdings, Inc. (b) .......................      1,714        70,000
                                                                 ------------
                                                                      188,752
                                                                 ------------
HEALTH CARE SUPPLIES--0.3%
  DENTSPLY International, Inc. .....................      1,384        74,736
                                                                 ------------
HOME ENTERTAINMENT SOFTWARE--1.4%
  Electronic Arts, Inc.(b) .........................      5,544       313,846
                                                                 ------------
HOMEFURNISHING RETAIL--1.3%
  Bed Bath & Beyond, Inc. (b) ......................      7,128       297,808
                                                                 ------------
HYPERMARKETS & SUPER CENTERS--0.9%
  Costco Wholesale Corp. ...........................      4,514       202,318
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.2%
  MCI, Inc. ........................................      6,354       163,361
  NTL, Inc. (b) ....................................      1,658       113,441
                                                                 ------------
                                                                      276,802
                                                                 ------------
INTERNET RETAIL--4.6%
  Amazon.com, Inc. (b) .............................      4,895       161,926
  eBay, Inc. (b) ...................................     18,062       596,227
  IAC/InterActiveCorp. (b) .........................     12,282       295,382
                                                                 ------------
                                                                    1,053,535
                                                                 ------------
INTERNET SOFTWARE & SERVICES--2.4%
  VeriSign, Inc. (b) ...............................      4,475       128,701
  Yahoo!, Inc. (b) .................................     12,044       417,325
                                                                 ------------
                                                                      546,026
                                                                 ------------
IT CONSULTING & OTHER SERVICES--0.5%
  Cognizant Technology Solutions Corp. Class A (b)..      2,368       111,604
                                                                 ------------
MOVIES & ENTERTAINMENT--0.5%
  Pixar, Inc. (b) ..................................      2,132       106,707
                                                                 ------------
PAPER PACKAGING--0.2%
  Smurfit-Stone Container Corp. (b) ................      4,466        45,419
                                                                 ------------
RESTAURANTS--2.2%
  Starbucks Corp. (b) ..............................      9,724       502,342
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--2.5%
  Applied Materials, Inc. ..........................     15,254       246,810
  KLA-Tencor Corp. .................................      4,281       187,080
  Lam Research Corp. (b) ...........................      2,568        74,318
  Novellus Systems, Inc. (b) .......................      2,526        62,417
                                                                 ------------
                                                                      570,625
                                                                 ------------
SEMICONDUCTORS--10.1%
  Altera Corp. (b) .................................      9,377       185,852
  Broadcom Corp. Class A (b) .......................      4,534       161,002
  Intel Corp. ......................................     38,783     1,010,685
  Intersil Corp. Class A ...........................      2,769        51,974
  Linear Technology Corp. ..........................      7,338       269,231
  Maxim Integrated Products, Inc. ..................      8,245       315,042

                                                        SHARES      VALUE
                                                      ---------  ------------
SEMICONDUCTORS--CONTINUED
  Microchip Technology, Inc. .......................      3,110  $     92,118
  Xilinx, Inc. .....................................      8,350       212,925
                                                                 ------------
                                                                    2,298,829
                                                                 ------------
SPECIALTY CHEMICALS--0.3%
  Sigma-Aldrich Corp. ..............................      1,187        66,520
                                                                 ------------
SPECIALTY STORES--1.2%
  PETsMART, Inc. ...................................      2,543        77,180
  Staples, Inc. ....................................      8,878       189,279
                                                                 ------------
                                                                      266,459
                                                                 ------------
SYSTEMS SOFTWARE--12.7%
  Adobe Systems, Inc. ..............................      8,588       245,789
  Microsoft Corp. (c) ..............................     66,716     1,657,225
  Oracle Corp. (b) .................................     38,463       507,712
  Symantec Corp. (b) ...............................     13,345       290,120
  VERITAS Software Corp. (b) .......................      7,837       191,223
                                                                 ------------
                                                                    2,892,069
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--0.4%
  CDW Corp. ........................................      1,522        86,891
                                                                 ------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
  Fastenal Co. .....................................      1,301        79,699
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--3.6%
  Nextel Communications, Inc. Class A (b) ..........     25,319       818,057
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $18,729,854) ...............................    21,302,273
                                                                 ------------
FOREIGN COMMON STOCKS(d)--5.0%
COMMUNICATIONS EQUIPMENT--1.4%
  Research In Motion Ltd. (United States) (b) ......      3,412       251,635
  Telefonaktiebolaget LM Ericsson Sponsored ADR
    (Sweden) .......................................      2,295        73,325
                                                                 ------------
                                                                      324,960
                                                                 ------------
CONSUMER ELECTRONICS--0.4%
  Garmin Ltd. (United States) ......................      1,804        77,121
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--0.6%
  Flextronics International Ltd. (Singapore) (b) ...     11,007       145,402
                                                                 ------------
PHARMACEUTICALS--1.2%
  Teva Pharmaceutical Industries Ltd. Sponsored ADR
    (United States) ................................      8,340       259,708
                                                                 ------------
SEMICONDUCTORS--1.0%
  ATI Technologies, Inc. (Canada) (b) ..............      4,452        52,756
  Marvell Technology Group Ltd. (Japan) (b) ........      4,784       181,984
                                                                 ------------
                                                                      234,740
                                                                 ------------
SYSTEMS SOFTWARE--0.4%
  Check Point Software Technologies Ltd.
    (United States) (b) ............................      4,399        87,100
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $893,402) ..................................     1,129,031
                                                                 ------------
EXCHANGE TRADED FUNDS--0.4%
  Nasdaq-100 Shares Index Tracking Stock ...........      2,443        89,878
                                                                 ------------
TOTAL EXCHANGE TRADED FUNDS
  (Identified cost $86,929) ...................................        89,878
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--98.8%
  (Identified cost $19,710,185) ...............................    22,521,182
                                                                 ------------

                        See Notes to Financial Statements

                  PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                                                               PAR
                                                              VALUE
                                                              (000)      VALUE
                                                              -----   -----------
SHORT-TERM INVESTMENTS--1.4%
U.S. TREASURY BILLS--0.5%
  U.S. Treasury Bill 2.60%, 7/14/05(c) .....................  $ 120   $   119,886
                                                                      -----------
REPURCHASE AGREEMENTS--0.9%
  State Street Bank & Trust Co. repurchase agreement,
    1.80% dated 6/30/05, due 7/1/05, repurchase price
    $199,010, collateralized by U.S. Treasury Note
    3.625%, 6/30/07 market value $204,744 ..................    199       199,000
                                                                      -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $318,878). .....................................       318,886
                                                                      -----------
TOTAL INVESTMENTS--100.2%
  (Identified cost $20,029,063) ...................................    22,840,068(a)
  Other assets and liabilities, net--(0.2)% .......................       (35,264)
                                                                      -----------
NET ASSETS--100.0% ................................................   $22,804,804
                                                                      ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $120,166 and gross depreciation of $1,174,239 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $23,894,141.
(b)   Non-income producing.
(c)   All or a portion segregated as collateral for futures contracts.
(d) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $20,029,063) .......................   $  22,840,068
Cash ...............................................................................             522
Receivables
  Investment securities sold .......................................................          41,756
  Fund shares sold .................................................................           4,455
  Dividends and interest ...........................................................             919
  Receivable from advisor ..........................................................             326
Prepaid expenses ...................................................................           3,292
                                                                                       -------------
    Total assets ...................................................................      22,891,338
                                                                                       -------------
LIABILITIES
Payables
  Fund shares repurchased ..........................................................          30,603
  Investment securities purchased ..................................................             870
  Professional fee .................................................................          20,145
  Printing fee .....................................................................          16,350
  Custodian fee ....................................................................           4,726
  Financial agent fee ..............................................................           3,760
  Trustees' fee ....................................................................           3,400
  Variation margin for future contracts ............................................           2,040
  Administration fee ...............................................................           1,412
Accrued expenses ...................................................................           3,228
                                                                                       -------------
    Total liabilities ..............................................................          86,534
                                                                                       -------------
NET ASSETS .........................................................................   $  22,804,804
                                                                                       =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .................................   $  26,771,030
  Accumulated net investment loss ..................................................         (23,543)
  Accumulated net realized loss ....................................................      (6,745,924)
  Net unrealized appreciation ......................................................       2,803,241
                                                                                       -------------
NET ASSETS .........................................................................   $  22,804,804
                                                                                       =============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization ...       5,759,559
                                                                                       =============
Net asset value and offering price per share .......................................   $        3.96
                                                                                       =============
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends ........................................................................   $      43,467
  Interest .........................................................................           3,153
  Foreign taxes withheld ...........................................................            (374)
                                                                                       -------------
    Total investment income ........................................................          46,246
                                                                                       -------------
EXPENSES
  Investment advisory fee ..........................................................          40,711
  Financial agent fee ..............................................................          21,939
  Adminstration fee ................................................................           8,491
  Professional .....................................................................          15,784
  Custodian ........................................................................          14,252
  Printing .........................................................................          11,168
  Trustees .........................................................................           6,860
  Miscellaneous ....................................................................          14,034
                                                                                       -------------
    Total expenses .................................................................         133,239
    Less expenses reimbursed by investment advisor .................................         (63,440)
    Custodian fees paid indirectly .................................................             (10)
                                                                                       -------------
    Net expenses ...................................................................          69,789
                                                                                       -------------
NET INVESTMENT LOSS ................................................................         (23,543)
                                                                                       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments .................................................        (192,946)
  Net realized loss on futures .....................................................         (42,693)
  Net change in unrealized appreciation (depreciation) on investments ..............      (1,800,387)
  Net change in unrealized appreciation (depreciation) on futures ..................         (11,064)
                                                                                       -------------
NET LOSS ON INVESTMENTS ............................................................      (2,047,090)
                                                                                       -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................   $  (2,070,633)
                                                                                       =============

                        See Notes to Financial Statements

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS
                                                                                           ENDED        YEAR ENDED
                                                                                       JUNE 30, 2005   DECEMBER 31,
                                                                                        (UNAUDITED)        2004
                                                                                       -------------   ------------
FROM OPERATIONS
  Net investment income (loss) .....................................................   $     (23,543)  $    136,037
  Net realized gain (loss) .........................................................        (235,639)      (213,647)
  Net change in unrealized appreciation (depreciation) .............................      (1,811,451)     2,235,722
                                                                                       -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................      (2,070,633)     2,158,112
                                                                                       -------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ............................................................              --       (144,446)
                                                                                       -------------   ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................              --       (144,446)
                                                                                       -------------   ------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (385,974 and 2,484,218 shares, respectively)........       1,542,083      9,715,189
  Net asset value of shares issued from reinvestment of distributions
    (0 and 33,480 shares, respectively) ............................................              --        144,446
  Cost of shares repurchased (654,819 and 2,444,089 shares, respectively)...........      (2,612,994)    (9,347,848)
                                                                                       -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........................      (1,070,911)       511,787
                                                                                       -------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS ............................................      (3,141,544)     2,525,453
NET ASSETS
  Beginning of period ..............................................................      25,946,348     23,420,895
                                                                                       -------------   ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED NET
    INVESTMENT INCOME OF ($23,543) AND $0, RESPECTIVELY)............................   $  22,804,804   $ 25,946,348
                                                                                       =============   ============

* Prior year subscriptions of 3,379,070 shares, $13,211,395 and redemptions of 3,338,941 shares, $12,844,054 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                               SIX MONTHS                                                       FROM INCEPTION
                                                 ENDED                    YEAR ENDED DECEMBER 31,               AUGUST 15, 2000
                                             JUNE 30, 2005     --------------------------------------------     TO DECEMBER 31,
                                              (UNAUDITED)        2004         2003         2002       2001            2000
                                             -------------     -------     ---------     -------     ------     ---------------
Net asset value, beginning of period .....   $        4.30     $  3.93     $    2.64     $  4.23     $ 6.32     $         10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ...........              --(4)     0.02         (0.01)(3)   (0.01)(3)  (0.02)(3)           (0.01)
  Net realized and unrealized gain
    (loss) ...............................           (0.34)       0.37          1.30       (1.58)     (2.07)              (3.67)
                                             -------------     -------     ---------     -------     ------     ---------------
    TOTAL FROM INVESTMENT OPERATIONS .....           (0.34)       0.39          1.29       (1.59)     (2.09)              (3.68)
                                             -------------     -------     ---------     -------     ------     ---------------
LESS DISTRIBUTIONS
  Dividends from net investment income ...              --       (0.02)           --          --         --                  --
                                             -------------     -------     ---------     -------     ------     ---------------
    TOTAL DISTRIBUTIONS ..................              --       (0.02)           --          --         --                  --
                                             -------------     -------     ---------     -------     ------     ---------------
CHANGE IN NET ASSET VALUE ................           (0.34)       0.37          1.29       (1.59)     (2.09)              (3.68)
                                             -------------     -------     ---------     -------     ------     ---------------
NET ASSET VALUE, END OF PERIOD ...........   $        3.96     $  4.30     $    3.93     $  2.64     $ 4.23     $          6.32
                                             =============     =======     =========     =======     ======     ===============
Total return .............................           (8.01)%(2)  10.04%        48.85%     (37.58)%   (33.04)%            (36.78)%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ..   $      22,805     $25,946     $  23,421     $ 8,090     $9,307     $         5,515
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses .................            0.60%(1)    0.60%         0.60%       0.58%      0.50%               0.50%(1)
  Gross operating expenses ...............            1.15%(1)    1.09%         1.45%       2.72%      2.35%               3.93%(1)
  Net investment income (loss) ...........           (0.20)%(1)   0.55%        (0.35)%     (0.48)%    (0.40)%             (0.30)%(1)
Portfolio turnover .......................               4%(2)      34%           18%         42%        91%                 50%(2)

(1) Annualized.
(2) Not annualized.
(3) Computed using average shares outstanding.
(4) Amount is less than $0.01.

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Sanford Bernstein Mid-Cap Value Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period.Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                               BEGINNING           ENDING      EXPENSES PAID
    SANFORD BERNSTEIN MID-CAP VALUE          ACCOUNT VALUE     ACCOUNT VALUE      DURING
               SERIES                      DECEMBER 31, 2004   JUNE 30, 2005      PERIOD*
----------------------------------------   -----------------   -------------   -------------
Actual                                         $1,000.00         $1,016.70         $6.50

Hypothetical (5% return before expenses)        1,000.00          1,018.27          6.53

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.30%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                                [GRAPHIC OMITTED]

Consumer Discretionary            24%
Industrials                       21
Financials                        17
Information Technology             8
Materials                          7
Utilities                          6
Consumer Staples                   6
Other                             11

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                      ---------  ------------
DOMESTIC COMMON STOCKS--97.0%
AEROSPACE & DEFENSE--3.0%
  Goodrich Corp. ...................................     43,300  $  1,773,568
  Moog, Inc. Class A (b) ...........................     51,900     1,634,331
                                                                 ------------
                                                                    3,407,899
                                                                 ------------
AGRICULTURAL PRODUCTS--0.8%
  Corn Products International, Inc. ................     40,000       950,400
                                                                 ------------
APPAREL RETAIL--2.3%
  Payless ShoeSource, Inc. (b) .....................    137,400     2,638,080
                                                                 ------------
APPAREL, ACCESSORIES & LUXURY GOODS--3.8%
  Jones Apparel Group, Inc. ........................     50,900     1,579,936
  Liz Claiborne, Inc. ..............................     41,800     1,661,968
  VF Corp. .........................................     19,900     1,138,678
                                                                 ------------
                                                                    4,380,582
                                                                 ------------
AUTO PARTS & EQUIPMENT--5.3%
  American Axle & Manufacturing Holdings, Inc. .....     37,000       934,990
  ArvinMeritor, Inc. ...............................     85,800     1,526,382
  BorgWarner, Inc. .................................     31,000     1,663,770
  Dana Corp. .......................................     95,200     1,428,952
  Modine Manufacturing Co. .........................      8,800       286,528
  TRW Automotive Holdings Corp. (b) ................      7,900       193,629
                                                                 ------------
                                                                    6,034,251
                                                                 ------------
AUTOMOTIVE RETAIL--1.4%
  AutoNation, Inc. (b) .............................     78,900     1,619,028
                                                                 ------------
COMMUNICATIONS EQUIPMENT--2.6%
  ADC Telecommunications, Inc. (b) .................      4,757       103,560
  Andrew Corp. (b) .................................    131,600     1,679,216
  Tellabs, Inc. (b) ................................    142,500     1,239,750
                                                                 ------------
                                                                    3,022,526
                                                                 ------------
CONSTRUCTION & ENGINEERING--3.5%
  Quanta Services, Inc. (b) ........................    148,500     1,306,800
  URS Corp. (b) ....................................     73,500     2,745,225
                                                                 ------------
                                                                    4,052,025
                                                                 ------------
CONSTRUCTION MATERIALS--0.7%
  Texas Industries, Inc. ...........................     14,100       792,843
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.9%
  PACCAR, Inc ......................................     23,100     1,570,800
  Terex Corp. (b) ..................................     44,100     1,737,540
                                                                 ------------
                                                                    3,308,340
                                                                 ------------

                                                       SHARES       VALUE
                                                      ---------  ------------
DEPARTMENT STORES--0.7%
  Federated Department Stores, Inc. ................     10,800  $    791,424
                                                                 ------------
DISTRIBUTORS--1.2%
  Hughes Supply, Inc. ..............................     50,600     1,421,860
                                                                 ------------
ELECTRIC UTILITIES--2.4%
  Northeast Utilities ..............................     66,700     1,391,362
  PNM Resources, Inc. ..............................     47,850     1,378,558
                                                                 ------------
                                                                    2,769,920
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.7%
  Cooper Industries Ltd. Class A ...................     30,000     1,917,000
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
  Vishay Intertechnology,Inc. (b) ..................    102,578     1,217,601
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--1.3%
  Sanmina-SCI Corp. (b) ............................    163,200       892,704
  Solectron Corp. (b) ..............................    154,400       585,176
                                                                 ------------
                                                                    1,477,880
                                                                 ------------
FOOD RETAIL--0.3%
  SUPERVALU, Inc. ..................................     10,000       326,100
                                                                 ------------
FOOTWEAR--0.5%
  Reebok International Ltd. ........................     13,100       547,973
                                                                 ------------
HEALTH CARE DISTRIBUTORS--1.9%
  Owens & Minor, Inc. ..............................     69,100     2,235,385
                                                                 ------------
HEALTH CARE EQUIPMENT--1.0%
  PerkinElmer, Inc. ................................     60,200     1,137,780
                                                                 ------------
HOMEBUILDING--4.0%
  Beazer Homes USA, Inc. ...........................     40,200     2,297,430
  Pulte Homes, Inc. ................................     27,300     2,300,025
                                                                 ------------
                                                                    4,597,455
                                                                 ------------
HYPERMARKETS & SUPER CENTERS--1.7%
  BJ's Wholesale Club, Inc. (b) ....................     60,900     1,978,641
                                                                 ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.5%
  Constellation Energy Group, Inc. .................     30,000     1,730,700
                                                                 ------------
INDUSTRIAL CONGLOMERATES--1.7%
  Textron, Inc. ....................................     26,000     1,972,100
                                                                 ------------
INDUSTRIAL MACHINERY--1.8%
  Harsco Corp. .....................................     15,300       834,615
  Mueller Industries, Inc. .........................     12,500       338,750
  Parker Hannifin Corp. ............................     14,300       886,743
                                                                 ------------
                                                                    2,060,108
                                                                 ------------

                       See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                        SHARES      VALUE
                                                      ---------  ------------
INTEGRATED OIL & GAS--1.4%
  Amerada Hess Corp. ...............................     14,800  $  1,576,348
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--2.0%
  Edwards (A.G.), Inc. .............................     51,300     2,316,195
                                                                 ------------
LIFE & HEALTH INSURANCE--1.2%
  StanCorp Financial Group, Inc. ...................     18,100     1,386,098
                                                                 ------------
MANAGED HEALTH CARE--0.8%
  PacifiCare Health Systems, Inc. (b) ..............     12,700       907,415
                                                                 ------------
METAL & GLASS CONTAINERS--1.6%
  Ball Corp. .......................................     20,600       740,776
  Silgan Holdings, Inc. ............................     19,200     1,079,808
                                                                 ------------
                                                                    1,820,584
                                                                 ------------
MULTI-UTILITIES--2.1%
  Puget Energy, Inc. ...............................     54,200     1,267,196
  Wisconsin Energy Corp. ...........................     13,525       527,475
  WPS Resources Corp. ..............................     10,500       590,625
                                                                 ------------
                                                                    2,385,296
                                                                 ------------
OFFICE SERVICES & SUPPLIES--2.6%
  IKON Office Solutions, Inc. ......................    125,300     1,191,603
  United Stationers, Inc. (b) ......................     36,700     1,801,970
                                                                 ------------
                                                                    2,993,573
                                                                 ------------
OIL & GAS DRILLING--1.0%
  Rowan Cos., Inc. .................................     38,000     1,128,980
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--1.6%
  SEACOR Holdings, Inc. (b) ........................     27,800     1,787,540
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--1.4%
  Pogo Producing Co. ...............................     31,900     1,656,248
                                                                 ------------
PACKAGED FOODS & MEATS--1.6%
  Del Monte Foods Co. (b) ..........................    172,000     1,852,440
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--1.4%
  Old Republic International Corp. .................     62,800     1,588,212
                                                                 ------------
REGIONAL BANKS--5.0%
  Central Pacific Financial Corp. ..................     36,000     1,281,600
  Hibernia Corp. Class A ...........................     27,000       895,860
  Popular, Inc. ....................................     30,000       755,700
  TD Banknorth, Inc. ...............................      7,350       219,030
  UnionBanCal Corp. ................................     23,500     1,572,620
  Whitney Holding Corp. ............................     31,500     1,027,845
                                                                 ------------
                                                                    5,752,655
                                                                 ------------
REITS--0.5%
  FelCor Lodging Trust, Inc. (b) ...................     39,500       571,960
                                                                 ------------
RESTAURANTS--1.0%
  Jack in the Box, Inc. (b) ........................     31,500     1,194,480
                                                                 ------------
SPECIALTY CHEMICALS--2.8%
  Albemarle Corp. ..................................     17,100       623,637
  Crompton Corp. ...................................     60,400       854,660
  Cytec Industries, Inc. ...........................     42,800     1,703,440
                                                                 ------------
                                                                    3,181,737
                                                                 ------------
SPECIALTY STORES--3.8%
  Borders Group, Inc. ..............................     74,500     1,885,595
  Office Depot, Inc. (b) ...........................    109,000     2,489,560
                                                                 ------------
                                                                    4,375,155
                                                                 ------------

                                                        SHARES      VALUE
                                                      ---------  ------------
STEEL--2.4%
  Reliance Steel & Aluminum Co. ....................     35,000  $  1,297,450
  United States Steel Corp. ........................     41,900     1,440,103
                                                                 ------------
                                                                    2,737,553
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--2.3%
  Anixter International, Inc. (b) ..................     25,100       932,967
  Arrow Electronics, Inc. (b) ......................     18,900       513,324
  Avnet, Inc. (b) ..................................     22,800       513,684
  Tech Data Corp. (b) ..............................     18,000       658,980
                                                                 ------------
                                                                    2,618,955
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--6.0%
  Astoria Financial Corp. ..........................     51,750     1,473,323
  Commercial Federal Corp. .........................     28,000       943,040
  MAF Bancorp, Inc. ................................     44,000     1,875,720
  Radian Group, Inc. ...............................     40,100     1,893,522
  Washington Federal, Inc. .........................     31,806       748,077
                                                                 ------------
                                                                    6,933,682
                                                                 ------------
TOBACCO--1.4%
  Universal Corp. ..................................     36,300     1,589,214
                                                                 ------------
TRADING COMPANIES & DISTRIBUTORS--1.5%
  GATX Corp. .......................................     49,100     1,693,950
                                                                 ------------
TRUCKING--2.5%
  CNF, Inc. ........................................     25,700     1,153,930
  Laidlaw International, Inc. (b) ..................     72,610     1,749,901
                                                                 ------------
                                                                    2,903,831
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $90,271,451) ....................              111,340,002
                                                                 ------------
FOREIGN COMMON STOCKS (c)--1.3%
COMMUNICATIONS EQUIPMENT--0.3%
  Nortel Networks Corp. (Canada) (b) ...............    141,700       369,837
                                                                 ------------
REINSURANCE--1.0%
  PartnerRe Ltd. (Bermuda) .........................      6,700       431,614
  Platinum Underwriters Holdings Ltd.
    (United States) ................................     20,000       636,400
                                                                 ------------
                                                                    1,068,014
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,110,276) ................................     1,437,851
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--98.3%
  (Identified cost $91,381,727) ...............................   112,777,853
                                                                 ------------
SHORT-TERM INVESTMENTS--1.6%
MONEY MARKET MUTUAL FUNDS--1.6%
  SSgA Money Market Fund (2.82% seven day
    effective yield) ...............................  1,876,958     1,876,958
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,876,958) ................................     1,876,958
                                                                 ------------
TOTAL INVESTMENTS--99.9%
  (Identified cost $93,258,685) ...............................   114,654,811(a)
  Other assets and liabilities, net--0.1% .....................       135,948
                                                                 ------------
NET ASSETS--100.0% ............................................  $114,790,759
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,483,595 and gross depreciation of $3,087,469 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $93,258,685.
(b)   Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $93,258,685) .........  $ 114,654,811
Receivables
  Investment securities sold .........................................        314,680
  Dividends and interest .............................................        105,951
  Fund shares sold ...................................................         77,632
Prepaid expenses .....................................................         10,039
                                                                        -------------
    Total assets .....................................................    115,163,113
                                                                        -------------
LIABILITIES
Payables
  Investment securities purchased ....................................        122,206
  Fund shares repurchased ............................................         74,991
  Investment advisory fee ............................................         97,621
  Printing fee .......................................................         33,443
  Professional fee ...................................................         18,822
  Financial agent fee ................................................          7,588
  Administration fee .................................................          6,793
  Trustees' fee ......................................................          3,401
Accrued expenses .....................................................          7,489
                                                                        -------------
    Total liabilities ................................................        372,354
                                                                        -------------
NET ASSETS ...........................................................  $ 114,790,759
                                                                        =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...................  $  88,618,640
  Accumulated net investment loss ....................................        (32,697)
  Accumulated net realized gain ......................................      4,808,690
  Net unrealized appreciation ........................................     21,396,126
                                                                        -------------
NET ASSETS ...........................................................  $ 114,790,759
                                                                        =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization ............................................     8,071,516
                                                                        =============
Net asset value and offering price per share .........................  $       14.22
                                                                        =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends ..........................................................  $     661,882
  Interest ...........................................................         23,916
  Foreign taxes withheld .............................................         (1,440)
                                                                        -------------
    Total investment income ..........................................        684,358
                                                                        -------------
EXPENSES
  Investment advisory fee ............................................        580,035
  Financial agent fee ................................................         45,636
  Administration fee .................................................         40,326
  Printing ...........................................................         15,735
  Professional .......................................................         15,620
  Custodian ..........................................................          8,716
  Trustees ...........................................................          6,860
  Miscellaneous ......................................................         14,413
                                                                        -------------
    Total expenses ...................................................        727,341
    Less expenses reimbursed by investment advisor ...................         (9,202)
                                                                        -------------
    Net expenses .....................................................        718,139
                                                                        -------------
NET INVESTMENT LOSS ..................................................        (33,781)
                                                                        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...................................      4,812,842
  Net change in unrealized appreciation (depreciation)
    on investments ...................................................     (3,044,323)
                                                                        -------------
NET GAIN ON INVESTMENTS ..............................................      1,768,519
                                                                        -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................  $   1,734,738
                                                                        =============

                       See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS
                                                                              ENDED          YEAR ENDED
                                                                          JUNE 30, 2005     DECEMBER 31,
                                                                           (UNAUDITED)        2004
                                                                          -------------    -------------
FROM OPERATIONS
  Net investment income (loss) .........................................  $     (33,781)   $     242,805
  Net realized gain (loss) .............................................      4,812,842        7,100,179
  Net change in unrealized appreciation (depreciation) .................     (3,044,323)      11,679,673
                                                                          -------------    -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........      1,734,738       19,022,657
                                                                          -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................................       (128,751)        (174,367)
  Net realized short-term gains ........................................        (72,422)      (1,048,818)
  Net realized long-term gains .........................................        (96,563)      (6,904,077)
                                                                          -------------    -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ............       (297,736)      (8,127,262)
                                                                          -------------    -------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (309,749 and 1,604,398
    shares, respectively) ..............................................      4,294,119       21,233,797
  Net asset value of shares issued from reinvestment of
    distributions (20,888 and 584,956 shares,respectively) .............        297,736        8,127,262
  Cost of shares repurchased (531,648 and 764,378 shares,
    respectively) ......................................................     (7,251,785)     (10,110,805)
                                                                          -------------    -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ............     (2,659,930)      19,250,254
                                                                          -------------    -------------
  NET INCREASE (DECREASE) IN NET ASSETS ................................     (1,222,928)      30,145,649
NET ASSETS
  Beginning of period ..................................................    116,013,687       85,868,038
                                                                          -------------    -------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS
    AND UNDISTRIBUTED NET INVESTMENT INCOME OF
    ($32,697) AND $129,835,RESPECTIVELY) ...............................  $ 114,790,759    $ 116,013,687
                                                                          =============    =============

* Prior year subscriptions of 2,819,660 shares, $37,316,170 and redemptions of 1,979,640 shares, $26,193,178 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                           SIX MONTHS
                                                             ENDED                        YEAR ENDED DECEMBER 31,
                                                          JUNE 30,2005     -----------------------------------------------------
                                                           (UNAUDITED)         2004        2003       2002       2001     2000
                                                           ----------      -----------  ---------  ---------  --------  --------
Net asset value, beginning of period ...................   $    14.02      $     12.54  $    9.20  $   10.97  $   9.07  $   7.82
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .........................           --(3)          0.02       0.03       0.10      0.13      0.06
  Net realized and unrealized gain (loss) ..............         0.24             2.51       3.72      (1.02)     1.95      1.25
                                                           ----------      -----------  ---------  ---------  --------  --------
    TOTAL FROM INVESTMENT OPERATIONS ...................         0.24             2.53       3.75      (0.92)     2.08      1.31
                                                           ----------      -----------  ---------  ---------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment income ...................        (0.02)           (0.02)     (0.02)     (0.10)    (0.13)    (0.06)
Distributions from net realized gains ..................        (0.02)           (1.03)     (0.39)     (0.75)    (0.05)       --
                                                           ----------      -----------  ---------  ---------  --------  --------
    TOTAL DISTRIBUTIONS ................................        (0.04)           (1.05)     (0.41)     (0.85)    (0.18)    (0.06)
                                                           ----------      -----------  ---------  ---------  --------  --------
CHANGE IN NET ASSET VALUE ..............................         0.20             1.48       3.34      (1.77)     1.90      1.25
                                                           ----------      -----------  ---------  ---------  --------  --------
NET ASSET VALUE, END OF PERIOD .........................   $    14.22      $     14.02  $   12.54  $    9.20  $  10.97  $   9.07
                                                           ==========      ===========  =========  =========  ========  ========
Total return ...........................................         1.67%(2)        20.41%     40.97%     (8.55)%   22.98%    16.89%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ................   $  114,791      $   116,014  $  85,868  $  61,289  $ 48,556  $ 14,758
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ...............................         1.30%(1)         1.30%      1.30%      1.28%     1.20%     1.20%
  Gross operating expenses .............................         1.32%(1)         1.34%      1.37%      1.40%     1.54%     2.39%
  Net investment income ................................        (0.06)%(1)        0.25%      0.46%      1.12%     1.72%     0.95%
Portfolio turnover .....................................           17%(2)           36%        29%        44%       28%      128%

(1)   Annualized.
(2)   Not annualized.
(3)   Amount is less than $0.01.

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Sanford Bernstein Small-Cap Value Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period.Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                        BEGINNING         ENDING      EXPENSES PAID
                SANFORD BERNSTEIN                     ACCOUNT VALUE    ACCOUNT VALUE     DURING
              SMALL-CAP VALUE SERIES                DECEMBER 31, 2004  JUNE 30, 2005     PERIOD*
-------------------------------------------------   -----------------  -------------  -------------
Actual                                                 $ 1,000.00        $ 1,018.20     $ 6.51

Hypothetical (5% return before expenses)                 1,000.00          1,018.26       6.53

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.30%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                               [GRAPHIC OMITTED]

Industrials                       23%
Consumer Discretionary            22
Financials                        15
Materials                         11
Information Technology             9
Health Care                        6
Energy                             5
Other                              9

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                        SHARES      VALUE
                                                        ------      -----
DOMESTIC COMMON STOCKS--96.6%
AEROSPACE & DEFENSE--3.2%
  Curtiss-Wright Corp. .............................     17,200  $    927,940
  Esterline Technologies Corp. (b) .................     12,600       505,008
  Moog, Inc. Class A (b) ...........................     21,825       687,269
                                                                 ------------
                                                                    2,120,217
                                                                 ------------
AIRLINES--1.5%
  Alaska Air Group, Inc. (b) .......................     28,000       833,000
  Pinnacle Airlines Corp. (b) ......................     20,100       172,659
                                                                 ------------
                                                                    1,005,659
                                                                 ------------
APPAREL RETAIL--3.9%
  Payless ShoeSource, Inc. (b) .....................     73,500     1,411,200
  Too, Inc. (b) ....................................     50,700     1,184,859
                                                                 ------------
                                                                    2,596,059
                                                                 ------------
APPAREL, ACCESSORIES & LUXURY GOODS--1.7%
  Phillips-Van Heusen Corp. ........................     33,950     1,109,826
                                                                 ------------
AUTO PARTS & EQUIPMENT--4.9%
  American Axle & Manufacturing Holdings, Inc. .....     22,000       555,940
  ArvinMeritor, Inc. ...............................     33,300       592,407
  BorgWarner, Inc. .................................     13,800       740,646
  Dana Corp. .......................................     50,600       759,507
  Modine Manufacturing Co. .........................     11,600       377,696
  TRW Automotive Holdings Corp. (b) ................      8,000       196,080
                                                                 ------------
                                                                    3,222,276
                                                                 ------------
AUTOMOTIVE RETAIL--1.2%
  Group 1 Automotive, Inc. (b) .....................      5,800       139,432
  Sonic Automotive, Inc. ...........................     32,050       681,383
                                                                 ------------
                                                                      820,815
                                                                 ------------
CASINOS & GAMING--1.3%
  Aztar Corp. (b) ..................................     24,400       835,700
                                                                 ------------
COMMUNICATIONS EQUIPMENT--3.0%
  ADC Telecommunications, Inc. (b) .................     22,385       487,321
  Andrew Corp. (b) .................................     79,300     1,011,868
  Black Box Corp. ..................................     12,800       453,120
                                                                 ------------
                                                                    1,952,309
                                                                 ------------
CONSTRUCTION & ENGINEERING--4.7%
  Granite Construction, Inc. .......................     32,700       918,870
  Quanta Services, Inc. (b) ........................     84,700       745,360
  URS Corp. (b) ....................................     39,300     1,467,855
                                                                 ------------
                                                                    3,132,085
                                                                 ------------

                                                        SHARES      VALUE
                                                      ---------  ------------

CONSTRUCTION MATERIALS--0.7%
  Texas Industries, Inc. ...........................      8,500  $    477,955
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.0%
  Accuride Corp. (b) ...............................     29,475       313,319
  Commercial Vehicle Group, Inc. (b) ...............      9,341       165,803
  Terex Corp. (b) ..................................     21,000       827,400
                                                                 ------------
                                                                    1,306,522
                                                                 ------------
DISTRIBUTORS--1.0%
  Hughes Supply, Inc. ..............................     23,000       646,300
                                                                 ------------
DIVERSIFIED METALS & MINING--2.0%
  RTI International Metals, Inc. (b) ...............     42,700     1,341,207
                                                                 ------------
ELECTRIC UTILITIES--2.1%
  Northeast Utilities ..............................     29,050       605,983
  PNM Resources, Inc. ..............................     27,500       792,275
                                                                 ------------
                                                                    1,398,258
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
  C&D Technologies, Inc. ...........................     45,100       414,469
  Genlyte Group, Inc. (The) (b) ....................      7,600       370,424
                                                                 ------------
                                                                      784,893
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.0%
  Vishay Intertechnology, Inc. (b) .................     55,145       654,571
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--2.1%
  CTS Corp. ........................................     76,100       935,269
  Sanmina-SCI Corp. (b) ............................     83,300       455,651
                                                                 ------------
                                                                    1,390,920
                                                                 ------------
HEALTH CARE DISTRIBUTORS--1.3%
  Owens & Minor, Inc. ..............................     26,400       854,040
                                                                 ------------
HEALTH CARE EQUIPMENT--2.4%
  CONMED Corp. (b) .................................     30,000       923,100
  PerkinElmer, Inc. ................................     35,000       661,500
                                                                 ------------
                                                                    1,584,600
                                                                 ------------
HEALTH CARE FACILITIES--1.0%
  Universal Health Services, Inc. Class B ..........     10,900       677,762
                                                                 ------------
HOMEBUILDING--3.3%
  Beazer Homes USA, Inc. ...........................     20,400     1,165,860
  Pulte Homes, Inc. ................................     11,800       994,150
                                                                 ------------
                                                                    2,160,010
                                                                 ------------

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                       SHARES       VALUE
                                                      ---------  ------------
HYPERMARKETS & SUPER CENTERS--1.7%
  BJ's Wholesale Club, Inc. (b) ....................     34,200  $  1,111,158
                                                                 ------------
INDUSTRIAL MACHINERY--0.7%
  Gardner Denver, Inc. (b) .........................      8,000       280,640
  Wolverine Tube, Inc. (b) .........................     28,800       169,056
                                                                 ------------
                                                                      449,696
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--2.0%
  Edwards (A.G.), Inc. .............................     29,000     1,309,350
                                                                 ------------
LEISURE PRODUCTS--1.2%
  Callaway Golf Co. ................................     52,000       802,360
                                                                 ------------
LIFE & HEALTH INSURANCE--1.1%
  StanCorp Financial Group, Inc. ...................      9,700       742,826
                                                                 ------------
MANAGED HEALTH CARE--0.8%
  PacifiCare Health Systems, Inc. (b) ..............      7,300       521,585
                                                                 ------------
MARINE--0.4%
  Alexander & Baldwin, Inc. ........................      5,500       254,925
                                                                 ------------
METAL & GLASS CONTAINERS--1.1%
  Silgan Holdings, Inc. ............................     13,200       742,368
                                                                 ------------
MULTI-LINE INSURANCE--0.5%
  American National Insurance Co. ..................      2,700       309,663
                                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER--1.2%
  Puget Energy, Inc. ...............................     33,900       792,582
                                                                 ------------
OFFICE SERVICES & SUPPLIES--2.3%
  IKON Office Solutions, Inc. ......................     60,200       572,502
  United Stationers, Inc. (b) ......................     18,800       923,080
                                                                 ------------
                                                                    1,495,582
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--3.0%
  Offshore Logistics, Inc. (b) .....................     11,700       384,228
  Oil States International, Inc. (b) ...............     36,200       911,154
  SEACOR Holdings, Inc. (b) ........................     10,200       655,860
                                                                 ------------
                                                                    1,951,242
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--2.0%
  Plains Exploration & Production Co. (b) ..........     37,700     1,339,481
                                                                 ------------
PACKAGED FOODS & MEATS--2.0%
  Del Monte Foods Co. (b) ..........................     86,100       927,297
  J & J Snack Foods Corp. ..........................      7,000       366,450
                                                                 ------------
                                                                    1,293,747
                                                                 ------------
PAPER PACKAGING--0.6%
  Rock-Tenn Co. Class A ............................     33,000       417,450
                                                                 ------------
PAPER PRODUCTS--1.3%
  Schweitzer-Mauduit International, Inc. ...........     27,525       856,853
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--0.7%
  American Physicians Capital, Inc. (b) ............      3,739       138,904
  Harleysville Group, Inc. .........................     15,400       321,706
                                                                 ------------
                                                                      460,610
                                                                 ------------
REGIONAL BANKS--3.1%
  Central Pacific Financial Corp. ..................     22,900       815,240
  Community Bank System, Inc. ......................     17,600       429,264
  F.N.B. Corp. .....................................     42,000       825,300
                                                                 ------------
                                                                    2,069,804
                                                                 ------------
REITS--1.8%
  CRT Properties, Inc. .............................     32,300       881,790
  FelCor Lodging Trust, Inc. (b) ...................     19,500       282,360
                                                                 ------------
                                                                    1,164,150
                                                                 ------------

                                                        SHARES      VALUE
                                                      ---------  ------------
RESTAURANTS--1.0%
  Jack in the Box, Inc. (b) ........................     17,100  $    648,432
                                                                 ------------
SPECIALTY CHEMICALS--2.4%
  Albemarle Corp. ..................................     11,600       423,052
  Crompton Corp. ...................................     28,000       396,200
  Cytec Industries, Inc. ...........................     19,900       792,020
                                                                 ------------
                                                                    1,611,272
                                                                 ------------
SPECIALTY STORES--2.2%
  Borders Group, Inc. ..............................     42,000     1,063,020
  Zale Corp. (b) ...................................     12,800       405,632
                                                                 ------------
                                                                    1,468,652
                                                                 ------------
STEEL--3.1%
  Commercial Metals Co. ............................     38,600       919,452
  Quanex Corp. .....................................     11,250       596,363
  Reliance Steel & Aluminum Co. ....................     14,500       537,515
                                                                 ------------
                                                                    2,053,330
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--2.6%
  Anixter International, Inc. (b) ..................      9,400       349,398
  Avnet, Inc. (b)  . ...............................      7,800       175,734
  Bell Microproducts, Inc. (b) .....................     95,518       897,869
  Global Imaging Systems, Inc. (b) .................      9,200       293,112
                                                                 ------------
                                                                    1,716,113
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--4.7%
  Astoria Financial Corp. ..........................     33,750       960,863
  Commercial Federal Corp. .........................     18,500       623,080
  MAF Bancorp, Inc. ................................     20,900       890,967
  Washington Federal, Inc. .........................     27,604       649,246
                                                                 ------------
                                                                    3,124,156
                                                                 ------------
TOBACCO--1.1%
  Universal Corp. ..................................     16,600       726,748
                                                                 ------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
  GATX Corp. .......................................     23,300       803,850
                                                                 ------------
TRUCKING--5.3%
  Arkansas Best Corp. ..............................     19,300       613,933
  CNF, Inc. ........................................     14,500       651,050
  Dollar Thrifty Automotive Group, Inc. (b) ........     37,000     1,405,260
  Laidlaw International, Inc. (b) ..................     35,200       848,320
                                                                 ------------
                                                                    3,518,563
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $50,268,851) ...............................    63,828,532
                                                                 ------------
FOREIGN COMMON STOCKS (c)--1.4%
PROPERTY & CASUALTY INSURANCE--0.1%
  Aspen Insurance Holdings Ltd. (Bermuda) ..........      2,700        74,412
                                                                 ------------
REINSURANCE--1.3%
  PartnerRe Ltd. (Bermuda) .........................      2,900       186,818
  Platinum Underwriters Holdings Ltd. (United
    States) ........................................     21,500       684,130
                                                                 ------------
                                                                      870,948
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $857,936) ..................................       945,360
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--98.0%
  (Identified cost $51,126,787) ...............................    64,773,892
                                                                 ------------

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                       SHARES       VALUE
                                                      ---------  ------------
SHORT-TERM INVESTMENTS--2.0%
MONEY MARKET MUTUAL FUNDS--2.0%
  SSgA Money Market Fund (2.82% seven day effective
    yield) .........................................  1,283,732  $  1,283,732
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,283,732) .....................                1,283,732
                                                                 ------------
TOTAL INVESTMENTS--100.0%
  (Identified cost $52,410,519) ....................               66,057,624(a)
  Other assets and liabilities, net--0.0% ..........                   20,977
                                                                 ------------
NET ASSETS--100.0% .................................             $ 66,078,601
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,304,560 and gross depreciation of $1,670,309 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $52,423,373.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $52,410,519) ..   $  66,057,624
Receivables
  Investment securities sold ..................................         266,906
  Dividends and interest ......................................          56,074
  Fund shares sold ............................................          50,354
Prepaid expenses ..............................................           5,744
                                                                  -------------
    Total assets ..............................................      66,436,702
                                                                  -------------
LIABILITIES
Payables
  Investment securities purchased .............................         194,179
  Fund shares repurchased .....................................          44,769
  Investment advisory fee .....................................          54,776
  Printing fee ................................................          26,974
  Professional fee ............................................          18,822
  Financial agent fee .........................................           5,495
  Trustees' fee ...............................................           3,887
  Administration fee ..........................................           3,401
Accrued expenses ..............................................           5,798
                                                                  -------------
    Total liabilities .........................................         358,101
                                                                  -------------
NET ASSETS ....................................................   $  66,078,601
                                                                  =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ............   $  50,392,437
  Accumulated net investment loss .............................         (56,096)
  Accumulated net realized gain ...............................       2,095,155
  Net unrealized appreciation .................................      13,647,105
                                                                  -------------
NET ASSETS                                                        $  66,078,601
                                                                  =============
Shares of beneficial interest outstanding, $1 par value,
unlimited authorization .......................................       3,893,263
                                                                  =============
Net asset value and offering price per share ..................   $       16.97
                                                                  =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends ...................................................   $     337,111
  Interest ....................................................          18,623
                                                                  -------------
    Total investment income ...................................         355,734
                                                                  -------------
EXPENSES
  Investment advisory fee .....................................         332,632
  Financial agent fee .........................................          32,729
  Administration fee ..........................................          23,126
  Professional ................................................          15,620
  Printing ....................................................          14,112
  Trustees ....................................................           6,860
  Custodian ...................................................           5,754
  Miscellaneous ...............................................          11,223
                                                                  -------------
    Total expenses ............................................         442,056
    Less expenses reimbursed by investment advisor ............         (30,226)
                                                                  -------------
    Net expenses ..............................................         411,830
                                                                  -------------
NET INVESTMENT LOSS                                                     (56,096)
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ............................       2,114,303
  Net change in unrealized appreciation (depreciation) on
    investments ...............................................        (979,362)
                                                                  -------------
NET GAIN ON INVESTMENTS .......................................       1,134,941
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $   1,078,845
                                                                  =============

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                      ENDED        YEAR ENDED
                                                                                  JUNE 30, 2005   DECEMBER 31,
                                                                                   (UNAUDITED)        2004
                                                                                  -------------   ------------
FROM OPERATIONS
  Net investment income (loss) ................................................   $     (56,096)  $   (121,892)
  Net realized gain (loss) ....................................................       2,114,303      5,484,051
  Net change in unrealized appreciation (depreciation) ........................        (979,362)     6,886,490
                                                                                  -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................       1,078,845     12,248,649
                                                                                  -------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized short-term gains ...............................................        (228,825)    (1,595,186)
  Net realized long-term gains ................................................         (34,906)    (3,840,864)
                                                                                  -------------   ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...................        (263,731)    (5,436,050)
                                                                                  -------------   ------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (132,761 and 1,163,144 shares, respectively) ..       2,158,410     18,149,488
  Net asset value of shares issued from reinvestment of distributions
    (15,530 and 326,062 shares, respectively) .................................         263,731      5,436,050
  Cost of shares repurchased (305,360 and 724,434 shares, respectively) .......      (4,943,599)   (11,369,510)
                                                                                  -------------   ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...................      (2,521,458)    12,216,028
                                                                                  -------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS .......................................      (1,706,344)    19,028,627
NET ASSETS
  Beginning of period .........................................................      67,784,945     48,756,318
                                                                                  -------------   ------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
    NET INVESTMENT INCOME OF ($56,096) AND $0, RESPECTIVELY) ..................   $  66,078,601   $ 67,784,945
                                                                                  =============   ============

* Prior year subscriptions of 1,772,826 shares, $27,781,112 and redemptions of 1,334,116 shares, $21,001,134 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                               SIX MONTHS                                                       FROM INCEPTION
                                                  ENDED                    YEAR ENDED DECEMBER 31,               NOVEMBER 20,
                                              JUNE 30, 2005    ----------------------------------------------       2000 TO
                                               (UNAUDITED)       2004          2003         2002       2001     DECEMBER 31, 2000
                                              -------------    --------      -------      -------    -------    -----------------
Net asset value, beginning of period .......    $  16.74       $  14.84      $ 10.50      $ 12.08    $ 10.62        $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) .............       (0.01)         (0.03)(3)     0.02(3)      0.06       0.07          0.03
  Net realized and unrealized gain .........        0.31           3.39         4.57        (1.09)      1.59          0.62
                                                --------       --------      -------      -------    -------        ------
    TOTAL FROM INVESTMENT OPERATIONS .......        0.30           3.36         4.59        (1.03)      1.66          0.65
                                                --------       --------      -------      -------    -------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income .....          --             --           --        (0.06)     (0.07)        (0.03)
  Distributions from net realized gains ....       (0.07)         (1.46)       (0.25)       (0.49)     (0.13)           --
                                                --------       --------      -------      -------    -------        ------
    TOTAL DISTRIBUTIONS ....................       (0.07)         (1.46)       (0.25)       (0.55)     (0.20)        (0.03)
                                                --------       --------      -------      -------    -------        ------
CHANGE IN NET ASSET VALUE ..................        0.23           1.90         4.34        (1.58)      1.46          0.62
                                                --------       --------      -------      -------    -------        ------
NET ASSET VALUE, END OF PERIOD .............    $  16.97       $  16.74      $ 14.84      $ 10.50    $ 12.08        $10.62
                                                ========       ========      =======      =======    =======        ======
Total return ...............................        1.82%(2)      22.67%       43.86%       (8.54)%    15.76%         6.44%(2)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) ....    $ 66,079       $ 67,785      $48,756      $32,968    $17,232        $2,692
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ...................        1.30%(1)       1.30%        1.30%        1.29%      1.20%         1.20%(1)
  Gross operating expenses .................        1.40%(1)       1.43%        1.52%        1.64%      2.33%        13.52%(1)
  Net investment income (loss) .............       (0.18)%(1)     (0.22)%       0.14%        0.86%      1.12%         2.71%(1)
Portfolio turnover .........................          17%(2)         44%          36%          40%        18%            1%(2)

(1)  Annualized.
(2)  Not annualized.
(3)  Computed  using  average  shares   outstanding.

                        See Notes to Financial Statements

                          PHOENIX MID-CAP GROWTH SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Mid-Cap Growth Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period.Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                              BEGINNING           ENDING      EXPENSES PAID
                                            ACCOUNT VALUE     ACCOUNT VALUE       DURING
   MID-CAP GROWTH SERIES                  DECEMBER 31, 2004   JUNE 30, 2005      PERIOD*
---------------------------               -----------------   -------------   -------------
Actual                                       $  1,000.00       $   987.10        $  5.67

Hypothetical (5% return before expenses)        1,000.00         1,019.02           5.77

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.15%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                         PHOENIX MID-CAP GROWTH SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                         6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                               [GRAPHIC OMITTED]

Information Technology             35%
Consumer Discretionary             25
Health Care                        19
Industrials                         6
Telecommunication Services          4
Consumer Staples                    3
Financials                          3
Other                               5

                            SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                      ---------  ------------
DOMESTIC COMMON STOCKS--96.5%
APPAREL RETAIL--4.2%
  Foot Locker, Inc. ................................     41,560  $  1,131,263
  Urban Outfitters, Inc. (b) .......................     20,200     1,145,138
                                                                 ------------
                                                                    2,276,401
                                                                 ------------
APPAREL, ACCESSORIES & LUXURY GOODS--3.0%
  Coach, Inc. (b) ..................................     48,900     1,641,573
                                                                 ------------
BIOTECHNOLOGY--5.3%
  Genzyme Corp. (b) ................................     28,320     1,701,749
  Protein Design Labs, Inc. (b) ....................     58,190     1,176,020
                                                                 ------------
                                                                    2,877,769
                                                                 ------------
BROADCASTING & CABLE TV--2.6%
  Univision Communications, Inc. Class A (b) .......     51,500     1,418,825
                                                                 ------------
CASINOS & GAMING--2.4%
  Station Casinos, Inc. ............................     19,280     1,280,192
                                                                 ------------
COMMUNICATIONS EQUIPMENT--2.5%
  Comverse Technology, Inc. (b) ....................     57,660     1,363,659
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--3.1%
  Network Appliance, Inc. (b) ......................     58,600     1,656,622
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.9%
  Oshkosh Truck Corp. ..............................     13,400     1,048,952
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--5.4%
  Alliance Data Systems Corp. (b) ..................     37,140     1,506,398
  Global Payments, Inc. ............................     20,950     1,420,410
                                                                 ------------
                                                                    2,926,808
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--4.6%
  Jabil Circuit, Inc. (b) ..........................     81,530     2,505,417
                                                                 ------------
ENVIRONMENTAL SERVICES--1.8%
  Stericycle, Inc. (b) .............................     19,150       963,628
                                                                 ------------
HEALTH CARE EQUIPMENT--6.1%
  Fisher Scientific International, Inc. (b) ........     30,600     1,985,940
  Kinetic Concepts, Inc. (b) .......................     21,840     1,310,400
                                                                 ------------
                                                                    3,296,340
                                                                 ------------
HEALTH CARE SERVICES--3.1%
  Quest Diagnostics, Inc. ..........................     31,300     1,667,351
                                                                 ------------
HOMEFURNISHING RETAIL--6.9%
  Bed Bath & Beyond, Inc. (b) ......................     43,630     1,822,862
  Williams-Sonoma, Inc. (b) ........................     48,490     1,918,749
                                                                 ------------
                                                                    3,741,611
                                                                 ------------

                                                        SHARES       VALUE
                                                      ---------  ------------
HOTELS, RESORTS & CRUISE LINES--2.7%
  Starwood Hotels & Resorts Worldwide, Inc. ........     25,400  $  1,487,678
                                                                 ------------
INDUSTRIAL MACHINERY--2.4%
  Harsco Corp. .....................................     23,850     1,301,017
                                                                 ------------
INTERNET SOFTWARE & SERVICES--3.5%
  VeriSign, Inc. (b) ...............................     65,760     1,891,258
                                                                 ------------
MANAGED HEALTH CARE--2.7%
  PacifiCare Health Systems, Inc. (b) ..............     20,640     1,474,728
                                                                 ------------
OFFICE ELECTRONICS--1.0%
  Zebra Technologies Corp. Class A (b) .............     11,800       516,722
                                                                 ------------
PHARMACEUTICALS--2.1%
  Sepracor, Inc. (b) ...............................     19,150     1,149,191
                                                                 ------------
REGIONAL BANKS--2.6%
  Marshall & Ilsley Corp. ..........................     31,200     1,386,840
                                                                 ------------
RESTAURANTS--2.9%
  Darden Restaurants, Inc. .........................     48,420     1,596,892
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--2.1%
  KLA-Tencor Corp. .................................     26,530     1,159,361
                                                                 ------------
SEMICONDUCTORS--9.5%
  Analog Devices, Inc. .............................     29,000     1,081,990
  Intersil Corp. Class A ...........................     60,430     1,134,271
  Microchip Technology, Inc. .......................     49,290     1,459,970
  Xilinx, Inc. .....................................     57,810     1,474,155
                                                                 ------------
                                                                    5,150,386
                                                                 ------------
SOFT DRINKS--2.9%
  Coca-Cola Enterprises, Inc. ......................     70,620     1,554,346
                                                                 ------------
SPECIALTY CHEMICALS--2.4%
  Rohm & Haas Co. ..................................     28,370     1,314,666
                                                                 ------------
SYSTEMS SOFTWARE--3.1%
  Adobe Systems, Inc. ..............................     59,360     1,698,883
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--3.7%
  Nextel Partners, Inc. Class A (b) ................     79,050     1,989,689
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $45,567,266) ...............................    52,336,805
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--96.5%
  (Identified cost $45,567,266) ...............................    52,336,805
                                                                 ------------

                       See Notes to Financial Statements

                         PHOENIX MID-CAP GROWTH SERIES

                                                           PAR
                                                          VALUE
                                                          (000)         VALUE
                                                         -------     -----------
SHORT-TERM INVESTMENTS--3.2%
COMMERCIAL PAPER--3.2%
  UBS Finance Delaware LLC 3.37%, 7/1/05 .........       $ 1,750     $ 1,750,000
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,750,000) .................................       1,750,000
                                                                     -----------
TOTAL INVESTMENTS--99.7%
  (Identified cost $47,317,266) ................................      54,086,805(a)
  Other assets and liabilities, net--0.3% ......................         145,844
                                                                     -----------
NET ASSETS--100.0% .............................................     $54,232,649
                                                                     ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,259,400 and gross depreciation of $489,861 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $47,317,266.
(b)   Non-income producing.

                       See Notes to Financial Statements

                          PHOENIX MID-CAP GROWTH SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $47,317,266) .................................            $   54,086,805
Cash .........................................................................................                       288
Receivables
  Investment securities sold .................................................................                   224,405
  Fund shares sold ...........................................................................                    55,121
  Dividends ..................................................................................                     2,825
Prepaid expenses .............................................................................                     4,807
                                                                                                          --------------
    Total assets .............................................................................                54,374,251
                                                                                                          --------------
LIABILITIES
Payables
  Fund shares repurchased ....................................................................                    33,870
  Investment advisory fee ....................................................................                    38,647
  Printing fee ...............................................................................                    33,159
  Professional fee ...........................................................................                    18,822
  Financial agent fee ........................................................................                     5,195
  Trustees' fee ..............................................................................                     3,401
  Administration fee .........................................................................                     3,311
Accrued expenses .............................................................................                     5,197
                                                                                                          --------------
    Total liabilities ........................................................................                   141,602
                                                                                                          --------------
NET ASSETS ...................................................................................            $   54,232,649
                                                                                                          ==============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest ...........................................            $   80,870,316
  Accumulated net investment loss ............................................................                  (184,465)
  Accumulated net realized loss ..............................................................               (33,222,741)
  Net unrealized appreciation ................................................................                 6,769,539
                                                                                                          --------------
NET ASSETS ...................................................................................            $   54,232,649
                                                                                                          ==============
Shares of beneficial interest outstanding, $1 par value, unlimited authorization .............                 4,426,996
                                                                                                          ==============
Net asset value and offering price per share .................................................            $        12.25
                                                                                                          ==============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends ..................................................................................            $      105,405
  Interest ...................................................................................                    25,096
                                                                                                          --------------
    Total investment income ..................................................................                   130,501
                                                                                                          --------------
EXPENSES
  Investment advisory fee ....................................................................                   219,111
  Financial agent fee ........................................................................                    30,506
  Administration fee .........................................................................                    19,994
  Professional ...............................................................................                    15,620
  Printing ...................................................................................                    14,233
  Trustees ...................................................................................                     6,860
  Custodian ..................................................................................                     4,694
  Miscellaneous ..............................................................................                    11,387
                                                                                                          --------------
    Total expenses ...........................................................................                   322,405
    Less expenses reimbursed by investment advisor ...........................................                    (7,302)
    Custodian fees paid indirectly ...........................................................                      (137)
                                                                                                          --------------
    Net expenses .............................................................................                   314,966
                                                                                                          --------------
NET INVESTMENT LOSS ..........................................................................                  (184,465)
                                                                                                          --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...........................................................                 2,347,666
  Net change in unrealized appreciation (depreciation) on investments ........................                (3,149,731)
                                                                                                          --------------
NET LOSS ON INVESTMENTS ......................................................................                  (802,065)
                                                                                                          --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................................            $     (986,530)
                                                                                                          ==============

                       See Notes to Financial Statements

                          PHOENIX MID-CAP GROWTH SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                               SIX MONTHS
                                                                                                  ENDED               YEAR ENDED
                                                                                              JUNE 30, 2005          DECEMBER 31,
                                                                                               (UNAUDITED)               2004
                                                                                              -------------         --------------
FROM OPERATIONS
  Net investment income (loss) .......................................................        $    (184,465)        $     (309,829)
  Net realized gain (loss) ...........................................................            2,347,666                832,642
  Net change in unrealized appreciation (depreciation) ...............................           (3,149,731)             3,484,493
                                                                                              -------------         --------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........................             (986,530)             4,007,306
                                                                                              -------------         --------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (543,866 and 643,554 shares, respectively) ...........            6,605,727              7,120,118
  Cost of shares repurchased (1,167,535 and 863,842 shares, respectively) ............          (14,067,255)            (9,740,811)
                                                                                              -------------         --------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ..........................           (7,461,528)            (2,620,693)
                                                                                              -------------         --------------
  NET INCREASE (DECREASE) IN NET ASSETS ..............................................           (8,448,058)             1,386,613
NET ASSETS
  Beginning of period ................................................................           62,680,707             61,294,094
                                                                                              -------------         --------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
    NET INVESTMENT INCOME OF ($184,465) AND $0, RESPECTIVELY) ........................        $  54,232,649         $   62,680,707
                                                                                              ==============        ==============

* Prior year subscriptions of 1,240,386 shares, $13,920,380 and redemptions of 1,460,674 shares, $16,541,073 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                      SIX MONTHS
                                                         ENDED                             YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 2005      ----------------------------------------------------------
                                                      (UNAUDITED)         2004         2003         2002        2001         2000
                                                     -------------      --------     --------     -------     --------     -------
Net asset value, beginning of period ............       $  12.41        $  11.63     $   9.03     $ 13.37     $  17.90     $ 17.28
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) (1) ..............          (0.04)          (0.06)       (0.07)      (0.07)       (0.08)      (0.06)
  Net realized and unrealized gain (loss) .......          (0.12)           0.84         2.67       (4.27)       (4.45)       2.51
                                                        --------        --------     --------     -------     --------     -------
    TOTAL FROM INVESTMENT OPERATIONS ............          (0.16)           0.78         2.60       (4.34)       (4.53)       2.45
                                                        --------        --------     --------     -------     --------     -------
LESS DISTRIBUTIONS
  Distributions from net realized gains .........             --              --           --          --           --       (1.83)
                                                        --------        --------     --------     -------     --------     -------
    TOTAL DISTRIBUTIONS .........................             --              --           --          --           --       (1.83)
                                                        --------        --------     --------     -------     --------     -------
CHANGE IN NET ASSET VALUE .......................          (0.16)           0.78         2.60       (4.34)       (4.53)       0.62
                                                        --------        --------     --------     -------     --------     -------
NET ASSET VALUE, END OF PERIOD ..................       $  12.25        $  12.41     $  11.63     $  9.03     $  13.37     $ 17.90
                                                        ========        ========     ========     =======     ========     =======
Total return ....................................          (1.29)%(3)       6.72%       28.83%     (32.50)%     (25.28)%     13.75%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .........       $ 54,233        $ 62,681     $ 61,294     $48,149     $ 68,895     $71,015
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses ........................           1.15%(2)        1.15%        1.15%       1.11%        1.05%       1.05%
  Gross operating expenses ......................           1.18%(2)        1.18%        1.16%       1.14%        1.10%       1.19%
  Net investment income (loss) ..................          (0.67)%(2)      (0.53)%      (0.67)%     (0.62)%      (0.52)%     (0.28)%
Portfolio turnover ..............................             52%(3)         175%         174%        128%         137%         97%

(1) Computed using average shares outstanding.
(2) Annualized.
(3) Not annualized.

                       See Notes to Financial Statements

                         PHOENIX STRATEGIC THEME SERIES

ABOUT YOUR SERIES EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Strategic Theme Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period.Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                                   BEGINNING              ENDING           EXPENSES PAID
                                                 ACCOUNT VALUE         ACCOUNT VALUE           DURING
         STRATEGIC THEME SERIES                DECEMBER 31, 2004       JUNE 30, 2005          PERIOD*
----------------------------------------       -----------------       -------------       -------------
Actual                                             $1,000.00             $   944.50            $5.28

Hypothetical (5% return before expenses)            1,000.00               1,019.30             5.50

* EXPENSES ARE EQUAL TO THE SERIES' ANNUALIZED EXPENSE RATIO OF 1.09%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE SERIES' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                         PHOENIX STRATEGIC THEME SERIES
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/05
--------------------------------------------------------------------------------
As a percentage of total investments

                                [GRAPHIC OMITTED]

Information Technology            43%
Health Care                       20
Consumer Discretionary            17
Industrials                        9
Consumer Staples                   7
Financials                         3
Other                              1

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                        SHARES      VALUE
                                                      ---------  ------------
DOMESTIC COMMON STOCKS--95.1%
AEROSPACE & DEFENSE--3.1%
  United Technologies Corp. ........................     37,800  $  1,941,030
                                                                 ------------
APPAREL RETAIL--2.4%
  Gap, Inc. (The) ..................................     77,470     1,530,033
                                                                 ------------
BIOTECHNOLOGY--3.8%
  Amgen, Inc. (b) ..................................     39,000     2,357,940
                                                                 ------------
CASINOS & GAMING--3.3%
  Harrah's Entertainment, Inc. .....................     28,400     2,046,788
                                                                 ------------
COMMUNICATIONS EQUIPMENT--5.6%
  Corning, Inc. (b) ................................    116,000     1,927,920
  QUALCOMM, Inc. ...................................     47,500     1,567,975
                                                                 ------------
                                                                    3,495,895
                                                                 ------------
COMPUTER & ELECTRONICS RETAIL--3.6%
  Best Buy Co., Inc. ...............................     33,080     2,267,634
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--6.2%
  EMC Corp. (b) ....................................    193,000     2,646,030
  Network Appliance, Inc. (b) ......................     44,490     1,257,732
                                                                 ------------
                                                                    3,903,762
                                                                 ------------
DEPARTMENT STORES--3.7%
  Penney (J.C.) Co., Inc. ..........................     44,320     2,330,346
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--3.3%
  Jabil Circuit, Inc. (b) ..........................     67,090     2,061,676
                                                                 ------------
HEALTH CARE EQUIPMENT--9.6%
  Fisher Scientific International, Inc. (b) ........     34,400     2,232,560
  Medtronic, Inc. ..................................     37,200     1,926,588
  Stryker Corp. ....................................     38,900     1,850,084
                                                                 ------------
                                                                    6,009,232
                                                                 ------------
HOME ENTERTAINMENT SOFTWARE--3.0%
  Electronic Arts, Inc. (b). .......................     33,300     1,885,113
                                                                 ------------
HOME IMPROVEMENT RETAIL--3.3%
  Lowe's Cos., Inc. ................................     35,200     2,049,344
                                                                 ------------
HOUSEHOLD PRODUCTS--3.6%
  Colgate-Palmolive Co. ............................     45,000     2,245,950
                                                                 ------------
INDUSTRIAL CONGLOMERATES--6.0%
  3M Co. ...........................................     28,200     2,038,860
  General Electric Co. .............................     49,300     1,708,245
                                                                 ------------
                                                                    3,747,105
                                                                 ------------

                                                        SHARES      VALUE
                                                      ---------  ------------
INTERNET SOFTWARE & SERVICES--10.3%
  Google, Inc. Class A (b)  ........................      7,840  $  2,306,136
  VeriSign, Inc. (b) ...............................     83,020     2,387,655
  Yahoo!, Inc. (b) .................................     51,000     1,767,150
                                                                 ------------
                                                                    6,460,941
                                                                 ------------
MANAGED HEALTH CARE--3.7%
  UnitedHealth Group, Inc. .........................     44,100     2,299,374
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.0%
  Citigroup, Inc. ..................................     40,080     1,852,898
                                                                 ------------
PHARMACEUTICALS--3.2%
  Pfizer, Inc. .....................................     71,600     1,974,728
                                                                 ------------
SEMICONDUCTORS--7.6%
  Intel Corp. ......................................     99,770     2,600,006
  Xilinx, Inc. .....................................     85,200     2,172,600
                                                                 ------------
                                                                    4,772,606
                                                                 ------------
SOFT DRINKS--3.4%
  Coca-Cola Enterprises, Inc. ......................     98,000     2,156,980
                                                                 ------------
SYSTEMS SOFTWARE--3.4%
  Adobe Systems, Inc. ..............................     73,220     2,095,556
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $56,984,045) ....................               59,484,931
                                                                 ------------
FOREIGN COMMON STOCKS (c)--2.8%
COMMUNICATIONS EQUIPMENT--2.8%
  Telefonaktiebolaget LM Ericsson Sponsored ADR
    (Sweden) .......................................     55,430     1,770,989
                                                                 ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $1,620,233) ................................     1,770,989
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--97.9%
  (Identified cost $58,604,278) ...............................    61,255,920
                                                                 ------------

                       See Notes to Financial Statements

                         PHOENIX STRATEGIC THEME SERIES

                                                         PAR
                                                        VALUE
                                                        (000)       VALUE
                                                      ---------  ------------
SHORT-TERM INVESTMENTS--0.7%
COMMERCIAL PAPER--0.7%
  UBS Finance Delaware LLC 3.37%, 7/1/05 ...........  $     435  $    435,000
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $435,000) ..................................       435,000
                                                                 ------------
TOTAL INVESTMENTS--98.6%
  (Identified cost $59,039,278) ...............................    61,690,920(a)
  Other assets and liabilities, net--1.4% .....................       850,640
                                                                 ------------
NET ASSETS--100.0% ............................................  $ 62,541,560
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,605,481 and gross depreciation of $1,953,798 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $59,039,237.
(b)   Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                         PHOENIX STRATEGIC THEME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS
Investment securities at value (identified cost $59,039,278) ...  $  61,690,920
Cash ...........................................................          2,991
Receivables
  Investment securities sold ...................................        963,384
  Dividends ....................................................         31,138
  Fund shares sold .............................................         12,926
Prepaid expenses ...............................................          5,957
                                                                  -------------
    Total assets ...............................................     62,707,316
                                                                  -------------
LIABILITIES
Payables
  Investment securities purchased ..............................         49,904
  Investment advisory fee ......................................         39,799
  Printing fee .................................................         38,299
  Professional fee .............................................         18,822
  Financial agent fee ..........................................          5,616
  Administration fee ...........................................          3,874
  Trustees' fee ................................................          3,401
Accrued expenses ...............................................          6,041
                                                                  -------------
    Total liabilities ..........................................        165,756
                                                                  -------------
NET ASSETS .....................................................  $  62,541,560
                                                                  =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .............  $ 150,222,864
  Accumulated net investment loss ..............................        (74,112)
  Accumulated net realized loss ................................    (90,258,834)
  Net unrealized appreciation ..................................      2,651,642
                                                                  -------------
NET ASSETS .....................................................  $  62,541,560
                                                                  =============
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization ......................................      6,413,080
                                                                  =============
Net asset value and offering price per share ...................  $        9.75
                                                                  =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME
  Dividends ....................................................  $     285,024
  Interest .....................................................         11,223
  Foreign taxes withheld .......................................         (4,580)
                                                                  -------------
    Total investment income ....................................        291,667
                                                                  -------------
EXPENSES
  Investment advisory fee ......................................        250,623
  Financial agent fee ..........................................         33,707
  Administration fee ...........................................         24,394
  Printing .....................................................         15,100
  Professional .................................................         13,630
  Trustees .....................................................          8,850
  Custodian ....................................................          7,126
  Miscellaneous ................................................         12,699
                                                                  -------------
    Total expenses .............................................        366,129
    Custodian fees paid indirectly .............................           (350)
                                                                  -------------
    Net expenses ...............................................        365,779
                                                                  -------------
NET INVESTMENT LOSS ............................................        (74,112)
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments .............................      1,894,984
  Net change in unrealized appreciation (depreciation)
    on investments .............................................     (5,945,937)
                                                                  -------------
NET LOSS ON INVESTMENTS ........................................     (4,050,953)
                                                                  -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........  $  (4,125,065)
                                                                  =============

                       See Notes to Financial Statements

                         PHOENIX STRATEGIC THEME SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS
                                                                                                  ENDED         YEAR ENDED
                                                                                              JUNE 30, 2005    DECEMBER 31,
                                                                                               (UNAUDITED)        2004
                                                                                              -------------   -------------
FROM OPERATIONS
  Net investment income (loss) ............................................................   $     (74,112)  $    (168,008)
  Net realized gain (loss) ................................................................       1,894,984       8,646,572
  Net change in unrealized appreciation (depreciation) ....................................      (5,945,937)     (4,943,720)
                                                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................      (4,125,065)      3,534,844
                                                                                              -------------   -------------
FROM SHARE TRANSACTIONS*
  Proceeds from sales of shares (79,267 and 196,387 shares, respectively) .................         782,604       1,897,774
  Cost of shares repurchased (1,030,475 and 1,890,757 shares, respectively) ...............     (10,155,386)    (18,105,065)
                                                                                              -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............................      (9,372,782)    (16,207,291)
                                                                                              -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS ...................................................     (13,497,847)    (12,672,447)
NET ASSETS
  Beginning of period .....................................................................      76,039,407      88,711,854
                                                                                              -------------   -------------
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED NET
    INVESTMENT INCOME OF ($74,112) AND $0, RESPECTIVELY) ..................................   $  62,541,560   $  76,039,407
                                                                                              =============   =============

* Prior year subscriptions of 920,107 shares, $8,849,818 and redemptions of 2,614,477 shares, $25,057,109 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                 SIX MONTHS                            YEAR ENDED DECEMBER 31,
                                                   ENDED               ------------------------------------------------------
                                               JUNE 30, 2005
                                                (UNAUDITED)             2004       2003       2002       2001        2000
                                               -------------          --------   --------   --------   ---------   ---------
Net asset value, beginning of period ........  $       10.33          $   9.79   $   7.13   $  10.97   $   15.52   $   20.21
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1) ...........          (0.01)            (0.02)     (0.02)     (0.04)      (0.04)      (0.07)
  Net realized and unrealized gain (loss) ...          (0.57)             0.56       2.68      (3.80)      (4.15)      (2.20)
                                               -------------          --------   --------   --------   ---------   ---------
    TOTAL FROM INVESTMENT OPERATIONS ........          (0.58)             0.54       2.66      (3.84)      (4.19)      (2.27)
                                               -------------          --------   --------   --------   ---------   ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains .....             --                --         --         --       (0.36)      (2.42)
                                               -------------          --------   --------   --------   ---------   ---------
    TOTAL DISTRIBUTIONS .....................             --                --         --         --       (0.36)      (2.42)
                                               -------------          --------   --------   --------   ---------   ---------
CHANGE IN NET ASSET VALUE ...................          (0.58)             0.54       2.66      (3.84)      (4.55)      (4.69)
                                               -------------          --------   --------   --------   ---------   ---------
NET ASSET VALUE, END OF PERIOD ..............  $        9.75          $  10.33   $   9.79   $   7.13   $   10.97      $15.52
                                               =============          ========   ========   ========   =========   =========
Total return ................................          (5.55)%(3)         5.44%     37.26%    (34.98)%    (27.36)%    (11.46)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands) .....  $      62,542          $ 76,039   $ 88,712   $ 71,464   $ 140,096   $ 203,517

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses ........................           1.09%(2)          1.08%      1.05%      1.00%       0.96%       0.92%
  Net investment income (loss) ..............          (0.22)%(2)        (0.21)%    (0.29)%    (0.41)%     (0.30)%     (0.32)%
Portfolio turnover ..........................             56%(3)           171%       101%       128%        162%        118%

(1) Computed using average shares outstanding.
(2) Annualized.
(3) Not annualized.

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

NOTE 1--ORGANIZATION

      The Phoenix Edge Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is organized with series which are available only to the subaccounts of the Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, and Phoenix Life Separate Accounts B, C and D.

      The Fund is comprised of 22 series (each a "series") each having a distinct investment objective as outlined below:

-----------------------------------------------------------------------------------------------------------------------------
FUND NAME                                              INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  High total return consistent with reasonable risk.
("Aberdeen International")
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series ("AIM Growth")               Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                  Long-term capital growth.
("Alger Small-Cap Growth")
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       High total return.
("Alliance/Bernstein Enhanced Index")
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    Capital appreciation and income with approximately equal
("Duff & Phelps Real Estate Securities")               emphasis.
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 Intermediate and long-term capital appreciation with income
("Engemann Capital Growth")                            as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series              Dividend growth, current income and capital appreciation.
("Engemann Growth and Income")
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               Long-term growth of capital.
("Engemann Small-Cap Growth")
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series           High total return over an extended period of time
("Engemann Strategic Allocation")                      consistent with prudent investment risk.
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                   Long-term capital appreciation with current income as a
("Engemann Value Equity")                              secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    As high a level of current income as is consistent with the
("Goodwin Money Market")                               preservation of capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       Long-term total return.
("Goodwin Multi-Sector Fixed Income")
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series    To provide high current income while attempting to limit changes in
("Goodwin Multi-Sector Short Term Bond")               the series' net asset value per share caused by interest rate changes.
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  Long-term capital appreciation with dividend income as a secondary
("Kayne Rising Dividends")                             consideration.
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           Long-term capital appreciation with dividend income
("Kayne Small-Cap Quality Value")                      as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      Long-term capital appreciation.
("Lazard International Equity Select")
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                         To track the total return of the Dow Jones Industrial Average(SM)
("Northern Dow 30")                                    before series' expenses.
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            To track the total return of the NASDAQ-100 Index(R)
("Northern Nasdaq-100 Index(R)")                       before series' expenses.
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         Long-term capital appreciation with current income as
("Sanford Bernstein Mid-Cap Value")                    a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       Long-term capital appreciation by investing primarily in
("Sanford Bernstein Small-Cap Value")                  small-capitalization stocks that appear to be undervalued
                                                       with current income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                          Capital appreciation.
("Mid-Cap Growth")
-----------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                         Long-term capital appreciation.
("Strategic Theme")
-----------------------------------------------------------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2005
                                   (UNAUDITED)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.    SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      On June 30, 2005, The Phoenix-Aberdeen International Series utilized fair value pricing for its foreign common stock.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At June 30, 2005, the total value of these securities represented approximately the following percentage of net assets:

      SERIES                                          PERCENTAGE OF NET ASSETS
      ------                                          ------------------------
      Goodwin Multi-Sector Short Term Bond .....                5.1%

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      Goodwin Money Market uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the series attempts to maintain a constant net asset value of $10 per share.

B.    SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the series is notified. Interest income is recorded on the accrual basis. Each series amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.    INCOME TAXES

      Each series is treated as a separate taxable entity. It is the policy of each series in the Fund to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      Certain series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D.    DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are declared and recorded by each series on the ex-dividend date. For the Money Market Series, income distributions are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2005
                                   (UNAUDITED)

E.    EXPENSES

      Expenses incurred by the Fund with respect to more than one series are allocated in proportion to the net assets of each series, except where allocation of direct expense to each series or an alternative allocation method can be more appropriately made.

F.    FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G.    FORWARD CURRENCY CONTRACTS

      Certain series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each series as unrealized gain or loss. When the contract is closed or offset with the same counterparty, the series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

      At June 30, 2005, the following series had entered into forward currency contracts:

                                                                                                          NET UNREALIZED
                                               CONTRACT TO      IN EXCHANGE    SETTLEMENT                  APPRECIAION
                                                 RECEIVE           FOR            DATE         VALUE      (DEPRECIATION)
                                             ---------------   -------------   ----------   ----------   ---------------
Engemann Strategic Allocation ............    16,109,400 JPY     USD 150,000      7/11/05   $  145,428      $  (4,572)
                                              82,711,200 JPY     USD 778,825      9/13/05      751,479        (27,346)
                                                                                                            ---------
                                                                                                            $ (31,918)
                                                                                                            =========

Goodwin Multi-Sector Fixed Income ........   402,735,000 JPY   USD 3,750,000      7/11/05    3,635,716       (114,284)
                                             212,400,000 JPY   USD 2,000,000      9/13/05    1,929,776        (70,224)
                                             129,236,250 JPY   USD 1,216,914      9/13/05    1,174,185        (42,729)
                                                                                                            ---------
                                                                                                            $(227,237)
                                                                                                            =========

Goodwin Multi-Sector Short Term Bond .....    24,164,100 JPY     USD 226,748      7/11/05      218,143         (8,605)
                                              20,677,800 JPY     USD 194,706      9/13/05      187,870         (6,836)
                                              47,790,000 JPY     USD 450,000      9/13/05      434,200        (15,800)
                                                                                                            ---------
                                                                                                            $ (31,241)
                                                                                                            =========

H.    FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

I.    FUTURES CONTRACTS

      A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Certain series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the series as unrealized gains or losses. When the contract is closed, the series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the series is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2005
                                   (UNAUDITED)

      At June 30, 2005, the following series had entered into futures contracts as follows:

                                                                                VALUE OF                     NET
                                                                    NUMBER     CONTRACTS    MARKET       UNREALIZED
                                                    EXPIRATION        OF         WHEN      VALUE OF     APPRECIATION
                                                       DATE        CONTRACTS    OPENED     CONTRACTS   (DEPRECIATION)
                                                   -------------   ---------   ---------   ---------   --------------
Northern Dow 30
  Dow Jones Industrial Average Index ...........   September '05       4       $ 423,500   $ 412,080     $ (11,420)

Northern Nasdaq-100 Index(R)
  Nasdaq-100 Index(R) ..........................   September '05      12         368,484     360,720        (7,764)

J.    REIT INVESTMENTS

      With respect to Duff & Phelps Real Estate Securities Series, dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

K.    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Certain series may engage in when-issued or delayed delivery transactions. Each series records when-issued and delayed delivery securities on the trade date. Each series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

L.    REPURCHASE AGREEMENTS

      A repurchase agreement is a transaction where a series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the series in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

M.    SWAP AGREEMENTS

      Certain series may invest in swap agreements, including interest rate, foreign currency, total return, or credit default swaps. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

      Interest rate and foreign currency swaps involve the exchange by the series with another party of their respective commitments to pay or receive interest or foreign currency, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.)

      Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the series will receive a payment or make a payment to the counterparty.

      Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the series custodian.

      Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. At June 30, 2005, the Fund did not hold any swap agreements.

N.    DEBT INDEX SECURITIES

      Certain series may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the series has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the series.

      Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the series receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the series' custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the series will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the series will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the series would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2005
                                   (UNAUDITED)

      Certain series have reclassified periodic payments made under swap agreements and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts and net investment income ratios in prior year financial highlights accordingly.

O.    LOAN AGREEMENTS

      Certain series may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The series' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a series purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

P.    OPTIONS

      Certain series may write covered options or purchase options contracts for hedging against changes in the market value of the underlying securities or foreign currencies.

      The series will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid, secondary market does not exist for the contracts.

      Certain series may purchase options, which are included in the series' Schedules of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

      At June 30, 2005, the Fund had no options outstanding.

Q.    INDEMNIFICATIONS

      Under the series' organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the series. In addition, the series' enter into contracts that contain a variety of indemnifications. The series' maximum exposure under these arrangements is unknown. However, the series' has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

NOTE 3--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

      The advisors to the Fund are Phoenix Investment Counsel, Inc. ("PIC"), Phoenix Variable Advisors, Inc. ("PVA"), Duff & Phelps Investment Management Co. ("DPIM"), Engemann Asset Management ("EAM"). As compensation for their services to the Fund, the advisors are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate series listed below:

                                                                               RATE FOR FIRST   RATE FOR NEXT   RATE FOR OVER
SERIES                                                               ADVISOR    $250 MILLION     $250 MILLION    $500 MILLION
------                                                               -------   --------------   -------------   -------------
Aberdeen International ...........................................     PIC          0.75%            0.70%          0.65%
AIM Growth .......................................................     PVA          0.75             0.75           0.75
Alger Small-Cap Growth ...........................................     PVA          0.85             0.85           0.85
Alliance/Bernstein Enhanced Index ................................     PVA          0.45             0.45           0.45
Engemann Capital Growth ..........................................     PIC          0.70             0.65           0.60
Engemann Growth and Income .......................................     EAM          0.70             0.65           0.60
Engemann Small-Cap Growth ........................................     PIC          0.90             0.90           0.90
Engemann Strategic Allocation ....................................     PIC          0.60             0.55           0.50
Engemann Value Equity ............................................     EAM          0.70             0.65           0.60
Goodwin Money Market .............................................     PIC          0.40             0.35           0.30
Goodwin Multi-Sector Fixed Income ................................     PIC          0.50             0.45           0.40
Goodwin Multi-Sector Short Term Bond .............................     PIC          0.50             0.45           0.40
Kayne Rising Dividends ...........................................     PIC          0.70             0.70           0.70
Kayne Small-Cap Quality Value ....................................     PIC          0.90             0.90           0.90
Lazard International Equity Select ...............................     PVA          0.90             0.90           0.90
Northern Dow 30 ..................................................     PVA          0.35             0.35           0.35
Northern Nasdaq-100 Index(R) .....................................     PVA          0.35             0.35           0.35
Sanford Bernstein Mid-Cap Value ..................................     PVA          1.05             1.05           1.05
Sanford Bernstein Small-Cap Value ................................     PVA          1.05             1.05           1.05
Mid-Cap Growth ...................................................     PIC          0.80             0.80           0.80
Strategic Theme ..................................................     PIC          0.75             0.70           0.65

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2005
                                   (UNAUDITED)

                                                          RATE FOR FIRST    RATE FOR NEXT    RATE FOR OVER
SERIES                                                      $1 BILLION        $1 BILLION       $2 BILLION
------                                                    --------------    -------------    -------------
Duff & Phelps Real Estate Securities ..........   DPIM         0.75%            0.70%            0.65%

      Pursuant to a subadvisory agreement with the Fund, certain advisors delegate certain investment decisions and research functions with respect to the following series to the subadvisor indicated, for which each is paid a fee by the respective advisor.

SERIES                                              SUBADVISOR
------                                              ----------
Aberdeen International                              Aberdeen Asset Management Inc. ("Aberdeen")
AIM Growth                                          A I M Capital Management, Inc. ("AIM")
Alger Small-Cap Growth                              Fred Alger Management, Inc. ("Alger")
Alliance/Bernstein Enhanced Index                   Alliance Capital Management L.P. ("Alliance")
Engemann Capital Growth                             Engemann Asset Management ("Engemann")
Engemann Small-Cap Growth                           Engemann Asset Management ("Engemann")
Engemann Strategic Allocation                       Engemann Asset Management ("Engemann")
Kayne Rising Dividends                              Kayne Anderson Rudnick Investment Management, LLC ("Kayne")
Kayne Small-Cap Quality Value                       Kayne Anderson Rudnick Investment Management, LLC ("Kayne")
Lazard International Equity Select                  Lazard Asset Management LLC ("Lazard")
Northern Dow 30                                     Northern Trust Investments, N.A. ("Northern")
Northern Nasdaq-100 Index(R)                        Northern Trust Investments, N.A. ("Northern")
Sanford Bernstein Mid-Cap Value                     Alliance Capital Management L.P. ("Alliance")
Sanford Bernstein Small-Cap Value                   Alliance Capital Management L.P. ("Alliance")
Mid-Cap Growth                                      Seneca Capital Management LLC ("Seneca")
Strategic Theme                                     Seneca Capital Management LLC ("Seneca")

      PIC and PVA employ subadvisors to furnish portfolio management services to the series, subject to Investment Subadvisory Agreements, the terms of which are described below.

      PIC is an indirect wholly owned subsidiary of Phoenix Investment Partners, Ltd. DPIM is a subsidiary of Phoenix Investment Partners, Ltd. Engemann Asset Management is a wholly owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. A majority of the equity interest of Kayne Anderson Rudnick Investment Management LLC is owned by Phoenix Investment Partners, Ltd. Phoenix Investment Partners, Ltd. in turn is an indirect wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX"). Seneca Capital Management LLC is an indirect wholly-owned subsidiary of PNX.

      PIC has engaged Aberdeen as a subadvisor to Aberdeen International. Aberdeen provides the day-to-day portfolio management for this series. For implementing certain portfolio transactions and providing other services to this series, PIC pays a monthly fee to Aberdeen based on an annual percentage of the average daily net assets of this series as follows:

                                    FIRST          NEXT          EXCESS
                                $250 MILLION   $250 MILLION   $500 MILLION
                                ------------   ------------   ------------
                                   0.375%         0.350%         0.325%

      Pursuant to a subadvisory agreement between PVA and AIM, AIM is the subadvisor and furnishes portfolio management services to AIM Growth. For the services provided, PVA pays a monthly fee to AIM based on an annual percentage of the average daily net assets of this series as follows:

                                           RATE FOR FIRST    RATE FOR NEXT    RATE FOR NEXT   RATE FOR OVER
SERIES                                      $500 MILLION      $400 MILLION     $600 MILLION    $1.5 BILLION
------                                     --------------    -------------    -------------   -------------
AIM Growth ............................        0.400%            0.375%           0.350%          0.250%

      Pursuant to a subadvisory agreement between PVA and Alger, Alger is the subadvisor and furnishes portfolio management services to the Phoenix-Alger Small-Cap Growth Series. For the services provided, PVA pays a monthly fee to Alger based on an annual percentage of 0.45% the average daily net assets of the series.

      Pursuant to a subadvisory agreement between PVA and Alliance, Alliance is the subadvisor and furnishes portfolio management services to Alliance/Bernstein Enhanced Index. Alliance will manage the portion of the series' assets invested in value stocks through its Bernstein Investment Research and Management unit (the "Bernstein Unit"). PVA pays a monthly fee to Alliance based on an annual percentage of the average daily net assets of this series as follows:

                                                  RATE FOR FIRST    RATE FOR NEXT    RATE FOR OVER
SERIES                                             $50 MILLION       $150 MILLION     $200 MILLION
------                                            --------------    -------------    -------------
Alliance/Bernstein Enhanced Index .............       0.225%            0.180%           0.135%

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2005
                                   (UNAUDITED)

      Pursuant to subadvisory agreements between PVA and Alliance, Alliance, through its Bernstein Unit, is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Sanford Bernstein Mid-Cap Value and Sanford Bernstein Small-Cap Value Series. For the services provided, PVA pays a monthly fee to Alliance based on an annual percentage of the average daily net assets of these series as follows:

                                                      RATE FOR FIRST    RATE FOR OVER
SERIES                                                  $25 MILLION      $25 MILLION
------                                                --------------    -------------
Sanford Bernstein Mid-Cap Value(1) ...............         0.80%            0.60%

                                                      RATE FOR FIRST    RATE FOR NEXT    RATE FOR OVER
                                                       $10 MILLION       $10 MILLION      $20 MILLION
                                                      --------------    -------------    -------------
Sanford Bernstein Small-Cap Value(1) .............        0.9000%          0.7875%          0.6750%

      (1) These series subadvised by the Bernstein Unit receive a 10% reduction in fees for all or a portion of these series' assets when certain assets of the series exceed $10 million. As a result of the reduction in fees, the current rate for calculating sudadvisory fees for the Sanford Bernstein Small-Cap Value Series is 0.80% of average daily net assets.

      Pursuant to subadvisory agreements between PIC and Engemann with respect to Engemann Capital Growth, Engemann Small-Cap Growth and the equity portion of Engemann Strategic Allocation. Engemann is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services to these series. For the services provided, PIC pays a monthly fee to Engemann for Engemann Capital Growth based on an annual percentage of the average daily net assets of 0.10% up to $3 billion and 0.30% of such value in excess of $3 billion. For the Engemann Small-Cap Growth Series PIC pays a monthly fee to Engemann based on an annual percentage of the average daily net assets of 0.45%; and for the equity portion of Engemann Strategic Allocation PIC pays a monthly fee to Engemann based on an annual percentage of the average daily net assets of 0.20%.

      Pursuant to a subadvisory agreement between PIC and Kayne, Kayne is the subadvisor and furnishes portfolio management services to Kayne Rising Dividends and Kayne Small-Cap Quality Value. For the services provided, PIC pays a monthly fee to Kayne for Kayne Rising Dividends based on an annual percentage of the average daily net assets of 0.30% up to $800 million and 0.25% of such value in excess of $800 million; and for Kayne Small-Cap Quality Value based on an annual percentage of the average daily net assets of 0.50% up to $200 million and 0.45% of such value in excess of $200 million.

      Pursuant to a subadvisory agreement between PVA and Lazard, Lazard is the subadvisor and furnishes portfolio management services to Lazard International Equity Select. For the services provided, PVA pays a monthly fee to Lazard for Lazard International Equity Select based on an annual percentage of the average daily net assets of 0.45% up to $500 million and 0.40% of such value in excess of $500 million.

      Pursuant to a subadvisory agreement between PVA and Northern, Northern is the subadvisor and provides portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Northern Dow 30 and Northern Nasdaq-100 Index(R). For the services provided, PVA pays a monthly fee to Northern based on an annual percentage of 0.10% of the average daily net assets of each of these series, with a minimum annual fee for each series of $100,000.

      Pursuant to a subadvisory agreement between the Fund, PIC and Seneca with respect to Mid-Cap Growth, and pursuant to a subadvisory agreement between PIC and Seneca with respect to Strategic Theme, Seneca is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to Mid-Cap Growth and Strategic Theme. For the services provided, PIC pays a monthly fee to Seneca for Mid-Cap Growth based on an annual percentage of the average daily net assets of 0.40%; and for Strategic Theme based on an annual percentage of the average daily net assets of 0.10% up to $201 million, 0.375% of such value between $201 million and $1 billion, 0.350% of such value between $1 billion and $2 billion and 0.325% on such value in excess of $2 billion.

      The advisors have agreed to reimburse the Fund for certain operating expenses (excluding management fees, interest, taxes, brokerage fees and commissions) for all series. For the six month period ("the period") ended June 30, 2005, the portion of these expenses to be paid by each series is listed in the following table. All expense reimbursement arrangements may be discontinued at any time.

      The advisors will not seek to recapture any prior year's waived investment advisory fees.

                                                                                  MAXIMUM OPERATING
SERIES                                                                                 EXPENSE
------                                                                            -----------------
Aberdeen International ....................................................             0.40%
AIM Growth ................................................................             0.25
Alger Small-Cap Growth ....................................................             0.15
Alliance/Bernstein Enhanced Index .........................................             0.20
Duff & Phelps Real Estate Securities ......................................             0.35
Engemann Capital Growth ...................................................             0.25
Engemann Growth and Income ................................................             0.25
Engemann Small-Cap Growth .................................................             0.35
Engemann Strategic Allocation .............................................             0.25
Engemann Value Equity .....................................................             0.25
Goodwin Money Market ......................................................             0.25

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                               MAXIMUM OPERATING
SERIES                                                              EXPENSE
------                                                         -----------------
Goodwin Multi-Sector Fixed Income ..........................         0.25%
Goodwin Multi-Sector Short Term Bond(1) ....................         0.20
Kayne Rising Dividends .....................................         0.15
Kayne Small-Cap Quality Value ..............................         0.15
Lazard International Equity Select .........................         0.15
Northern Dow 30 ............................................         0.25
Northern Nasdaq-100 Index(R) ...............................         0.25
Sanford Bernstein Mid-Cap Value ............................         0.25
Sanford Bernstein Small-Cap Value ..........................         0.25
Mid-Cap Growth .............................................         0.35
Strategic Theme ............................................         0.35

      (1) For the period June 2, 2003 through May 31, 2004, the Advisor voluntarily waived its entire management fee of 0.50% for Goodwin Multi-Sector Short Term Bond. The waiver is now terminated.

      As financial agent to the Fund and to each series, Phoenix Equity Planning Corporation ("PEPCO"), an indirect majority-owned subsidiary of PNX, receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. ranges from 0.06% to 0.03% of the average daily net asset values of each series. Certain minimum fees may apply. For the six month period ("the period") ended June 30, 2005, the Fund paid PEPCO financial agent fees totaling $1,041,050.

      Pursuant to an Administration Agreement, Phoenix Life Insurance Company ("PLIC"), a wholly-owned subsidiary of PNX, receives a service fee at the annual rate of 0.073% of the average daily net assets of each series for providing certain stock transfer and accounting services for each series. For the period ended June 30, 2005, the Fund paid PLIC $945,266.

      At June 30, 2005, PLIC and affiliates held shares in the Fund as follows:

Aberdeen International ........................................................................         $  699,649
AIM Growth ....................................................................................            957,202
Alger Small-Cap Growth ........................................................................            155,257
Engemann Capital Growth .......................................................................            205,593
Engemann Growth and Income ....................................................................            481,090
Kayne Rising Dividends ........................................................................             49,546
Kayne Small-Cap Quality Value .................................................................             50,097

NOTE 4--PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities during the period ended June 30, 2005, (excluding U.S. Government and agency securities, short-term securities, futures contracts, swaps and forward currency contracts) were as follows:

                                                                                      PURCHASES          SALES
                                                                                    -------------    -------------
Aberdeen International .........................................................    $  46,510,855    $  54,171,978
AIM Growth .....................................................................       22,610,138       29,605,221
Alger Small-Cap Growth .........................................................       25,586,762       25,600,527
Alliance/Bernstein Enhanced Index ..............................................        6,734,740       12,565,357
Duff & Phelps Real Estate Securities ...........................................       12,594,725        8,961,547
Engemann Capital Growth ........................................................      215,418,567      265,980,584
Engemann Growth and Income .....................................................       21,726,978       24,911,084
Engemann Small-Cap Growth ......................................................        9,575,269       10,641,575
Engemann Strategic Allocation ..................................................      103,233,117      151,454,293
Engemann Value Equity ..........................................................       18,360,349       30,236,834
Goodwin Money Market ...........................................................        5,516,385               --
Goodwin Multi-Sector Fixed Income ..............................................      113,831,462      128,372,688
Goodwin Multi-Sector Short Term Bond ...........................................       21,544,480       18,059,705
Kayne Rising Dividends .........................................................        3,028,003        4,163,175
Kayne Small-Cap Quality Value ..................................................        2,975,910        1,477,634
Lazard International Equity Select .............................................       22,810,041        2,182,393
Northern Dow 30 ................................................................        2,269,873        5,599,872
Northern Nasdaq-100 Index(R) ...................................................          996,575        2,016,141
Sanford Bernstein Mid-Cap Value ................................................       18,825,327       18,203,046
Sanford Bernstein Small-Cap Value ..............................................       10,615,784       11,022,642
Mid-Cap Growth .................................................................       27,834,353       36,127,323
Strategic Theme ................................................................       37,351,288       46,680,711

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2005
                                   (UNAUDITED)

      Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2005, were as follows:

                                                                                 PURCHASES         SALES
                                                                               -------------   -------------
Engemann Strategic  Allocation ............................................    $  24,681,544   $  14,571,922
Goodwin Multi-Sector  Fixed  Income .......................................       30,539,967      13,662,915
Goodwin Multi-Sector  Short  Term  Bond ...................................        7,416,494       2,445,957

NOTE 5--CREDIT RISK AND CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a series' ability to repatriate such amounts.

      Certain series may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a series, positive or negative, than if a series did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisors and/or subadvisors to accurately predict risk.

NOTE 6--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the series' Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At June 30, 2005, the Fund held the following restricted securities:

                                                                          Acquisition Date   Acquisition Cost   % of Net Assets
                                                                          ----------------   ----------------   ---------------
      Alger Small-Cap Growth
        Autobytel, Inc ................................................        6/20/03         $     20,288           0.1%
      Alliance/Bernstein Enhanced Index
        Seagate Technology Tax Refund Rights ..........................       11/22/00                    0           0.0
      Engemann Strategic Allocation
        ITW Cupids Financial Trust I 144A 6.55%, 12/31/11 .............        4/18/02         $  1,996,980           0.6%
      Goodwin Multi-Sector Fixed Income
        Candescent Technologies Corp. Cv 144A 8%, 5/1/05 ..............         3/6/00               40,000           0.0

      Each series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 7--REGULATORY EXAMS:

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. The Boston District Office of the SEC recently completed a compliance examination of certain of the Company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

                          THE PHOENIX EDGE SERIES FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30,2005
                                   (UNAUDITED)

NOTE 8--FEDERAL INCOME TAX INFORMATION

      The following series have capital loss carryovers which may be used to offset future capital gains.

                                                                               EXPIRATION YEAR
                                         -------------------------------------------------------------------------------------------
                                            2007        2008         2009            2010           2011         2012      TOTAL
                                         ----------   ---------   ------------   ------------   ------------   -------  ------------
Aberdeen International ................  $       --   $      --   $ 16,405,875   $ 21,870,830   $ 19,740,631   $    --  $ 58,017,336
AIM Growth ............................          --   2,465,283     18,423,160     18,330,727     11,077,954        --    50,297,124
Alger Small-Cap Growth.................          --          --             --             --             --   750,451       750,451
Alliance/Bernstein Enhanced Index......          --          --      3,385,705     15,534,573      7,836,272        --    26,756,550
Engemann Capital Growth ...............          --          --    267,238,796     73,263,809      5,973,373        --   346,475,978
Engemann Growth and Income ............          --          --             --     11,504,804      5,418,582        --    16,923,386
Engemann Small-Cap Growth .............          --          --        670,571      4,227,881        744,060        --     5,642,512
Engemann Value Equity .................          --          --             --     11,230,960             --        --    11,230,960
Goodwin Multi-Sector Fixed Income .....   2,478,171   6,659,630      4,980,791      7,850,329             --        --    21,968,921
Goodwin Multi-Sector Short Term Bond ..          --          --             --             --         18,992   171,793       190,785
Kayne Rising Dividends ................          --          --             --             --             --   129,694       129,694
Northern Dow 30 .......................          --          --             --        408,663             --        --       408,663
Northern Nasdaq-100 Index(R) ..........          --      35,822        775,525        542,317        931,918   348,546     2,634,128
Mid-Cap Growth ........................          --          --     19,535,060     16,035,347             --        --    35,570,407
Strategic Theme .......................          --          --     64,834,186     27,319,632             --        --    92,153,818

      Included in the Aberdeen International amounts is $141,303, which was acquired in connection with the merger of the Sanford Bernstein Global Value merger on September 24, 2004.

      Included in the Engemann Growth and Income's amounts are $117,063, which was acquired in connection with the merger of the MFS Investors Trust Series on September 17, 2004, and $578,054 which was acquired in connection with the merger of the Alliance Bernstein Growth + Value Series on September 17, 2004. The capital loss carryforward balance for the Engemann Growth and Income Series includes the remaining $6,486 from MFS Investors Trust Series and $303,453 from Alliance Bernstein Growth + Value Series.

      A series may not realize the benefit of these losses to the extent each series does not realize gains on investments prior to the expiration of the capital loss carryovers.

NOTE 9--MERGERS AND INVESTMENT MANAGEMENT CHANGES

      State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the Fund have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

      On November 29, 2004, PVA terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), as subadvisor for the Phoenix-MFS Investors Growth Stock Series, a series of the Fund. PVA and the Fund have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Upon termination of MFS, PVA hired AIM Capital Management, Inc. ("AIM") as the new subadvisor for the series, and the name of the series was changed to Phoenix-AIM Growth Series.

      On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

      On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of at $36,459,749 including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately
      0.94 shares of Engemann Value Equity.

      On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2005
                                   (UNAUDITED)

      On September 17, 2004, Engemann Growth & Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth & Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth & Income. The aggregate net assets of Engemann Growth & Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately
      0.89 shares of Engemann Growth and Income.

      On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

      At the regular meeting in May 2004 the board approved other mergers and substitutions that are currently under further review.

 NOTE 10--MANAGER OF MANAGERS

      The Fund and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the Fund's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the Fund. The Fund and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

      Shares of the Fund are not directly offered to the public. Shares of the Fund are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the Fund may be offered to separate accounts of other insurance companies in the future.

      The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Fund's Trustees currently do not foresee any such differences or disadvantages at this time. However, the Fund's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Fund or shares of another fund may be substituted.

NOTE 12--SUBSEQUENT EVENT

      Effective August 12, 2005, PVA will replace PIC as the investment advisor to the Mid-Cap Growth Series and Strategic Theme Series. In addition, Bennett Lawrence Management LLC will replace Seneca Capital Management LLC as the subadvisor. The series' investment objectives, principal investment strategies, and principal risks will remain the same. The fees and expenses associated with each of the series will not increase as a result of these changes.

NOTE 13--PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

      The advisors and subadvisors vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the series voted proxies during the most recent 12-month period ended June 30, 2004 (the Fund will be filing an updated Form N-PX on August 30, 2005 as of June 30, 2005), free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

NOTE 14--FORM N-Q INFORMATION

      The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

                          THE PHOENIX EDGE SERIES FUND

     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX MID-CAP GROWTH SERIES AND PHOENIX STRATEGIC THEME SERIES
                            (THE "FUNDS") (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Funds' advisory and subadvisory agreements. In approving each agreement, the Trustees primarily consider, with respect to each Fund, the nature and quality of the services provided under the respective agreement and the overall fairness of each agreement to each Fund.

INVESTMENT ADVISORY AGREEMENTS

      The Trustees approved the Investment Advisory Agreements for the Funds at an in person meeting held on May 16, 2005. The only change in the Investment Advisory Agreements was the entity to provide advisory services to the Funds. Previously, Phoenix Investment Counsel, Inc. ("PIC") provided advisory services to the Funds. Pursuant to the Investment Advisory Agreements recently approved by the Trustees, Phoenix Variable Advisors, Inc. ("PVA") will provide advisory services to the Funds. PIC and PVA are indirect wholly-owned subsidiaries of The Phoenix Companies, Inc. The Advisory Agreements were not submitted to a vote of shareholders because they were entered into as a result of an internal reorganization within the Phoenix companies, and, therefore shareholder approval was not necessary. The Trustees noted the detailed memorandum provided by Trustees' independent counsel in advance of the meeting focusing on responsibilities of the Independent Trustees when approving advisory and subadvisory agreements. In evaluating the Investment Advisory Agreements, the Board of Trustees considered a variety of information relating to the Funds and PVA. The Trustees reviewed the responses to an extensive questionnaire prepared by PVA regarding various services it will provide to the Funds, including, among other things, information regarding PVA's personnel and PVA's revenue and expected cost of providing services to the Funds. PVA personnel provided additional detail focusing on the nature, extent and quality of services to be provided by PVA, cost of services and profitability to PVA, the possible economies of scale that would be realized due to the Funds' growth, whether fee levels would reflect such economies of scale for the benefit of investors, financial statement information and expense comparisons with similarly situated funds, among other things.

      With respect to the nature and quality of the services to be provided, the Trustees noted that PVA, with respect to other Phoenix Edge Series Funds, regularly reviews with the Trustees information comparing the performance of each fund advised by it with a peer group of funds and a relevant market index, the economic outlook and the general investment outlook in the markets in which each fund invests, the allocation of each fund's brokerage commissions, including any allocations to affiliates and PVA's record of compliance with its investment policies and restrictions on personal securities transactions. This same information had recently been received from PIC with respect to the Funds. The Trustees also noted the qualifications of key personnel of PVA that would work with the Funds. Based on the nature and quality of services to be provided by PVA, the Board of Trustees concluded that it was satisfied with the nature and quality of services to be provided to the Funds.

      The Trustees also noted that a major component of profitability of PVA was the difference between the amount PVA would collect from the Funds and what would be paid to the sub-adviser. With respect to the overall fairness of the advisory fees, the Trustees primarily considered information relating to the Funds' fee structure, including a comparative analysis of the Funds' management fees and total expenses with its respective peer group. The Trustees considered the existence of any economies of scale and whether those would be passed along to the Funds' shareholders, including any fee waivers by PVA and/or its affiliates. They also considered the voluntary waiver of management and other fees to prevent total fund expense from exceeding a specified cap for the Phoenix Mid-Cap Growth Series. The Trustees also considered the effect of the Funds' growth and size on performance and fees. Based upon their review, the Trustees concluded that the level of profitability to PVA from its relationship with the Funds was reasonable and that the fee structure provided an opportunity for the Funds to realize other economies of scale if assets increase proportionally more than certain other expenses.

      The Trustees concluded that PVA possessed the fundamental resources necessary to serve as adviser to the Funds. The Trustees also concluded, based upon a review of the financial statements provided by PVA, that it was sufficiently capitalized to remain economically viable to serve as adviser.

      Following deliberations, the Trustees noted the Funds' management fees would remain unchanged as a result of appointing PVA. They further noted that the total expenses of the Funds were within acceptable ranges and that the expense ratio, were reasonable in view of the high quality of services received by the Funds.

SUBADVISORY AGREEMENTS

      The Trustees approved the Subadvisory Agreements between PVA and Bennet Lawrence Management, LLC ("BLM") at an in person meeting held on May 16, 2005. The Trustees noted the detailed memorandum provided by Trustees' independent counsel in advance of the meeting focusing on responsibilities of the Independent Trustees when approving Subadvisory Agreements. BLM personnel then provided an overview for the Trustees including the Funds' investment objective and strategy, the proposed portfolio managers to the Funds and prior performance of assets managed in a similar strategy to the Funds' strategies. BLM also commented on an extensive questionnaire concerning a number of issues including information on its investment philosophy, resources and compliance structure that had been provided prior to the meeting and reviewed with the Trustees detailed information including the nature, extent and quality of services to be provided by BLM, and investment performance.

      With respect to quality of services provided, the Trustees noted the qualifications of key personnel of BLM who would work with the Funds. The Trustees considered the performance of a midcap composite of institutional account assets managed by BLM, and noted the performance was consistently higher than the Russell Midcap Growth Index since its inception in 1997, and that it ranked near the top of its peer group for the one-, three- and five-year periods. Based on the qualifications of BLM's personnel and the performance of assets managed by BLM in a similar manner as the Funds would be managed, the Trustees concluded that the nature and quality of services to be provided to the Funds by BLM were satisfactory.

                          THE PHOENIX EDGE SERIES FUND

     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX MID-CAP GROWTH SERIES AND PHOENIX STRATEGIC THEME SERIES
                      (THE "FUNDS")(UNAUDITED) (CONTINUED)

      With respect to the overall fairness of the Subadvisory Agreements, the Trustees primarily considered information relating to the Funds' fee structures, including a comparative analysis of the Funds' management fees and total expenses with their respective peer groups. The Trustees also considered the existence of any economies of scale and whether those would be passed along to the Funds' shareholders but noted that the economies would most likely be generated at the Fund level and not necessarily at the subadviser level. The Trustees also considered the fact that fees under the Subadvisory Agreements would be paid by PVA out of the advisory fees it receives from the Funds. Based upon their review, the Board of Trustees determined that the subadvisory fee was reasonable in view of the quality of services and the other factors considered.

      Following deliberations, the Trustees concluded that BLM possessed the fundamental resources necessary to act as subadviser to the Funds. The Trustees also concluded, based upon a review of the financial statements provided by BLM, that the firm was sufficiently capitalized to remain economically viable during the coming year. The Trustees also considered the fact that PVA had the authority to replace Seneca Capital Management LLC with BLM without shareholder approval pursuant to a manager of managers order.

EACH INVESTMENT ADVISORY AND SUBADVISORY AGREEMENT

      The Trustees did not identify any particular information that was all-important or controlling. Based on the Trustees' deliberation and their evaluation of the information described above, and assisted by the advice of independent counsel, the Trustees, including all of the Independent Trustees, unanimously approved the Investment Advisory Agreements and the Subadvisory Agreements. They concluded that the compensation under the agreements was fair and reasonable in light of the services, expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

      In connection with their deliberations, the Independent Trustees met separately in a closed executive session with independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations.

                                 FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 541-0171.

-----------------------------------------------------------------------------------------------------------------------------------
                                  POSITION WITH THE      NUMBER OF
                                        TRUST           PORTFOLIOS IN                      PRINCIPAL OCCUPATION(S)
         NAME, ADDRESS,             AND LENGTH OF       FUND COMPLEX      DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY
       AND DATE OF BIRTH             TIME SERVED     OVERSEEN BY TRUSTEE                           TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
                                                    DISINTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Frank M. Ellmer, CPA                   Trustee                22          Retired.
c/o The Phoenix Edge Series Fund    Served since
101 Munson Street                       1999
Greenfield, MA 01301
DOB: 4/11/40
-----------------------------------------------------------------------------------------------------------------------------------
John A. Fabian                         Trustee                22          Retired.
c/o The Phoenix Edge Series Fund    Served since
101 Munson Street                       1999
Greenfield, MA 01301
DOB: 2/5/34
-----------------------------------------------------------------------------------------------------------------------------------
Roger A. Gelfenbien                    Trustee                22          Retired. Director, Webster Bank (2003-present).
c/o The Phoenix Edge Series Fund    Served since                          Director USAllianz Variable Insurance Product Trust, 23
101 Munson Street                       2000                              funds (1999-present). Chairman/Trustee, The University
Greenfield, MA 01301                                                      of Connecticut (1997-2003).
DOB: 5/14/43
-----------------------------------------------------------------------------------------------------------------------------------
Eunice S. Groark                       Trustee                22          Attorney. Director, Peoples' Bank (1995-present).
c/o The Phoenix Edge Series Fund    Served since                          Previously; Columnist, Journal-Inquirer (1995-2000).
101 Munson Street                       1999
Greenfield, MA 01301
DOB: 2/1/38
-----------------------------------------------------------------------------------------------------------------------------------
Frank E. Grzelecki                     Trustee                22          Retired. Director Barnes Group, Inc. (1997-present).
c/o The Phoenix Edge Series Fund    Served since                          Managing Director, Saugatuck Associates, Inc. (1999-2000).
101 Munson Street                       2000
Greenfield, MA 01301
DOB: 6/19/37
-----------------------------------------------------------------------------------------------------------------------------------
John R. Mallin                         Trustee                22          Partner/Attorney, McCarter & English, LLP
c/o The Phoenix Edge Series Fund    Served since                          (2003-present); Principal/Attorney, Cummings & Lockwood,
101 Munson Street                       1999                              LLC (1996-2003).
Greenfield, MA 01301
DOB: 7/28/50
-----------------------------------------------------------------------------------------------------------------------------------

                                 FUND MANAGEMENT

-----------------------------------------------------------------------------------------------------------------------------------
                                  POSITION WITH THE      NUMBER OF
                                        TRUST           PORTFOLIOS IN                       INCIPAL OCCUPATION(S)
         NAME, ADDRESS,             AND LENGTH OF       FUND COMPLEX      DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY
       AND DATE OF BIRTH             TIME SERVED     OVERSEEN BY TRUSTEE                           TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
                                                    INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
*  Philip R. McLoughlin              Chairman/               72           Director, PXRE Corporation (Delaware) (1985-present),
   56 Prospect Street                 Trustee                             World Trust Fund (1991-present). Management Consultant
   Hartford, CT 06115-0480          Served since                          (2002-2004), Chairman (1997-2002), Chief Executive
   DOB: 10/23/46                        2003                              Officer (1995-2002), Director (1995-2002) and Vice
                                                                          Chairman (1995-1997), Phoenix Investment Partners, Ltd.
                                                                          Director and Executive Vice President, The Phoenix
                                                                          Companies, Inc. (2000-2002). Director (1994-2002) and
                                                                          Executive Vice President, Investments (1987-2002),
                                                                          Phoenix Life Insurance Company. Director(1983-2002)
                                                                          and Chairman (1995-2002), Phoenix Investment Counsel, Inc.
                                                                          Director (1982-2002) and President (1990-2000), Phoenix
                                                                          Equity Planning Corporation. Chairman and President,
                                                                          Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-
                                                                          2002) and President (April 2002-September 2002), Phoenix
                                                                          Investment Management Company. Director and Executive Vice
                                                                          President, Phoenix Life and Annuity Company (1996-2002).
                                                                          Director (1995-2000) and Executive Vice President (1994-
                                                                          2002) and Chief Investment Counsel (1994-2002), PHL
                                                                          Variable Insurance Company. Director, Phoenix National
                                                                          Trust Holding Company (2001-2002). Director (1985-2002)
                                                                          and Vice President (1986-2002) and Executive Vice
                                                                          President (2002-2002), PM Holdings, Inc. Director, W.S.
                                                                          Griffith Associates, Inc. (1995-2002). Director
                                                                          (1992-2002) and President (1993-1994), WS Griffith
                                                                          Securities, Inc. Director/Trustee, Phoenix Funds Complex
                                                                          (1989-present).
-----------------------------------------------------------------------------------------------------------------------------------
** Philip K. Polkinghorn              Trustee/               22           Executive Vice President, The Phoenix Companies,
   One American Row                  President                            Inc.(2004-present). Vice President, Sun Life Financial
   Hartford, CT 06102               Served since                          Company(2001-2004). President, Keyport Life (1999-2001).
   DOB: 7/29/57                        2004
-----------------------------------------------------------------------------------------------------------------------------------

 * Mr. McLoughlin is an "interested person" as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.
** Mr. Polkinghorn is an "interested  person" as defined under the Investment
   Company Act of 1940, by reason of his position with the Trust's advisors and/or their affiliates.

                                 FUND MANAGEMENT

-----------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, DATE OF BIRTH AND       LENGTH OF                           PRINCIPAL OCCUPATION(S)
     POSITION(S) WITH TRUST           TIME SERVED                            DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS WHO ARE NOT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Gina C. O'Connell                    Served since    Senior Vice President, Life and Annuity Manufacturing (2003-present). The
One American Row                         2004        Phoenix Companies,Inc.; Senior Vice President, Life and Annuity Operations
Hartford, CT 06102                                   (2002-2003), Vice President, various marketing and product development
DOB: 10/17/62                                        departments (1998-2002), Phoenix Life Insurance Company.
Senior Vice President
-----------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss                      Treasurer,     Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000), Assistant
56 Prospect Street                   served since    Treasurer (2001-2003), Phoenix Equity Planning Corporation. Vice President
Hartford, CT 06115                       1994;       (2003-present), Phoenix Investment Partners, Ltd. Chief Financial Officer and
DOB: 11/24/52                       Vice President,  Treasurer or Assistant Treasurer, certain Funds within the Phoenix Fund Complex
Vice President, Treasurer and        served since    (1994-present).
Principal Accounting Officer             2000
-----------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                         Served since    Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present); Vice
900 Third Avenue                         2004        President and Compliance Officer, certain of the Funds in the Phoenix Fund
New York, NY 10022                                   Family; Vice President, The Zweig Total Return Fund, Inc.  (2004-present);
DOB: 9/23/45                                         Vice President, The Zweig Fund, Inc. (2004-present); President and Director of
Vice President and Chief                             Watermark Securities, Inc. (1991-present); Assistant Secretary  of Gotham
Compliance Officer                                   Advisors Inc. (1990-present); Secretary, Phoenix-Zweig Trust (1989-2003);
                                                     Secretary, Phoenix-Euclid Market Neutral Fund (1999-2002).
-----------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                       Secretary since  Vice President and Counsel, Phoenix Life Insurance Company (May 2005-present).
One American Row                         2005        Vice President, Counsel, Chief Legal Officer and Secretary of certain funds
Hartford, CT 06102                                   within the Phoenix Fund Complex (May 2005-present). Compliance Officer  of
DOB: 8/3/54                                          Investments and Counsel, Travelers Life & Annuity Company (January 2005-May
Vice President, Chief Legal                          2005). Assistant General Counsel, The Hartford Financial Services Group
Officer, Counsel and Secretary                       (1999-2005).
-----------------------------------------------------------------------------------------------------------------------------------

THE PHOENIX EDGE SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

BOARD OF TRUSTEES
Frank M. Ellmer, CPA
John A. Fabian
Roger A. Gelfenbien
Eunice S. Groark
Frank E. Grzelecki
John R. Mallin
Philip R. McLoughlin
Philip K. Polkinghorn

EXECUTIVE OFFICERS
Philip R. McLoughlin, Chairman
Philip K. Polkinghorn, President
Gina C. O'Connell, Senior Vice President
Nancy G. Curtiss, Vice President,  Treasurer, and
  Principal Accounting Officer
Marc Baltuch, Vice President and Chief
  Compliance Officer
Kevin J. Carr, Vice President, Chief
   Legal Officer, Counsel and Secretary

INVESTMENT ADVISORS
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Duff & Phelps Investment Management Co.
55 East Monroe Street, Suite 3600
Chicago, Illinois 60603

Engemann Asset Management
600 North Rosemead Boulevard
Pasedena, California 91107-2101

Phoenix Variable Advisors, Inc.
One American Row
Hartford, Connecticut 06102-5056

CUSTODIANS
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

JP Morgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

PHOENIX LIFE INSURANCE COMPANY
PO Box 22012
Albany, NY 12201-2012

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com

[GRAPHIC OMITTED] PHOENIX(R)

G0144SAR (C) 2005 The Phoenix Companies, Inc.


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At a Board of Trustees meeting held May 16, 2005, the Trustees approved a Policy for the Consideration of Trustee Nominees as follows:

                          THE PHOENIX EDGE SERIES FUND

                POLICY FOR THE CONSIDERATION OF TRUSTEE NOMINEES
                ------------------------------------------------

         The following Policy for the Consideration of Trustee Nominees (the "Policy") shall be followed by the Governance and Nominating Committee (the "Committee") of the Trust in filling vacancies on the Board of Trustees or when Trustees are to be nominated for election by policyholders.

MINIMUM NOMINEE QUALIFICATIONS
------------------------------

1. With respect to nominations for Trustees who are not interested persons of the Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") ("Disinterested Trustees"), nominees shall be independent of the Trust's investment adviser and other principal service providers. The Committee shall also consider the effect of any relationship beyond those delineated in the 1940 Act that might impair independence, such as business, financial or family relationships with the investment adviser or its affiliates.

2. Disinterested Trustee nominees must qualify for service on the Trust's Audit Committee.

3. With respect to all Trustees, nominees must qualify under all applicable laws and regulations.

4. The proposed nominee may not be within five years of the Trust's retirement age for Trustees.

5. The Committee may also consider such other factors as it may determine to be relevant.

OTHER QUALIFICATIONS
--------------------

1. With respect to all proposed nominees, the Committee shall consider whether the proposed nominee serves on boards of or is otherwise affiliated with competing financial service organizations or their related fund complexes or companies in which the Trust may invest.

2. The Committee shall consider whether the proposed nominee is able to and intends to commit the time necessary for the performance of Trustee duties.

3.   The  Committee  shall  consider the integrity and character of the proposed
     nominee,  and  the  proposed  nominee's   compatibility  with  the  current
     Trustees.

4.   The Committee may require an interview with the proposed nominee.

NOMINEES RECOMMENDED BY POLICYHOLDERS
-------------------------------------

1. The Committee shall consider nominations for openings on the Board of Trustees from policyholders who have separately or as a group held for at least two full years five percent of the shares of a series of the Trust through a variable contract.

2. The Committee shall give candidates recommended by policyholders the same consideration as any other candidate.

3. Policyholder recommendations should be sent to the attention of the Committee in care of the Trust's Secretary and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a Disinterested Trustee, if applicable.

PROCESS FOR IDENTIFYING AND EVALUATING TRUSTEE NOMINEES
-------------------------------------------------------

1. When identifying and evaluating prospective nominees for openings on the Board of Trustees, the Committee shall review all recommendations in the same manner, including those received from policyholders.

2. The Committee shall first determine if the prospective nominee meets the minimum qualifications set forth above. Those proposed nominees meeting the minimum qualifications will then be considered by the Committee with respect to the other qualifications listed above, and any other qualifications deemed to be important by the Committee.

3. Those nominees selected by the Committee shall be recommended to the Board of Trustees.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-2(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Phoenix Edge Series Fund
            ----------------------------------------------------------------


By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         ---------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date          September 7, 2005
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         ---------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date          September 7, 2005
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         ------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date          September 2, 2005
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.